UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2006

Date of Reporting Period

Item 1. Reports to Stockholders

[Shareholder Report(s) Here]

IMPORTANT NOTICES REGARDING PRIVACY,

DELIVERY OF SHAREHOLDER DOCUMENTS,

PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

• Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

• None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

• Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

• We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Equity Research Fund  as of April 30, 2006

INVESTMENT UPDATE

Walter A. Row III, CFA
Investment Team Leader

The Fund

Performance for the Past Six Months

•                                          During the six months ended April 30, 2006, the Fund’s Class A shares had a total return of 11.01%.(1) This return was the result of an increase in net asset value (NAV) per share to $12.84 on April 30, 2006, from $12.15 on October 31, 2005, and the reinvestment of $0.021 per share in dividend income and $0.594 per share in capital gains.(1)

•                                          For comparison, the Fund’s benchmark, the Standard & Poor’s 500 Index (the S&P 500) — a broad-based, unmanaged market index of common stocks commonly used as a measure of U.S. stock market performance — had a total return of 9.64% during the same period.(2)

Management Discussion

•                                          U.S. equity markets moved upward at a solid pace during the six months ended April 30, 2006, driven by continued strong economic growth, low to moderate inflation, and hopes for an end to the U.S. Federal Reserve Board’s long tightening cycle. Since June 2004, the Fed has raised short-term interest rates 16 times, with the last quarter-point hike occurring on May 10, 2006 — after the end of the period.

•                                          The stock market appeared to shrug off concerns over record-high prices of energy and other commodities, higher interest rates, and renewed geopolitical turmoil, and investors instead focused on reports of solid economic fundamentals and generally robust corporate profits. While the overall market gained, value stock performance continued to outpace that of growth stocks.

•                                          In selecting and managing its securities portfolio, the Fund’s team of equity analysts makes investment judgments primarily on the basis of fundamental research analysis, seeking the best companies within each industry sector. Fundamental research involves consideration of the various company-specific and general business, economic and market factors that may influence the future performance of individual companies and their stock prices.

•                                          During the period, several of the Fund’s energy holdings made solid contributions to performance, capitalizing on increasing demand from sustained economic growth. Within this sector, a Canadian company that extracts oil from sand was the Fund’s top contributor to relative performance. Two other contributors in the energy sector included an offshore drilling company and a leading oil services firm.

•                                          In the materials sector, the Fund was somewhat overweighted relative to the S&P 500, helping performance.(2) In this sector, mining stocks made solid contributions, benefiting from high prices for several metals, including gold, silver, and copper. The Fund’s utility holdings also gained, as high energy prices have helped some become more profitable, and investors have been attracted to the more stable growth and dividend income that utilities have provided.

•              Some of the Fund’s holdings disappointed, including a large global wireless telecommunications firm, which has seen increased competition and slowing revenue growth. In the health care sector, a biotechnlogy firm and a pharmaceutical firm both detracted from performance. Also, a leading provider of prescription drug management programs and other health care services declined due to profit taking after seeing significant gains prior to the six-month period.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www. eatonvance.com.

(1)          These returns do not include the 5.75% maximum sales charge for Class A shares. If the sales charge were deducted, the returns would be lower. Absent an expense subsidy by the adviser, the returns would be lower.

(2)          It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance Equity Research Fund as of April 30, 2006

FUND PERFORMANCE

Performance *	Class A
Average Annual Total Returns (at net asset value)
One Year	20.32%
Life of Fund†	6.97
SEC Average Annual Total Returns (including sales charge)
One Year	13.44%
Life of Fund†	5.57

†                     Inception Date — 11/01/01

*                    Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares. If the sales charge was deducted, the returns would be lower. Absent an expense subsidy by the adviser, the returns would be lower. SEC Average Annual Total Returns for Class A shares reflect the maximum 5.75% sales charge.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

†                     As of April 30, 2006. Fund information may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Top Ten Equity Holdings††

By net assets

General Electric Co.	2.3%
Procter & Gamble Co.	1.6
American International Group, Inc.	1.6
NorthWestern Corp.	1.5
Nestle SA (ADR)	1.4
Exxon Mobil Corp.	1.4
PepsiCo, Inc.	1.4
Altria Group, Inc.	1.3
Google, Inc., Class A	1.2
Wal-Mart Stores, Inc.	1.2

††               Top Ten Equity Holdings represented 14.9% of Fund net assets as of April 30, 2006. Holdings are subject to change due to active management.

3

Eaton Vance Equity Research Fund as of April 30, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 – April 30, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Equity Research Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/05)	(4/30/06)	(11/1/05 - 4/30/06)
Actual
Class A	$1,000.00	$1,110.10	$6.54	**

Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,018.60	$6.26	**

*                    Expenses are equal to the Fund’s annualized expense ratio of 1.25% for Class A shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2005.

**             Absent an expense subsidy by the adviser, expenses would be higher.

4

Eaton Vance Equity Research Fund as of April 30, 2006

PORTFOLIO OF INVESTMENTS (UNAUDITED)

Common Stocks — 92.9%
Security	Shares	Value
Aerospace & Defense — 3.4%
General Dynamics Corp.	322	$21,130
Lockheed Martin Corp.	233	17,685
Northrop Grumman Corp.	232	15,521
United Technologies Corp.	418	26,255
		$80,591
Air Freight & Logistics — 0.8%
FedEx Corp.	160	$18,421

Auto Components — 0.5%
Borg-Warner, Inc.	191	$11,599

Banks — 7.5%
Allied Irish Banks plc, ADS	235	$11,261
Almancora SCA	80	10,791
Anglo Irish Bank Corp. plc	600	9,864
Banco Bilbao Vizcaya Argentaria S.A., ADR	250	5,515
Banco Itaú Holding Financeira, S.A., ADR	155	4,929
Bank of America Corp.	305	15,226
Bank of Nova Scotia (The)	275	11,484
BNP Paribas S.A.	60	5,658
BNP Paribas S.A.(1)	6	547
Commerzbank AG	135	5,589
HBOS plc	275	4,821
KBC Group N.V.	202	23,409
Marshall and Ilsley Corp.	110	5,029
Natexis Banques Populaires, S. A.	45	12,196
National City Corp.	135	4,982
PNC Financial Services Group, Inc.	330	23,585
Standard Chartered plc	205	5,404
Wachovia Corp.	146	8,738
Wells Fargo & Co.	150	10,303
Western Alliance Bancorp.(1)	7	255
		$179,586
Beverages — 1.8%
Anheuser-Busch Cos., Inc.	235	$10,476
PepsiCo, Inc.	565	32,906
		$43,382
Biotechnology — 3.1%
Amgen, Inc.(1)	286	$19,362
Biogen Idec Inc.(1)	470	21,079
Biomarin Pharmaceutical Inc.(1)	890	10,947
Celgene Corp.(1)	294	12,395
Genzyme Corp.(1)	155	9,480
		$73,263

Security	Shares	Value

Chemicals — 1.4%
Ecolab Inc.	275	$10,395
E. I. Dupont de Nemours & Co.	331	14,597
Monsanto Co.	113	9,424
		$34,416
Commercial Services & Supplies — 0.4%
Equifax Inc.	150	$5,781
PHH Corp.(1)	15	418
Resources Connection, Inc.(1)	135	3,631
		$9,830
Communications Equipment — 2.3%
Cisco Systems, Inc.(1)	590	$12,360
Corning, Inc.(1)	792	21,883
Qualcomm, Inc.	390	20,023
		$54,266
Computers & Business Equipment — 2.1%
Apple Computer, Inc.(1)	255	$17,949
Dell, Inc.(1)	182	4,768
International Business Machines Corp.	155	12,763
Sun Microsystems, Inc.(1)	2,770	13,850
		$49,330

See notes to financial statements

5

Eaton Vance Equity Research Fund  of as April 30, 2006

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT’D

Security	Shares	Value
Consumer Finance — 1.2%
Capital One Financial Corp.	50	$4,332
Cattles plc	815	5,595
Student Loan Corp.	89	18,534
		$28,461
Containers & Packaging — 0.2%
Smurfit-Stone Container Corp.(1)	450	$5,827

Electrical Equipment — 1.2%
Emerson Electric Co.	305	$25,910
GrafTech International, Ltd.(1)	254	1,717
		$27,627

Electronics — Semiconductors — 4.0%
Altera Corp.(1)	485	$10,592
Analog Devices, Inc.	363	13,765
ASML Holding N.V.(1)	690	14,593
Broadcom Corp., Class A(1)	105	4,317
Intel Corp.	480	9,590
Marvell Technology Group, Ltd.(1)	142	8,107
Maxim Integrated Products, Inc.	257	9,062
Microchip Technology, Inc.	260	9,688
Silicon Laboratories, Inc.(1)	142	6,619
Texas Instruments Inc.	269	9,337
		$95,670
Energy Equipment & Services — 3.4%
Diamond Offshore Drilling, Inc.	215	$19,516
Halliburton Co.	318	24,852
Hanover Compressor Co.(1)	5	101
Noble Corp.	229	18,077
Transocean Inc.(1)	248	20,105
		$82,651

Security	Shares	Value
Financial Services — Diversified — 1.2%
Citigroup, Inc	566	$28,272

Food Products — 1.4%
Nestle SA, ADR	457	$34,746

Health Care Equipment & Supplies — 1.2%
Medtronic, Inc.	244	$12,229
Thoratec Corp.(1)	387	6,970
Zimmer Holdings, Inc.(1)	168	10,567
		$29,766
Health Care Services — 2.5%
Aetna, Inc.	224	$8,624
AmerisourceBergen Corp.	204	8,803
Caremark Rx, Inc.(1)	137	6,240
Quest Diagnostics Inc.	240	13,375
UnitedHealth Group, Inc.	225	11,192
WellPoint, Inc.(1)	155	11,005
		$59,239
Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	232	$10,862
Harrah’s Entertainment, Inc.	90	7,348
Marriott International, Inc., Class A	90	6,576
		$24,786
Household Durables — 0.5%
D.R. Horton, Inc.	200	$6,004
Ryland Group, Inc. (The)	90	5,680
		$11,684
Household Products — 2.2%
Colgate-Palmolive Co.	235	$13,893
Procter & Gamble Co.	677	39,408
		$53,301

See notes to financial statements

6

Eaton Vance Equity Research Fund  as of April 30, 2006

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT’D

Security	Shares	Value
Industrial Conglomerates — 3.2%
3M Co.	250	$21,357
General Electric Co.	1,591	55,033
		$76,390
Insurance — 4.8%
ACE Ltd.	118	$6,554
American International Group, Inc.	593	38,693
AXIS Capital Holdings Ltd.	455	13,568
Fidelity National Financial, Inc.	100	4,198
Hartford Financial Services Group, Inc. (The)	102	9,377
PartnerRe Ltd.	255	15,950
RenaissanceRe Holdings Ltd.	280	11,774
St. Paul Travelers Companies, Inc. (The)	325	14,310
		$114,424
Internet Software & Services — 1.2%
Google Inc., Class A.(1)	71	$29,674

Investment Services — 4.8%
Affiliated Managers Group, Inc.(1)	111	$11,244
Goldman Sachs Group, Inc.	149	23,883
Legg Mason, Inc.	76	9,004
Lehman Brothers Holdings Inc.	99	14,964
Mellon Financial Corp.	135	5,080
Merrill Lynch & Co., Inc.	337	25,700
UBS AG	225	26,291
		$116,166
IT Consulting & Services — 1.7%
Affiliated Computer Services, Inc., Class A(1)	75	$4,182
CheckFree Corp.(1)	145	7,811
MoneyGram International, Inc.	480	16,272
Paychex, Inc.	320	12,925
		$41,190

Security	Shares	Value
Life Sciences Tools & Services — 0.9%
Fisher Scientific International Inc.(1)	170	$11,993
Thermo Electron Corp.(1)	220	8,479
		$20,472
Machinery — 1.6%
Danaher Corp.	272	$17,438
Deere & Co.	239	20,979
		$38,417
Media — 3.0%
CBS Corp., Class B	97	$2,471
Comcast Corp., Class A(1)	680	21,046
Getty Images, Inc.(1)	100	6,401
McGraw-Hill Companies, Inc., (The)	354	19,704
Omnicom Group, Inc.	67	6,031
Time Warner Inc.	725	12,615
Viacom, Inc., Class B(1)	97	3,863
		$72,131
Metals & Mining — 2.2%
Alcan Inc.	95	$4,965
Companhia Vale do Rio Doce, ADR	258	13,292
Goldcorp Inc.	390	13,697
Inco Ltd.	134	7,567
Novelis Inc.	19	464
Teck Cominco Ltd., Class B	184	12,657
		$52,642
Oil & Gas — 6.3%
Chevron Corp.	215	$13,119
Exxon Mobil Corp.	525	33,117
Occidental Petroleum Corp.	135	13,870
Suncor Energy Inc.	300	25,722
Valero Energy Corp.	310	20,069
Western Refining, Inc.	983	19,886
Williams Cos., Inc. (The)	1,131	24,803
		$150,586

See notes to financial statements

7

Eaton Vance Equity Research Fund  as of April 30, 2006

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT’D

Security	Shares	Value
Paper & Forest Products — 0.3%
Bowater Inc.	105	$2,863
Weyerhaeuser Co.	75	5,285
		$8,148
Pharmaceuticals — 3.5%
Allergan, Inc.	190	$19,517
Johnson & Johnson Co.	379	22,213
Lilly (Eli) & Co.	247	13,071
Penwest Pharmaceuticals Co.(1)	250	5,005
Wyeth	479	23,313
		$83,119
Real Estate — 0.7%
AvalonBay Communities, Inc.	77	$8,293
Simon Property Group, Inc.	116	9,498
		$17,791
Retail — Food & Staples — 1.9%
Walgreen Co.	390	$16,353
Wal-Mart Stores, Inc.	634	28,549
		$44,902
Retail — Multiline — 1.6%
Federated Department Stores, Inc.	195	$15,181
J.C. Penney Co., Inc.	230	15,056
Target Corp.	139	7,381
		$37,618
Retail — Specialty — 1.5%
Bed Bath & Beyond Inc.(1)	185	$7,095
Best Buy Co., Inc.	165	9,349
GameStop Corp.(1)	120	5,664
Home Depot, Inc.	347	13,856
		$35,964

Security	Shares	Value
Software Services — 1.9%
Magma Design Automation, Inc.(1)	320	$2,426
Microsoft Corp.	1,097	26,493
Oracle Corp.(1)	1,139	16,618
		$45,537
Telecommunication Services — Diversified — 1.0%
Verizon Communications Inc.	710	$23,451

Telecommunication Services — Wireless — 1.8%
Alltel Corp.	390	$25,104
Sprint Nextel Corp.	760	18,848
		$43,952
Textiles, Apparel & Luxury Goods — 0.3%
Nike Inc., Class B	95	$7,775

Thrifts & Mortgage Finance — 1.0%
Countrywide Financial Corp.	285	$11,588
Doral Financial Corp.	142	1,123
Hypo Real Estate Holding AG	70	4,896
Northern Rock plc	255	4,896
R & G Financial Corp., Class B	116	1,210
		$23,713
Tobacco — 1.3%
Altria Group, Inc.	437	$31,971

Utilities — Electric — 1.6%
Exelon Corp.	210	$11,340
TXU Corp.	548	27,197
		$38,537

See notes to financial statements

8

Eaton Vance Equity Research Fund  of as April 30, 2006

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT’D

Security	Shares	Value
Utilities — Multi-Utilities — 1.5%
NorthWestern Corp.	1,055	$37,062
Total Common Stocks
(identified cost $1,907,216)		$2,228,346

Commercial Paper—4.8%
Security	Principal Amount (000s omitted)	Value
General Electric Capital Corp., 4.84%, 5/1/06	$115	$115,000
Total Commercial Paper (at amortized cost, $115,000)		$115,000

Time Deposit—2.0%
Security	Principal Amount (000s omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.86%, 5/1/06	$49	$49,000
Total Time Deposit
(at amortized cost, $49,000)		$49,000
Total Investments — 99.7%
(identified cost $2,071,216)		$2,392,346
Other Assets, Less Liabilities — 0.3%		$7,910
Net Assets — 100.0%		$2,400,256

(1) Non-income producing security.

ADR — American Depository Receipt

ADS — American Depository Share

See notes to financial statements

9

Eaton Vance Equity Research Fund  as of April 30, 2006

FINANCIAL STATEMENTS (UNAUDITED)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investments, at value (identified cost, $2,071,216)	$2,392,346
Cash	32,357
Receivable for investments sold	57,358
Receivable for Fund shares sold	666
Dividends receivable	2,316
Tax reclaim receivable	337
Interest receivable	20
Receivable from the Adviser	35,835
Total assets	$2,521,235
Liabilities
Payable to affiliate for service fees	$484
Payable for investments purchased	92,850
Payable for Fund shares redeemed	3,657
Accrued expenses	23,988
Total liabilities	$120,979
Net Assets	$2,400,256
Sources of Net Assets
Paid-in capital	$2,005,944
Accumulated net realized gain (computed on the basis of identified cost)	69,451
Accumulated undistributed net investment income	3,564
Net unrealized appreciation (computed on the basis of identified cost)	321,297
Total	$2,400,256
Class A Shares
Net Assets	$2,400,256
Shares Outstanding	186,899
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.84
Maximum Offering Price Per Share (100 ÷ 94.25 of $12.84)	$13.62

Statement of Operations

For the Six Months Ended April 30, 2006

Investment Income
Dividends (net of foreign taxes, $286)	$15,226
Interest	2,570
Total investment income	$17,796
Expenses —
Investment adviser fee	$6,688
Administration fee	1,530
Distribution and service fees — Class A	2,550
Custodian fee	6,428
Legal and accounting services	16,875
Printing and postage	5,754
Registration fees	15,023
Transfer and dividend disbursing agent fees	363
Miscellaneous	1,717
Total expenses	$56,928
Deduct —
Waiver and reimbursement of expenses by the Adviser and/or Administrator	$44,053
Reduction of custodian fee	125
Total expense reductions	$44,178
Net expenses	$12,750
Net investment income	$5,046
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$80,130
Foreign currency transactions	(42)
Net realized gain	$80,088
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$118,224
Net change in unrealized appreciation (depreciation)	$118,224
Net realized and unrealized gain	$198,312
Net increase in net assets from operations	$203,358

See notes to financial statements

10

Eaton Vance Equity Research Fund  as of April 30, 2006

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations —
Net investment income	$5,046	$5,434
Net realized gain on investments	80,088	100,556
Net change in unrealized appreciation (depreciation) from investments	118,224	76,534
Net increase in net assets from operations	$203,358	$182,524
Distributions to Shareholders:
From net investment income	$(3,119)	$(4,361)
From net realized gains	(88,696)	—
Total distributions to shareholders	$(91,815)	$(4,361)
Transactions in shares of beneficial interest —
Proceeds from sale of shares	$542,198	$784,868
Net asset value of shares issued to shareholders in payment of distributions declared	91,642	4,361
Cost of shares redeemed	(75,472)	(532,825)
Net increase in net assets from Fund share transactions	$558,368	$256,404
Net increase in net assets	$669,911	$434,567
Net Assets
At beginning of period	$1,730,345	$1,295,778
At end of period	$2,400,256	$1,730,345
Accumulated undistributed net investment income included in net assets
At end of period	$3,564	$1,673

See notes to financial statements

11

Eaton Vance Equity Research Fund  as of April 30, 2006

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Six Months
	Ended		Class A
	April 30, 2006		Year Ended October 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(3)
Net asset value — Beginning of period	$12.150		$10.810	$9.860	$8.400	$10.000
Income (loss) from operations
Net investment income (loss)	$0.031		$0.041	$0.007	$0.007	$(0.001)
Net realized and unrealized gain (loss)	1.274		1.334	0.952	1.453	(1.599)
Total income (loss) from operations	$1.305		$1.375	$0.959	$1.460	$(1.600)
Less distributions
From net investment income	$(0.021)		$(0.035)	$(0.009)	$—	$—
From net realized gain	(0.594)		—	—	—	—
Total distributions	$(0.615)		$(0.035)	$(0.009)	$—	$—
Net asset value — End of period	$12.840		$12.150	$10.810	$9.860	$8.400
Total Return(2)	11.01%		12.74%	9.73%	17.38%	(16.00)%
Ratios/Supplemental Data †
Net assets, end of period (000’s omitted)	$2,400		$1,730	$1,296	$949	$686
Ratios (As a percentage of average daily net assets):
Net expenses	1.26	%(4)	1.25%	1.40%	1.40%	1.45%
Net expenses after custodian fee reduction	1.25	%(4)	1.25%	1.40%	1.40%	1.40%
Net investment income (loss)	0.49	%(4)	0.35%	0.07%	0.08%	(0.01)%
Portfolio Turnover	39%		93%	70%	64%	90%

†  The operating expenses of the Fund reflect a waiver of the investment adviser fee, a waiver of the administration fee, and an allocation of expenses to the Adviser. Had such actions not been taken, the ratios and the net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	5.57	%(4)	6.95%	5.67%	6.67%	7.22%
Expenses after custodian fee reduction	5.56	%(4)	6.95%	5.67%	6.67%	7.17%
Net investment loss	(3.82	)%(4)	(5.34)%	(4.20)%	(5.19)%	(5.78)%
Net investment loss per share	$(0.238)		$(0.627)	$(0.441)	$(0.461)	$(0.552)

(1)             Net investment income (loss) per share was computed using average shares outstanding.

(2)             Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(3)             Class A commenced operations on November 1, 2001.

(4)             Annualized.

12

Eaton Vance Equity Research Fund  as of April 30 , 2006

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies

Eaton Vance Equity Research Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Effective June 13, 2005, the Fund’s outstanding shares were classified as Class A shares. The Fund’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Fund for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

D Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used

13

Eaton Vance Equity Research Fund  as of April 30 , 2006

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT’D

to reduce the Fund’s custodian fee are reported as a reduction of expenses on the Statement of Operations.

G Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are determined on the basis of identified cost.

J Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by independent registered public accounting firm, but in the opinion of the Fund’s management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to distribute annually substantially all of the net investment income of the Fund and to distribute, at least annually, substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2006	Year Ended
	(Unaudited)	October 31, 2005
Sales	42,962	69,579
Issued to shareholders electing to receive payments of distributions in Fund shares	7,518	378
Redemptions	(5,965)	(47,423)
Net increase	44,515	22,534

At April 30, 2006, Eaton Vance Management (EVM) and an EVM retirement plan owned 24% and 50%, respectively, of the outstanding shares of the Fund.

4 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. EVM receives a monthly advisory fee equal to 0.65% (annually) of the average daily net assets of the Fund up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2006, the fee amounted to $6,688, all of which was waived. An administrative fee is earned by EVM as compensation for administering certain business affairs of the Fund. The fee is equal to 0.15% (annually) of the average daily net assets of the Fund. For the six months ended April 30, 2006, the fee amounted to $1,530, all of which was waived. EVM has contractually agreed to limit net annual Fund operating expenses to 1.40% for Class A. The expense limitation will continue for at least one year, beginning on March 1, 2006. There is no guarantee the expense limitation will continue beyond such date. For the six months ended April 30, 2006, EVM has voluntarily agreed to further limit net annual Fund operating expenses to 1.25% for Class A. This voluntary expense reduction could be terminated at any time. Pursuant to these expense reductions, EVM was allocated $35,835 of the Fund’s operating expenses. EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based on the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2006, EVM earned $37 in sub-transfer agent fees from the Fund.

Except as to Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Trustees of the Fund who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2006, no significant amounts have

14

Eaton Vance Equity Research Fund  as of April 30 , 2006

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT’D

been deferred. Certain officers and Trustees of the Fund are officers of the above organization.

5 Distribution Plan

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan). The Class A Plan provides that the Fund will pay Eaton Vance Distributors, Inc. (EVD) a distribution and service fee of 0.25% of the Fund’s average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2006 amounted to $2,550 for Class A shares.

6 Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $1,115,051 and $726,800, respectively, for the six months ended April 30, 2006.

7 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,071,216
Gross unrealized appreciation	$356,956
Gross unrealized depreciation	(35,826)
Net unrealized appreciation	$321,130

The net unrealized appreciation on foreign currency at April 30, 2006 was $167.

15

Eaton Vance Equity Research Fund

BOARD OF TRUSTEE’S ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

• An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

• An independent report comparing each fund’s total expense ratio and its components to comparable funds;

• An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

• Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

• Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

• Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

• Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

• Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

• Data relating to portfolio turnover rates of each fund;

• The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

• Reports detailing the financial results and condition of each adviser;

• Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

• Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

• Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

• Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

16

Eaton Vance Equity Research Fund

BOARD OF TRUSTEE’S ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

Other Relevant Information

• Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

• Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

• The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by  each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Equity Research Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in foreign markets. Specifically, the Board considered the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

17

Eaton Vance Equity Research Fund

BOARD OF TRUSTEE’S ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2005 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees (including administrative fees) and total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser’s profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

18

Eaton Vance Equity Research Fund

INVESTMENT MANAGEMENT

Officers	Trustees

Thomas E. Faust Jr.	Samuel L. Hayes, III
President	Chairman

William H. Ahern, Jr.	Benjamin C. Esty
Vice President
James B. Hawkes
Cynthia J. Clemson
Vice President	William H. Park

Kevin S. Dyer	Ronald A. Pearlman
Vice President
Norton H. Reamer
Aamer Khan
Vice President	Lynn A. Stout

Thomas H. Luster	Ralph F. Verni
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Cliff Quisenberry Jr.
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Barbara E. Campbell
Treasurer

Alan R. Dynner
Secretary

Paul M. O’Neil
Chief Compliance Officer

19

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Investment Adviser and Administrator of Eaton Vance Equity Research Fund
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Equity Research Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1325-6/06	ERSRC

Semiannual Report April 30, 2006

EATON VANCE
DIVERSIFIED
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Diversified Income Fund  as of April 30, 2006

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•                     The Fund’s Class A shares had a total return of 3.39% during the six months ended April 30, 2006.(1) This return resulted from an increase in net asset value per share (NAV) to $9.77 on April 30, 2006, from $9.76 on October 31, 2005, and the reinvestment of $0.316 in dividends.

•                     The Fund’s Class B shares had a total return of 3.01% during the six months ended April 30, 2006.(1) This return resulted from an increase in NAV per share to $9.76 on April 30, 2006, from $9.75 on October 31, 2005, and the reinvestment of $0.280 in dividends.

•                     The Fund’s Class C shares had a total return of 3.00% during the six months ended April 30, 2006.(1) This return resulted from an increase in NAV per share to $9.76 on April 30, 2006, from $9.75 on October 31, 2005, and the reinvestment of $0.280 in dividends.

•                     In comparison, the Merrill Lynch U.S. High Yield Master II Index — an unmanaged index of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market — had a total return of 4.98% during the same period.(2) The S&P/LSTA Leveraged Loan Index — an unmanaged index of U.S. dollar-denominated leveraged loans — had a total return of 3.38% during the same period.2 The Lehman Brothers Intermediate Government Bond Index — an unmanaged index of U.S. government bonds with maturities between one and 10 years — had a total return of 0.81% during the same period.(2)

Recent Fund Developments

•                     The Fund’s investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its primary objective of high current income.

•                     The Fund is structured as a “fund-of-funds” and, accordingly, currently pursues its objectives by investing its assets in three registered investment companies (each a “Portfolio”), which are managed by Eaton Vance Management or its affiliates: Boston Income Portfolio, which normally invests primarily in high-yield, high-risk corporate bonds; Floating Rate Portfolio, which normally invests primarily in interests in senior floating rate loans; and Government Obligations Portfolio, which primarily invests in mortgage-backed securities (MBS) issued by the U.S. Government or one of its agencies or instrumentalities.

•                     During the six-month period, the high-yield Boston Income Portfolio benefited from investments in the air transportation and building materials sectors. Wireless telecom service providers also fared well, enjoying strong cash flows, subscriber growth and, in some cases, the benefits of refinancing older, higher-coupon debt. No particular sector in the Boston Income Portfolio dramatically hurt performance; however, railroads, metals and homebuilders — areas in which this Portfolio had very small positions — were among the market’s laggards.(3)

•                     The portion of the Fund that invests in floating-rate loans generally benefited from an environment of rising short-term interest rates; however, credit spreads continued to narrow and new issuance surged. Management kept the loan Portfolio well diversified across a wide range of industry sectors and holdings. Building and development (including manufacturers of building products and companies that manage and/or own apartments, shopping malls and commercial office buildings, among others), health care, leisure goods/activities/movies and chemicals/plastics and publishing were the largest industry weightings.(3)

•                     In the Government Obligations Portfolio, management continued to emphasize seasoned MBS with shorter average maturities and more stable prepayment rates than generic, unseasoned MBS. Seasoned MBS prepayment rates continued to decline during the six-month period. Accordingly, yield spreads on the Portfolio’s seasoned MBS tightened by approximately 45 basis points (0.45%), resulting in outperformance versus Treasuries.(3)

(1)          These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares. If sales charges were deducted, returns would be lower.

(2)          It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index returns are available as of month-end only.

(3)          Portfolio investments may not be representative of the Portfolios’ current or future investments and may change due to active management.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Shares of the Fund are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will vary.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

FUND PERFORMANCE

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	5.72%	4.93%	4.93%
Life of Fund†	3.95	4.80	3.95
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.71%	-0.02%	3.94%
Life of Fund†	1.21	0.49	3.95

†                     Inception dates: Class A: 12/7/04; Class B: 12/7/04; Class C: 12/7/04

(1)          Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, returns would be lower. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Diversification by Sectors(2)

By Total Investments

(2)          As of April 30, 2006. Sectors are shown as a percentage of the Fund’s total investments. Fund statistics may not be representative of the Portfolios’ current or future investments and are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Diversified Income Fund as of April 30, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 – April 30, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Diversified Income Fund

	Beginning Account Value (11/1/05)	Ending Account Value (4/30/06)	Expenses Paid During Period* (11/1/05 - 4/30/06)
Actual
Class A	$1,000.00	$1,033.90	$5.50
Class B	$1,000.00	$1,030.10	$9.26
Class C	$1,000.00	$1,030.00	$9.26
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.46
Class B	$1,000.00	$1,015.70	$9.20
Class C	$1,000.00	$1,015.70	$9.20

* Expenses are equal to the Fund's annualized expense ratio of 1.09% for Class A shares, 1.84% for Class B shares and 1.84% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2005. The example reflects the expenses of the Fund and the Portfolios.

4

Eaton Vance Diversified Income Fund as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investment in Boston Income Portfolio, at value (identified cost, $84,544,598)	$84,463,757
Investment in Floating Rate Portfolio, at value (identified cost, $84,119,450)	84,426,910
Investment in Government Obligations Portfolio, at value (identified cost, $85,211,262)	84,381,229
Receivable for Fund shares sold	1,316,731
Prepaid expenses	13,942
Total assets	$254,602,569
Liabilities
Dividends payable	$389,292
Payable for Fund shares redeemed	309,063
Payable to affiliate for distribution and service fees	137,821
Payable to affiliate for Trustees' fees	293
Accrued expenses	72,429
Total liabilities	$908,898
Net Assets	$253,693,671
Sources of Net Assets
Paid-in capital	$255,759,179
Accumulated net realized loss from Portfolios (computed on the basis of identified cost)	(600,963)
Accumulated distributions in excess of net investment income	(861,131)
Net unrealized depreciation from Portfolios (computed on the basis of identified cost)	(603,414)
Total	$253,693,671
Class A Shares
Net Assets	$111,012,872
Shares Outstanding	11,360,842
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.77
Maximum Offering Price Per Share (100 ÷ 95.25 of $9.77)	$10.26
Class B Shares
Net Assets	$27,056,132
Shares Outstanding	2,771,353
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.76
Class C Shares
Net Assets	$115,624,667
Shares Outstanding	11,841,327
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.76
On sales of $25,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Interest and other income allocated from Portfolios	$7,311,141
Dividend income allocated from Portfolios	26,367
Security lending income allocated from Portfolios, net	265,543
Expenses allocated from Portfolios	(746,077)
Net investment income from Portfolios	$6,856,974
Expenses
Trustees' fees and expenses	$1,825
Distribution and service fees
Class A	121,642
Class B	121,521
Class C	509,038
Custodian fee	71,524
Transfer and dividend disbursing agent fees	63,311
Registration fees	25,444
Legal and accounting services	20,183
Printing and postage	15,359
Miscellaneous	1,536
Total expenses	$951,383
Net investment income	$5,905,591
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) — Investment transactions (identified cost basis)	$596,435
Financial futures contracts	101,774
Swap contracts	31,336
Foreign currency and forward foreign currency exchange contract transactions	(115,055)
Net realized gain	$614,490
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$716,358
Financial futures contracts	(24,990)
Swap contracts	(5,496)
Foreign currency and forward foreign currency exchange contracts	(155,311)
Net change in unrealized appreciation (depreciation)	$530,561
Net realized and unrealized gain	$1,145,051
Net increase in net assets from operations	$7,050,642

See notes to financial statements

5

Eaton Vance Diversified Income Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Period Ended October 31, 2005(1)
From operations — Net investment income	$5,905,591	$3,775,571
Net realized gain (loss) from Investment transactions, financial futures contracts, swap contracts, and foreign currency and forward currency exchange contract transactions	614,490	(594,474)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, and foreign currency and forward currency exchange contract transactions	530,561	(1,133,975)
Net increase in net assets from operations	$7,050,642	$2,047,122
Distributions to shareholders — From net investment income Class A	$(3,167,404)	$(2,369,812)
Class B	(699,799)	(512,591)
Class C	(2,933,017)	(2,006,640)
Total distributions to shareholders	$(6,800,220)	$(4,889,043)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$35,382,678	$98,157,284
Class B	7,071,597	23,479,760
Class C	32,159,387	92,621,826
Net asset value of shares issued to shareholders in payment of distributions declared Class A	2,259,373	1,714,177
Class B	438,661	303,413
Class C	1,963,196	1,295,084
Cost of shares redeemed Class A	(13,593,553)	(11,713,909)
Class B	(2,409,560)	(1,540,982)
Class C	(8,418,929)	(2,884,333)
Net increase in net assets from Fund share transactions	$54,852,850	$201,432,320
Net increase in net assets	$55,103,272	$198,590,399

Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Period Ended October 31, 2005(1)
At beginning of period	$198,590,399	$—
At end of period	$253,693,671	$198,590,399
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(861,131)	$33,498

(1) For the period from the start of business, December 7, 2004, to October 31, 2005.

See notes to financial statements

6

Eaton Vance Diversified Income Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2006 (Unaudited)(2)		Period Ended October 31, 2005(1)(2)
Net asset value — Beginning of period	$9.760		$10.000
Income (loss) from operations
Net investment income	$0.276		$0.430
Net realized and unrealized gain (loss)	0.050		(0.108)
Total income from operations	$0.326		$0.322
Less distributions
From net investment income	$(0.316)		$(0.562)
Total distributions	$(0.316)		$(0.562)
Net asset value — End of period	$9.770		$9.760
Total Return(3)	3.39%		3.29%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$111,013		$86,858
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.09	%(5)	1.17	%(5)
Net expenses after custodian fee reduction(4)	1.09	%(5)	1.17	%(5)
Net investment income	5.70	%(5)	4.84	%(5)
Portfolio Turnover of the Boston Income Portfolio	35%		71%
Portfolio Turnover of the Floating Rate Portfolio	24%		57%
Portfolio Turnover of the Government Obligations Portfolio	2%		30%

†  The operating expenses of the Portfolios may reflect reductions of their investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	1.20	%(5)
Expenses after custodian fee reduction(4)	1.20	%(5)
Net investment income	4.81	%(5)
Net investment income per share	$0.427

(1)  For the period from the commencement of operations, December 7, 2004, to October 31, 2005.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Annualized.

See notes to financial statements

7

Eaton Vance Diversified Income Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2006 (Unaudited)(2)		Period Ended October 31, 2005(1)(2)
Net asset value — Beginning of period	$9.750		$10.000
Income (loss) from operations
Net investment income	$0.240		$0.365
Net realized and unrealized gain (loss)	0.050		(0.120)
Total income from operations	$0.290		$0.245
Less distributions
From net investment income	$(0.280)		$(0.495)
Total distributions	$(0.280)		$(0.495)
Net asset value — End of period	$9.760		$9.750
Total Return(3)	3.01%		2.49%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$27,056		$21,926
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.84	%(5)	1.92	%(5)
Net expenses after custodian fee reduction(4)	1.84	%(5)	1.92	%(5)
Net investment income	4.95	%(5)	4.11	%(5)
Portfolio Turnover of the Boston Income Portfolio	35%		71%
Portfolio Turnover of the Floating Rate Portfolio	24%		57%
Portfolio Turnover of the Government Obligations Portfolio	2%		30%

†  The operating expenses of the Portfolios may reflect reductions of their investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	1.95	%(5)
Expenses after custodian fee reduction(4)	1.95	%(5)
Net investment income	4.08	%(5)
Net investment income per share	$0.362

(1)  For the period from the commencement of operations, December 7, 2004, to October 31, 2005.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Annualized.

See notes to financial statements

8

Eaton Vance Diversified Income Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2006 (Unaudited)(2)		Period Ended October 31,2005(1)(2)
Net asset value — Beginning of period	$9.750		$10.000
Income (loss) from operations
Net investment income	$0.240		$0.362
Net realized and unrealized gain (loss)	0.050		(0.117)
Total income from operations	$0.290		$0.245
Less distributions
From net investment income	$(0.280)		$(0.495)
Total distributions	$(0.280)		$(0.495)
Net asset value — End of period	$9.760		$9.750
Total Return(3)	3.00%		2.49%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$115,625		$89,806
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.84	%(5)	1.92	%(5)
Net expenses after custodian fee reduction(4)	1.84	%(5)	1.92	%(5)
Net investment income	4.96	%(5)	4.08	%(5)
Portfolio Turnover of the Boston Income Portfolio	35%		71%
Portfolio Turnover of the Floating Rate Portfolio	24%		57%
Portfolio Turnover of the Government Obligations Portfolio	2%		30%

†  The operating expenses of the Portfolios may reflect reductions of their investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	1.95	%(5)
Expenses after custodian fee reduction(4)	1.95	%(5)
Net investment income	4.05	%(5)
Net investment income per share	$0.359

(1)  For the period from the commencement of operations, December 7, 2004, to October 31, 2005.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Annualized.

See notes to financial statements

9

Eaton Vance Diversified Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Diversified Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated December 7, 2004. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund currently invests all of its investable assets in the following three registered investment companies (each, a Portfolio) managed by Eaton Vance or its affiliates: Boston Income Portfolio, Floating Rate Portfolio, and Government Obligations Portfolio (the Portfolios). Each Portfolio is organized as a New York Trust. The investment objectives and policies of the Portfolios together are the same as those of the Fund. The value of the Fund's investment in each Portfolio reflects the Fund's proportionate interest in the net assets of the Boston Income Portfolio, Floating Rate Portfolio, and Government Obligations Portfolio (4.8%, 1.2%, and 10.9%, respectively, at April 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors Inc. (EVD), by calling 1-800-225-6265.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Boston Income Portfolio's valuation policies are as follows: Investments listed on securities exchanges or NASDAQ are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments and senior floating-rate loan interests (other than short-term obligations), including listed investments and investments for which quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Floating Rate Portfolio's valuation policies are as follows: The Portfolio's investments are primarily in interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Fund's investment adviser under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a Matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant,

10

Eaton Vance Diversified Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. The value of interest rate swaps will be based on dealer quotations. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more then 60 days, unless in each case this is determined not to represent fair value. OTC options are valued at the mean between the bid and the asked price provided by dealers. Financial futures contracts listed on the commodity exchanges and exchange traded options are valued at closing settlement prices. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Government Obligations Portfolio's valuation policies are as follows: Debt securities (including collateralized mortgage obligations and certain mortgage backed securities ("MBS") normally are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Most seasoned MBS are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $1,151,435 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2013.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

11

Eaton Vance Diversified Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

F  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest all distributions in shares of the same class of the Fund at the net asset value as of the close of business on the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences between book and tax accounting relating to distributions primarily relate to the different treatment for paydown gains/losses on mortgage-backed securities by the Portfolios and premium amortization. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2006 (Unaudited)	Period Ended October 31, 2005*
Sales	3,621,617	9,912,542
Issued to shareholders electing to receive payments of distributions in Fund shares	231,175	173,874
Redemptions	(1,391,429)	(1,186,937)
Net increase	2,461,363	8,899,479
Class B	Six Months Ended April 30, 2006 (Unaudited)	Period Ended October 31, 2005*
Sales	724,607	2,374,101
Issued to shareholders electing to receive payments of distributions in Fund shares	44,929	30,814
Redemptions	(246,857)	(156,241)
Net increase	522,679	2,248,674
Class C	Six Months Ended April 30, 2006 (Unaudited)	Period Ended October 31, 2005*
Sales	3,294,567	9,369,671
Issued to shareholders electing to receive payments of distributions in Fund shares	201,041	131,513
Redemptions	(862,798)	(292,667)
Net increase	2,632,810	9,208,517

*  From December 7, 2004 to October 31, 2005.

4  Investment Advisor Fee and other Transactions with Affiliates

Eaton Vance Management (EVM) serves as the investment adviser and administrator of the Fund, providing the Fund with investment advisory services (relating to the investment of the Fund's assets in the Portfolios). EVM

12

Eaton Vance Diversified Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

does not receive a fee for serving as the Fund's investment adviser and administrator. The Portfolios have engaged Boston Management & Research (BMR), a subsidiary of EVM, to render investment advisory services and the Fund is allocated its share of the investment advisory fee paid by each Portfolio in which it invests.

Except for Trustees of the Fund and the Portfolios who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2006, no significant amounts have been deferred. Certain officers and Trustees of the Fund and Portfolios are officers of the above organization.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the six months ended April 30, 2006, EVM earned $4,862 in sub-transfer agent fees.

The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds principal underwriter, received $121,231 as its portion of the sales charge on sales of Class A for the six months ended April 30, 2006.

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2006 amounted to $121,642 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $91,141 and $381,778 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2006, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At April 30, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $1,194,679 and $6,540,141 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2006 amounted to $30,380 and $127,260 for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within 12 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1% CDSC if redeemed within 12 months of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within 12 months of purchase.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the

13

Eaton Vance Diversified Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

respective classes will be credited to the Fund. EVD received approximately $4,333, $71,319 and $41,518 of CDSC paid by shareholders for Class A, Class B, and Class C shares, respectively, for the six months ended April 30, 2006

7  Investment Transactions

For the six months ended April 30, 2006, increases and decreases in the Fund's investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals
Boston Income Portfolio	$17,409,275	$3,058,034
Floating Rate Portfolio	18,178,305	1,941,733
Government Obligations Portfolio	18,856,675	1,177,832

8  Investment in Portfolios

For the six months ended April 30, 2006, the Fund was allocated net investment income and realized and unrealized gain (loss) from the Portfolios as follows:

	Boston Income Portfolio	Floating Rate Portfolio	Government Obligations Portfolio	Total
Interest and other income	$3,213,207	$2,452,592	$1,645,342	$7,311,141
Dividend income	26,332	35	—	26,367
Security lending income, net	—	—	265,543	265,543
Expenses	(247,135)	(203,128)	(295,814)	(746,077)
Net investment income	$2,992,404	$2,249,499	$1,615,071	$6,856,974
Net realized gain (loss) —
Investment transactions (identified cost basis)	$805,701	$(32,385)	$(176,881)	$596,435
Financial futures contracts	—	—	101,774	101,774
Swap contracts	23,578	7,758	—	31,336
Foreign currency and forward foreign currency exchange contract transactions	945	(116,000)	—	(115,055)
Net realized gain (loss)	$830,224	$(140,627)	$(75,107)	$614,490
Change in unrealized appreciation (depreciation)
Investments	$744,106	$445,580	$(473,328)	$716,358
Financial futures contracts	—	—	(24,990)	(24,990)
Swap contracts	(14,752)	9,256	—	(5,496)
Foreign currency and forward foreign currency exchange contracts	755	(156,066)	—	(155,311)
Net change in unrealized appreciation (depreciation)	$730,109	$298,770	$(498,318)	$530,561

14

Eaton Vance Diversified Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

15

Eaton Vance Diversified Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Diversified Income Fund (the "Fund") with Eaton Vance Management ("EVM"), as well as the investment advisory agreements of the Boston Income Portfolio, the Floating-Rate Portfolio and the Government Obligations Portfolio, the portfolios in which the Fund invests (the "Portfolios"), each with Boston Management and Research ("BMR"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios. EVM and BMR are each referred to as an "Adviser" herein; EVM with respect to the Fund and BMR with respect to the Portfolios. EVM and BMR are affiliates.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by BMR and to the Fund by EVM. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios and rebalances if the Fund's allocation varies more than 3% from the pre-determined fixed allocation percentages.

The Board considered BMR's management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior secured floating-rate loans, high-yield debt, and other investments. With respect to the Floating Rate Portfolio, the Board noted the experience of BMR's 29 bank loan investment professionals and other personnel who provide services to the Portfolios, including four portfolio managers and 15 analysts. With respect to the Boston Income Portfolio, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. With respect to the Government Obligations Portfolio, the Board noted the Adviser's experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

16

Eaton Vance Diversified Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the period since inception (December 2004) ended September 30, 2005 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Fund directly or indirectly through its pro rata share of the expenses of each Portfolio (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fees, including administrative fees, and total expense ratio for the period from inception ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolios and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolios and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted that, at its request, the Adviser had agreed to add a breakpoint for the Floating Rate Portfolio with respect to assets that exceed $10 billion and for the Boston Income Portfolio with respect to assets that exceed $5 billion. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund and the Portfolios to continue to share such benefits equitably.

17

Eaton Vance Diversified Income Fund

INVESTMENT MANAGEMENT

Officers
Thomas E. Faust Jr.
President and Chief Executive Officer
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Kevin S. Dyer
Vice President
Aamer Kahn
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Cliff Quisenberry, Jr.,
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

18

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Diversified Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Diversified Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Diversified Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

2320-6/06  DISRC

Semiannual Report April 30, 2006

EATON VANCE
DIVIDEND
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Dividend Income Fund  as of April 30, 2006

INVESTMENT UPDATE

Aamer Khan, CFA
Portfolio Manager

Judith A. Saryan, CFA
Portfolio Manager

The Fund

Performance Since Inception

•                     We are pleased to welcome shareholders of Eaton Vance Dividend Income Fund (the “Fund”). The Fund’s investment objective is to achieve total return for its shareholders. As of March 24, 2006, the Fund pursues its objective by investing in Dividend Income Portfolio (the “Portfolio”), a registered investment company managed by Boston Management and Research, a wholly-owned subsidiary of Eaton Vance Management. The Portfolio invests primarily in a diversified portfolio of equity securities that pay dividends. During the period from the Fund’s start of business on November 30, 2005, through April 30, 2006, the Fund’s Class A shares had a total return of 11.58%. This return was the result of an increase in net asset value (NAV) per share to $11.00 on April 30, 2006, from $10.00 on November 30, 2005, and the reinvestment of $0.153 per share in dividend income.(1)

•                     During the same period, the Fund’s Class C shares had a total return of 11.07%. This return was the result of an increase in NAV per share to $10.96 on April 30, 2006, from $10.00 on November 30, 2005, and the reinvestment of $0.143 per share in dividend income.(1)

•                     During the period from the initial issuance of shares on January 31, 2006, through April 30, 2006, the Fund’s Class I shares had a total return of 5.24%. This return was the result of an increase in NAV per share to $11.00 on April 30, 2006, from the $10.61 on January 31, 2006, and the reinvestment of $0.161 per share in dividend income.(1)

•                     During the period from the initial issuance of shares on January 31, 2006, through April 30, 2006, the Fund’s Class R shares had a total return of 5.02%. This return was the result of an increase in NAV per share to $10.99 on April 30, 2006, from the offering price of $10.61 on January 31, 2006, and the reinvestment of $0.148 per share in dividend income.(1)

INVESTMENT UPDATE

•                     For comparison, the Fund’s benchmark, the Russell 1000 Value Index — a broad-based, unmanaged index of value stocks — had a total return of 9.28% from November 30, 2005, to April 30, 2006.(2)

Management Discussion

•                     U.S. equity markets moved upward at a solid pace during the period from November 30, 2005 to April 30, 2006, driven by continued strong economic growth, low to moderate inflation, and hopes for an end to the U.S. Federal Reserve Board’s long tightening cycle. The stock market appeared to shrug off concerns over continued record-high energy prices and renewed geopolitical turmoil, and investors instead focused on reports of solid economic fundamentals and generally robust corporate profits.

•                     Despite a strong run over the past several years, the performance of value-style stocks, which include those that pay dividends, continued to dominate that of growth-style issues during the five-month period ended April 30, 2006.

•                     As a result of its value-oriented management style and a focus on higher-yielding telecommunications and European financial and utility stocks, the Fund outperformed its benchmark index during the fivemonth period ended April 30, 2006. Generally speaking, non-U.S. holdings, especially those in Europe, were primarily responsible for this outperformance.

•                     European bank stocks, especially in France and Belgium, performed well. Banks in Europe have thrived because of lower interest rates relative to the United States, closer proximity to emerging markets, and a regulatory environment that has grown more favorable over the years. Among the consumer discretionary holdings, a large drug store chain in the U.K. also performed well.

•                              U.S. utilities detracted from performance, as investors began to take profits and became concerned about higher interest rates. Health care stocks also lagged, as did consumer staples, with a large U.S.-based paper products company experiencing a decline.

(1)          These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, returns would be lower. Class I and Class R shares are offered to certain investors at net asset value. Absent an allocation of certain expenses to the administrator, the returns would be lower.

(2)          It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

2

Eaton Vance Dividend Income Fund  as of April 30, 2006

FUND PERFORMANCE

Performance*	Class A	Class C	Class I	Class R
Average Annual Total Returns (at net asset value)
Life of Fund†	11.58%	11.07%	5.24%	5.02%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Life of Fund†	5.16%	10.07%	5.24%	5.02%

†                     Inception Dates — Class A: 11/30/05; Class C: 11/30/05; Class I: 1/31/06; Class R: 1/31/06

*                    Average annual total returns do not include the 5.75% maximum sales charge for Class A or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, returns would be lower. Absent an allocation of certain expenses to the administrator, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC 1-year return for Class C reflects a 1% CDSC. Class I and Class R shares are offered to certain investors at net asset value.

Common Stock Investments by Sector**

By net assets

**             As of April 30, 2006. Portfolio information may not be representative of the Portfolio’s current or future investments and are subject to change due to active management.

Top 10 Holdings***

By net assets

Storebrand ASA	2.3%
Saks, Inc.	2.3
Bouygues SA	2.2
Citigroup, Inc.	2.2
Student Loan Corp.	2.1
E.On AG (ADR)	2.1
KBC Groep NV	2.1
RWE AG	2.1
Cemex SA de CV (ADR)	2.0
Credit Suisse Group (ADR)	2.0

***      TopTen Holdings represented 21.4% of Portfolio net assets as of April 30, 2006. Holdings are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Dividend Income Fund as of April 30, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 30, 2005 – April 30, 2006 for Class A and Class C and January 31, 2006 – April 30, 2006 for Class I and Class R). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2005 to April 30, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Dividend Income Fund

	Beginning Account Value	Ending Account Value (4/30/06)	Expenses Paid During Period***
Actual*
Class A	$1,000.00	$1,115.80	$6.17
Class C	$1,000.00	$1,110.70	$9.45
Class I	$1,000.00	$1,052.40	$2.91
Class R	$1,000.00	$1,050.20	$4.17

* Actual expenses are equal to the Fund's annualized expense ratio of 1.40% for Class A shares, 2.15% for Class C shares, 1.15% for Class I shares, and 1.65% for Class R shares multiplied by the average account value over the period, multiplied by 152/365 for Class A and Class C (to reflect the period from the start of business on November 30, 2005, to April 30, 2006) and by 90/365 for Class I and Class R (to reflect the initial issuance of shares on January 31, 2006, to April 30, 2006). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on November 30, 2005 for Class A and Class C and on January 30, 2006 for Class I and Class R. The Example reflects the expenses of both the Fund and the Portfolio.

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.00
Class C	$1,000.00	$1,014.10	$10.74
Class I	$1,000.00	$1,019.00	$5.76
Class R	$1,000.00	$1,016.60	$8.25

** Hypothetical expenses are equal to the Fund's annualized expense ratio of 1.40% for Class A shares, 2.15% for Class C shares, 1.15% for Class I shares, and 1.65% for Class R shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2005. The Example reflects the expenses of both the Fund and the Portfolio.

*** Absent an allocation of certain expenses to the administrator, expenses would be higher.

4

Eaton Vance Dividend Income Fund as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investment in Dividend Income Portfolio, at value (identified cost, $9,387,743)	$9,719,988
Receivable for Fund shares sold	410,811
Receivable from affiliate	117,842
Total assets	$10,248,641
Liabilities
Payable for Fund shares redeemed	$20,394
Payable to affiliate for distribution and service fees	3,146
Payable to affiliate for administration fee	962
Payable to affiliate for Trustees' fees	222
Other accrued expenses	18,893
Total liabilities	$43,617
Net Assets	$10,205,024
Sources of Net Assets
Paid-in capital	$9,856,960
Accumulated net realized loss (computed on the basis of identified cost)	(154,947)
Accumulated undistributed net investment income	170,766
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	332,245
Total	$10,205,024
Class A Shares
Net Assets	$7,238,009
Shares Outstanding	658,092
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.00
Maximum Offering Price Per Share (100 ÷ 94.25 of $11.00)	$11.67
Class C Shares
Net Assets	$2,945,986
Shares Outstanding	268,808
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.96
Class I Shares
Net Assets	$10,523
Shares Outstanding	957
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.00
Class R Shares
Net Assets	$10,506
Shares Outstanding	956
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.99
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Period Ended
April 30, 2006(1)

Investment Income
Dividends (net of foreign taxes, $2,490)	$60,406
Dividends allocated from Portfolio (net of foreign taxes, $5,469)	200,697
Interest	857
Interest allocated from Portfolio	4,264
Expenses allocated from Portfolio	(11,297)
Total investment income	$254,927
Expenses
Investment adviser fee	$3,960
Administration fee	2,041
Trustees' fees and expenses	904
Distribution and service fees Class A	2,567
Class C	3,358
Class R	12
Registration fees	76,362
Legal and accounting services	28,017
Printing and postage	4,101
Custodian fee	2,524
Transfer and dividend disbursing agent fees	2,045
Miscellaneous	2,615
Total expenses	$128,506
Deduct — Allocation of Fund expenses to the affiliate	$117,842
Total expense reductions	$117,842
Net expenses	$10,664
Net investment income	$244,263
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from Portfolio — Investment transactions (identified cost basis)	$(128,721)
Foreign currency transactions	(2,017)
Net realized gain (loss) — Investment transactions (identified cost basis)	(23,775)
Foreign currency transactions	(434)
Net realized loss	$(154,947)
Change in unrealized appreciation (depreciation) from Portfolio — Investments (identified cost basis)	$183,095
Foreign currency	2,101
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	147,249
Foreign currency	(200)
Net change in unrealized appreciation (depreciation)	$332,245
Net realized and unrealized gain	$177,298
Net increase in net assets from operations	$421,561

(1)  For the period from the start of business, November 30, 2005, to April 30, 2006.

See notes to financial statements

5

Eaton Vance Dividend Income Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended April 30, 2006 (Unaudited)(1)
From operations — Net investment income	$244,263
Net realized loss from investment transactions and foreign currency transactions	(154,947)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	332,245
Net increase in net assets from operations	$421,561
Distributions to shareholders — From net investment income Class A	$(53,756)
Class C	(19,448)
Class I	(153)
Class R	(140)
Total distributions to shareholders	$(73,497)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$7,086,659
Class C	2,858,830
Class I	10,000
Class R	10,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	40,300
Class C	11,391
Class I	153
Class R	140
Cost of shares redeemed Class A	(148,008)
Class C	(12,505)
Net increase in net assets from Fund share transactions	$9,856,960
Net increase in net assets	$10,205,024
Net Assets
At beginning of period	$—
At end of period	$10,205,024
Accumulated undistributed net investment income included in net assets
At end of period	$170,766

(1)  For the period from the start of business, November 30, 2005, to April 30, 2006.

See notes to financial statements

6

Eaton Vance Dividend Income Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Period Ended April 30, 2006 (Unaudited)(1)
Net asset value — Beginning of period	$10.000
Income from operations
Net investment income(2)	$0.742
Net realized and unrealized gain	0.411
Total income from operations	$1.153
Less distributions
From net investment income	$(0.153)
Total distributions	$(0.153)
Net asset value — End of period	$11.000
Total Return(3)	11.58%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$7,238
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.40	%(5)
Net investment income	16.73	%(5)
Portfolio Turnover of the Fund(6)	35%
Portfolio Turnover of the Portfolio(7)	24%

†  The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	9.89	%(5)
Net investment income	8.24	%(5)
Net investment income per share(2)	$0.365

(1)  For the period from the start of business, November 30, 2005, to April 30, 2006.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

(7)  For the period from the Portfolio's start of business, March 24, 2006, to April 30, 2006.

See notes to financial statements

7

Eaton Vance Dividend Income Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Period Ended April 30, 2006 (Unaudited)(1)
Net asset value — Beginning of period	$10.000
Income from operations
Net investment income(2)	$0.903
Net realized and unrealized gain	0.200
Total income from operations	$1.103
Less distributions
From net investment income	$(0.143)
Total distributions	$(0.143)
Net asset value — End of period	$10.960
Total Return(3)	11.07%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$2,946
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.15	%(5)
Net investment income	20.29	%(5)
Portfolio Turnover of the Fund(6)	35%
Portfolio Turnover of the Portfolio(7)	24%

†  The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	10.64	%(5)
Net investment income	11.80	%(5)
Net investment income per share(2)	$0.525

(1)  For the period from the start of business, November 30, 2005, to April 30, 2006.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

(7)  For the period from the Portfolio's start of business, March 24, 2006, to April 30, 2006.

See notes to financial statements

8

Eaton Vance Dividend Income Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Period Ended April 30, 2006 (Unaudited)(1)
Net asset value — Beginning of period	$10.610
Income from operations
Net investment income(2)	$0.481
Net realized and unrealized gain	0.070
Total income from operations	$0.551
Less distributions
From net investment income	$(0.161)
Total distributions	$(0.161)
Net asset value — End of period	$11.000
Total Return(3)	5.24%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$11
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.15	%(5)
Net investment income	18.27	%(5)
Portfolio Turnover of the Fund(6)	35%
Portfolio Turnover of the Portfolio(7)	24%

†  The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	9.64	%(5)
Net investment income	9.78	%(5)
Net investment income per share(2)	$0.257

(1)  For the period from the initial issuance of Class I shares, January 31, 2006, to April 30, 2006.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

(7)  For the period from the Portfolio's start of business, March 24, 2006, to April 30, 2006.

See notes to financial statements

9

Eaton Vance Dividend Income Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class R
	Period Ended April 30, 2006 (Unaudited)(1)
Net asset value — Beginning of period	$10.610
Income from operations
Net investment income(2)	$0.467
Net realized and unrealized gain	0.061
Total income from operations	$0.528
Less distributions
From net investment income	$(0.148)
Total distributions	$(0.148)
Net asset value — End of period	$10.990
Total Return(3)	5.02%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$11
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.65	%(5)
Net investment income	17.77	%(5)
Portfolio Turnover of the Fund(6)	35%
Portfolio Turnover of the Portfolio(7)	24%

†  The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	10.14	%(5)
Net investment income	9.28	%(5)
Net investment income per share(2)	$0.244

(1)  For the period from the initial issuance of Class R shares, January 31, 2006, to April 30, 2006.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

(7)  For the period from the Portfolio's start of business, March 24, 2006, to April 30, 2006.

See notes to financial statements

10

Eaton Vance Dividend Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I and Class R shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Dividend Income Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (41.6% at April 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance Dividend Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Distribution to Shareholders

It is the present policy of the Fund to make monthly distributions to shareholders, and at least one distribution annually of all or substantially all of its net realized capital gains, if any (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the same class of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Period Ended April 30, 2006(1)
Sales	668,084
Issued to shareholders electing to receive payments of distributions in Fund shares	3,745
Redemptions	(13,737)
Net increase	658,092
Class C	Period Ended April 30, 2006(1)
Sales	268,904
Issued to shareholders electing to receive payments of distributions in Fund shares	1,058
Redemptions	(1,154)
Net increase	268,808

Class I	Period Ended April 30, 2006(2)
Sales	943
Issued to shareholders electing to receive payments of distributions in Fund shares	14
Net increase	957
Class R	Period Ended April 30, 2006(2)
Sales	943
Issued to shareholders electing to receive payments of distributions in Fund shares	13
Net increase	956

(1) For the period from the start of business, November 30, 2005 to April 30, 2006.

(2) For the period from the initial issuance of shares, January 31, 2006, to April 30, 2006.

4  Transactions with Affiliates

Prior to the Fund's investment in the Portfolio, Eaton Vance Management (EVM) earned an investment adviser fee as compensation for management and investment advisory services rendered to the Fund. The fee was at an annual rate of 0.65% of the Fund's average daily net assets up to $500 million, and reduced at rates as daily net assets exceeded that level, and amounted to $3,960 for the period from the start of business, November 30, 2005, to April 30, 2006. Subsequent to the Fund's investment in the Portfolio, EVM has served only as administrator to the Fund, and receives an administration fee as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund and amounted to $2,041 for the period from the start of business, November 30, 2005, to April 30, 2006. For the period from the start of business, November 30, 2005, to October 31, 2006, EVM has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Expenses exceed 1.40% of average net assets for Class A shares, 2.15% of average net assets for Class C shares, 1.15% of average net assets for Class I shares and 1.65% of average net assets for Class R shares. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $117,842 of the Fund's operating expenses for the period from the start of business, November 30, 2005, to April 30, 2006. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements

12

Eaton Vance Dividend Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the period from the start of business, November 30, 2005, to April 30, 2006, EVM earned $122 in sub-transfer agent fees.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administrative fees earned by EVM and BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business November 30, 2005, to April 30, 2006, no significant amounts have been deferred.

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $19,569 as its portion of the sales charge on sales of Class A for the period from the start of business, November 30, 2005, to April 30, 2006.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the period from the start of business, November 30, 2005, to April 30, 2006 amounted to $2,567 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class C Plan requires the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by Class C. Distribution fees paid or accrued for the period from the start of business, November 30, 2005, to April 30, 2006, amounted to $2,526 for Class C shares. At April 30, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $133,000 for Class C shares. The Class R Plan provides for the Fund to pay EVD amounts up to 0.50% (annualized) of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Fund have currently limited the Class R distribution payments to 0.25% of average daily net assets attributable to the Class R shares. Distribution fees paid or accrued for the period from the initial issuance of shares, January 31, 2006, to April 30, 2006, amounted to $6 for Class R shares. The Class C and Class R Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the period ended April 30, 2006 amounted to $832, and $6, for Class C and Class R shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class C Plan (see Note 5). CDSC assessed on Class C shares when no Uncovered Distribution Charges exist with respect to that class will be credited to the Fund. EVD received approximately $7 of CDSC paid by shareholders for Class C shares, for the period from the start of business, November 30, 2005, to April 30, 2006. EVD did not receive any CDSC for Class A shares for the period from the start of business, November 30, 2005, to April 30, 2006.

13

Eaton Vance Dividend Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Investments Transactions

During the time the Fund was making direct investments in securities, purchases and sales of investments, other than short-term obligations, aggregated $6,005,001 and $900,508, respectively. On March 24, 2006, the Fund transferred substantially all of its investable assets, and related accounts, with a value amounting to $5,112,681, including unrealized appreciation of $147,048, to the Portfolio in exchange for an interest in the Portfolio. Increases and decreases in the Fund's investment in the Portfolio aggregated $4,505,645 and $146,461 respectively, for the period from March 24, 2006, to April 30, 2006.

14

Dividend Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%
Security	Shares	Value
Aerospace & Defense — 2.7%
Honeywell International, Inc.	8,040	$341,700
United Technologies Corp.	4,628	290,685
		$632,385
Beverages — 1.5%
Diageo PLC ADR	5,305	$351,456
		$351,456
Capital Markets — 3.8%
Credit Suisse Group ADR	7,805	$474,466
UBS AG(1)	3,480	406,638
		$881,104
Commercial Banks — 18.1%
Allied Irish Banks PLC ADR	5,697	$273,000
Banco Bilbao Vizcaya Argentaria SA ADR	16,360	360,902
Bank of America Corp.	5,890	294,029
Bank of Nova Scotia(1)	2,695	112,543
BNP Paribas(1)	4,150	391,339
BNP Paribas SA(1)(2)	50	4,557
HBOS PLC(1)	19,867	348,264
HSBC Holdings PLC(1)	20,134	346,288
KBC Groep NV(1)	4,190	485,557
Natexis Banques Populaires(1)	1,475	399,758
Societe Generale(1)	2,565	390,893
TCF Financial Corp.	15,570	418,210
UniCredito Italiano SpA(1)	53,349	401,213
		$4,226,553
Construction Materials — 2.0%
Cemex SA de CV ADR(2)	7,085	$478,379
		$478,379
Consumer Finance — 2.1%
Student Loan Corp. (The)	2,345	$488,346
		$488,346
Diversified Financial Services — 2.2%
Citigroup, Inc.	10,130	$505,993
		$505,993

Security	Shares	Value
Diversified Telecommunication Services — 7.6%
BellSouth Corp.	13,800	$466,164
Deutsche Telekom AG ADR	15,300	275,553
Elisa Oyj(1)	2,720	55,763
Telecom Corp. of New Zealand Ltd.(1)	8,160	29,637
Telefonos de Mexico SA de CV ADR	17,130	376,689
TeliaSonera AB(1)	72,400	447,814
Verizon Communications, Inc.	3,760	124,193
		$1,775,813
Electric Utilities — 5.3%
E.ON AG ADR	12,020	$487,892
Fortum Oyj(1)	3,192	80,406
FPL Group, Inc.	6,670	264,132
Northeast Utilities	2,760	55,614
Scottish and Southern Energy PLC(1)	16,900	345,425
		$1,233,469
Energy Equipment & Services — 1.7%
GlobalSantaFe Corp.(1)	6,340	$388,071
		$388,071
Food Products — 4.1%
Cadbury Schweppes PLC ADR	8,455	$337,862
General Mills, Inc.	5,310	261,995
Nestle SA ADR	4,575	347,838
		$947,695
Hotels, Restaurants & Leisure — 0.0%
Starwood Hotels and Resorts Worldwide, Inc.	200	$11,476
		$11,476
Household Durables — 1.2%
Stanley Works (The)	5,245	$274,051
		$274,051
Household Products — 1.6%
Kimberly-Clark Corp.	1,670	$97,745
Kimberly-Clark de Mexico SA de CV(1)	78,500	276,488
		$374,233

See notes to financial statements

15

Dividend Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Independent Power Producers & Energy Traders — 1.2%
TXU Corp.	5,890	$292,321
		$292,321
Industrial Conglomerates — 1.1%
General Electric Co.	7,750	$268,072
		$268,072
Insurance — 2.9%
ACE, Ltd.(1)	1,285	$71,369
St. Paul Travelers Cos., Inc. (The)	1,395	61,422
Storebrand ASA(1)	46,015	542,122
		$674,913
Metals & Mining — 3.2%
Anglo American PLC(1)	1,070	$45,619
Fording Canadian Coal Trust(1)	7,090	260,558
Freeport-McMoRan Copper & Gold, Inc., Class B	6,231	402,398
Southern Copper Corp.	400	39,620
		$748,195
Multiline Retail — 2.3%
Saks, Inc.(2)	26,305	$529,783
		$529,783
Multi-Utilities — 4.8%
Consolidated Edison, Inc.	4,317	$186,149
Duke Energy Corp.	15,098	439,654
RWE AG(1)	5,595	484,684
United Utilities PLC ADR	860	21,380
		$1,131,867
Oil, Gas & Consumable Fuels — 14.8%
BP PLC ADR	5,580	$411,358
ConocoPhillips	6,093	407,622
Exxon Mobil Corp.	6,330	399,296
Kinder Morgan, Inc.	4,758	418,799
Neste Oil Oyj(1)	7,628	264,752
Occidental Petroleum Corp.	4,330	444,864
Statoil ASA ADR	13,520	443,186
Total SA(1)	2,920	403,018

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The)	12,535	$274,893
		$3,467,788
Pharmaceuticals — 6.8%
Bristol-Myers Squibb Co.	15,650	$397,197
GlaxoSmithKline PLC ADR	7,354	418,296
Johnson & Johnson	6,485	380,086
Wyeth	7,925	385,710
		$1,581,289
Real Estate Investment Trusts (REITs) — 1.1%
Host Hotels & Resorts, Inc.	122	$2,564
Simon Property Group, Inc.	3,190	261,197
		$263,761
Real Estate Management & Development — 0.4%
Land Securities Group PLC(1)	2,820	$94,772
		$94,772
Road & Rail — 1.1%
Burlington Northern Santa Fe Corp.	3,370	$268,016
		$268,016
Thrifts & Mortgage Finance — 1.6%
Washington Mutual, Inc.	8,135	$366,563
		$366,563
Tobacco — 1.2%
Altria Group, Inc.	3,745	$273,984
		$273,984
Water Utilities — 0.1%
Severn Trent PLC(1)	1,340	$28,089
		$28,089
Wireless Telecommunication Services — 2.2%
Bouygues SA(1)	9,340	$508,656
		$508,656
Total Common Stocks (identified cost $22,451,728)		$23,067,093

See notes to financial statements

16

Dividend Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Value
Total Investments — 98.7% (identified cost $22,451,728)	$23,067,093
Other Assets, Less Liabilities — 1.3%	$304,538
Net Assets — 100.0%	$23,371,631

ADR - American Depository Receipt

(1)  Foreign security.

(2)  Non-income producing security.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	68.7%	$15,855,817
France	7.4	1,695,203
United Kingdom	5.2	1,208,458
Norway	2.4	542,122
Germany	2.1	484,684
Belgium	2.1	485,557
Cayman Islands	2.0	459,440
Sweden	1.9	447,814
Switzerland	1.8	406,638
Italy	1.8	401,213
Finland	1.7	400,921
Canada	1.6	373,101
Mexico	1.2	276,488
New Zealand	0.1	29,637
Total	100%	$23,067,093

See notes to financial statements

17

Dividend Income Portfolio as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investments, at value (identified cost, $22,451,728)	$23,067,093
Cash	357,369
Receivable for investments sold	685,830
Dividends and interest receivable	96,231
Tax reclaim receivable	6,638
Total assets	$24,213,161
Liabilities
Payable for investments purchased	$807,982
Payable to affiliate for investment adviser fee	11,077
Payable to affiliate for Trustees' fees	1,016
Other accrued expenses	21,455
Total liabilities	$841,530
Net Assets applicable to investors' interest in Portfolio	$23,371,631
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$22,898,688
Net unrealized appreciation (computed on the basis of identified cost)	472,943
Total	$23,371,631

Statement of Operations

For the Period Ended
April 30, 2006(1)

Investment Income
Dividends (net of foreign taxes, $13,786)	$559,128
Interest	12,955
Total investment income	$572,083
Expenses
Investment adviser fee	$11,947
Trustees' fees and expenses	333
Custodian fee	8,828
Legal and accounting services	742
Miscellaneous	1,058
Total expenses	$22,908
Net investment income	$549,175
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(335,154)
Foreign currency transactions	(5,852)
Net realized loss	$(341,006)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$468,116
Foreign currency	4,827
Net change in unrealized appreciation (depreciation)	$472,943
Net realized and unrealized gain	$131,937
Net increase in net assets from operations	$681,112

(1)  For the period from the start of business, March 24, 2006, to April 30, 2006.

See notes to financial statements

18

Dividend Income Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended April 30, 2006 (Unaudited)(1)
From operations — Net investment income	$549,175
Net realized loss from investment transactions and foreign currency transactions	(341,006)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	472,943
Net increase in net assets from operations	$681,112
Capital transactions — Assets contributed by Eaton Vance Dividend Income Fund	$5,112,681
Contributions	17,744,831
Withdrawals	(267,003)
Net increase in net assets from capital transactions	$22,590,509
Net increase in net assets	$23,271,621
Net Assets
At beginning of period	$100,010
At end of period	$23,371,631

(1)  For the period from the start of business, March 24, 2006, to April 30, 2006.

See notes to financial statements

19

Dividend Income Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Period Ended April 30, 2006 (Unaudited)(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	1.21	%(2)
Net investment income	31.44	%(2)
Portfolio Turnover	24%
Total Return(3)	2.90%
Net assets, end of period (000's omitted)	$23,372

(1)  For the period from the start of business, March 24, 2006, to April 30, 2006.

(2)  Annualized.

(3)  Total return is not computed on an annualized basis.

See notes to financial statements

20

Dividend Income Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Dividend Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 13, 2006 seeks to achieve total return by investing primarily in a diversified portfolio of equity securities that pay dividends. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2006, the Eaton Vance Dividend Income Fund held a 41.6% interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the accrual basis.

C  Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

21

Dividend Income Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

E  Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

H  Put Options — Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily.When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

I  Securities Sold Short — The Portfolio may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of the sale a right to obtain securities in kind and amount to the securities sold short provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale). The Portfolio may sell short securities representing an index or basket of securities whose constituents the Portfolio holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Portfolio. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security sold short rises instead of falls) is offset by the increase in the value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. The Portfolio expects normally to close its covered short sales by delivering newly acquired stocks. Exposure to loss on an index or basket of securities sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or a basket of securities sold short are not held by the Portfolio. Such losses may be substantial.

22

Dividend Income Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

L  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 0.65% annually of the average daily net assets of the Portfolio up to $500 Million, and at reduced rates as daily net assets exceed that level. For the period from the start of business, March 24, 2006, to April 30, 2006, the advisory fee amounted to $11,947. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from March 24, 2006 (start of business) to April 30, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investments Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $21,096,004 and $3,389,838 respectively, for the period from the start of business, March 24, 2006, to April 30, 2006.

4  Transfer of Assets

Investment operations began on March 24, 2006 with a transfer of investment assets, and related accounts, by Eaton Vance Dividend Income Fund of $5,112,681, in exchange for an interest in the Portfolio, including net unrealized appreciation of $147,048. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

5  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments owned at April 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$22,451,728
Gross unrealized appreciation	$738,062
Gross unrealized depreciation	(122,697)
Net unrealized appreciation	$615,365

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may

23

Dividend Income Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2006.

8  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the period from the start of business, March 24, 2006, to April 30, 2006.

24

Eaton Vance Dividend Income Fund

INVESTMENT MANAGEMENT

Eaton Vance Dividend Income Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Kevin S. Dyer
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Cliff Quisenberry, Jr.
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Scott Ralph F. Verni

Dividend Income Portfolio

Officers
Duncan W. Richardson
President
Aamer Khan
Vice President and Co-Portfolio Manager
Judith A. Saryan
Vice President and Co-Portfolio Manager
Michelle A. Green
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Scott Ralph F. Verni

25

Investment Adviser of Dividend Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Dividend Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Dividend Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-836-2414.

2634-6/06  DIVISRC

Semiannual Report April 30, 2006

EATON VANCE
FLOATING-RATE
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at
1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Floating-Rate Fund as of April 30, 2006

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•                     The Fund’s Class A shares had a total return of 2.90% during the six months ended April 30, 2006.(1) This return resulted from an increase in net asset value per share (NAV) to $10.23 on April 30, 2006, from $10.22 on October 31, 2005, and the reinvestment of $0.283 in dividends.

•                     The Fund’s Class B shares had a total return of 2.63% during the six months ended April 30, 2006.(1) This return resulted from an increase in NAV to $9.89 on April 30, 2006, from $9.87 on October 31, 2005, and the reinvestment of $0.237 in dividends.

•                     The Fund’s Class C shares had a total return of 2.63% during the six months ended April 30, 2006.(1) This return resulted from an increase in NAV to $9.89 on April 30, 2006, from $9.87 on October 31, 2005, and the reinvestment of $0.237 in dividends.

•                     The Fund’s Class I shares had a total return of 3.14% during the six months ended April 30, 2006.(1) This return resulted from an increase in NAV to $9.90 on April 30, 2006, from $9.88 on October 31, 2005, and the reinvestment of $0.286 in dividends.

•                     The Fund’s Advisers Class shares had a total return of 3.01% during the six months ended April 30, 2006.(1) This return resulted from an increase in NAV to $9.90 on April 30, 2006, from $9.88 on October 31, 2005, and the reinvestment of $0.274 in dividends.

•                     For comparison, the S&P/LSTA Leveraged Loan Index — an unmanaged index of U.S. dollar-denominated leveraged loans — had a total return of 3.38% during the same period.(2) The Lipper Loan Participation Funds Classification — the Fund’s peer group — had an average total return of 3.03% for the same period.(2) The lower total return performance relative to the Fund’s peer group reflects the relatively conservative positioning of the Fund (and the lower average yield on its loan portfolio).

•                     Based on the Fund’s most recent dividends and NAVs on April 30, 2006 of $10.23 per share for Class A, $9.89 for Class B, $9.89 for Class C, $9.90 for Class I and $9.90 for Advisers Class, the Fund’s distribution rates were 6.10%, 5.34%, 5.34%, 6.34% and 6.09%, respectively.(3) The SEC 30-day yields for Class A, Class B, Class C, Class I and Advisers Class shares were 5.80%, 5.13%, 5.13%, 6.20% and 5.93%, respectively.(4)

The Fund’s Investments

•                     Floating Rate Portfolio’s investments included 537 borrowers at April 30, 2006, with an average loan size of just 0.18% of total investments, and no industry constituting more than 8% of total investments. Building and development (including manufacturers of building products and companies that manage/own apartments, shopping malls and commercial office buildings, among others), health care, chemicals/plastics, leisure goods/activities/movies and publishing were the largest industry weightings.

•                     The loan market was characterized by higher interest rates, narrowing credit spreads and a soaring volume of new issues. The London Inter-Bank Offered Rate (LIBOR) — the benchmark over which loan interest rates are typically set — rose in lockstep with the Federal Reserve’s Federal Funds rate, which benefited the Fund’s shareholders. However, although the average credit spread over LIBOR continued to decline due to strong investor demand, there were signs late in the period that the recent spread compression may have run its course. Investors were becoming resistant to new loans with thin spreads, with some loans being repriced in certain instances.

•                     The Floating Rate Portfolio had an 8.2% exposure in European loans at April 30, 2006. European loans remained attractive because they offered further diversification and, in our view, the potential for better risk-adjusted returns. The Portfolio’s non-dollar- denominated investments were hedged to help protect against foreign currency risk. To enhance its ability to pursue these European opportunities, Eaton Vance established a London-based office during the past year, increasing its research staff and resources dedicated to this segment of the loan market.

(1)          These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the performance would be lower.

(2)          It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3)          The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.

(4)          The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover.

These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance Floating-Rate Fund as of April 30, 2006

FUND PERFORMANCE

					Advisers
Performance(1)	Class A	Class B	Class C	Class I	Class
Average Annual Total Returns (at net asset value)
Six months	2.90%	2.63%	2.63%	3.14%	3.01%
One year	5.34	4.56	4.56	5.61	5.34
Five years	N.A.	3.19	3.19	4.23	3.99
Life of Fund†	4.63	3.32	3.33	4.38	4.09
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six months	0.54%	(2.37)%	1.63%	3.14%	3.01%
One year	2.93	(0.44)	3.56	5.61	5.34
Five years	N.A.	2.84	3.19	4.23	3.99
Life of Fund†	3.83	3.16	3.33	4.38	4.09

†                     Inception Dates — Class A: 5/5/03; Class B: 2/5/01; Class C: 2/1/01; Class I: 1/30/01; Advisers Class: 2/7/01

(1)          Average Annual Total Returns at net asset value do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the performance would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC Average Annual Total Returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. 1-year SEC returns for Class C reflect 1% CDSC. Class A, Advisers Class and Class I shares redeemed or exchanged within 90 days of settlement of purchase are subject to a 1% redemption fee. Class I and Advisers Class shares are offered to certain investors at net asset value.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer t owww.eatonvance.com.

Fund Allocations(2)

By total investments

(2)          Reflects the Fund’s investment in Floating Rate Portfolio as of April 30, 2006. Allocations are shown as a percentage of the Portfolio’s total investments. Statistics may not be representative of current or future investments and are subject to change due to active management.

Diversification of Floating Rate Portfolio by Industries(3)

By total investments

Building & Development	7.7%	Food Products	2.1%
Health Care	5.9	Food Service	2.1
Chemicals & Plastics	5.8	Nonferrous Metals/Minerals	2.1
Leisure Goods/Activities/Movies	5.2	Aerospace & Defense	2.0
Publishing	4.6	Industrial Equipment	1.8
Lodging & Casinos	4.2	Food/Drug Retailers	1.6
Containers & Glass Products	4.1	Ecological Services & Equip.	1.6
Business Equip. & Services	4.1	Equipment Leasing	1.3
Automotive	4.0	Beverage & Tobacco	1.2
Radio & Television	4.0	Home Furnishings	1.1
Telecommunications	4.0	Insurance	0.7
Cable & Satellite Television	3.7	Drugs	0.5
Oil & Gas	3.5	Cosmetics/Toiletries	0.4
Retailers (Except Food & Drug)	3.4	Rail Industries	0.3
Financial Intermediaries	2.7	Clothing/Textiles	0.2
Forest Products	2.6	Farming/Agriculture	0.2
Electronics/Electrical	2.6	Surface Transport	0.2
Utilities	2.5	Air Transport	0.2
Conglomerates	2.3	Steel	0.1

(3)          Reflects the Fund’s investments in Floating Rate Portfolio as of April 30, 2006. Industries are shown as a percentage of Floating Rate Portfolio’s total investments. Statistics may not be representative of current or future investments and are subject to change due to active management.

3

Eaton Vance Floating-Rate Fund as of April 30, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 – April 30, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Floating-Rate Fund

	Beginning Account Value (11/1/05)	Ending Account Value (4/30/06)	Expenses Paid During Period* (11/1/05 – 4/30/06)
Actual
Class A	$1,000.00	$1,029.00	$5.13
Class B	$1,000.00	$1,026.30	$8.89
Class C	$1,000.00	$1,026.30	$8.89
Class I	$1,000.00	$1,031.40	$3.88
Advisers Class	$1,000.00	$1,030.10	$5.13
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.11
Class B	$1,000.00	$1,016.00	$8.85
Class C	$1,000.00	$1,016.00	$8.85
Class I	$1,000.00	$1,021.00	$3.86
Advisers Class	$1,000.00	$1,019.70	$5.11

* Expenses are equal to the Fund's annualized expense ratio of 1.02% for Class A shares, 1.77% for Class B shares, 1.77% for Class C shares, 0.77% for Class I shares and 1.02% for Advisers Class shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2005. The example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Floating-Rate Fund as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investment in Floating Rate Portfolio, at value (identified cost, $4,702,314,140)	$4,742,461,914
Receivable for Fund shares sold	35,225,704
Total assets	$4,777,687,618
Liabilities
Payable for Fund shares redeemed	$26,014,321
Dividends payable	7,213,816
Payable to affiliate for distribution and service fees	1,763,767
Payable to affiliate for administration fee	580,169
Payable to affiliate for Trustees' fees	293
Accrued expenses	631,053
Total liabilities	$36,203,419
Net Assets	$4,741,484,199
Sources of Net Assets
Paid-in capital	$4,736,127,694
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(35,024,989)
Accumulated undistributed net investment income	233,720
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	40,147,774
Total	$4,741,484,199
Advisers Shares
Net Assets	$1,156,682,378
Shares Outstanding	116,867,918
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.90
Class A Shares
Net Assets	$1,703,155,249
Shares Outstanding	166,410,158
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.23
Maximum Offering Price Per Share (100 ÷ 97.75 of $10.23)	$10.47
Class B Shares
Net Assets	$248,529,821
Shares Outstanding	25,128,535
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.89
Class C Shares
Net Assets	$1,188,404,095
Shares Outstanding	120,143,465
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.89
Class I Shares
Net Assets	$444,712,656
Shares Outstanding	44,931,861
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.90
On sales of $100,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Interest allocated from Portfolio	$148,442,084
Dividends allocated from Portfolio	2,153
Expenses allocated from Portfolio	(12,325,193)
Net investment income from Portfolio	$136,119,044
Expenses
Administration fee	$3,386,915
Trustees' fees and expenses	1,740
Distribution and service fees
Advisers	1,347,949
Class A	1,980,714
Class B	1,272,035
Class C	5,959,628
Transfer and dividend disbursing agent fees	1,258,946
Printing and postage	229,861
Registration fees	132,240
Legal and accounting services	42,580
Custodian fee	15,008
Miscellaneous	20,661
Total expenses	$15,648,277
Net investment income	$120,470,767
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$(2,015,118)
Swap contracts	477,271
Foreign currency and forward foreign currency exchange contract transactions	(5,872,237)
Net realized loss	$(7,410,084)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$25,030,089
Swap contracts	536,432
Foreign currency and forward foreign currency exchange contracts	(9,236,670)
Net change in unrealized appreciation (depreciation)	$16,329,851
Net realized and unrealized gain	$8,919,767
Net increase in net assets from operations	$129,390,534

See notes to financial statements

5

Eaton Vance Floating-Rate Fund as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment income	$120,470,767	$162,904,408
Net realized loss from investment transactions, swaps contracts, and foreign currency and forward foreign currency exchange contract transactions	(7,410,084)	(3,913,083)
Net change in unrealized appreciation (depreciation) from investments, swaps contracts, and foreign currency and forward foreign currency exchange contracts	16,329,851	3,380,783
Net increase in net assets from operations	$129,390,534	$162,372,108
Distributions to shareholders — From net investment income Advisers	$(30,165,239)	$(39,001,842)
Class A	(44,270,682)	(57,324,898)
Class B	(6,152,149)	(9,668,329)
Class C	(28,826,226)	(42,958,112)
Class I	(11,887,778)	(14,430,342)
Total distributions to shareholders	$(121,302,074)	$(163,383,523)
Transactions in shares of beneficial interest — Proceeds from sale of shares Advisers	$368,954,899	$747,625,730
Class A	500,338,569	972,878,427
Class B	10,237,388	30,913,245
Class C	151,576,045	376,985,189
Class I	120,639,006	194,042,649
Net asset value of shares issued to shareholders in payment of distributions declared Advisers	20,620,505	26,241,048
Class A	31,540,986	38,568,305
Class B	3,934,872	6,058,271
Class C	17,983,785	26,630,813
Class I	8,201,441	11,171,692
Cost of shares redeemed Advisers	(256,391,520)	(534,004,863)
Class A	(355,420,923)	(649,174,855)
Class B	(28,074,450)	(66,392,552)
Class C	(203,974,763)	(410,788,362)
Class I	(56,625,673)	(104,184,545)
Net asset value of shares exchanged Class A	2,415,747	4,410,804
Class B	(2,415,747)	(4,410,804)
Redemption Fees	56,703	224,908
Net increase in net assets from Fund share transactions	$333,596,870	$666,795,100
Net increase in net assets	$341,685,330	$665,783,685

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
At beginning of period	$4,399,798,869	$3,734,015,184
At end of period	$4,741,484,199	$4,399,798,869
Accumulated undistributed net investment income included in net assets
At end of period	$233,720	$1,065,027

See notes to financial statements

6

Eaton Vance Floating-Rate Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of period	$10.220		$10.210	$10.150	$10.000
Income (loss) from operations
Net investment income	$0.281		$0.430	$0.282	$0.138
Net realized and unrealized gain	0.012		0.006 (3)	0.060	0.169
Total income from operations	$0.293		$0.436	$0.342	$0.307
Less distributions
From net investment income	$(0.283)		$(0.427)	$(0.282)	$(0.157)
Total distributions	$(0.283)		$(0.427)	$(0.282)	$(0.157)
Redemption fees	$0.000	(4)	$0.001	$0.000 (4)	$—
Net asset value — End of period	$10.230		$10.220	$10.210	$10.150
Total Return(5)	2.90%		4.36%	3.40%	3.09%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,703,155		$1,521,460	$1,155,058	$273,365
Ratios (As a percentage of average daily net assets):
Net expenses(6)	1.02	%(7)	1.03%	1.05%	1.09	%(7)
Net expenses after custodian fee reduction(6)	1.02	%(7)	1.03%	1.05%	1.09	%(7)
Net investment income	5.55	%(7)	4.21%	2.76%	2.81	%(7)
Portfolio Turnover of the Portfolio	24%		57%	67%	64%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, May 5, 2003, to October 31, 2003.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Amount represents less than $0.0005 per share.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Annualized.

See notes to financial statements

7

Eaton Vance Floating-Rate Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)	2001(2)
Net asset value — Beginning of period	$9.880		$9.880	$9.820	$9.560	$9.820	$10.000
Income (loss) from operations
Net investment income	$0.272		$0.417	$0.274	$0.331	$0.413	$0.441
Net realized and unrealized gain (loss)	0.022		(0.005)	0.058	0.283	(0.256)	(0.181)
Total income from operations	$0.294		$0.412	$0.332	$0.614	$0.157	$0.260
Less distributions
From net investment income	$(0.274)		$(0.413)	$(0.272)	$(0.354)	$(0.415)	$(0.440)
From net realized gain	—		—	—	—	(0.002)	—
Total distributions	$(0.274)		$(0.413)	$(0.272)	$(0.354)	$(0.417)	$(0.440)
Redemption fees	$0.000	(3)	$0.001	$0.000 (3)	$—	$—	$—
Net asset value — End of period	$9.900		$9.880	$9.880	$9.820	$9.560	$9.820
Total Return(4)	3.01%		4.26%	3.43%	6.54%	1.56%	2.62%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$1,156,682		$1,021,526	$782,259	$271,723	$70,694	$54,425
Ratios (As a percentage of average daily net assets):
Net expenses(5)	1.02	%(6)	1.03%	1.05%	1.09%	1.13%	1.14	%(6)
Net expenses after custodian fee reduction(5)	1.02	%(6)	1.03%	1.05%	1.09%	1.13%	1.14	%(6)
Net investment income	5.55	%(6)	4.21%	2.78%	3.40%	4.22%	5.37	%(6)
Portfolio Turnover of the Portfolio	24%		57%	67%	64%	76%	52%

†  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee, a reduction in the distribution and service fees, and an allocation of expenses to the Investment Adviser/Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(5)	1.23	%(6)
Expenses after custodian fee reduction(5)	1.23	%(6)
Net investment income	5.28	%(6)
Net investment income per share	$0.434

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, February 7, 2001, to October 31, 2001.

(3)  Amount represents less than $0.0005 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

See notes to financial statements

8

Eaton Vance Floating-Rate Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)	2001(2)
Net asset value — Beginning of period	$9.870		$9.870	$9.810	$9.560	$9.810	$10.000
Income (loss) from operations
Net investment income	$0.235		$0.336	$0.198	$0.278	$0.339	$0.398
Net realized and unrealized gain (loss)	0.022		0.002 (3)	0.060	0.253	(0.246)	(0.191)
Total income from operations	$0.257		$0.338	$0.258	$0.531	$0.093	$0.207
Less distributions
From net investment income	$(0.237)		$(0.339)	$(0.198)	$(0.281)	$(0.341)	$(0.397)
From net realized gain	—		—	—	—	(0.002)	—
Total distributions	$(0.237)		$(0.339)	$(0.198)	$(0.281)	$(0.343)	$(0.397)
Redemption fees	$0.000	(4)	$0.001	$0.000 (4)	$—	$—	$—
Net asset value — End of period	$9.890		$9.870	$9.870	$9.810	$9.560	$9.810
Total Return(5)	2.63%		3.48%	2.65%	5.63%	0.91%	2.08%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$248,530		$264,403	$298,187	$247,494	$203,683	$196,237
Ratios (As a percentage of average daily net assets):
Net expenses(6)	1.77	%(7)	1.78%	1.80%	1.84%	1.89%	1.84	%(7)
Net expenses after custodian fee reduction(6)	1.77	%(7)	1.78%	1.80%	1.84%	1.89%	1.84	%(7)
Net investment income	4.80	%(7)	3.40%	2.01%	2.87%	3.47%	4.86	%(7)
Portfolio Turnover of the Portfolio	24%		57%	67%	64%	76%	52%

†  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee, a reduction in the distribution and service fees, and an allocation of expenses to the Investment Adviser/Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(6)	1.97	%(7)
Expenses after custodian fee reduction(6)	1.97	%(7)
Net investment income	4.73	%(7)
Net investment income per share	$0.387

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, February 5, 2001, to October 31, 2001.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Amount represents less than $0.0005 per share.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Annualized.

See notes to financial statements

9

Eaton Vance Floating-Rate Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)	2001(2)
Net asset value — Beginning of period	$9.870		$9.870		$9.810	$9.560	$9.820	$10.000
Income (loss) from operations
Net investment income	$0.235		$0.338		$0.198	$0.275	$0.339	$0.405
Net realized and unrealized gain (loss)	0.022		(0.000	)(3)	0.060	0.256	(0.256)	(0.181)
Total income from operations	$0.257		$0.338		$0.258	$0.531	$0.083	$0.224
Less distributions
From net investment income	$(0.237)		$(0.339)		$(0.198)	$(0.281)	$(0.341)	$(0.404)
From net realized gain	—		—		—	—	(0.002)	—
Total distributions	$(0.237)		$(0.339)		$(0.198)	$(0.281)	$(0.343)	$(0.404)
Redemption fees	$0.000	(4)	$0.001		$0.000 (4)	$—	$—	$—
Net asset value — End of period	$9.890		$9.870		$9.870	$9.810	$9.560	$9.820
Total Return(5)	2.63%		3.48%		2.65%	5.63%	0.80%	2.25%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$1,188,404		$1,220,713		$1,227,737	$724,521	$521,312	$526,520
Ratios (As a percentage of average daily net assets):
Net expenses(6)	1.77	%(7)	1.78%		1.80%	1.84%	1.89%	1.87	%(7)
Net expenses after custodian fee reduction(6)	1.77	%(7)	1.78%		1.80%	1.84%	1.89%	1.87	%(7)
Net investment income	4.80	%(7)	3.42%		2.01%	2.84%	3.46%	4.77	%(7)
Portfolio Turnover of the Portfolio	24%		57%		67%	64%	76%	52%

†   The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee, a reduction in the distribution and service fees, and an allocation of expenses to the Investment Adviser/Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(6)	1.97	%(7)
Expenses after custodian fee reduction(6)	1.97	%(7)
Net investment income	4.67	%(7)
Net investment income per share	$0.397

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, February 1, 2001, to October 31, 2001.

(3)  Amount represents more than $(0.0005) per share.

(4)  Amount represents less than $0.0005 per share.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Annualized.

See notes to financial statements

10

Eaton Vance Floating-Rate Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)	2001(2)
Net asset value — Beginning of period	$9.880		$9.880	$9.820	$9.560	$9.820	$10.000
Income (loss) from operations
Net investment income	$0.285		$0.440	$0.299	$0.359	$0.437	$0.480
Net realized and unrealized gain (loss)	0.021		(0.003)	0.058	0.279	(0.255)	(0.181)
Total income from operations	$0.306		$0.437	$0.357	$0.638	$0.182	$0.299
Less distributions
From net investment income	$(0.286)		$(0.438)	$(0.297)	$(0.378)	$(0.440)	$(0.479)
From net realized gain	—		—	—	—	(0.002)	—
Total distributions	$(0.286)		$(0.438)	$(0.297)	$(0.378)	$(0.442)	$(0.479)
Redemption fees	$0.000	(3)	$0.001	$0.000 (3)	$—	$—	$—
Net asset value — End of period	$9.900		$9.880	$9.880	$9.820	$9.560	$9.820
Total Return(4)	3.14%		4.52%	3.69%	6.79%	1.82%	3.02%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$444,713		$371,698	$270,774	$98,545	$31,661	$20,833
Ratios (As a percentage of average daily net assets):
Net expenses(5)	0.77	%(6)	0.78%	0.80%	0.84%	0.89%	0.87	%(6)
Net expenses after custodian fee reduction(5)	0.77	%(6)	0.78%	0.80%	0.84%	0.89%	0.87	%(6)
Net investment income	5.81	%(6)	4.45%	3.03%	3.69%	4.46%	5.98	%(6)
Portfolio Turnover of the Portfolio	24%		57%	67%	64%	76%	52%

†  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee, a reduction in the distribution and service fees, and an allocation of expenses to the Investment Adviser/Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(5)	0.96	%(6)
Expenses after custodian fee reduction(5)	0.96	%(6)
Net investment income	5.89	%(6)
Net investment income per share	$0.473

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, January 30, 2001, to October 31, 2001.

(3)  Amount represents less than $0.0005 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

See notes to financial statements

11

Eaton Vance Floating-Rate Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Fund (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers five classes of shares. The Advisers Class and Class I shares are generally sold at net asset value per share and assess a redemption fee of 1% for shares redeemed or exchanged within 90 days of purchase. Class A shares are generally sold subject to a sales charge imposed at time of the settlement of purchase and assess a redemption fee of 1% for shares redeemed or exchanged within 90 days of the settlement of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Floating Rate Portfolio (the Portfolio), a New York trust having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 67.6% at April 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $28,093,787, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2010 ($8,217,006), October 31, 2011 ($8,406,344), October 31, 2012 ($4,215,434) and October 31, 2013 ($7,255,003).

D  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

12

Eaton Vance Floating-Rate Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

G Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences are primarily related to swaps and foreign currency transactions.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	37,332,032	75,588,907
Issued to shareholders electing to receive payments of distributions in Fund shares	2,085,890	2,654,296
Redemptions	(25,944,112)	(54,037,669)
Net increase	13,473,810	24,205,534

Class A	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	48,944,052	95,138,078
Issued to shareholders electing to receive payments of distributions in Fund shares	3,085,949	3,772,581
Redemptions	(34,775,588)	(63,501,201)
Exchange from Class B shares	236,315	431,412
Net increase	17,490,728	35,840,870
Class B	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	1,036,671	3,128,445
Issued to shareholders electing to receive payments of distributions in Fund shares	398,453	613,276
Redemptions	(2,843,385)	(6,720,684)
Exchange to Class A shares	(244,299)	(446,088)
Net decrease	(1,652,560)	(3,425,051)
Class C	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	15,348,351	38,149,013
Issued to shareholders electing to receive payments of distributions in Fund shares	1,820,762	2,695,648
Redemptions	(20,655,168)	(41,576,308)
Net decrease	(3,486,055)	(731,647)
Class I	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	12,209,207	19,621,704
Issued to shareholders electing to receive payments of distributions in Fund shares	829,628	1,129,870
Redemptions	(5,727,680)	(10,541,404)
Net increase	7,311,155	10,210,170

Redemptions or exchanges of Advisers Class, Class A and Class I shares made within 90 days of purchase are subject to a redemption fee equal to 1.00% of the amount

13

Eaton Vance Floating-Rate Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

redeemed. For the six months ended April 30, 2006 the Fund received $56,703 in redemption fees.

4  Transactions with Affiliates

The Fund is authorized to pay Eaton Vance Management, (EVM), a fee as compensation for administrative services necessary to conduct the Fund's business. The fee is computed at the annual rate of 0.15% (annualized) of the Fund's average daily net assets. For the six months ended April 30, 2006, the fee amounted to $3,386,915. The Portfolio has engaged Boston Management and Research, (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended April 30, 2006, EVM earned $71,824 in sub-transfer agent fees. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a principal underwriter, received $53,965 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2006.
5  Distribution Plans

The Fund has in effect distribution plan pursuant to Rule 12b-1 for the Advisers Class shares and Class A shares. The Plans provide that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Advisers Class shares and Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2006 amounted to $1,347,949 and $1,980,714 for Advisers Class shares and Class A shares, respectively. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $954,026 and $4,469,721 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2006, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At April 30, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $12,095,000 and $115,868,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2006 amounted to $318,009, and $1,489,907, for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based on the lower of the net asset value at the date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second years of redemption after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited

14

Eaton Vance Floating-Rate Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Class' Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund has been informed that EVD received approximately $234,000, $425,000, and $185,000 of CDSC paid by shareholders of Class A, Class B, and Class C shares, respectively, for the six months ended April 30, 2006.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Floating Rate Portfolio for the six months ended April 30, 2006, aggregated $1,150,535,586 and $944,238,705, respectively.

15

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating Rate Interests — 98.5%(1)
Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 2.1%
Alliant Techsystems, Inc.
$3,969,000	Term Loan, 5.81%, Maturing March 31, 2009	EUR	3,983,058
AWAS Capital, Inc.
21,325,000	Term Loan, 6.75%, Maturing March 22, 2013		21,165,062
CACI International, Inc.
9,241,425	Term Loan, 6.25%, Maturing May 3, 2011		9,335,761
Delta Air Lines, Inc.
9,900,000	Term Loan, 7.26%, Maturing March 16, 2008		10,087,397
8,800,000	Term Loan, 11.01%, Maturing March 16, 2008		9,051,425
DRS Technologies, Inc.
7,250,000	Term Loan, 6.45%, Maturing January 31, 2013		7,323,631
Hexcel Corp.
10,960,222	Term Loan, 6.73%, Maturing March 1, 2012		11,078,954
IAP Worldwide Services, Inc.
7,880,250	Term Loan, 8.00%, Maturing December 30, 2012		7,988,603
K&F Industries, Inc.
9,597,675	Term Loan, 7.17%, Maturing November 18, 2012		9,734,145
Mid-Western Aircraft Systems, Inc.
6,332,150	Term Loan, 7.32%, Maturing December 31, 2011		6,441,975
Standard Aero Holdings, Inc.
8,670,698	Term Loan, 7.08%, Maturing August 24, 2012		8,670,698
Transdigm, Inc.
16,547,803	Term Loan, 7.15%, Maturing July 22, 2010		16,788,259
Vought Aircraft Industries, Inc.
4,000,000	Term Loan, 7.33%, Maturing December 22, 2010		4,055,000
7,584,706	Term Loan, 7.50%, Maturing December 22, 2011		7,664,110
Wam Aquisition, S.A.
4,714,710	Term Loan, 7.73%, Maturing April 8, 2013		4,780,127
4,714,710	Term Loan, 8.23%, Maturing April 8, 2014		4,802,602
Wyle Laboratories, Inc.
4,469,850	Term Loan, 7.44%, Maturing January 28, 2011		4,542,485
			$147,493,292
Air Transport — 0.2%
United Airlines, Inc.
$10,062,500	Term Loan, 8.63%, Maturing February 1, 2012		$10,223,500
1,437,500	Term Loan, 8.75%, Maturing February 1, 2012		1,460,500
			$11,684,000

Principal Amount	Borrower/Tranche Description	Value
Automotive — 4.2%
AA Acquisitions Co., Ltd.
$3,000,000	Term Loan, 7.12%, Maturing June 25, 2012	GBP	5,544,183
3,000,000	Term Loan, 7.62%, Maturing June 25, 2013	GBP	5,568,144
Accuride Corp.
14,101,019	Term Loan, 7.19%, Maturing January 31, 2012		14,294,908
Affina Group, Inc.
5,395,056	Term Loan, 8.13%, Maturing November 30, 2011		5,356,282
Collins & Aikman Products Co.
4,723,070	Term Loan, 11.25%, Maturing August 31, 2011		4,632,826
CSA Acquisition Corp.
4,674,994	Term Loan, 7.50%, Maturing December 23, 2011		4,701,291
3,970,408	Term Loan, 7.50%, Maturing December 23, 2011		3,992,742
3,740,625	Term Loan, 7.50%, Maturing December 23, 2012		3,766,342
Dana Corp.
7,950,000	DIP Loan, 7.22%, Maturing April 13, 2008		8,022,051
Dayco Products, LLC
12,508,566	Term Loan, 7.97%, Maturing June 23, 2011		12,680,559
Dura Operating Corp.
2,500,000	Revolving Loan, 0.00%, Maturing May 3, 2011(2)		2,462,500
4,718,000	Term Loan, 8.61%, Maturing May 3, 2011		4,773,045
Exide Technologies, Inc.
3,675,903	Term Loan, 11.25%, Maturing May 5, 2010		3,727,979
4,995,615	Term Loan, 11.25%, Maturing May 5, 2010		5,066,388
Federal-Mogul Corp.
4,995,670	Revolving Loan, 6.51%, Maturing December 9, 2006(2)		4,890,761
9,650,000	DIP Loan, 6.81%, Maturing December 9, 2006		9,681,662
4,108,827	Term Loan, 7.25%, Maturing December 9, 2006		4,043,772
6,000,000	Term Loan, 7.50%, Maturing December 9, 2006		5,921,250
12,795,732	Revolving Loan, 8.32%, Maturing December 9, 2006(2)		12,835,719
5,137,364	Term Loan, 8.75%, Maturing December 9, 2006		5,163,050
Goodyear Tire & Rubber Co.
13,000,000	Revolving Loan, 0.00%, Maturing April 30, 2010(2)		12,937,704
5,890,000	Term Loan, 4.73%, Maturing April 30, 2010		5,949,954
19,720,000	Term Loan, 7.95%, Maturing April 30, 2010		20,021,972
1,000,000	Term Loan, 8.70%, Maturing March 1, 2011		1,016,042
HLI Operating Co., Inc.
7,830,181	Term Loan, 8.36%, Maturing June 3, 2009		7,884,710
Insurance Auto Auctions, Inc.
2,458,060	Term Loan, 7.40%, Maturing May 19, 2012		2,490,322
Key Automotive Group
5,053,923	Term Loan, 7.82%, Maturing June 29, 2010		5,104,462
Keystone Automotive Operations, Inc.
10,980,417	Term Loan, 7.18%, Maturing October 30, 2009		11,014,730
Plastech Engineered Products, Inc.
2,377,288	Term Loan, 9.28%, Maturing March 31, 2010		2,253,966

See notes to financial statements

16

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Automotive (continued)
R.J. Tower Corp.
$12,000,000	DIP Revolving Loan, 5.62%, Maturing February 2, 2007(2)		$11,970,000
1,000,000	DIP Revolving Loan, 8.25%, Maturing February 2, 2007		1,019,643
Speedy 1, Ltd.
1,978,627	Term Loan, 5.17%, Maturing August 31, 2013	EUR	2,529,452
1,978,627	Term Loan, 5.67%, Maturing August 31, 2014	EUR	2,541,602
Tenneco Automotive, Inc.
11,860,733	Term Loan, 6.77%, Maturing December 12, 2009		12,044,574
4,505,755	Term Loan, 6.83%, Maturing December 12, 2010		4,575,594
The Goodyear Dunlop Tires
990,000	Term Loan, 5.20%, Maturing April 30, 2010	EUR	1,254,224
TI Automotive, Ltd.
7,547,855	Term Loan, 7.94%, Maturing June 30, 2011		7,434,637
Trimas Corp.
7,530,897	Term Loan, 8.87%, Maturing December 31, 2009		7,662,688
TRW Automotive, Inc.
13,923,750	Term Loan, 6.00%, Maturing October 31, 2010		14,000,331
20,998,620	Term Loan, 6.25%, Maturing June 30, 2012		21,080,283
United Components, Inc.
7,108,157	Term Loan, 7.22%, Maturing June 30, 2010		7,165,911
Visteon Corp.
3,600,000	Term Loan, 9.18%, Maturing June 20, 2007		3,649,950
			$292,728,205
Beverage and Tobacco — 1.2%
Alliance One International, Inc.
$5,494,500	Term Loan, 8.48%, Maturing May 13, 2010		$5,556,313
Constellation Brands, Inc.
30,902,710	Term Loan, 6.36%, Maturing November 30, 2011		31,167,330
Culligan International Co.
7,573,500	Term Loan, 7.40%, Maturing September 30, 2011		7,691,836
National Dairy Holdings, L.P.
10,375,250	Term Loan, 7.00%, Maturing March 15, 2012		10,433,611
National Distribution Co.
5,380,000	Term Loan, 11.50%, Maturing June 22, 2010		5,393,450
Southern Wine & Spirits of America, Inc.
23,332,534	Term Loan, 6.48%, Maturing June 1, 2012		23,576,802
Sunny Delight Beverages Co.
1,811,640	Term Loan, 9.22%, Maturing August 20, 2010		1,804,846
			$85,624,188

Principal Amount	Borrower/Tranche Description	Value
Building and Development — 7.7%
401 North Wabash Venture, LLC
$9,498,461	Term Loan, 0.00%, Maturing May 7, 2008(2)		$9,593,445
AP-Newkirk Holdings, LLC
13,295,459	Term Loan, 7.43%, Maturing December 21, 2007		13,401,411
Biomed Realty, L.P.
21,175,000	Term Loan, 7.08%, Maturing May 31, 2010		21,227,937
Capital Automotive REIT
9,549,528	Term Loan, 6.58%, Maturing December 16, 2010		9,639,055
Contech Construstion Products
6,000,000	Term Loan, 6.93%, Maturing January 13, 2013		6,082,500
DMB / CH II, LLC
2,250,000	Term Loan, 7.33%, Maturing September 9, 2009		2,255,625
Empire Hawkeye Partners, L.P.
12,000,000	Term Loan, 4.75%, Maturing December 1, 2009(2)		12,015,000
Epco / Fantome, LLC
10,750,000	Term Loan, 8.00%, Maturing November 23, 2010		10,776,875
Formica Corp.
2,517,412	Term Loan, 5.75%, Maturing March 15, 2013	EUR	3,190,877
5,500,000	Term Loan, 7.96%, Maturing March 15, 2013		5,549,846
FT-FIN Acquisition, LLC
7,085,337	Term Loan, 9.19%, Maturing November 17, 2007		7,103,051
Gables GP, Inc.
5,835,316	Term Loan, 6.59%, Maturing September 30, 2006		5,863,448
General Growth Properties, Inc.
28,500,000	Term Loan, 6.20%, Maturing February 24, 2011		28,464,375
Hearthstone Housing Partners II, LLC
30,000,000	Revolving Loan, 4.10%, Maturing December 1, 2007(2)		29,925,000
Hovstone Holdings, LLC
8,520,000	Term Loan, 7.23%, Maturing February 28, 2009		8,541,300
Kyle Acquisition Group, LLC
86,795	Term Loan, 7.00%, Maturing July 20, 2008		87,663
3,268,843	Term Loan, 7.00%, Maturing July 20, 2010		3,301,531
Landsource Communities, LLC
18,000,000	Term Loan, 7.38%, Maturing March 31, 2010		18,101,250
LNR Property Corp.
29,299,931	Term Loan, 7.83%, Maturing February 3, 2008		29,572,332
LNR Property Holdings
5,125,680	Term Loan, 9.33%, Maturing March 3, 2008		5,189,751
MAAX Corp.
6,653,656	Term Loan, 7.95%, Maturing June 4, 2011		6,620,387
Mattamy Funding Partnership
3,650,000	Term Loan, 9.00%, Maturing April 11, 2013		3,650,000
Mueller Group, Inc.
17,536,875	Term Loan, 7.26%, Maturing October 3, 2012		17,795,228

See notes to financial statements

17

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Building and Development (continued)
NCI Building Systems, Inc.
$13,719,468	Term Loan, 6.71%, Maturing June 18, 2010	$13,809,509
Newkirk Master, L.P.
22,967,102	Term Loan, 6.58%, Maturing August 11, 2008	23,150,127
Nortek, Inc.
21,216,888	Term Loan, 6.70%, Maturing August 27, 2011	21,412,486
Panolam Industries Holdings, Inc.
5,001,122	Term Loan, 7.73%, Maturing September 30, 2012	5,076,139
Ply Gem Industries, Inc.
767,188	Term Loan, 7.21%, Maturing August 15, 2011	774,859
11,507,813	Term Loan, 7.21%, Maturing August 15, 2011	11,622,891
Shea Capital I, LLC
1,625,000	Term Loan, 6.69%, Maturing October 27, 2011	1,616,875
South Edge, LLC
4,261,607	Term Loan, 6.81%, Maturing October 31, 2007	4,283,802
8,794,643	Term Loan, 7.06%, Maturing October 31, 2009	8,867,929
St. Mary's Cement, Inc.
16,056,278	Term Loan, 6.98%, Maturing December 4, 2010	16,307,158
Stile Acquisition Corp.
19,755,159	Term Loan, 7.11%, Maturing April 6, 2013	19,644,037
Stile U.S. Acquisition Corp.
19,785,441	Term Loan, 7.11%, Maturing April 6, 2013	19,674,148
Sugarloaf Mills, L.P.
12,000,000	Term Loan, 5.75%, Maturing April 7, 2007	12,060,000
5,975,000	Term Loan, 7.85%, Maturing April 7, 2007	5,975,000
Sunstone Hotel Partnership, LLC
10,000,000	Revolving Loan, 0.00%, Maturing October 26, 2007(2)	9,900,000
TE / Tousa Senior, LLC
3,000,000	Revolving Loan, 6.55%, Maturing July 29, 2008(2)	2,996,250
7,350,000	Term Loan, 7.75%, Maturing July 29, 2008	7,432,687
The Woodlands Community Property Co.
9,847,696	Term Loan, 7.24%, Maturing November 30, 2007	9,921,553
4,013,313	Term Loan, 9.24%, Maturing November 30, 2007	4,073,512
Tousa / Kolter, LLC
12,620,000	Term Loan, 6.27%, Maturing January 7, 2008(2)	12,683,100
TRU 2005 RE Holding Co.
29,325,000	Term Loan, 7.83%, Maturing December 9, 2008	29,375,410
Trustreet Properties, Inc.
10,050,000	Term Loan, 6.83%, Maturing April 8, 2010	10,156,781
United Subcontractors, Inc.
5,925,000	Term Loan, 11.95%, Maturing June 27, 2013	5,939,812
WCI Communities, Inc.
28,625,000	Term Loan, 6.83%, Maturing December 23, 2010	28,696,562
		$543,398,514

Principal Amount	Borrower/Tranche Description	Value
Business Equipment and Services — 4.2%
Acco Brands Corp.
$5,029,693	Term Loan, 6.67%, Maturing August 17, 2012		$5,076,847
Affinion Group, Inc.
15,351,163	Term Loan, 7.50%, Maturing October 17, 2012		15,418,324
Allied Security Holdings, LLC
7,744,390	Term Loan, 8.86%, Maturing June 30, 2010		7,802,473
Audatex North America, Inc.
2,000,000	Term Loan, 5.06%, Maturing April 13, 2013	EUR	2,558,664
Baker & Taylor, Inc.
10,800,000	Revolving Loan, 5.20%, Maturing May 6, 2011(2)		10,746,000
4,650,000	Term Loan, 11.84%, Maturing May 6, 2011		4,696,500
Buhrmann US, Inc.
994,937	Term Loan, 4.45%, Maturing December 23, 2010	EUR	1,270,504
10,833,531	Term Loan, 6.56%, Maturing December 31, 2010		10,968,950
DynCorp International, LLC
8,053,650	Term Loan, 7.63%, Maturing February 11, 2011		8,164,388
Gate Gourmet Borrower, LLC
444,444	Term Loan, 7.00%, Maturing March 9, 2012		450,556
3,555,556	Term Loan, 7.64%, Maturing March 9, 2012		3,604,444
8,167,226	Term Loan, 5.47%, Maturing March 9, 2013	EUR	10,365,006
Global Imaging Systems, Inc.
8,521,332	Term Loan, 6.38%, Maturing May 10, 2010		8,582,583
Info USA, Inc.
4,438,875	Term Loan, 6.75%, Maturing February 14, 2012		4,466,618
Iron Mountain, Inc.
19,816,068	Term Loan, 6.56%, Maturing April 2, 2011		20,010,107
25,181,250	Term Loan, 6.66%, Maturing April 2, 2011		25,406,824
Language Line, Inc.
11,509,316	Term Loan, 9.35%, Maturing June 11, 2011		11,570,465
Mitchell International, Inc.
4,943,468	Term Loan, 6.98%, Maturing August 15, 2011		5,002,172
Protection One, Inc.
7,146,262	Term Loan, 7.36%, Maturing April 18, 2011		7,206,562
RGIS Holdings, LLC
8,279,250	Term Loan, 7.48%, Maturing February 15, 2013		8,310,297
Serena Software, Inc.
4,400,000	Term Loan, 7.41%, Maturing March 10, 2013		4,460,958
SS&C Technologies, Inc.
437,613	Term Loan, 7.48%, Maturing November 23, 2012		443,813
5,148,387	Term Loan, 7.48%, Maturing November 23, 2012		5,221,324
Sungard Data Systems, Inc.
88,674,913	Term Loan, 7.22%, Maturing February 11, 2013		89,807,114
Transaction Network Services, Inc.
5,448,918	Term Loan, 6.64%, Maturing May 4, 2012		5,476,162

See notes to financial statements

18

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Business Equipment and Services (continued)
US Investigations Services, Inc.
$5,031,652	Term Loan, 7.43%, Maturing October 14, 2012		$5,110,271
3,857,377	Term Loan, 7.43%, Maturing October 14, 2013		3,915,238
Western Inventory Services
1,708,800	Term Loan, 7.97%, Maturing March 31, 2011		1,723,752
1,498,948	Term Loan, 7.98%, Maturing March 31, 2011		1,512,064
1,000,000	Term Loan, 11.75%, Maturing October 14, 2011		1,007,500
Williams Scotsman, Inc.
5,250,000	Term Loan, 7.13%, Maturing June 28, 2010		5,299,219
			$295,655,699
Cable and Satellite Television — 3.6%
Adelphia Communications Corp.
$21,319,834	DIP Loan, 6.94%, Maturing March 31, 2006		$21,426,433
Atlantic Broadband Finance, LLC
9,948,328	Term Loan, 7.62%, Maturing September 1, 2011		10,116,206
Bragg Communications, Inc.
7,608,397	Term Loan, 6.81%, Maturing August 31, 2011		7,717,767
Bresnan Broadband Holdings, LLC
11,650,000	Term Loan, 6.92%, Maturing March 29, 2014		11,812,611
Cablecom Luxembourg SCA
12,500,000	Term Loan, 4.05%, Maturing September 28, 2012	CHF	10,145,106
Canadian Cable Acquisition Co., Inc.
2,288,500	Term Loan, 9.75%, Maturing July 27, 2011		2,318,537
6,584,725	Term Loan, 7.96%, Maturing July 30, 2011		6,671,150
Cebridge Connections, Inc.
5,194,000	Term Loan, 8.00%, Maturing February 23, 2009		5,219,970
994,924	Term Loan, 10.95%, Maturing February 23, 2010		1,034,721
CSC Holdings, Inc.
5,000,000	Term Loan, 6.14%, Maturing March 29, 2012		5,015,970
21,975,000	Term Loan, 6.66%, Maturing March 29, 2013		22,096,302
Eno (Altice One)
3,100,000	Term Loan, 5.17%, Maturing December 31, 2013	EUR	3,923,741
3,100,000	Term Loan, 5.67%, Maturing December 31, 2014	EUR	3,938,595
Escaline S.A.R.L. (Ewt)
2,000,000	Term Loan, 5.53%, Maturing March 17, 2014	EUR	2,552,681
2,000,000	Term Loan, 6.03%, Maturing March 17, 2015	EUR	2,565,277
Insight Midwest Holdings, LLC
23,865,736	Term Loan, 7.00%, Maturing December 31, 2009		24,170,835
Kabel Deutschland GmbH
4,555,169	Term Loan, 4.89%, Maturing March 29, 2011	EUR	5,743,817
Liberty Cablevision of Puerto Rico, Ltd.
2,900,000	Term Loan, 7.09%, Maturing March 1, 2013		2,927,187

Principal Amount	Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
MCC Iowa, LLC
$2,249,188	Term Loan, 6.01%, Maturing March 31, 2010		$2,248,785
9,823,287	Term Loan, 6.79%, Maturing February 3, 2014		9,890,056
Mediacom Illinois, LLC
2,000,000	Term Loan, 6.51%, Maturing September 30, 2012		1,999,822
16,244,375	Term Loan, 7.01%, Maturing March 31, 2013		16,358,589
PKS Media (Netherlands) B.V.
4,000,000	Term Loan, 5.14%, Maturing October 5, 2013	EUR	5,113,151
4,000,000	Term Loan, 5.64%, Maturing October 5, 2014	EUR	5,137,271
San Juan Cable, LLC
997,500	Term Loan, 6.84%, Maturing October 31, 2012		1,011,216
UGS Corp.
24,450,322	Term Loan, 7.00%, Maturing March 31, 2012		24,776,318
UPC Broadband Holdings B.V.
1,000,000	Term Loan, 5.14%, Maturing April 1, 2010	EUR	1,262,799
7,000,000	Term Loan, 5.13%, Maturing September 30, 2012	EUR	8,839,594
13,090,000	Term Loan, 7.33%, Maturing September 30, 2012		13,174,535
YPSO France S.A.S
10,300,000	Term Loan, 5.17%, Maturing December 16, 2013	EUR	13,072,520
			$252,281,562
Chemicals and Plastics — 6.0%
Basell Af S.A.R.L.
$961,538	Term Loan, 5.23%, Maturing August 1, 2013	EUR	1,228,632
538,462	Term Loan, 5.30%, Maturing August 1, 2013	EUR	688,034
833,333	Term Loan, 7.31%, Maturing August 1, 2013		847,917
166,667	Term Loan, 7.31%, Maturing August 1, 2013		169,583
961,538	Term Loan, 5.77%, Maturing August 1, 2014	EUR	1,234,044
538,462	Term Loan, 5.81%, Maturing August 1, 2014	EUR	691,065
833,333	Term Loan, 8.00%, Maturing August 1, 2014		847,917
166,667	Term Loan, 8.00%, Maturing August 1, 2014		169,583
Brenntag Holding GmbH and Co. KG
5,294,118	Term Loan, 5.45%, Maturing December 23, 2013	EUR	6,768,766
1,963,636	Term Loan, 7.44%, Maturing December 23, 2013		1,995,545
8,036,364	Term Loan, 7.44%, Maturing December 23, 2013		8,168,964
1,242,193	Term Loan, 5.70%, Maturing December 23, 2014	EUR	1,593,806
963,689	Term Loan, 5.70%, Maturing December 23, 2014	EUR	1,253,038
Celanese Holdings, LLC
25,133,945	Term Loan, 6.98%, Maturing April 6, 2011(2)		25,539,230
7,250,000	Term Loan, 4.84%, Maturing June 4, 2011		7,391,977
Columbian Chemicals Acquisition
4,700,000	Term Loan, 6.69%, Maturing March 16, 2013		4,732,312
Conmed Corp.
8,150,000	Term Loan, 6.68%, Maturing April 13, 2013		8,244,238

See notes to financial statements

19

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Covalence Specialty Materials
$4,201,429	Term Loan, 6.69%, Maturing February 16, 2013		$4,247,384
Gentek, Inc.
5,170,607	Term Loan, 7.06%, Maturing February 25, 2011		5,208,580
Hercules, Inc.
8,458,108	Term Loan, 6.53%, Maturing October 8, 2010		8,546,656
Hexion Specialty Chemicals, Inc.
3,574,185	Term Loan, 4.73%, Maturing May 31, 2012		3,584,611
6,327,684	Term Loan, 7.50%, Maturing May 31, 2012		6,346,141
10,095,843	Term Loan, 7.50%, Maturing May 31, 2012		10,125,293
Huntsman, LLC
3,736,000	Term Loan, 4.64%, Maturing August 16, 2012	EUR	4,729,583
38,710,614	Term Loan, 6.68%, Maturing August 16, 2012		38,976,750
Ineos Group
2,549,356	Term Loan, 5.41%, Maturing December 14, 2011	EUR	3,247,225
450,644	Term Loan, 5.41%, Maturing December 14, 2011	EUR	574,004
2,549,356	Term Loan, 5.91%, Maturing December 14, 2011	EUR	3,262,077
450,644	Term Loan, 5.91%, Maturing December 14, 2011	EUR	576,630
7,050,000	Term Loan, 7.34%, Maturing December 14, 2012		7,131,075
6,525,000	Term Loan, 7.34%, Maturing December 14, 2013		6,624,924
6,525,000	Term Loan, 7.84%, Maturing December 14, 2014		6,624,924
Innophos, Inc.
11,999,792	Term Loan, 7.23%, Maturing August 13, 2010(2)		12,174,785
Invista B.V.
3,790,500	Term Loan, 6.50%, Maturing April 30, 2010		3,799,976
10,869,851	Term Loan, 6.75%, Maturing April 29, 2011		10,983,082
6,409,550	Term Loan, 6.75%, Maturing April 29, 2011		6,476,318
ISP Chemo, Inc.
16,900,000	Term Loan, 6.50%, Maturing February 16, 2013		17,055,801
Kraton Polymer
10,651,130	Term Loan, 7.49%, Maturing December 23, 2010		10,677,758
Mosaic Co.
11,974,050	Term Loan, 6.19%, Maturing February 21, 2012		12,095,287
Nalco Co.
32,998,198	Term Loan, 6.57%, Maturing November 4, 2010		33,415,262
PQ Corp.
8,410,050	Term Loan, 7.00%, Maturing February 11, 2012		8,537,950
Professional Paint, Inc.
3,020,117	Term Loan, 7.76%, Maturing September 30, 2011		3,046,543
Propex Fabrics, Inc.
6,857,644	Term Loan, 7.00%, Maturing July 31, 2012		6,909,077
Rockwood Specialties Group, Inc.
3,194,404	Term Loan, 5.07%, Maturing July 30, 2011	EUR	4,026,973
25,665,750	Term Loan, 7.13%, Maturing December 10, 2012		26,022,658

Principal Amount	Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Sigmakalon (BC) Holdco B.V.
$190,335	Term Loan, 5.52%, Maturing September 9, 2013	EUR	241,571
3,114,528	Term Loan, 5.52%, Maturing September 9, 2013	EUR	3,952,934
5,695,137	Term Loan, 5.52%, Maturing September 9, 2013	EUR	7,228,222
1,915,904	Term Loan, 6.02%, Maturing September 9, 2014	EUR	2,442,631
513,769	Term Loan, 6.02%, Maturing September 9, 2014	EUR	648,787
469,112	Term Loan, 6.02%, Maturing September 9, 2014	EUR	598,081
5,825,801	Term Loan, 6.02%, Maturing September 9, 2014	EUR	7,427,449
183,030	Term Loan, 7.87%, Maturing September 9, 2014	GBP	333,517
Solo Cup Co.
19,619,740	Term Loan, 7.53%, Maturing February 27, 2011		19,846,603
4,150,000	Term Loan, 11.25%, Maturing March 31, 2012		4,245,969
Solutia, Inc.
5,550,000	DIP Loan, 8.33%, Maturing March 31, 2007		5,602,031
TPG Spring UK, Ltd.
8,713,441	Term Loan, 5.49%, Maturing June 27, 2013	EUR	10,983,207
8,713,441	Term Loan, 5.99%, Maturing June 27, 2013	EUR	11,030,766
Wavin Holdings B.V.
1,850,000	Term Loan, 5.30%, Maturing September 9, 2013	EUR	2,351,326
1,850,000	Term Loan, 5.80%, Maturing September 9, 2014	EUR	2,359,351
Wellman, Inc.
6,250,000	Term Loan, 8.68%, Maturing February 10, 2009		6,343,750
			$422,228,173
Clothing / Textiles — 0.2%
St. John Knits International, Inc.
$4,532,063	Term Loan, 7.25%, Maturing March 23, 2012		$4,588,714
The William Carter Co.
5,333,382	Term Loan, 6.70%, Maturing July 14, 2012		5,388,940
Warnaco, Inc.
5,425,000	Term Loan, 6.41%, Maturing January 31, 2013		5,445,344
			$15,422,998
Conglomerates — 2.4%
Blount, Inc.
$3,619,937	Term Loan, 6.66%, Maturing August 9, 2010		$3,656,136
Bushnell Performance Optics
746,337	Term Loan, 8.00%, Maturing August 19, 2011		754,267
Euramax International, Inc.
4,617,639	Term Loan, 7.69%, Maturing June 28, 2012		4,684,017
937,321	Term Loan, 7.58%, Maturing June 29, 2012	GBP	1,698,044
Goodman Global Holdings, Inc.
9,346,050	Term Loan, 6.63%, Maturing December 23, 2011		9,433,669

See notes to financial statements

20

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Conglomerates (continued)
ISS Holdings A/S
$6,510,926	Term Loan, 5.33%, Maturing December 31, 2013	EUR	8,342,454
5,068,562	Term Loan, 7.21%, Maturing December 31, 2013	GBP	9,339,549
Jarden Corp.
8,193,053	Term Loan, 6.74%, Maturing January 24, 2012		8,252,453
20,127,228	Term Loan, 6.99%, Maturing January 24, 2012		20,348,265
Johnson Diversey, Inc.
2,500,000	Term Loan, 2.00%, Maturing December 16, 2010(2)		2,511,980
24,601,653	Term Loan, 7.21%, Maturing December 16, 2011		24,991,172
Platinum 100, Ltd.
2,000,000	Term Loan, 7.43%, Maturing January 15, 2013	GBP	3,658,628
2,000,000	Term Loan, 7.93%, Maturing January 15, 2014	GBP	3,671,653
Polymer Group, Inc.
3,000,000	Revolving Loan, 5.10%, Maturing November 22, 2010(2)		2,925,000
17,705,625	Term Loan, 7.21%, Maturing November 22, 2012		18,000,725
PP Acquisition Corp.
18,538,819	Term Loan, 7.98%, Maturing November 12, 2011		18,770,554
Rexnord Corp.
14,727,385	Term Loan, 7.11%, Maturing December 31, 2011		14,908,414
Roper Industries, Inc.
9,502,498	Term Loan, 5.89%, Maturing December 13, 2009		9,538,132
Walter Industries, Inc.
2,733,498	Term Loan, 6.89%, Maturing October 3, 2012		2,768,948
			$168,254,060
Containers and Glass Products — 4.2%
Berry Plastics Corp.
$28,602,476	Term Loan, 6.84%, Maturing December 2, 2011		$28,900,428
BWAY Corp.
7,103,674	Term Loan, 6.81%, Maturing June 30, 2011		7,205,790
Consolidated Container Holding
5,526,563	Term Loan, 8.37%, Maturing December 15, 2008		5,557,649
Crown Americas, Inc.
4,500,000	Term Loan, 4.12%, Maturing November 15, 2012	EUR	5,666,656
3,450,000	Term Loan, 6.44%, Maturing November 15, 2012		3,470,486
Dr. Pepper/Seven Up Bottling
24,626,684	Term Loan, 6.93%, Maturing December 19, 2010		24,836,011
Graham Packaging Holdings Co.
32,345,762	Term Loan, 7.11%, Maturing October 7, 2011		32,753,448
2,725,000	Term Loan, 7.38%, Maturing October 7, 2011		2,759,346
1,071,429	Term Loan, 9.25%, Maturing April 7, 2012		1,098,884
Graphic Packaging International, Inc.
10,500,000	Revolving Loan, 2.53%, Maturing August 8, 2007(2)		10,198,125
37,397,298	Term Loan, 7.44%, Maturing August 8, 2010		38,011,698

Principal Amount	Borrower/Tranche Description	Value
Containers and Glass Products (continued)
IPG (US), Inc.
$10,391,751	Term Loan, 7.16%, Maturing July 28, 2011		$10,543,294
JSG Acquisitions
17,250,000	Term Loan, 5.22%, Maturing December 31, 2014	EUR	22,082,058
17,250,000	Term Loan, 5.72%, Maturing December 31, 2014	EUR	22,082,058
Kranson Industries, Inc.
3,867,948	Term Loan, 7.73%, Maturing July 30, 2011		3,906,628
Owens-Illinois, Inc.
5,000,000	Revolving Loan, 0.00%, Maturing April 1, 2007(2)		4,993,750
3,772,178	Term Loan, 6.61%, Maturing April 1, 2007		3,781,608
6,619,164	Term Loan, 4.41%, Maturing April 1, 2008	EUR	8,369,097
4,073,548	Term Loan, 6.71%, Maturing April 1, 2008		4,088,824
725,064	Term Loan, 6.78%, Maturing April 1, 2008		727,783
Picnal Acquisition, Inc.
1,708,273	Term Loan, 7.37%, Maturing June 30, 2011	GBP	3,101,705
199,727	Term Loan, 7.37%, Maturing June 30, 2011	GBP	362,807
1,991,413	Term Loan, 7.87%, Maturing June 30, 2012	GBP	3,626,027
265,366	Term Loan, 7.87%, Maturing June 30, 2012	GBP	483,247
Pregis Corp.
2,686,500	Term Loan, 7.23%, Maturing October 12, 2011		2,710,007
Smurfit-Stone Container Corp.
3,225,483	Term Loan, 4.73%, Maturing November 1, 2010		3,272,456
4,623,444	Term Loan, 7.13%, Maturing November 1, 2011		4,689,906
10,596,085	Term Loan, 7.13%, Maturing November 1, 2011		10,748,404
25,416,615	Term Loan, 7.19%, Maturing November 1, 2011		25,781,979
			$295,810,159
Cosmetics / Toiletries — 0.4%
American Safety Razor Co.
$4,278,336	Term Loan, 7.56%, Maturing February 28, 2012		$4,321,119
Prestige Brands, Inc.
15,671,902	Term Loan, 6.89%, Maturing April 6, 2011		15,884,131
Revlon Consumer Products Corp.
6,837,500	Term Loan, 10.85%, Maturing July 9, 2010		7,025,531
			$27,230,781
Drugs — 0.5%
Warner Chilcott Corp.
$153,535	Term Loan, 7.19%, Maturing June 30, 2006		$154,854
767,621	Term Loan, 7.40%, Maturing January 12, 2012		774,218
23,281,007	Term Loan, 7.39%, Maturing January 18, 2012		23,472,237
4,333,730	Term Loan, 7.61%, Maturing January 18, 2012		4,369,327
9,381,149	Term Loan, 7.61%, Maturing January 18, 2012		9,458,205
			$38,228,841

See notes to financial statements

21

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Ecological Services and Equipment — 1.7%
Alderwoods Group, Inc.
$4,606,142	Term Loan, 6.85%, Maturing September 29, 2009		$4,647,887
Allied Waste Industries, Inc.
9,204,558	Term Loan, 4.88%, Maturing January 15, 2012		9,246,917
25,429,244	Term Loan, 6.76%, Maturing January 15, 2012		25,556,390
AVR Acquisitions B.V.
3,500,000	Term Loan, 5.14%, Maturing March 31, 2014	EUR	4,495,112
3,500,000	Term Loan, 4.89%, Maturing March 31, 2015	EUR	4,476,745
Envirocare of Utah, LLC
11,778,060	Term Loan, 7.85%, Maturing April 15, 2010		11,927,736
Environmental Systems, Inc.
6,015,645	Term Loan, 8.48%, Maturing December 12, 2008		6,053,243
1,000,000	Term Loan, 14.95%, Maturing December 12, 2010		1,025,000
IESI Corp.
9,267,647	Term Loan, 6.76%, Maturing January 20, 2012		9,386,393
Sensus Metering Systems, Inc.
3,000,000	Revolving Loan, 0.00%, Maturing December 17, 2009(2)		2,865,000
1,112,222	Term Loan, 7.35%, Maturing December 17, 2010		1,124,734
8,373,292	Term Loan, 7.43%, Maturing December 17, 2010		8,467,492
Sulo GmbH
7,250,000	Term Loan, 5.49%, Maturing January 19, 2014	EUR	9,256,609
7,250,000	Term Loan, 5.99%, Maturing January 19, 2015	EUR	9,297,705
Synagro Technologies, Inc.
1,172,857	Term Loan, 7.32%, Maturing June 21, 2012		1,183,120
7,037,143	Term Loan, 7.34%, Maturing June 21, 2012		7,098,718
			$116,108,801
Electronics / Electrical — 2.7%
AMI Semiconductor, Inc.
$7,746,801	Term Loan, 6.50%, Maturing April 1, 2012		$7,801,671
Aspect Software, Inc.
4,350,000	Term Loan, 7.44%, Maturing September 22, 2010		4,412,531
Avago Technologies Finance PTE
11,741,000	Term Loan, 8.20%, Maturing December 1, 2012		11,810,718
Communications & Power, Inc.
6,842,205	Term Loan, 8.08%, Maturing July 23, 2010		6,910,627
Enersys Capital, Inc.
8,352,313	Term Loan, 6.82%, Maturing March 17, 2011		8,456,716
Fairchild Semiconductor Corp.
17,442,897	Term Loan, 6.63%, Maturing December 31, 2010		17,573,719

Principal Amount	Borrower/Tranche Description	Value
Electronics / Electrical (continued)
FCI International S.A.S.
$750,000	Term Loan, 5.51%, Maturing November 1, 2013	EUR	957,433
735,755	Term Loan, 7.73%, Maturing November 1, 2013		745,872
764,245	Term Loan, 7.73%, Maturing November 1, 2013		770,932
764,245	Term Loan, 8.23%, Maturing November 1, 2013		774,753
735,755	Term Loan, 8.23%, Maturing November 1, 2013		745,872
750,000	Term Loan, 6.01%, Maturing October 31, 2014	EUR	953,300
Ganymed 347 VV GmbH
494,190	Term Loan, 5.75%, Maturing April 30, 2013	EUR	628,684
1,005,810	Term Loan, 5.75%, Maturing April 30, 2013	EUR	1,279,540
494,190	Term Loan, 6.25%, Maturing April 30, 2014	EUR	631,689
1,005,810	Term Loan, 6.25%, Maturing April 30, 2014	EUR	1,285,437
Infor Global Solutions
1,487,603	Term Loan, 7.80%, Maturing April 18, 2011		1,490,083
6,694,215	Term Loan, 7.80%, Maturing April 18, 2011		6,705,374
3,068,182	Term Loan, 7.80%, Maturing April 18, 2011		3,073,296
Invensys International Holding, Ltd.
5,295,963	Term Loan, 8.50%, Maturing September 4, 2009		5,362,163
Network Solutions, LLC
6,882,750	Term Loan, 9.96%, Maturing January 9, 2012		6,917,164
Open Solutions, Inc.
7,966,724	Term Loan, 7.33%, Maturing September 3, 2011		8,066,308
Rayovac Corp.
29,461,073	Term Loan, 7.41%, Maturing February 7, 2012		29,682,031
Securityco, Inc.
12,540,746	Term Loan, 8.25%, Maturing June 30, 2010		12,650,478
Spectrum Brands, Inc.
9,303,777	Term Loan, 5.27%, Maturing February 7, 2012	EUR	11,729,265
SSA Global Technologies, Inc.
2,927,875	Term Loan, 6.97%, Maturing September 22, 2011		2,957,154
Telcordia Technologies, Inc.
15,201,450	Term Loan, 7.31%, Maturing September 15, 2012		15,217,290
Vertafore, Inc.
1,027,778	Term Loan, 1.25%, Maturing January 31, 2012(2)		1,042,552
8,037,222	Term Loan, 7.32%, Maturing January 31, 2012		8,152,757
Viasystems, Inc.
8,392,513	Term Loan, 11.00%, Maturing September 30, 2009		8,471,192
			$187,256,601
Equipment Leasing — 1.4%
Ashtead Group, PLC
$5,073,750	Term Loan, 6.50%, Maturing November 12, 2009		$5,132,418
Carey International, Inc.
2,977,500	Term Loan, 8.50%, Maturing May 2, 2011		2,947,725

See notes to financial statements

22

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Equipment Leasing (continued)
The Hertz Corp.
$29,500,000	Revolving Loan, 2.18%, Maturing December 21, 2010(2)		$29,500,000
3,369,500	Term Loan, 1.13%, Maturing December 21, 2012(2)		3,404,917
2,875,000	Term Loan, 4.93%, Maturing December 21, 2012		2,907,758
19,581,424	Term Loan, 7.10%, Maturing December 21, 2012		19,804,534
United Rentals, Inc.
5,212,716	Term Loan, 6.83%, Maturing February 14, 2011		5,276,791
25,375,285	Term Loan, 7.00%, Maturing February 14, 2011		25,687,198
			$94,661,341
Farming / Agriculture — 0.2%
Central Garden & Pet Co.
$15,050,000	Term Loan, 6.52%, Maturing February 28, 2014		$15,150,338
			$15,150,338
Financial Intermediaries — 2.6%
AIMCO Properties, L.P.
$38,718,750	Term Loan, 6.36%, Maturing November 2, 2009		$38,960,742
Ameritrade Holding Corp.
30,300,000	Term Loan, 6.49%, Maturing December 31, 2012		30,455,288
Blitz F04-506 GmbH
1,500,000	Term Loan, 5.64%, Maturing June 30, 2014	EUR	1,919,195
Coinstar, Inc.
6,461,469	Term Loan, 7.03%, Maturing July 7, 2011		6,558,391
Extensity S.A.R.L.- GEAC U.S.
6,100,000	Term Loan, 7.56%, Maturing March 14, 2011		6,126,688
Fidelity National Information Solutions, Inc.
45,612,450	Term Loan, 6.60%, Maturing March 9, 2013		45,958,329
Geo Group, Inc.
5,652,558	Term Loan, 7.00%, Maturing September 14, 2011		5,709,084
LPL Holdings, Inc.
25,860,188	Term Loan, 8.20%, Maturing June 30, 2013		26,143,046
The Macerich Partnership, L.P.
10,900,000	Revolving Loan, 5.23%, Maturing July 30, 2007(2)		10,573,000
11,280,000	Term Loan, 6.38%, Maturing April 25, 2010		11,350,500
			$183,754,263
Food Products — 2.2%
Acosta, Inc.
$11,645,813	Term Loan, 7.13%, Maturing December 6, 2012		$11,787,752
American Seafoods Group, LLC
4,104,375	Term Loan, 6.73%, Maturing September 30, 2012		4,158,245

Principal Amount	Borrower/Tranche Description	Value
Food Products (continued)
BF Bolthouse HoldCo, LLC
$6,433,875	Term Loan, 7.37%, Maturing December 16, 2012		$6,545,130
BL Marketing, Ltd.
2,200,000	Term Loan, 7.19%, Maturing December 20, 2013	GBP	4,069,641
2,200,000	Term Loan, 7.69%, Maturing December 20, 2014	GBP	4,087,972
2,500,000	Term Loan, 9.60%, Maturing June 30, 2015	GBP	4,691,809
Black Lion Beverages III B.V.
1,500,000	Term Loan, 5.44%, Maturing December 31, 2013	EUR	1,916,716
1,500,000	Term Loan, 5.78%, Maturing December 31, 2014	EUR	1,925,768
2,000,000	Term Loan, 7.69%, Maturing January 24, 2016	EUR	2,586,220
Charden International B.V.
1,000,000	Term Loan, 5.47%, Maturing March 14, 2014	EUR	1,261,382
1,000,000	Term Loan, 5.97%, Maturing March 14, 2015	EUR	1,266,736
1,500,000	Term Loan, 8.47%, Maturing March 14, 2016	EUR	1,915,455
Chiquita Brands, LLC
5,684,550	Term Loan, 7.00%, Maturing June 28, 2012		5,746,131
Del Monte Corp.
5,445,000	Term Loan, 6.50%, Maturing February 8, 2012		5,472,906
Doane Pet Care Co.
3,751,150	Term Loan, 7.17%, Maturing October 21, 2012		3,802,728
1,668,623	Term Loan, 5.07%, Maturing October 24, 2012	EUR	2,118,959
Dole Food Company, Inc.
1,190,698	Term Loan, 6.67%, Maturing April 12, 2013		1,192,434
8,930,233	Term Loan, 6.72%, Maturing April 12, 2013		8,943,253
2,679,070	Term Loan, 6.81%, Maturing April 12, 2013		2,682,976
Herbalife International, Inc.
4,200,070	Term Loan, 6.75%, Maturing December 21, 2010		4,239,446
Interstate Brands Corp.
8,250,000	Revolving Loan, 1.49%, Maturing September 22, 2006(2)		8,250,000
Michael Foods, Inc.
16,529,879	Term Loan, 6.70%, Maturing November 21, 2010		16,743,395
Nash-Finch Co.
6,300,000	Term Loan, 7.25%, Maturing November 12, 2010		6,347,250
Pinnacle Foods Holdings Corp.
1,000,000	Revolving Loan, 0.00%, Maturing November 25, 2009(2)		972,500
26,010,916	Term Loan, 8.24%, Maturing November 25, 2010		26,453,101
Reddy Ice Group, Inc.
13,335,000	Term Loan, 6.79%, Maturing August 9, 2012		13,468,350
United Biscuits, Ltd.
1,547,559	Term Loan, 9.12%, Maturing January 14, 2011	GBP	2,862,146
			$155,508,401

See notes to financial statements

23

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Food Service — 2.2%
AFC Enterprises, Inc.
$4,184,972	Term Loan, 7.25%, Maturing May 11, 2011	$4,221,591
Buffets, Inc.
227,273	Term Loan, 4.98%, Maturing June 28, 2009	228,977
9,686,667	Term Loan, 8.20%, Maturing June 28, 2009	9,759,317
Burger King Corp.
11,619,279	Term Loan, 6.50%, Maturing June 30, 2012	11,676,341
Carrols Corp.
11,195,448	Term Loan, 7.38%, Maturing December 31, 2010	11,372,123
CKE Restaurants, Inc.
3,126,224	Term Loan, 6.94%, Maturing May 1, 2010	3,161,394
Denny's, Inc.
8,660,472	Term Loan, 8.18%, Maturing September 30, 2009	8,821,055
Domino's, Inc.
6,592,593	Revolving Loan, 0.00%, Maturing June 25, 2009(2)	6,526,667
35,911,022	Term Loan, 6.49%, Maturing June 25, 2010	36,262,662
Dunkin' Brands, Inc.
10,425,000	Term Loan, 7.33%, Maturing March 1, 2013	10,448,456
Jack in the Box, Inc.
12,679,974	Term Loan, 6.52%, Maturing January 8, 2011	12,819,986
Landry's Restaurants, Inc.
7,954,312	Term Loan, 6.86%, Maturing December 28, 2010	8,048,770
Maine Beverage Co., LLC
3,751,786	Term Loan, 6.73%, Maturing June 30, 2010	3,742,406
Sagittarius Restaurants, LLC
2,875,000	Term Loan, 7.07%, Maturing March 29, 2013	2,914,531
Weight Watchers International, Inc.
2,000,000	Revolving Loan, 3.62%, Maturing March 31, 2009(2)	2,000,000
4,481,750	Term Loan, 6.58%, Maturing March 31, 2010	4,488,284
12,060,494	Term Loan, 6.68%, Maturing March 31, 2010	12,078,078
Weightwatchers.com, Inc.
3,625,619	Term Loan, 7.26%, Maturing December 16, 2010	3,670,939
		$152,241,577
Food / Drug Retailers — 1.7%
Cumberland Farms, Inc.
$10,142,097	Term Loan, 7.11%, Maturing September 8, 2008	$10,192,807
General Nutrition Centers, Inc.
4,390,318	Term Loan, 7.90%, Maturing December 7, 2009	4,460,291
7,000,000	Revolving Loan, 0.00%, Maturing December 15, 2009(2)	6,895,000
Giant Eagle, Inc.
13,117,125	Term Loan, 6.42%, Maturing November 7, 2012	13,201,153
Roundy's Supermarkets, Inc.
24,363,938	Term Loan, 7.79%, Maturing November 3, 2011	24,714,169

Principal Amount	Borrower/Tranche Description	Value
Food / Drug Retailers (continued)
The Jean Coutu Group (PJC), Inc.
$28,938,020	Term Loan, 7.62%, Maturing July 30, 2011		$29,235,445
The Pantry, Inc.
5,785,500	Term Loan, 6.75%, Maturing January 2, 2012		5,848,782
Winn-Dixie Stores, Inc.
23,000,000	DIP Revolving Loan, 0.00%, Maturing February 23, 2007(2)		22,942,500
			$117,490,147
Forest Products — 2.7%
Appleton Papers, Inc.
$14,159,001	Term Loan, 7.00%, Maturing June 11, 2010		$14,371,386
Boise Cascade Holdings, LLC
17,031,730	Term Loan, 6.75%, Maturing October 29, 2011		17,268,812
Buckeye Technologies, Inc.
10,218,438	Term Loan, 6.88%, Maturing March 15, 2008		10,250,370
Georgia-Pacific Corp.
63,964,687	Term Loan, 6.88%, Maturing December 20, 2012		64,394,466
18,700,000	Term Loan, 7.94%, Maturing December 23, 2013		19,127,950
NewPage Corp.
15,000,000	Revolving Loan, 1.97%, Maturing May 2, 2010(2)		14,925,000
15,195,248	Term Loan, 7.96%, Maturing May 2, 2011		15,252,230
RLC Industries Co.
21,081,360	Term Loan, 6.48%, Maturing February 24, 2010		21,199,942
Xerium Technologies, Inc.
10,065,916	Term Loan, 7.23%, Maturing November 19, 2011		10,078,498
1,985,000	Term Loan, 5.05%, Maturing May 18, 2012	EUR	2,531,660
			$189,400,314
Healthcare — 6.0%
Accellent, Inc.
$3,241,875	Term Loan, 6.80%, Maturing November 22, 2012		$3,266,189
Alliance Imaging, Inc.
10,299,093	Term Loan, 7.56%, Maturing December 29, 2011		10,355,419
AMN Healthcare, Inc.
3,750,000	Term Loan, 6.73%, Maturing November 2, 2011		3,795,705
AMR HoldCo, Inc.
6,618,654	Term Loan, 6.84%, Maturing February 10, 2012		6,707,596
Angiotech Pharmaceuticals, Inc.
4,000,000	Term Loan, 6.45%, Maturing March 23, 2013		4,015,624
Carl Zeiss Topco GMBH
3,140,000	Term Loan, 7.86%, Maturing February 28, 2013		3,174,933
6,280,000	Term Loan, 8.36%, Maturing February 28, 2014		6,373,415
2,875,000	Term Loan, 10.61%, Maturing August 31, 2014		2,934,297

See notes to financial statements

24

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
Community Health Systems, Inc.
$46,029,552	Term Loan, 6.56%, Maturing August 19, 2011	$46,523,403
Concentra Operating Corp.
15,470,361	Term Loan, 6.69%, Maturing September 30, 2011	15,654,072
CRC Health Corp.
3,475,000	Term Loan, 7.23%, Maturing February 6, 2013	3,518,438
Davita, Inc.
49,179,508	Term Loan, 6.95%, Maturing October 5, 2012	49,773,744
DJ Orthopedics, LLC
2,650,000	Term Loan, 6.56%, Maturing April 7, 2013	2,650,000
Encore Medical IHC, Inc.
8,170,488	Term Loan, 7.65%, Maturing October 4, 2010	8,262,405
FGX International, Inc.
4,000,000	Term Loan, 8.93%, Maturing December 12, 2012	3,990,000
FHC Health Systems, Inc.
2,321,429	Term Loan, 10.82%, Maturing December 18, 2009	2,367,857
1,625,000	Term Loan, 12.82%, Maturing December 18, 2009	1,657,500
3,250,000	Term Loan, 13.82%, Maturing February 7, 2011	3,306,875
Fresenius Medical Care Holdings
27,700,000	Term Loan, 6.38%, Maturing March 31, 2013	27,757,699
Gentiva Health Services, Inc.
6,042,162	Term Loan, 7.27%, Maturing February 28, 2014	6,116,432
Hanger Orthopedic Group, Inc.
4,638,594	Term Loan, 8.73%, Maturing September 30, 2009	4,703,827
Healthcare Partners, LLC
4,569,500	Term Loan, 6.89%, Maturing March 2, 2011	4,618,051
Healthsouth Corp.
15,500,000	Term Loan, 8.15%, Maturing March 10, 2013	15,689,596
Iasis Healthcare, LLC
11,927,550	Term Loan, 7.26%, Maturing June 22, 2011	12,099,009
Kinetic Concepts, Inc.
9,009,339	Term Loan, 6.73%, Maturing August 11, 2010	9,123,829
Leiner Health Products, Inc.
8,203,875	Term Loan, 8.61%, Maturing May 27, 2011	8,321,806
Lifecare Holdings, Inc.
9,203,750	Term Loan, 7.07%, Maturing August 11, 2012	8,756,982
Lifepoint Hospitals, Inc.
31,523,355	Term Loan, 6.19%, Maturing April 15, 2012	31,729,140
Magellan Health Services, Inc.
3,679,054	Term Loan, 4.71%, Maturing August 15, 2008	3,725,042
4,138,936	Term Loan, 7.16%, Maturing August 15, 2008	4,190,673
Matria Healthcare, Inc.
1,866,987	Term Loan, 7.02%, Maturing January 19, 2007	1,871,655
3,948,118	Term Loan, 7.15%, Maturing January 19, 2012	3,980,196

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
Medcath Holdings Corp.
$1,525,465	Term Loan, 7.50%, Maturing July 2, 2011		$1,526,418
Moinlycke
2,054,298	Term Loan, 5.30%, Maturing November 4, 2013	EUR	2,627,193
2,242,000	Term Loan, 5.80%, Maturing November 4, 2014	EUR	2,880,090
Multiplan Merger Corp.
3,900,000	Term Loan, 6.86%, Maturing April 12, 2013		3,948,750
National Mentor, Inc.
5,766,945	Term Loan, 7.35%, Maturing September 30, 2011		5,795,779
P&F Capital S.A.R.L.
836,893	Term Loan, 5.28%, Maturing February 21, 2014	EUR	1,070,137
500,938	Term Loan, 5.28%, Maturing February 21, 2014	EUR	640,551
401,974	Term Loan, 5.28%, Maturing February 21, 2014	EUR	514,006
260,194	Term Loan, 5.78%, Maturing February 21, 2014	EUR	332,711
378,378	Term Loan, 5.78%, Maturing February 21, 2015	EUR	485,859
140,541	Term Loan, 5.78%, Maturing February 21, 2015	EUR	180,462
291,892	Term Loan, 5.78%, Maturing February 21, 2015	EUR	374,805
1,189,189	Term Loan, 5.78%, Maturing February 21, 2015	EUR	1,526,985
PER-SE Technologies, Inc.
6,991,954	Term Loan, 7.23%, Maturing January 6, 2013		7,088,093
Quintlles Transnational Corp.
13,475,000	Term Loan, 6.82%, Maturing March 31, 2013		13,582,382
Renal Advantage, Inc.
2,338,250	Term Loan, 7.42%, Maturing October 5, 2012		2,366,749
Select Medical Holding Corp.
9,850,500	Term Loan, 6.52%, Maturing February 24, 2012		9,779,360
Sirona Dental Systems GmbH
1,500,000	Term Loan, 5.14%, Maturing June 30, 2013	EUR	1,912,897
Sunrise Medical Holdings, Inc.
7,236,913	Term Loan, 8.06%, Maturing May 13, 2010		7,255,005
Talecris Biotherapeutics, Inc.
7,558,650	Term Loan, 8.02%, Maturing March 31, 2010		7,596,443
Vanguard Health Holding Co., LLC
15,023,301	Term Loan, 6.95%, Maturing September 23, 2011		15,232,215
Ventiv Health, Inc.
3,631,750	Term Loan, 6.48%, Maturing October 5, 2011		3,649,909
VWR International, Inc.
2,752,794	Term Loan, 5.53%, Maturing April 7, 2011	EUR	3,502,954
8,577,984	Term Loan, 7.34%, Maturing April 7, 2011		8,709,338
			$423,590,500
Home Furnishings — 1.1%
Interline Brands, Inc.
$1,006,694	Term Loan, 6.65%, Maturing December 31, 2010		$1,019,278
3,005,435	Term Loan, 7.23%, Maturing December 31, 2010		3,043,002

See notes to financial statements

25

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Home Furnishings (continued)
Knoll, Inc.
$9,060,625	Term Loan, 6.73%, Maturing October 3, 2012		$9,196,534
National Bedding Co., LLC
4,778,887	Term Loan, 6.92%, Maturing August 31, 2011		4,838,624
1,500,000	Term Loan, 9.91%, Maturing August 31, 2012		1,529,063
Oreck Corp.
3,547,827	Term Loan, 7.73%, Maturing February 2, 2012		3,598,827
Sanitec Ltd. Oy
4,478,261	Term Loan, 5.37%, Maturing April 7, 2013	EUR	5,559,951
4,478,261	Term Loan, 5.87%, Maturing April 7, 2014	EUR	5,592,387
Sealy Mattress Co.
5,000,000	Revolving Loan, 0.00%, Maturing April 6, 2012(2)		4,925,000
18,785,545	Term Loan, 6.62%, Maturing April 6, 2012		19,029,175
Simmons Co.
19,860,126	Term Loan, 7.35%, Maturing December 19, 2011		20,201,482
			$78,533,323
Industrial Equipment — 1.8%
Aearo Technologies, Inc.
$6,300,000	Term Loan, 7.45%, Maturing March 22, 2013		$6,415,498
Alliance Laundry Holdings, LLC
3,938,250	Term Loan, 7.09%, Maturing January 27, 2012		3,989,940
Amsted Industries, Inc.
13,000,000	Term Loan, 7.00%, Maturing October 15, 2010		13,186,875
8,500,000	Term Loan, 0.00%, Maturing April 5, 2013(2)		8,489,375
Colfax Corp.
4,987,500	Term Loan, 5.05%, Maturing December 19, 2011	EUR	6,321,770
2,023,598	Term Loan, 7.00%, Maturing December 19, 2011		2,052,688
Douglas Dynamics Holdings, Inc.
4,751,017	Term Loan, 6.73%, Maturing December 16, 2010		4,810,405
Flowserve Corp.
13,921,469	Term Loan, 6.66%, Maturing August 10, 2012		14,123,762
Gleason Corp.
5,555,510	Term Loan, 7.47%, Maturing July 27, 2011		5,624,954
746,250	Term Loan, 10.50%, Maturing January 31, 2012		759,309
GSCP Athena (Finnish) Holdings
6,108,696	Term Loan, 5.07%, Maturing August 31, 2013	EUR	7,724,636
5,891,304	Term Loan, 5.57%, Maturing August 31, 2014	EUR	7,635,492
Heating Finance PLC (Baxi)
3,253,597	Term Loan, 0.00%, Maturing December 27, 2010(2)	EUR	4,083,025
3,107,987	Term Loan, 6.85%, Maturing December 27, 2010	GBP	5,618,163
John Maneely Co.
3,600,000	Term Loan, 8.09%, Maturing March 24, 2013		3,660,750

Principal Amount	Borrower/Tranche Description	Value
Industrial Equipment (continued)
Mainline, L.P.
$7,511,111	Term Loan, 7.31%, Maturing December 17, 2011	$7,567,444
Maxim Crane Works, L.P.
8,623,958	Term Loan, 6.94%, Maturing January 28, 2010	8,747,928
MTD Products, Inc.
10,827,360	Term Loan, 6.50%, Maturing June 1, 2010	10,922,100
Nacco Materials Handling Group, Inc.
5,575,000	Term Loan, 0.00%, Maturing March 22, 2013(2)	5,630,750
Terex Corp.
1,584,854	Term Loan, 7.26%, Maturing June 30, 2009	1,606,645
		$128,971,509
Insurance — 0.7%
ARG Holding, Inc.
$7,930,125	Term Loan, 7.88%, Maturing November 30, 2011	$8,026,777
500,000	Term Loan, 12.13%, Maturing November 30, 2012	508,125
CCC Information Services Group
5,275,000	Term Loan, 7.58%, Maturing February 10, 2013	5,350,828
Conseco, Inc.
20,513,984	Term Loan, 6.65%, Maturing June 22, 2010	20,702,036
U.S.I. Holdings Corp.
13,767,688	Term Loan, 7.38%, Maturing March 24, 2011	13,922,575
		$48,510,341
Leisure Goods / Activities / Movies — 5.3%
24 Hour Fitness Worldwide, Inc.
$11,530,000	Term Loan, 7.85%, Maturing June 8, 2012	$11,693,346
Alliance Atlantis Communications, Inc.
6,535,980	Term Loan, 6.48%, Maturing December 20, 2011	6,591,810
Alpha D2, Ltd.
46,000,000	Term Loan, 6.73%, Maturing December 31, 2007	46,000,000
AMC Entertainment, Inc.
13,441,313	Term Loan, 7.11%, Maturing January 26, 2013	13,592,527
AMF Bowling Worldwide, Inc.
5,216,251	Term Loan, 7.85%, Maturing August 27, 2009	5,266,786
Carmike Cinemas, Inc.
7,015,000	Term Loan, 0.00%, Maturing May 19, 2012(2)	6,997,463
10,260,549	Term Loan, 7.43%, Maturing May 19, 2012	10,372,779
Century California Subsidiary
5,850,000	Term Loan, 6.70%, Maturing March 1, 2013	5,915,813
Cinemark, Inc.
18,596,273	Term Loan, 6.28%, Maturing March 31, 2011	18,844,998
Dave & Buster's, Inc.
500,000	Term Loan, 0.00%, Maturing March 8, 2013(2)	502,813
500,000	Term Loan, 7.38%, Maturing March 8, 2013	502,813

See notes to financial statements

26

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies (continued)
Deluxe Entertainment Services
$3,900,000	Term Loan, 4.88%, Maturing January 28, 2011		$3,841,500
3,500,000	Term Loan, 8.73%, Maturing January 28, 2011		3,556,875
Easton-Bell Sports, Inc.
4,150,000	Term Loan, 6.80%, Maturing March 16, 2013		4,200,144
Fender Musical Instruments Co.
2,089,598	Term Loan, 7.37%, Maturing March 30, 2012		2,120,942
500,000	Term Loan, 9.62%, Maturing March 30, 2012		510,000
HEI Acquisition, LLC
4,675,000	Term Loan, 7.55%, Maturing December 31, 2011		4,739,281
Lions Gate Entertainment, Inc.
1,022,500	Revolving Loan, 0.00%, Maturing December 31, 2008(2)		1,007,163
Metro-Goldwyn-Mayer Holdings, Inc.
4,076,923	Term Loan, 7.23%, Maturing April 8, 2011		4,115,711
60,815,000	Term Loan, 7.23%, Maturing April 8, 2012		61,556,213
New England Sports Ventures
10,585,000	Term Loan, 5.84%, Maturing February 27, 2007		10,598,231
Red Football, Ltd.
4,048,025	Term Loan, 7.35%, Maturing May 11, 2012	GBP	7,413,077
2,750,000	Term Loan, 7.85%, Maturing May 11, 2013	GBP	5,061,019
2,750,000	Term Loan, 8.35%, Maturing May 11, 2014	GBP	5,086,012
Regal Cinemas Corp.
44,099,940	Term Loan, 6.48%, Maturing November 10, 2010		44,438,981
Six Flags Theme Parks, Inc.
3,275,000	Revolving Loan, 6.35%, Maturing June 30, 2008(2)		3,249,072
25,648,350	Term Loan, 7.15%, Maturing June 30, 2009		25,863,617
Southwest Sports Group, LLC
8,000,000	Term Loan, 7.44%, Maturing December 22, 2010		8,100,000
Universal City Development Partners, Ltd.
15,214,500	Term Loan, 6.94%, Maturing June 9, 2011		15,407,846
WMG Acquisition Corp.
4,390,000	Revolving Loan, 0.00%, Maturing February 28, 2010(2)		4,287,933
30,102,044	Term Loan, 6.81%, Maturing February 28, 2011		30,445,388
Yankees Holdings & YankeeNets, LLC
2,935,429	Term Loan, 7.32%, Maturing June 25, 2007		2,950,106
			$374,830,259
Lodging and Casinos — 4.3%
Alliance Gaming Corp.
$14,544,340	Term Loan, 8.18%, Maturing September 4, 2009		$14,698,874
Ameristar Casinos, Inc.
8,179,500	Term Loan, 6.50%, Maturing November 10, 2012		8,256,183

Principal Amount	Borrower/Tranche Description	Value
Lodging and Casinos (continued)
Aztar Corp.
$1,965,000	Term Loan, 6.48%, Maturing July 22, 2009		$1,969,913
Boyd Gaming Corp.
25,029,188	Term Loan, 6.54%, Maturing June 30, 2011		25,313,369
CCM Merger, Inc.
11,128,447	Term Loan, 6.92%, Maturing July 13, 2012		11,218,865
Choctaw Resort Development Enterprise
4,172,852	Term Loan, 6.94%, Maturing November 4, 2011		4,217,189
Columbia Entertainment
3,144,911	Term Loan, 7.48%, Maturing October 24, 2011		3,172,429
Gala Electric Casinos, Ltd.
5,000,000	Term Loan, 3.69%, Maturing December 12, 2012(2)	GBP	9,021,451
11,875,000	Term Loan, 7.13%, Maturing December 12, 2013	GBP	21,846,674
11,875,000	Term Loan, 7.63%, Maturing December 12, 2014	GBP	21,945,229
Globalcash Access, LLC
3,075,150	Term Loan, 6.75%, Maturing March 10, 2010		3,114,552
Green Valley Ranch Gaming, LLC
2,982,363	Term Loan, 6.98%, Maturing December 17, 2011		3,015,915
Herbst Gaming, Inc.
3,197,700	Term Loan, 7.11%, Maturing January 31, 2011		3,236,674
Isle of Capri Casinos, Inc.
15,678,428	Term Loan, 6.76%, Maturing February 4, 2011		15,895,966
4,962,500	Term Loan, 6.73%, Maturing February 4, 2012		5,031,353
MGM Mirage
17,678,571	Revolving Loan, 3.47%, Maturing April 25, 2010(2)		17,247,656
6,821,429	Term Loan, 6.28%, Maturing April 25, 2010		6,835,924
Penn National Gaming, Inc.
47,834,294	Term Loan, 6.66%, Maturing October 3, 2012		48,514,449
Pinnacle Entertainment, Inc.
5,100,000	Term Loan, 0.00%, Maturing December 14, 2011(2)		5,109,563
6,425,000	Term Loan, 6.93%, Maturing December 14, 2011		6,483,230
Resorts International Holdings, LLC
10,436,824	Term Loan, 8.98%, Maturing April 26, 2012		10,568,589
2,676,861	Term Loan, 15.98%, Maturing April 26, 2013		2,719,525
Trump Entertainment Resorts Holdings, L.P.
5,447,625	Term Loan, 1.00%, Maturing May 20, 2012(2)		5,508,061
5,433,938	Term Loan, 7.17%, Maturing May 20, 2012		5,494,222
Venetian Casino Resort, LLC
24,400,219	Term Loan, 6.73%, Maturing June 15, 2011		24,688,068
5,947,617	Term Loan, 6.73%, Maturing June 15, 2011		6,017,781
Wynn Las Vegas, LLC
10,725,000	Term Loan, 7.09%, Maturing December 14, 2011		10,851,244
			$301,992,948

See notes to financial statements

27

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Nonferrous Metals / Minerals — 2.2%
Almatis Holdings 5 BV
$1,007,336	Term Loan, 7.00%, Maturing December 21, 2013	EUR	1,287,660
1,000,000	Term Loan, 7.40%, Maturing December 21, 2013		1,014,411
1,007,336	Term Loan, 7.00%, Maturing December 21, 2014	EUR	1,291,889
1,000,000	Term Loan, 7.90%, Maturing December 21, 2014		1,018,875
Alpha Natural Resources, LLC
8,279,250	Term Loan, 6.32%, Maturing October 26, 2012		8,346,519
Carmeuse Lime, Inc.
6,641,453	Term Loan, 6.94%, Maturing May 2, 2011		6,674,660
CII Carbon, LLC
3,622,625	Term Loan, 7.00%, Maturing August 23, 2012		3,665,644
Compass Minerals Group, Inc.
7,907,040	Term Loan, 6.48%, Maturing December 22, 2012		7,966,343
Foundation Coal Corp.
13,500,000	Revolving Loan, 1.22%, Maturing July 30, 2009(2)		13,474,688
10,050,000	Term Loan, 6.62%, Maturing July 30, 2011		10,217,081
ICG, LLC
969,785	Term Loan, 7.71%, Maturing November 5, 2010		969,483
International Mill Service, Inc.
15,479,650	Term Loan, 7.73%, Maturing December 31, 2010		15,692,496
3,000,000	Term Loan, 10.98%, Maturing October 26, 2011		3,022,500
Magnum Coal Co.
13,750,000	Term Loan, 8.45%, Maturing March 15, 2013		13,921,875
1,375,000	Term Loan, 8.50%, Maturing March 15, 2013		1,392,188
Murray Energy Corp.
10,850,400	Term Loan, 8.00%, Maturing January 28, 2010		11,013,156
Novelis, Inc.
10,322,252	Term Loan, 6.44%, Maturing January 6, 2012		10,444,829
14,166,186	Term Loan, 6.44%, Maturing January 6, 2012		14,334,410
Severstal North America, Inc.
15,200,000	Revolving Loan, 0.00%, Maturing April 7, 2007(2)		15,162,000
Stillwater Mining Co.
4,360,000	Revolving Loan, 2.25%, Maturing June 30, 2007(2)		4,316,400
5,721,530	Term Loan, 7.25%, Maturing June 30, 2007		5,800,201
			$151,027,308
Oil and Gas — 3.6%
Cavallo Energy L.P.
$20,781,250	Revolving Loan, 3.48%, Maturing October 5, 2010(2)		$20,755,273
2,968,750	Term Loan, 7.89%, Maturing October 5, 2010		2,966,895
Citgo Petroleum Corp.
13,740,563	Term Loan, 6.21%, Maturing November 15, 2012		13,793,807
Coffeyville Resources, LLC
1,600,000	Term Loan, 4.46%, Maturing June 24, 2011		1,624,501
2,382,045	Term Loan, 7.50%, Maturing June 24, 2012		2,418,521

Principal Amount	Borrower/Tranche Description	Value
Oil and Gas (continued)
Columbia Natural Resources, LLC
$7,279,412	Revolving Loan, 0.00%, Maturing January 19, 2010(2)		$7,270,312
Dresser Rand Group, Inc.
787,623	Term Loan, 4.89%, Maturing October 29, 2011	EUR	999,570
5,351,368	Term Loan, 6.92%, Maturing October 29, 2011		5,443,348
Dresser, Inc.
1,804,566	Term Loan, 7.50%, Maturing March 31, 2007		1,835,394
Dynegy Holdings, Inc.
5,000,000	Revolving Loan, 0.00%, Maturing May 28, 2009(2)		4,981,250
El Paso Corp.
10,000,000	Revolving Loan, 2.50%, Maturing November 23, 2007(2)		9,950,000
13,019,875	Term Loan, 4.73%, Maturing November 23, 2009		13,171,778
19,652,209	Term Loan, 7.75%, Maturing November 23, 2009		19,897,862
Epco Holdings, Inc.
4,333,334	Revolving Loan, 3.40%, Maturing August 18, 2008(2)		4,279,167
8,215,277	Term Loan, 7.10%, Maturing August 18, 2008		8,293,577
9,063,450	Term Loan, 7.09%, Maturing August 18, 2010		9,190,193
Key Energy Services, Inc.
9,900,932	Term Loan, 8.01%, Maturing June 30, 2012		10,041,198
LB Pacific, L.P.
8,009,100	Term Loan, 7.72%, Maturing March 3, 2012		8,129,237
Lyondell-Citgo Refining, L.P.
13,479,925	Term Loan, 6.98%, Maturing May 21, 2007		13,581,024
Petroleum Geo-Services ASA
16,982,438	Term Loan, 7.48%, Maturing December 16, 2012		17,178,805
Sprague Energy Corp.
4,022,727	Term Loan, 0.00%, Maturing October 5, 2009(2)		4,012,670
5,626,455	Term Loan, 0.00%, Maturing October 5, 2010(2)		5,612,388
22,532,636	Revolving Loan, 3.76%, Maturing October 5, 2010(2)		22,476,305
Targa Resources, Inc.
11,750,000	Term Loan, 6.83%, Maturing October 31, 2007		11,784,275
3,045,816	Term Loan, 7.23%, Maturing October 31, 2012		3,085,476
17,819,688	Term Loan, 7.26%, Maturing October 31, 2012		18,051,718
Universal Compression, Inc.
8,926,362	Term Loan, 6.48%, Maturing February 15, 2012		9,021,204
			$249,845,748
Publishing — 4.8%
American Media Operations, Inc.
$23,000,000	Term Loan, 8.12%, Maturing January 31, 2013		$23,296,125
CBD Media, LLC
8,807,168	Term Loan, 7.41%, Maturing December 31, 2009		8,950,284

See notes to financial statements

28

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Publishing (continued)
Dex Media East, LLC
$9,453,330	Term Loan, 6.34%, Maturing May 8, 2009		$9,504,737
Dex Media West, LLC
16,269,400	Term Loan, 6.40%, Maturing March 9, 2010		16,367,700
2,621,124	Term Loan, 6.30%, Maturing September 9, 2010		2,635,165
Hanley-Wood, LLC
1,014,570	Term Loan, 1.13%, Maturing August 1, 2012(2)		1,019,008
8,496,227	Term Loan, 7.04%, Maturing August 1, 2012		8,533,398
Herald Media, Inc.
4,128,016	Term Loan, 7.67%, Maturing July 22, 2011		4,146,076
748,750	Term Loan, 10.67%, Maturing January 22, 2012		758,109
Liberty Group Operating, Inc.
9,908,198	Term Loan, 7.25%, Maturing February 28, 2012		10,002,950
Medianews Group, Inc.
12,225,395	Term Loan, 6.25%, Maturing August 25, 2010		12,261,056
Merrill Communications, LLC
16,658,948	Term Loan, 7.00%, Maturing May 5, 2011		16,838,548
Nebraska Book Co., Inc.
11,304,399	Term Loan, 7.61%, Maturing March 4, 2011		11,396,247
Newspaper Holdings, Inc.
2,500,000	Term Loan, 5.94%, Maturing August 24, 2011		2,500,000
16,050,000	Term Loan, 6.19%, Maturing August 24, 2012		16,125,242
R.H. Donnelley Corp.
1,624,786	Term Loan, 6.29%, Maturing December 31, 2009		1,632,080
10,473,485	Term Loan, 6.44%, Maturing June 30, 2011		10,522,585
40,161,693	Term Loan, 6.44%, Maturing June 30, 2011		40,376,036
Retos Cartera, SA
1,000,000	Term Loan, 5.15%, Maturing March 15, 2013	EUR	1,271,459
1,000,000	Term Loan, 5.65%, Maturing March 15, 2014	EUR	1,274,608
Seat Pagine Gialle Spa
17,980,932	Term Loan, 5.09%, Maturing May 25, 2012	EUR	22,919,009
SGS International, Inc.
4,000,000	Term Loan, 1.50%, Maturing December 30, 2011(2)		4,030,000
Siegwerk Druckfarben AG
2,625,000	Term Loan, 5.60%, Maturing September 8, 2013	EUR	3,338,096
2,624,814	Term Loan, 6.10%, Maturing September 8, 2014	EUR	3,352,325
Source Media, Inc.
13,799,120	Term Loan, 7.21%, Maturing November 8, 2011		13,980,233
SP Newsprint Co.
8,463,065	Term Loan, 5.00%, Maturing January 9, 2010		8,590,011
3,157,135	Term Loan, 7.38%, Maturing January 9, 2010		3,204,492
Springer Science+Business Media
3,316,343	Term Loan, 6.94%, Maturing May 5, 2010		3,316,204
3,097,232	Term Loan, 7.73%, Maturing September 15, 2011		3,127,722
3,355,335	Term Loan, 8.23%, Maturing May 5, 2012		3,398,850
3,097,232	Term Loan, 8.23%, Maturing May 5, 2012		3,144,660

Principal Amount	Borrower/Tranche Description	Value
Publishing (continued)
Sun Media Corp.
$9,100,104	Term Loan, 6.42%, Maturing February 7, 2009		$9,192,998
World Directories ACQI Corp.
1,500,000	Term Loan, 5.40%, Maturing November 29, 2012	EUR	1,904,247
7,006,198	Term Loan, 5.90%, Maturing November 29, 2013	EUR	8,925,842
Xsys US, Inc.
7,701,575	Term Loan, 7.48%, Maturing December 31, 2012		7,774,740
254,462	Term Loan, 5.30%, Maturing September 27, 2013	EUR	323,138
2,495,538	Term Loan, 5.30%, Maturing September 27, 2013	EUR	3,169,045
7,866,565	Term Loan, 7.98%, Maturing December 31, 2013		7,980,630
2,750,000	Term Loan, 5.80%, Maturing September 27, 2014	EUR	3,508,266
YBR Acquisition BV
6,000,000	Term Loan, 5.14%, Maturing June 30, 2013	EUR	7,682,039
1,250,000	Term Loan, 5.15%, Maturing June 30, 2013	EUR	1,600,425
6,000,000	Term Loan, 5.64%, Maturing June 30, 2014	EUR	7,713,653
1,250,000	Term Loan, 5.65%, Maturing June 30, 2014	EUR	1,607,011
			$333,195,049
Radio and Television — 4.0%
Adams Outdoor Advertising, L.P.
$17,340,999	Term Loan, 7.09%, Maturing November 18, 2012		$17,590,276
ALM Media Holdings, Inc.
7,908,591	Term Loan, 7.49%, Maturing March 5, 2010		7,958,020
Block Communications, Inc.
6,084,750	Term Loan, 6.98%, Maturing December 22, 2011		6,160,809
DirecTV Holdings, LLC
27,680,000	Term Loan, 6.42%, Maturing April 13, 2013		27,945,977
Emmis Operating Co.
15,141,023	Term Loan, 6.72%, Maturing November 10, 2011		15,258,123
Entravision Communications Corp.
9,054,500	Term Loan, 6.49%, Maturing September 29, 2013		9,129,009
Gray Television, Inc.
8,104,687	Term Loan, 6.49%, Maturing November 22, 2015		8,160,407
HIT Entertainment, Inc.
845,750	Term Loan, 7.17%, Maturing March 20, 2012		852,939
NEP Supershooters, L.P.
2,903,345	Term Loan, 8.48%, Maturing February 3, 2011		2,937,822
4,922,937	Term Loan, 8.84%, Maturing February 3, 2011		4,996,781
Nexstar Broadcasting, Inc.
12,718,321	Term Loan, 6.73%, Maturing October 1, 2012		12,781,913
12,650,561	Term Loan, 6.73%, Maturing October 1, 2012		12,713,814
NextMedia Operating, Inc.
887,846	Term Loan, 6.84%, Maturing November 15, 2012		897,696
1,997,654	Term Loan, 6.90%, Maturing November 15, 2012		2,019,816

See notes to financial statements

29

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Radio and Television (continued)
PanAmSat Corp.
$1,386,365	Term Loan, 6.75%, Maturing August 20, 2010		$1,402,198
724,889	Term Loan, 6.75%, Maturing August 20, 2010		733,167
27,053,286	Term Loan, 6.90%, Maturing August 20, 2011		27,395,970
Patriot Media and Communications CNJ, Inc.
500,000	Term Loan, 7.02%, Maturing February 6, 2013		507,813
Paxson Communcations Corp.
17,925,000	Term Loan, 8.32%, Maturing January 15, 2012		18,003,422
Rainbow National Services, LLC
5,000,000	Revolving Loan, 0.00%, Maturing March 31, 2010(2)		4,956,250
15,048,582	Term Loan, 7.56%, Maturing March 31, 2012		15,238,254
Raycom TV Broadcasting, LLC
20,347,038	Term Loan, 6.50%, Maturing August 28, 2013		20,448,774
SFX Entertainment
10,024,875	Term Loan, 7.23%, Maturing June 21, 2013		10,068,734
Spanish Broadcasting System
12,350,250	Term Loan, 6.98%, Maturing June 10, 2012		12,481,471
Susquehana Media Co.
16,632,000	Term Loan, 8.00%, Maturing March 9, 2012		16,663,185
TDF SA
4,151,899	Term Loan, 4.85%, Maturing March 11, 2013	EUR	5,294,157
4,151,899	Term Loan, 5.85%, Maturing March 11, 2014	EUR	5,314,471
4,661,720	Term Loan, 6.48%, Maturing March 11, 2015	EUR	5,983,706
Young Broadcasting, Inc.
8,520,613	Term Loan, 7.09%, Maturing November 3, 2012		8,539,256
			$282,434,230
Rail Industries — 0.3%
Railamerica, Inc.
$18,081,292	Term Loan, 7.06%, Maturing September 29, 2011		$18,352,511
2,137,405	Term Loan, 7.06%, Maturing September 29, 2011		2,169,466
			$20,521,977
Retailers (Except Food and Drug) — 3.5%
Advance Stores Company, Inc.
$9,471,536	Term Loan, 6.33%, Maturing September 30, 2010		$9,554,412
11,066,775	Term Loan, 6.44%, Maturing September 30, 2010(2)		11,163,609
Advantage Sales & Marketing, Inc.
5,300,000	Term Loan, 6.90%, Maturing March 29, 2013		5,346,375
Alimentation Couche-Tard, Inc.
5,469,135	Term Loan, 6.75%, Maturing December 17, 2010		5,537,499
American Achievement Corp.
6,267,459	Term Loan, 6.83%, Maturing March 25, 2011		6,298,797

Principal Amount	Borrower/Tranche Description	Value
Retailers (Except Food and Drug) (continued)
Amscan Holdings, Inc.
$10,300,000	Term Loan, 7.77%, Maturing December 23, 2012	$10,405,142
Coinmach Laundry Corp.
25,049,705	Term Loan, 7.77%, Maturing December 15, 2012	25,482,865
FTD, Inc.
6,671,775	Term Loan, 7.30%, Maturing February 28, 2011	6,753,091
Harbor Freight Tools USA, Inc.
14,488,673	Term Loan, 6.65%, Maturing July 15, 2010	14,579,227
Home Interiors & Gifts, Inc.
3,702,133	Term Loan, 9.81%, Maturing March 31, 2011	3,517,026
Josten's Corp.
4,000,000	Revolving Loan, 0.00%, Maturing October 4, 2009(2)	3,960,000
26,067,868	Term Loan, 7.07%, Maturing October 4, 2010	26,419,784
Mapco Express, Inc.
3,625,221	Term Loan, 7.69%, Maturing April 28, 2011	3,681,865
Mauser Werke GMBH & Co. KG
8,325,000	Term Loan, 7.52%, Maturing December 3, 2011	8,377,031
Movie Gallery, Inc.
7,182,770	Term Loan, 9.98%, Maturing April 27, 2011	6,654,161
Musicland Group, Inc.
12,000,000	Revolving Loan, 0.00%, Maturing August 11, 2008(2)	12,030,000
Neiman Marcus Group, Inc.
4,408,228	Term Loan, 7.34%, Maturing April 5, 2013	4,473,959
Oriental Trading Co., Inc.
11,216,597	Term Loan, 7.25%, Maturing August 4, 2010	11,300,722
Pep Boys - Manny, Moe & Jack, (The)
4,200,000	Term Loan, 7.89%, Maturing January 27, 2011	4,273,500
Petro Stopping Center, L.P.
531,250	Term Loan, 7.25%, Maturing February 9, 2008	537,891
Rent-A-Center, Inc.
18,266,715	Term Loan, 6.47%, Maturing June 30, 2010	18,469,932
Savers, Inc.
4,492,122	Term Loan, 8.24%, Maturing August 4, 2009	4,517,390
Sears Canada, Inc.
6,375,000	Term Loan, 6.71%, Maturing December 22, 2012	6,454,688
Shopko Stores, Inc.
11,802,000	Revolving Loan, 3.60%, Maturing December 28, 2010(2)	11,765,119
Stewert Enterprises, Inc.
3,135,311	Term Loan, 6.68%, Maturing November 19, 2011	3,164,705
Travelcenters of America, Inc.
21,156,975	Term Loan, 6.62%, Maturing November 30, 2008	21,400,280
		$246,119,070

See notes to financial statements

30

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Steel — 0.1%
Gibraltar Industries, Inc.
$6,209,438	Term Loan, 6.69%, Maturing December 8, 2010	$6,256,008
		$6,256,008
Surface Transport — 0.2%
Horizon Lines, LLC
$5,796,750	Term Loan, 7.17%, Maturing July 7, 2011	$5,876,455
Sirva Worldwide, Inc.
7,683,394	Term Loan, 9.50%, Maturing December 1, 2010	7,673,790
		$13,550,245
Telecommunications — 3.7%
Alaska Communications Systems Holdings, Inc.
$2,625,000	Term Loan, 6.73%, Maturing February 1, 2012	$2,651,578
17,150,000	Term Loan, 6.73%, Maturing February 11, 2012	17,323,644
Cellular South, Inc.
6,260,690	Term Loan, 6.83%, Maturing May 4, 2011	6,335,035
Centennial Cellular Operating Co., LLC
4,500,000	Revolving Loan, 0.00%, Maturing February 9, 2010(2)	4,421,250
16,147,788	Term Loan, 7.21%, Maturing February 9, 2011	16,384,966
Cincinnati Bell, Inc.
4,402,875	Term Loan, 6.36%, Maturing August 31, 2012	4,437,275
Consolidated Communications, Inc.
17,442,901	Term Loan, 6.68%, Maturing April 14, 2011	17,653,664
Crown Castle Operating Co.
8,000,000	Revolving Loan, 6.35%, Maturing July 25, 2006(2)	8,000,000
D&E Communications, Inc.
5,686,871	Term Loan, 6.81%, Maturing December 31, 2011	5,718,860
Epicor Software Corp.
2,500,000	Term Loan, 7.77%, Maturing March 30, 2012	2,523,437
Fairpoint Communications, Inc.
21,785,000	Term Loan, 6.75%, Maturing February 8, 2012	21,942,941
Hawaiian Telcom Communications, Inc.
5,175,000	Term Loan, 7.23%, Maturing October 31, 2012	5,229,984
Intelsat, Ltd.
20,503,115	Term Loan, 6.75%, Maturing July 28, 2011	20,701,749
Iowa Telecommunications Services
7,998,000	Term Loan, 6.69%, Maturing November 23, 2011	8,086,314
IPC Acquisition Corp.
3,058,800	Term Loan, 7.59%, Maturing August 5, 2011	3,109,270
Madison River Capital, LLC
3,660,000	Term Loan, 7.26%, Maturing July 31, 2012	3,706,321

Principal Amount	Borrower/Tranche Description	Value
Telecommunications (continued)
Nextel Partners Operation Corp.
$22,059,091	Term Loan, 6.32%, Maturing May 31, 2012		$22,132,614
NTelos, Inc.
11,153,812	Term Loan, 7.50%, Maturing February 18, 2011		11,323,908
Qwest Corp.
14,756,000	Term Loan, 9.65%, Maturing June 4, 2007		15,131,053
Satbirds Finance SARL
3,000,000	Term Loan, 4.17%, Maturing April 4, 2012	EUR	3,780,133
3,500,000	Term Loan, 4.67%, Maturing April 4, 2013	EUR	4,449,472
3,500,000	Term Loan, 4.67%, Maturing April 4, 2013	EUR	4,449,419
Stratos Global Corp.
7,575,000	Term Loan, 7.73%, Maturing February 13, 2012		7,672,058
Syniverse Holdings, Inc.
3,705,724	Term Loan, 6.73%, Maturing February 15, 2012		3,754,361
Triton PCS, Inc.
15,025,716	Term Loan, 8.25%, Maturing November 18, 2009		15,157,191
Valor Telecom Enterprise, LLC
6,300,000	Revolving Loan, 0.00%, Maturing February 14, 2011(2)		6,321,937
14,838,333	Term Loan, 6.75%, Maturing February 14, 2012		14,890,000
Westcom Corp.
4,295,614	Term Loan, 7.54%, Maturing December 17, 2010		4,306,353
Winstar Communications, Inc.
127,026	DIP Loan, 0.00%, Maturing December 31, 2006(3)		175,507
			$261,770,294
Utilities — 2.6%
Allegheny Energy Supply Co., LLC
$16,823,852	Term Loan, 6.34%, Maturing July 21, 2011		$16,878,176
Astoria Generating Co.
817,259	Term Loan, 6.94%, Maturing February 23, 2012		828,155
3,782,741	Term Loan, 6.94%, Maturing February 23, 2013		3,833,176
Calpine Corp.
7,350,000	DIP Revolving Loan, 0.00%, Maturing February 27, 2008(2)		7,285,688
2,893,656	DIP Loan, 7.23%, Maturing February 27, 2008		2,950,323
7,275,000	DIP Loan, 8.98%, Maturing February 27, 2008		7,487,190
Cellnet Technology, Inc.
3,984,888	Term Loan, 7.89%, Maturing April 26, 2012		4,049,642
Cogentrix Delaware Holdings, Inc.
8,344,028	Term Loan, 6.50%, Maturing April 14, 2012		8,442,246
Covanta Energy Corp.
6,790,244	Term Loan, 4.96%, Maturing June 24, 2012		6,896,341
4,865,899	Term Loan, 7.96%, Maturing June 24, 2012		4,941,929

See notes to financial statements

31

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Utilities (continued)
KGen, LLC
$5,771,700	Term Loan, 7.60%, Maturing August 5, 2011		$5,829,417
La Paloma Generating Co., LLC
2,027,454	Term Loan, 6.73%, Maturing August 16, 2012		2,051,530
161,473	Term Loan, 6.73%, Maturing August 16, 2012		163,390
344,262	Term Loan, 6.75%, Maturing August 16, 2012		348,350
Mirant North America, LLC
7,780,500	Term Loan, 6.60%, Maturing January 3, 2013		7,854,835
NRG Energy, Inc.
56,850,000	Term Loan, 6.82%, Maturing February 1, 2013		57,532,996
13,175,000	Term Loan, 6.98%, Maturing February 1, 2013		13,333,508
Pike Electric, Inc.
6,381,711	Term Loan, 6.38%, Maturing July 1, 2012		6,477,437
3,244,392	Term Loan, 6.44%, Maturing July 1, 2012		3,293,058
Plains Resources, Inc.
11,240,640	Term Loan, 6.25%, Maturing August 12, 2011		11,324,945
Reliant Energy, Inc.
1,542,925	Term Loan, 7.47%, Maturing December 22, 2010		1,543,408
Wolf Hollow I L.P.
2,851,939	Term Loan, 7.19%, Maturing June 22, 2012		2,884,024
2,887,500	Term Loan, 7.20%, Maturing June 22, 2012		2,919,984
			$179,149,748
	Total Senior Floating Rate Interests (identified cost $6,844,988,803)		$6,907,910,812
Corporate Bonds & Notes — 1.0%
Shares	Security	Value
Cable and Satellite Television — 0.2%
Iesy Hessen & ISH NRW, Variable Rate
13,500	5.693%, 4/15/13	EUR	17,006,976
			$17,006,976
Financial Intermediaries — 0.2%
Alzette, Variable Rate
1,180	8.691%, 12/15/20(4)		$1,207,287
Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
1,140	6.73%, 2/24/19(4)		1,144,834
Babson Ltd., Series 2005-1A, Class C1, Variable Rate
1,500	7.02%, 4/15/19(4)		1,511,445
Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,500	7.12%, 1/15/19(4)		1,516,380

Shares	Security	Value
Financial Intermediaries (continued)
Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,500	7.19%, 8/11/16(4)	$1,500,000
Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
1,000	10.36%, 3/8/17	1,035,420
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, Variable Rate
2,000	6.58%, 1/15/18(4)	2,015,000
Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
1,500	6.98%, 3/21/17(4)	1,507,875
		$11,438,241
Radio and Television — 0.1%
Echostar DBS Corp., Sr. Notes, Variable Rate
5,000	8.24%, 10/1/08	$5,125,000
Paxson Communications Corp., Variable Rate
3,000	8.318%, 1/15/12(4)	3,090,000
		$8,215,000
Real Estate — 0.2%
Assemblies of God, Variable Rate
10,810	6.90%, 6/15/29(4)	$10,810,248
		$10,810,248
Telecommunications — 0.3%
Qwest Corp., Sr. Notes, Variable Rate
5,850	8.16%, 6/15/13(4)	$6,398,437
Rogers Wireless, Inc., Variable Rate
6,589	8.035%, 12/15/10	6,819,615
Rural Cellular Corp., Variable Rate
11,000	9.41%, 3/15/10	11,288,750
		$24,506,802
	Total Corporate Bonds & Notes (identified cost $70,238,841)	$71,977,267
Common Stocks — 0.1%
Shares	Security	Value
105,145	Hayes Lemmerz International(5)	$351,185
86,020	Maxim Crane Works, L.P.(5)	4,171,950
	Total Common Stocks (identified cost $2,549,911)	$4,523,135

See notes to financial statements

32

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Preferred Stocks — 0.0%
Shares	Security	Value
350	Hayes Lemmerz International(5)(6)(7)	$5,050
	Total Preferred Stocks (identified cost $17,500)	$5,050
Closed-End Investment Companies — 0.0%
Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$73,800
	Total Closed-End Investment Companies (identified cost $72,148)	$73,800
Commercial Paper — 3.2%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$43,313,000	05/03/06	Barton Capital, LLC	4.76%	$43,301,547
57,000,000	05/03/06	HSBC Finance Corp.	4.75%	56,984,958
104,143,000	05/01/06	Novartis Finance Corp.	4.83%	104,143,000
22,704,000	05/03/06	Old Line Funding, LLC	4.83%	22,697,908

Total Commercial Paper (at amortized cost $227,127,413)	$227,127,413
Time Deposits — 0.4%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$2,000,000	05/01/06	Investors Bank and Trust Company Time Deposit	4.86%	$2,000,000
25,200,000	05/01/06	Societe Generale Time Deposit	4.82%	25,200,000

Total Time Deposits (at amortized cost $27,200,000)	$27,200,000
Total Investments — 103.2% (identified cost $7,172,194,616)	$7,238,817,477
Less Unfunded Loan Commitments — (5.1)%	$(359,285,056)
Net Investments — 98.1% (identified cost $6,812,909,560)	$6,879,532,421
Other Assets, Less Liabilities — 1.9%	$137,037,452
Net Assets — 100.0%	$7,016,569,873

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded loan commitments. See Note 1E for description.

(3)  Defaulted security. Currently the issuer is in defualt with respect to interest payments.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of the securities is $30,701,506 or 0.4% of the Portfolio's net assets.

(5)  Non-income producing security.

(6)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)  Restricted security.

See notes to financial statements

33

Floating Rate Portfolio as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investments, at value (identified cost, $6,812,909,560)	$6,879,532,421
Cash	13,183,036
Foreign currency, at value (identified cost, $141,900)	140,991
Receivable for investments sold	90,780,518
Receivable for open swap contracts	1,124,581
Interest and dividends receivable	50,178,444
Prepaid expenses	571,919
Total assets	$7,035,511,910
Liabilities
Payable for open forward foreign currency contracts	$9,543,269
Payable for investments purchased	6,300,000
Payable to affiliate for investment advisory fees	2,916,863
Payable to affiliate for Trustees' fees	2,644
Accrued expenses	179,261
Total liabilities	$18,942,037
Net Assets applicable to investors' interest in Portfolio	$7,016,569,873
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$6,958,620,486
Net unrealized appreciation (computed on the basis of identified cost)	57,949,387
Total	$7,016,569,873

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Interest	$218,863,499
Dividends	3,174
Total investment income	$218,866,673
Expenses
Investment adviser fee	$17,003,882
Trustees' fees and expenses	15,720
Custodian fee	463,806
Legal and accounting services	376,543
Miscellaneous	341,760
Total expenses	$18,201,711
Deduct — Reduction of custodian fee	$30,020
Total expense reductions	$30,020
Net expenses	$18,171,691
Net investment income	$200,694,982
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(2,970,552)
Swap contracts	703,641
Foreign currency and forward foreign currency exchange contract transactions	(8,749,857)
Net realized loss	$(11,016,768)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$36,919,142
Swap contracts	791,116
Foreign currency and forward foreign currency exchange contracts	(13,576,709)
Net change in unrealized appreciation (depreciation)	$24,133,549
Net realized and unrealized gain	$13,116,781
Net increase in net assets from operations	$213,811,763

See notes to financial statements

34

Floating Rate Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment income	$200,694,982	$286,479,439
Net realized loss from investment transactions, swap contracts, foreign currency, and forward foreign currency exchange contract transactions	(11,016,768)	(6,260,828)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency, and forward foreign currency exchange contracts	24,133,549	5,235,160
Net increase in net assets from operations	$213,811,763	$285,453,771
Capital transactions — Contributions	$1,425,429,560	$2,972,303,225
Withdrawals	(1,128,729,433)	(2,141,337,314)
Net increase in net assets from capital transactions	$296,700,127	$830,965,911
Net increase in net assets	$510,511,890	$1,116,419,682
Net Assets
At beginning of period	$6,506,057,983	$5,389,638,301
At end of period	$7,016,569,873	$6,506,057,983

See notes to financial statements

35

Floating Rate Portfolio as of April 30, 2006

FINANCIAL STATEMENTS

Supplementary Data

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003	2002	2001
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.55	%(1)	0.54%	0.56%	0.61%	0.62%	0.57%
Net expenses after custodian fee reduction	0.55	%(1)	0.54%	0.56%	0.61%	0.62%	0.57%
Net investment income	6.01	%(1)	4.68%	3.27%	4.05%	4.72%	6.45%
Portfolio Turnover	24%		57%	67%	64%	76%	52%
Total Return(2)	3.25%		4.77%	3.93%	6.91%	2.19%	—
Net assets, end of period (000's omitted)	$7,016,570		$6,506,058	$5,389,638	$2,217,874	$1,326,128	$1,387,728

†  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	0.61%
Expenses after custodian fee reduction	0.61%
Net investment income	6.41%

(1)  Annualized.

(2)  Total return is required to be disclosed for the fiscal years beginning December 15, 2000.

See notes to financial statements

36

Floating Rate Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on June 19, 2000. The Portfolio's investment objective is to provide a high level of current income. The Portfolio normally primarily invests in interests of senior floating rate loans. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2006, the Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Strategic Income Fund, Eaton Vance Medallion Floating-Rate Income Fund, Eaton Vance Diversified Income Fund, Eaton Vance Medallion Strategic Income Fund and Eaton Vance Low Duration Fund held an approximate 67.6%, 23.8%, 3.0%, 2.7%, 1.2%, 0.3% and 0.1% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Portfolio's investments are primarily in interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the investment adviser. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, interests in similar Senior Loans and the market environment, investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan.

Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. The value of interest rate swaps will be based on dealer quotations. Short term obligations which mature in sixty days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Over the counter options are valued at the mean between the bid and the asked price provided by dealers. Marketable securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Financial futures contracts listed on the commodity exchanges and

37

Floating Rate Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

options thereon are valued at closing settlement prices. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

B  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

E  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

F  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

G  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month London Interbank Offering Rate (LIBOR). In exchange, the Portfolio makes semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

H  Credit Default Swaps — The Portfolio may enter into credit default swap contracts for risk management purposes, including diversification. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have made a stream of payments and received no benefit from the contract reducing exposure to the credit by the notional amount of the contract upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio will segregate assets in

38

Floating Rate Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

L  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, as compensation for management and investment advisory services rendered to the Portfolio. The fee is equivalent to 0.575% of the Portfolio's average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level. Due to an agreement effective as of March 27, 2006, if the Portfolio's average daily net assets exceed $5 billion but are less than $10 billion the fee is equivalent to 0.480% and if average daily net assets exceed $10 billion the fee is equivalent to 0.460%. For the six months ended April 30, 2006, the fee was equivalent to 0.510% (annualized) of the Portfolio's average net assets for such period and amounted to $17,003,882.

Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2006, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investments

The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the six months ended April 30, 2006 aggregated $2,175,316,903, $1,354,075,889 and $245,153,850, respectively.

4  Line of Credit

The Portfolio participates with other portfolios managed by BMR in a $550 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. In addition, a fee computed at the

39

Floating Rate Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

annual rate of 0.08% of the daily unused portion of the line of credit is allocated among the participating portfolios at the end of each quarter. As of April 30, 2006, the Portfolio had no borrowings outstanding. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2006.

5  Federal Income Tax Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation/depreciation in the value of the investments owned at April 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,812,909,560
Gross unrealized appreciation	$72,926,847
Gross unrealized depreciation	(6,303,986)
Net unrealized appreciation	$66,622,861

The net unrealized depreciation on foreign currency, forward foreign currency exchange contracts and swap contracts at April 30, 2006 on a federal income tax basis was $9,703,558.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts, forward foreign currency contracts, credit default swaps, and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Net Unrealized Depreciation
5/31/06	Swiss Franc 12,652,707	United States Dollar 9,994,239	$(208,380)
5/31/06	Euro 5,088,875	United States Dollar 6,225,272	(196,695)
5/31/06	Euro 2,006,125	United States Dollar 2,494,015	(37,639)
5/31/06	Euro 350,229,772	United States Dollar 435,405,652	(6,571,014)
5/31/06	Euro 2,030,250	United States Dollar 2,543,091	(19,007)
5/31/06	British Pound 2,469,289	United States Dollar 4,410,150	(79,808)
5/31/06	British Pound 66,376,415	United States Dollar 118,262,859	(2,430,726)
			$(9,543,269)

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
2,000,000 USD	9/20/2008	Agreement with Credit Suisse/ First Boston dated 1/10/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.13% of the notional value of the swap).	$(23,878)
1,000,000 USD	9/20/2008	Agreement with Credit Suisse/ First Boston dated 2/13/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.13% of the notional value of the swap).	(5,239)

40

Floating Rate Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
1,000,000 USD	9/20/2008	Agreement with Credit Suisse/ First Boston dated 3/23/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (39 in total, each representing 2.56% of the notional value of the swap).	$11,413
10,000,000 USD	12/20/2009	Agreement with Lehman Brothers dated 10/28/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Crown Americas, Inc.	377,022
5,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 12/21/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Six Flags Theme Parks.	201,445
3,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 3/3/2005 whereby the Portfolio will receive 1.85% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	(11,765)
6,500,000 USD	3/20/2010	Agreement with Lehman Brothers dated 3/16/2005 whereby the Portfolio will receive 2.2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	43,796
3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 4/1/2005 whereby the Portfolio will receive 2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	55,558

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
3,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 2.4% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$39,735
3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 3.25% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Rural Cellular Corp.	44,216
3,000,000 USD	6/20/2011	Agreement with Lehman Brothers dated 6/2/2005 whereby the Portfolio will receive 2.3% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	36,353
7,000,000 USD	9/21/2009	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by CSG Systems, Inc.	57,567
2,000,000 USD	9/20/2010	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 1.95% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	30,077
5,000,000 USD	12/20/2010	Agreement with Lehman Brothers dated 10/26/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by EPCO Holdings, Inc.	28,806

41

Floating Rate Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
5,000,000	USD	12/20/2010	Agreement with Lehman Brothers dated 12/3/2005 whereby the Portfolio will receive 2.10% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Avago Technologies, Inc.	$64,948
5,000,000	USD	3/20/2011	Agreement with Lehman Brothers dated 1/6/2006 whereby the Portfolio will receive 1.80% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by The Hertz Corp.	80,030

At April 30, 2006, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

7  Restricted Securities

At April 30, 2006, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Restricted Securities

Description	Date of Acquisition	Shares/Face	Cost	Fair Value
Preferred Stocks
Hayes Lemmerz International	6/23/03	350	$17,500	$5,050
			$17,500	$5,050

42

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

43

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Floating Rate Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Floating-Rate Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the experience and abilities of such personnel in analyzing factors such as the special considerations relevant to investing in senior floating-rate loans. Specifically, the Board noted the experience of the Adviser's 29 bank loan investment professionals and other personnel who provide services to the Portfolio, including four portfolio managers and 15 analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Portfolio in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

44

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2005 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees (including administrative fees) and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted that, at its request, the Adviser had agreed to add a breakpoint with respect to assets that exceed $10 billion. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

45

Eaton Vance Floating-Rate Fund

INVESTMENT MANAGEMENT

Eaton Vance Floating-Rate Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Kevin S. Dyer
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Cliff Quisenberry, Jr.
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Floating Rate Portfolio

Officers Payson F. Swaffield President and Co-Portfolio Manager Scott H. Page Vice President and Co-Portfolio Manager Dan A. Maalouly Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

46

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Floating Rate Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Floating-Rate Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Floating-Rate Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1044-6/06  FRSRC

Semiannual Report April 30, 2006

EATON VANCE
FLOATING-RATE
& HIGH INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at
1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commision's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at www.sec.gov.

Eaton Vance Floating-Rate & High Income Fund  as of April 30, 2006

INVESTMENT UPDATE

The Fund

Performance for the Six Months

•                     The Fund’s Class A shares had a total return of 3.44% during the six months ended April 30, 2006.(1) This return resulted from an increase in net asset value per share (NAV) to $10.34 on April 30, 2006, from $10.29 on October 31, 2005, and the reinvestment of $0.300 in dividends.

•                     The Fund’s Class B shares had a total return of 2.99% during the six months ended April 30, 2006.(1) This return resulted from an increase in NAV to $9.72 on April 30, 2006, from $9.68 on October 31, 2005, and the reinvestment of $0.246 in dividends.

•                     The Fund’s Class C shares had a total return of 2.98% during the six months ended April 30, 2006.(1) This return resulted from an increase in NAV to $9.72 on April 30, 2006, from $9.68 on October 31, 2005, and the reinvestment of $0.246 in dividends.

•                     The Fund’s Class I shares had a total return of 3.50% during the six months ended April 30, 2006.(1) This return resulted from an increase in NAV to $9.73 on April 30, 2006, from $9.69 on October 31, 2005, and the reinvestment of $0.294 in dividends.

•                     The Fund’s Advisers Class shares had a total return of 3.36% during the six months ended April 30, 2006.(1) This return resulted from an increase in NAV to $9.72 on April 30, 2006, from $9.68 on October 31, 2005, and the reinvestment of $0.282 in dividends.

•                     For comparison, the S&P/LSTA Leveraged Loan Index — an unmanaged index of U.S. dollar-denominated leveraged loans — had a total return of 3.38% during the same period.(2) The Lipper Loan Participation Funds Classification — the Fund’s peer group — had an average total return of 3.03% for the same period.(2) The lower total return performance relative to the Fund’s peer group reflects the relatively conservative positioning of the Fund (and the lower average yield on its loan portfolio).

•                     Based on the Fund’s most recent dividends and NAVs on April 30, 2006 of $10.34 per share for Class A, $9.72 for Class B, $9.72 for Class C, $9.73 for Class (1) and $9.72 for Advisers Class, the Fund’s distribution rates were 6.28%, 5,53%, 5.53%, 6.53% and 6.28%, respectively.(3) The SEC 30-day yields for Class A, Class B, Class C, Class I and Advisers Class shares were 5.83%, 5.35%, 5.35%, 6.23% and 5.96%, respectively.(4)

The Fund’s Investments

•                     Floating Rate Portfolio’s investments included 537 borrowers at April 30, 2006 with an average loan size of just 0.18% of total investments, and no industry constituting more than 8% of total investments. Building and development (including manufacturers of building products and companies that manage/own apartments, shopping malls and commercial office buildings, among others), health care, chemicals/plastics, leisure goods/activities and publishing were the largest industry weightings.

•                     The loan market was characterized by higher interest rates, narrowing credit spreads and a soaring volume of new issues. The London Inter-Bank Offered Rate (LIBOR) — the benchmark over which loan interest rates are typically set — rose in lockstep with the Federal Reserve’s Federal Funds rate, which benefited the Fund’s shareholders. However, although the average credit spread over LIBOR continued to decline due to strong investor demand, there were signs late in the period that the recent spread compression may have run its course. Investors were becoming resistant to new loans with thin spreads, with some loans being repriced in certain instances.

•                     The Floating Rate Portfolio had an 8.2% exposure in European loans at April 30, 2006. European loans remained attractive because they offered further diversification and, in our view, the potential for better risk-adjusted returns. The Portfolio’s non-dollar-denominated investments were hedged to help protect against foreign currency risk. To enhance its ability to pursue these European opportunities, Eaton Vance established a London-based office during the past year, increasing its research staff and resources dedicated to this segment of the loan market.

•                     The Fund’s investment in High Income Portfolio was additive to performance. High Income Portfolio continued to focus on B-rated bonds and on shorter maturities, which provided more flexibility in times of increasing market volatility.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)          These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the performance would be lower.

(2)          It is not possible  to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3)          The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.

(4)          The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Floating-Rate & High Income Fund  as of April 30 , 2006

FUND PERFORMANCE

					Advisers
Performance (1)	Class A	Class B	Class C	ClassI	Class
Average Annual Total Returns (at net asset value)
Six months	3.44%	2.99%	2.98%	3.50%	3.36%
One year	6.01	5.25	5.25	6.30	5.93
Five years	N.A.	3.82	3.82	4.86	4.60
Life of Fund†	5.67	4.05	4.05	5.02	4.76

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six months	1.08%	-2.01%	1.98%	3.50%	3.36%
One year	3.60	0.25	4.25	6.30	5.93
Five years	N.A.	3.48	3.82	4.86	4.60
Life of Fund†	4.87	3.90	4.05	5.02	4.76

† Inception Dates — Class A: 5/7/03; Class B: 9/5/00; Class C: 9/5/00; Class I: 9/15/00; Advisers Class: 9/7/00

(1)          Average Annual Total Returns at net asset value do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; % - 4th year; 2% - 5th year; 1% - 6th year. 1-year SEC returns for Class C reflect 1% CDSC. Class A, Advisers Class and Class I shares redeemed or exchanged within 90 days of settlement of purchase are subject to a 1% redemption fee. Class I and Advisers Class shares are offered to certain investors at net asset value

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of  trading intent on behalf of any Eaton Vance fund.

Fund Allocations(2)

By total investments

(2)          Reflects the Fund’s investments in Floating Rate Portfolio and High Income Portfolio as of April 30, 2006. Allocations are shown as a percentage of the Portfolios’ total investments. Statistics may not be representative of current or future investments and are subject to change due to active management.

Diversification of Floating Rate Portfolio by Industries(3)

By total investments

Building & Development	7.7%	Food Products	2.1%
Health Care	5.9	Food Service	2.1
Chemicals & Plastics	5.8	Nonferrous Metals/Minerals	2.1
Leisure Goods/Activities/Movies	5.2	Arospace & Defense	2.0
Publishing	4.6	Industrial Equipment	1.8
Lodging & Casinos	4.2	Food/Drug Retailers	1.6
Containers & Glass Products	4.1	Ecological Services & Equip.	1.6
Business Equip. & Services	4.1	Equipment Leasing	1.3
Automotive	4.0	Beverage & Tbacco	1.2
Radio & Television	4.0	Home Furnishings	1.1
Telecommunications	4.0	Insurance	0.7
Cable & Satellite Television	3.7	Drugs	0.5
Oil & Gas	3.5	Cosmetics/Toiletries	0.4
Retailers (Except Food & Drug)	3.4	Rail Industries	0.3
Financial Intermediaries	2.7	Clothing/Textiles	0.2
Forest Products	2.6	Farming/Agriculture	0.2
Electronics/Electrical	2.6	Surface Transport	0.2
Utilities	2.5	Air Transport	0.2
Conglomerates	2.3	Steel	0.1

(3)          Reflects the Fund’s investments in Floating Rate Portfolio as of April 30, 2006. Industries are shown as a percentage of Floating Rate Portfolio’s total investments. Statistics may not be representative of current or future investments and are subject to change due to active management.

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 – April 30, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Floating-Rate & High Income Fund

	Beginning Account Value (11/1/05)	Ending Account Value (4/30/06)	Expenses Paid During Period* (11/1/05 – 4/30/06)
Actual
Class A	$1,000.00	$1,034.40	$5.30
Class B	$1,000.00	$1,029.90	$9.06
Class C	$1,000.00	$1,029.80	$9.06
Class I	$1,000.00	$1,035.00	$4.04
Advisers Class	$1,000.00	$1,033.60	$5.29
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.26
Class B	$1,000.00	$1,015.90	$9.00
Class C	$1,000.00	$1,015.90	$9.00
Class I	$1,000.00	$1,020.80	$4.01
Advisers Class	$1,000.00	$1,019.60	$5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.05% for Class A shares, 1.80% for Class B shares, 1.80% for Class C shares, 0.80% for Class I shares and 1.05% for Advisers Class shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2005. The example reflects the expenses of both the Fund and the Portfolios.

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investment in Floating Rate Portfolio, at value (idetified cost, $1,657,273,052)	$1,670,938,880
Investment in High Income Portfolio, at value (identified cost, $243,089,490)	245,589,624
Receivable for Fund shares sold	17,030,772
Total assets	$1,933,559,276
Liabilities
Payable for Fund shares redeemed	$6,767,557
Dividends payable	2,650,122
Payable to affiliate for distribution and service fees	771,020
Payable to affiliate for administration fee	235,052
Payable to affiliate for Trustees' fees	293
Accrued expenses	331,575
Total liabilities	$10,755,619
Net Assets	$1,922,803,657
Sources of Net Assets
Paid-in capital	$1,937,675,538
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(30,895,947)
Accumulated distributions in excess of net investment income	(141,896)
Net unrealized appreciation from Portfolios (computed on the basis of identified cost)	16,165,962
Total	$1,922,803,657
Advisers Shares
Net Assets	$804,150,217
Shares Outstanding	82,706,820
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.72
Class A Shares
Net Assets	$445,190,801
Shares Outstanding	43,060,345
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.34
Maximum Offering Price Per Share (100 ÷ 97.75 of $10.34)	$10.58
Class B Shares
Net Assets	$150,555,040
Shares Outstanding	15,491,326
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.72
Class C Shares
Net Assets	$476,472,974
Shares Outstanding	49,036,868
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.72
Class I Shares
Net Assets	$46,434,625
Shares Outstanding	4,773,791
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.73
On sales of $100,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Interest allocated from Portfolios	$64,495,172
Dividends allocated from Portfolios (Note 8)	91,109
Miscellaneous income allocated from Portfolio (Note 8)	290,002
Expenses allocated from Portfolios	(5,216,014)
Net investment income from Portfolios	$59,660,269
Expenses
Administration fee	$1,417,006
Trustees' fees and expenses	1,740
Distribution and service fees Advisers	922,851
Class A	572,823
Class B	778,354
Class C	2,477,655
Transfer and dividend disbursing agent fees	631,941
Printing and postage	187,462
Registration fees	68,941
Legal and accounting services	21,152
Custodian fee	17,259
Miscellaneous	8,165
Total expenses	$7,105,349
Net investment income	$52,554,920
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) — Investment transactions (identified cost basis)	$2,340,863
Swap contracts	259,658
Foreign currency and forward foreign currency exchange contract transactions	(1,980,002)
Net realized gain	$620,519
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$11,023,331
Swap contracts	137,472
Foreign currency and forward foreign currency exchange contracts	(3,334,968)
Net change in unrealized appreciation (depreciation)	$7,825,835
Net realized and unrealized gain	$8,446,354
Net increase in net assets from operations	$61,001,274

See notes to financial statements

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment income	$52,554,920	$80,218,394
Net realized gain (loss) from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	620,519	(1,163,130)
Net change in unrealized appreciation (depreciation) from investments, swaps contracts, and foreign currency and forward foreign currency exchange contracts	7,825,835	(4,287,530)
Net increase in net assets from operations	$61,001,274	$74,767,734
Distributions to shareholders — From net investment income Advisers	$(21,658,365)	$(29,088,136)
Class A	(13,435,950)	(22,151,961)
Class B	(3,984,079)	(6,796,120)
Class C	(12,680,565)	(21,148,762)
Class I	(1,276,686)	(1,774,593)
Total distributions to shareholders	$(53,035,645)	$(80,959,572)
Transactions in shares of beneficial interest — Proceeds from sale of shares Advisers	$224,626,232	$497,649,282
Class A	90,434,039	310,332,995
Class B	3,762,607	16,819,856
Class C	46,574,129	172,756,357
Class I	15,382,166	31,368,361
Net asset value of shares issued to shareholders in payment of distributions declared Advisers	15,316,136	20,738,789
Class A	10,368,449	16,645,366
Class B	2,586,492	4,314,073
Class C	8,743,503	14,359,632
Class I	1,107,589	1,499,535
Cost of shares redeemed Advisers	(149,260,910)	(279,958,379)
Class A	(133,502,749)	(283,905,387)
Class B	(18,729,805)	(37,221,398)
Class C	(106,764,060)	(173,248,556)
Class I	(7,436,237)	(19,115,507)
Net asset value of shares exchanged Class A	1,512,142	1,763,637
Class B	(1,512,142)	(1,763,637)
Redemption Fees	70,878	119,705
Net increase in net assets from Fund share transactions	$3,278,459	$293,154,724
Net increase in net assets	$11,244,088	$286,962,886

Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
At beginning of period	$1,911,559,569	$1,624,596,683
At end of period	$1,922,803,657	$1,911,559,569
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(141,896)	$338,829

See notes to financial statements

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of period	$10.290		$10.320	$10.220	$10.000
Income (loss) from operations
Net investment income	$0.297		$0.475	$0.363	$0.179
Net realized and unrealized gain (loss)	0.053		(0.027)	0.109	0.241
Total income from operations	$0.350		$0.448	$0.472	$0.420
Less distributions
From net investment income	$(0.300)		$(0.479)	$(0.372)	$(0.200)
Total distributions	$(0.300)		$(0.479)	$(0.372)	$(0.200)
Redemption fees	$0.000	(3)	$0.001	$0.000 (3)	$—
Net asset value — End of period	$10.340		$10.290	$10.320	$10.220
Total Return(4)	3.44%		4.43%	4.69%	4.23%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$445,191		$474,435	$431,257	$39,128
Ratios (As a percentage of average daily net assets):
Net expenses(5)	1.05	%(6)	1.05%	1.07%	1.12	%(6)
Net expenses after custodian fee reduction(5)	1.05	%(6)	1.05%	1.07%	1.12	%(6)
Net investment income	5.82	%(6)	4.60%	3.52%	3.68	%(6)
Portfolio Turnover of the Floating Rate Portfolio	24%		57%	67%	64%
Portfolio Turnover of the High Income Portfolio	31%		62%	80%	118%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, May 7, 2003, to October 31, 2003.

(3)  Amounts represent less than $0.005 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  Annualized.

See notes to financial statements

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001
Net asset value — Beginning of period	$9.680		$9.710	$9.610	$9.140	$9.550	$9.930
Income (loss) from operations
Net investment income	$0.280		$0.451	$0.347	$0.407	$0.472	$0.725
Net realized and unrealized gain (loss)	0.042		(0.031)	0.103	0.486	(0.408)	(0.383)
Total income from operations	$0.322		$0.420	$0.450	$0.893	$0.064	$0.342
Less distributions
From net investment income	$(0.282)		$(0.451)	$(0.350)	$(0.423)	$(0.474)	$(0.722)
Total distributions	$(0.282)		$(0.451)	$(0.350)	$(0.423)	$(0.474)	$(0.722)
Redemption fees	$0.000	(3)	$0.001	$0.000 (3)	$0.000 (3)	$—	$—
Net asset value — End of period	$9.720		$9.680	$9.710	$9.610	$9.140	$9.550
Total Return(4)	3.36%		4.42%	4.76%	9.98%	0.62%	3.49%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$804,150		$710,286	$474,219	$68,258	$30,960	$33,773
Ratios (As a percentage of average daily net assets):
Net expenses(5)	1.05	%(6)	1.05%	1.06%	1.12%	1.15%	1.03%
Net expenses after custodian fee reduction(5)	1.05	%(6)	1.05%	1.06%	1.12%	1.15%	1.03%
Net investment income	5.81	%(6)	4.65%	3.59%	4.32%	4.98%	6.94%
Portfolio Turnover of the Floating Rate Portfolio	24%		57%	67%	64%	76%	52%
Portfolio Turnover of the High Income Portfolio	31%		62%	80%	118%	88%	83%

†  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee, a reduction in the distribution and service fees, and an allocation of expenses to the Investment Adviser/Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(5)	1.16%
Expenses after custodian fee reduction(5)	1.16%
Net investment income	6.81%
Net investment income per share	$0.711

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the High Income Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.003, decrease net realized and unrealized losses per share by $0.003, and decrease the ratio of net investment income to average net assets from 5.01% to 4.98%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(3)  Amounts represent less than $0.0005 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  Annualized.

See notes to financial statements

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001
Net asset value — Beginning of period	$9.680		$9.700	$9.600	$9.140	$9.550	$9.930
Income (loss) from operations
Net investment income	$0.244		$0.373	$0.275	$0.348	$0.400	$0.664
Net realized and unrealized gain (loss)	0.042		(0.017)	0.102	0.465	(0.407)	(0.382)
Total income (loss) from operations	$0.286		$0.356	$0.377	$0.813	$(0.007)	$0.282
Less distributions
From net investment income	$(0.246)		$(0.377)	$(0.277)	$(0.353)	$(0.403)	$(0.662)
Total distributions	$(0.246)		$(0.377)	$(0.277)	$(0.353)	$(0.403)	$(0.662)
Redemption fees	$0.000	(3)	$0.001	$0.000 (3)	$—	$—	$—
Net asset value — End of period	$9.720		$9.680	$9.700	$9.600	$9.140	$9.550
Total Return(4)	2.99%		3.74%	3.98%	9.05%	(0.13)%	2.86%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$150,555		$163,795	$182,045	$161,457	$165,834	$202,557
Ratios (As a percentage of average daily net assets):
Net expenses(5)	1.80	%(6)	1.80%	1.82%	1.87%	1.90%	1.71%
Net expenses after custodian fee reduction(5)	1.80	%(6)	1.80%	1.82%	1.87%	1.90%	1.71%
Net investment income	5.07	%(6)	3.84%	2.84%	3.71%	4.22%	6.18%
Portfolio Turnover of the Floating Rate Portfolio	24%		57%	67%	64%	76%	52%
Portfolio Turnover of the High Income Portfolio	31%		62%	80%	118%	88%	83%

†  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee, a reduction in the distribution and service fees, and an allocation of expenses to the Investment Adviser/Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(5)	1.92%
Expenses after custodian fee reduction(5)	1.92%
Net investment income	5.97%
Net investment income per share	$0.641

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the High Income Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.003, decrease net realized and unrealized losses per share by $0.003, and decrease the ratio of net investment income to average net assets from 4.25% to 4.22%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(3)  Amounts represent less than $0.0005 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  Annualized.

See notes to financial statements

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001
Net asset value — Beginning of period	$9.680		$9.700	$9.600	$9.140	$9.540	$9.930
Income (loss) from operations
Net investment income	$0.244		$0.374	$0.273	$0.346	$0.401	$0.665
Net realized and unrealized gain (loss)	0.042		(0.018)	0.104	0.467	(0.398)	(0.393)
Total income from operations	$0.286		$0.356	$0.377	$0.813	$0.003	$0.272
Less distributions
From net investment income	$(0.246)		$(0.377)	$(0.277)	$(0.353)	$(0.403)	$(0.662)
Total distributions	$(0.246)		$(0.377)	$(0.277)	$(0.353)	$(0.403)	$(0.662)
Redemption fees	$0.000	(3)	$0.001	$0.000 (3)	$—	$—	$—
Net asset value — End of period	$9.720		$9.680	$9.700	$9.600	$9.140	$9.540
Total Return(4)	2.98%		3.74%	3.98%	9.06%	(0.03)%	2.75%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$476,473		$525,843	$513,459	$303,297	$279,061	$376,884
Ratios (As a percentage of average daily net assets):
Net expenses(5)	1.80	%(6)	1.80%	1.82%	1.87%	1.91%	1.66%
Net expenses after custodian fee reduction(5)	1.80	%(6)	1.80%	1.82%	1.87%	1.91%	1.66%
Net investment income	5.07	%(6)	3.85%	2.83%	3.69%	4.23%	6.35%
Portfolio Turnover of the Floating Rate Portfolio	24%		57%	67%	64%	76%	52%
Portfolio Turnover of the High Income Portfolio	31%		62%	80%	118%	88%	83%

†  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee, and an allocation of expenses to the Investment Adviser/Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(5)	1.89%
Expenses after custodian fee reduction(5)	1.89%
Net investment income	6.12%
Net investment income per share	$0.641

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the High Income Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.003, decrease net realized and unrealized losses per share by $0.003, and decrease the ratio of net investment income to average net assets from 4.26% to 4.23%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(3)  Amounts represent less than $0.0005 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  Annualized.

See notes to financial statements

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001
Net asset value — Beginning of period	$9.690		$9.710	$9.610	$9.150	$9.550	$9.940
Income (loss) from operations
Net investment income	$0.292		$0.474	$0.373	$0.432	$0.500	$0.750
Net realized and unrealized gain (loss)	0.042		(0.020)	0.102	0.476	(0.402)	(0.398)
Total income from operations	$0.334		$0.454	$0.475	$0.908	$0.098	$0.352
Less distributions
From net investment income	$(0.294)		$(0.475)	$(0.375)	$(0.448)	$(0.498)	$(0.742)
Total distributions	$(0.294)		$(0.475)	$(0.375)	$(0.448)	$(0.498)	$(0.742)
Redemption fees	$0.000	(3)	$0.001	$0.000 (3)	$—	$—	$—
Net asset value — End of period	$9.730		$9.690	$9.710	$9.610	$9.150	$9.550
Total Return(4)	3.50%		4.78%	5.02%	10.14%	0.98%	3.58%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$46,435		$37,200	$23,618	$3,355	$1,681	$7,440
Ratios (As a percentage of average daily net assets):
Net expenses(5)	0.80	%(6)	0.80%	0.82%	0.87%	0.94%	0.58%
Net expenses after custodian fee reduction(5)	0.80	%(6)	0.80%	0.82%	0.87%	0.94%	0.58%
Net investment income	6.07	%(6)	4.88%	3.85%	4.59%	5.24%	7.95%
Portfolio Turnover of the Floating Rate Portfolio	24%		57%	67%	64%	76%	52%
Portfolio Turnover of the High Income Portfolio	31%		62%	80%	118%	88%	83%

†  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee/administration fee, a reduction in the distribution and service fees and an allocation of expenses to the Investment Adviser/Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(5)	0.71%
Expenses after custodian fee reduction(5)	0.71%
Net investment income	7.82%
Net investment income per share	$0.738

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the High Income Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.003, decrease net realized and unrealized losses per share by $0.003, and decrease the ratio of net investment income to average net assets from 5.27% to 5.24%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(3)  Amounts represent less than $0.0005 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  Annualized.

See notes to financial statements

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate & High Income Fund (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers five classes of shares. The Advisers Class and Class I shares are generally sold at net asset value per share and assess a redemption fee of 1% for shares redeemed or exchanged within 90 days of purchase. Class A shares are generally sold subject to a sales charge imposed at time of purchase and assess a redemption fee of 1% for shares redeemed or exchanged within 90 days of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in two Portfolios, Floating Rate Portfolio and High Income Portfolio (the Portfolios), New York trusts having the same investment objectives as the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Floating Rate Portfolio and the High Income Portfolio (23.8% and 22.6% at April 30, 2006, respectively). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of the Floating Rate Portfolio (Portfolio), including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. See Note 8 for further information on the results of operations of High Income Portfolio. A copy of the financial statements of High Income Portfolio is available on the EDGAR Database on The Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, D.C. or upon request from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-225-6265.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Floating Rate Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. High Income Portfolio's valuation policies are as follows: investments listed on securities exchanges are valued at closing sale prices. Investments listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. High Income Portfolio also invests in interests in senior floating rate loans (Senior Loans). High Income Portfolio's investment adviser, Boston Management and Research (BMR) a wholly owned subsidiary of Eaton Vance Management (EVM), has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by a pricing service. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Other Senior Loans are valued at fair value by BMR under procedures established by the Trustees as permitted by section 2(a)(41) of the Investment Company Act of 1940.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2005, the Fund, for Federal income tax purposes, had a capital loss carryover of $31,111,429 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2008 ($9,059), October 31, 2009 ($7,397,085), October 31, 2010 ($16,168,986), October 31, 2011 ($2,993,864), October 31, 2012 ($2,290,023) and October 31, 2013 ($2,252,412).

D  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	23,156,202	51,182,623
Issued to shareholders electing to receive payments of distributions in Fund shares	1,578,578	2,135,355
Redemptions	(15,390,234)	(28,816,968)
Net increase	9,344,546	24,501,010
Class A	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	8,772,324	30,010,219
Issued to shareholders electing to receive payments of distributions in Fund shares	1,005,171	1,611,517
Redemptions	(12,947,954)	(27,503,909)
Exchange from Class B shares	146,549	170,680
Net increase (decrease)	(3,023,910)	4,288,507
Class B	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	388,221	1,730,075
Issued to shareholders electing to receive payments of distributions in Fund shares	266,736	444,269
Redemptions	(1,932,454)	(3,832,405)
Exchange to Class A shares	(155,752)	(181,411)
Net decrease	(1,433,249)	(1,839,472)

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class C	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	4,806,322	17,775,075
Issued to shareholders electing to receive payments of distributions in Fund shares	901,849	1,479,069
Redemptions	(11,018,148)	(17,848,184)
Net increase (decrease)	(5,309,977)	1,405,960
Class I	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	1,585,712	3,222,632
Issued to shareholders electing to receive payments of distributions in Fund shares	114,105	154,291
Redemptions	(766,495)	(1,969,142)
Net increase	933,322	1,407,781

Redemptions or exchanges of Advisers Class, Class A and Class I shares made within 90 days of purchase are subject to a redemption fee equal to 1.00% of the amount redeemed. For the six months ended April 30, 2006 the Fund received $70,878 in redemption fees.

4  Transactions with Affiliates

The Fund is authorized to pay Eaton Vance Management, (EVM), a fee as compensation for administrative services necessary to conduct the Fund's business. The fee is computed at the annual rate of 0.15% (annualized) of the Fund's average daily net assets. For the six months ended April 30, 2006, the fee amounted to $1,417,006. The Portfolios have engaged Boston Management and Research, (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of each of the Portfolio's Notes to Financial Statements. Except as to Trustees of the Fund and the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended April 30, 2006, EVM earned $30,297 in sub-transfer agent fees. Certain officers and Trustees of the Fund and of the Portfolios are officers of the above organizations. The Fund was informed that EVD, a subsidiary of EVM and the Fund's principal underwriter, received $19,883 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2006.

5  Distribution Plans

The Fund has in effect a distribution plan pursuant to Rule 12b-1 for the Advisers Class shares and Class A shares. The Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% (annualized) of the Fund's average daily net assets attributable to Advisers Class shares and Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2006 amounted to $922,851 and $572,823 for Advisers Class shares and Class A shares, respectively. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $583,765 and $1,858,241 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2006, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At April 30, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $7,806,000 and $48,752,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2006 amounted to $194,589, and $619,414, for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based on the lower of the net asset value at the date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second years of redemption after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Class' Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund has been informed that EVD received approximately $6,000, $265,000, and $94,000 of CDSC paid by shareholders of Class A, Class B, and Class C shares, respectively, for the six months ended April 30, 2006.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Floating Rate Portfolio for the six months ended April 30, 2006, aggregated $55,919,672 and $116,838,089, respectively. Increases and decreases in the Fund's investment in the High Income Portfolio for the six months ended April 30, 2006, aggregated $9,466,344 and $20,216,653, respectively.

8  Investment in Portfolios

For the six months ended April 30, 2006, the Fund was allocated net investment income and realized and unrealized gain (loss) from the Portfolios as follows:

	Floating Rate Portfolio	High Income Portfolio	Total
Dividend income	$788	$90,321	$91,109
Interest income	54,212,510	10,282,662	64,495,172
Miscellaneous income	—	290,002	290,002
Expenses	(4,505,636)	(710,378)	(5,216,014)
Net investment income	$49,707,662	$9,952,607	$59,660,269
Net realized gain (loss) —
Investments (identified cost basis)	$(744,578)	$3,085,441	$2,340,863
Swap contracts	175,163	84,495	259,658
Foreign currency, and forward foreign currency exchange contracts	(1,984,761)	4,759	(1,980,002)
Net realized gain (loss) on investments	$(2,554,176)	$3,174,695	$620,519
Change in unrealized appreciation (depreciation)
Investment transactions	$8,873,206	$2,150,125	$11,023,331
Swap contracts	192,690	(55,218)	137,472
Foreign currency, and forward foreign currency exchange contracts	(3,313,700)	(21,268)	(3,334,968)
Net change in unrealized appreciation (depreciation)	$5,752,196	$2,073,639	$7,825,835

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating Rate Interests — 98.5%(1)
Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 2.1%
Alliant Techsystems, Inc.
$3,969,000	Term Loan, 5.81%, Maturing March 31, 2009	EUR	3,983,058
AWAS Capital, Inc.
21,325,000	Term Loan, 6.75%, Maturing March 22, 2013		21,165,062
CACI International, Inc.
9,241,425	Term Loan, 6.25%, Maturing May 3, 2011		9,335,761
Delta Air Lines, Inc.
9,900,000	Term Loan, 7.26%, Maturing March 16, 2008		10,087,397
8,800,000	Term Loan, 11.01%, Maturing March 16, 2008		9,051,425
DRS Technologies, Inc.
7,250,000	Term Loan, 6.45%, Maturing January 31, 2013		7,323,631
Hexcel Corp.
10,960,222	Term Loan, 6.73%, Maturing March 1, 2012		11,078,954
IAP Worldwide Services, Inc.
7,880,250	Term Loan, 8.00%, Maturing December 30, 2012		7,988,603
K&F Industries, Inc.
9,597,675	Term Loan, 7.17%, Maturing November 18, 2012		9,734,145
Mid-Western Aircraft Systems, Inc.
6,332,150	Term Loan, 7.32%, Maturing December 31, 2011		6,441,975
Standard Aero Holdings, Inc.
8,670,698	Term Loan, 7.08%, Maturing August 24, 2012		8,670,698
Transdigm, Inc.
16,547,803	Term Loan, 7.15%, Maturing July 22, 2010		16,788,259
Vought Aircraft Industries, Inc.
4,000,000	Term Loan, 7.33%, Maturing December 22, 2010		4,055,000
7,584,706	Term Loan, 7.50%, Maturing December 22, 2011		7,664,110
Wam Aquisition, S.A.
4,714,710	Term Loan, 7.73%, Maturing April 8, 2013		4,780,127
4,714,710	Term Loan, 8.23%, Maturing April 8, 2014		4,802,602
Wyle Laboratories, Inc.
4,469,850	Term Loan, 7.44%, Maturing January 28, 2011		4,542,485
			$147,493,292
Air Transport — 0.2%
United Airlines, Inc.
$10,062,500	Term Loan, 8.63%, Maturing February 1, 2012		$10,223,500
1,437,500	Term Loan, 8.75%, Maturing February 1, 2012		1,460,500
			$11,684,000

Principal Amount	Borrower/Tranche Description	Value
Automotive — 4.2%
AA Acquisitions Co., Ltd.
$3,000,000	Term Loan, 7.12%, Maturing June 25, 2012	GBP	5,544,183
3,000,000	Term Loan, 7.62%, Maturing June 25, 2013	GBP	5,568,144
Accuride Corp.
14,101,019	Term Loan, 7.19%, Maturing January 31, 2012		14,294,908
Affina Group, Inc.
5,395,056	Term Loan, 8.13%, Maturing November 30, 2011		5,356,282
Collins & Aikman Products Co.
4,723,070	Term Loan, 11.25%, Maturing August 31, 2011		4,632,826
CSA Acquisition Corp.
4,674,994	Term Loan, 7.50%, Maturing December 23, 2011		4,701,291
3,970,408	Term Loan, 7.50%, Maturing December 23, 2011		3,992,742
3,740,625	Term Loan, 7.50%, Maturing December 23, 2012		3,766,342
Dana Corp.
7,950,000	DIP Loan, 7.22%, Maturing April 13, 2008		8,022,051
Dayco Products, LLC
12,508,566	Term Loan, 7.97%, Maturing June 23, 2011		12,680,559
Dura Operating Corp.
2,500,000	Revolving Loan, 0.00%, Maturing May 3, 2011(2)		2,462,500
4,718,000	Term Loan, 8.61%, Maturing May 3, 2011		4,773,045
Exide Technologies, Inc.
3,675,903	Term Loan, 11.25%, Maturing May 5, 2010		3,727,979
4,995,615	Term Loan, 11.25%, Maturing May 5, 2010		5,066,388
Federal-Mogul Corp.
4,995,670	Revolving Loan, 6.51%, Maturing December 9, 2006(2)		4,890,761
9,650,000	DIP Loan, 6.81%, Maturing December 9, 2006		9,681,662
4,108,827	Term Loan, 7.25%, Maturing December 9, 2006		4,043,772
6,000,000	Term Loan, 7.50%, Maturing December 9, 2006		5,921,250
12,795,732	Revolving Loan, 8.32%, Maturing December 9, 2006(2)		12,835,719
5,137,364	Term Loan, 8.75%, Maturing December 9, 2006		5,163,050
Goodyear Tire & Rubber Co.
13,000,000	Revolving Loan, 0.00%, Maturing April 30, 2010(2)		12,937,704
5,890,000	Term Loan, 4.73%, Maturing April 30, 2010		5,949,954
19,720,000	Term Loan, 7.95%, Maturing April 30, 2010		20,021,972
1,000,000	Term Loan, 8.70%, Maturing March 1, 2011		1,016,042
HLI Operating Co., Inc.
7,830,181	Term Loan, 8.36%, Maturing June 3, 2009		7,884,710
Insurance Auto Auctions, Inc.
2,458,060	Term Loan, 7.40%, Maturing May 19, 2012		2,490,322
Key Automotive Group
5,053,923	Term Loan, 7.82%, Maturing June 29, 2010		5,104,462
Keystone Automotive Operations, Inc.
10,980,417	Term Loan, 7.18%, Maturing October 30, 2009		11,014,730
Plastech Engineered Products, Inc.
2,377,288	Term Loan, 9.28%, Maturing March 31, 2010		2,253,966

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Automotive (continued)
R.J. Tower Corp.
$12,000,000	DIP Revolving Loan, 5.62%, Maturing February 2, 2007(2)		$11,970,000
1,000,000	DIP Revolving Loan, 8.25%, Maturing February 2, 2007		1,019,643
Speedy 1, Ltd.
1,978,627	Term Loan, 5.17%, Maturing August 31, 2013	EUR	2,529,452
1,978,627	Term Loan, 5.67%, Maturing August 31, 2014	EUR	2,541,602
Tenneco Automotive, Inc.
11,860,733	Term Loan, 6.77%, Maturing December 12, 2009		12,044,574
4,505,755	Term Loan, 6.83%, Maturing December 12, 2010		4,575,594
The Goodyear Dunlop Tires
990,000	Term Loan, 5.20%, Maturing April 30, 2010	EUR	1,254,224
TI Automotive, Ltd.
7,547,855	Term Loan, 7.94%, Maturing June 30, 2011		7,434,637
Trimas Corp.
7,530,897	Term Loan, 8.87%, Maturing December 31, 2009		7,662,688
TRW Automotive, Inc.
13,923,750	Term Loan, 6.00%, Maturing October 31, 2010		14,000,331
20,998,620	Term Loan, 6.25%, Maturing June 30, 2012		21,080,283
United Components, Inc.
7,108,157	Term Loan, 7.22%, Maturing June 30, 2010		7,165,911
Visteon Corp.
3,600,000	Term Loan, 9.18%, Maturing June 20, 2007		3,649,950
			$292,728,205
Beverage and Tobacco — 1.2%
Alliance One International, Inc.
$5,494,500	Term Loan, 8.48%, Maturing May 13, 2010		$5,556,313
Constellation Brands, Inc.
30,902,710	Term Loan, 6.36%, Maturing November 30, 2011		31,167,330
Culligan International Co.
7,573,500	Term Loan, 7.40%, Maturing September 30, 2011		7,691,836
National Dairy Holdings, L.P.
10,375,250	Term Loan, 7.00%, Maturing March 15, 2012		10,433,611
National Distribution Co.
5,380,000	Term Loan, 11.50%, Maturing June 22, 2010		5,393,450
Southern Wine & Spirits of America, Inc.
23,332,534	Term Loan, 6.48%, Maturing June 1, 2012		23,576,802
Sunny Delight Beverages Co.
1,811,640	Term Loan, 9.22%, Maturing August 20, 2010		1,804,846
			$85,624,188

Principal Amount	Borrower/Tranche Description	Value
Building and Development — 7.7%
401 North Wabash Venture, LLC
$9,498,461	Term Loan, 0.00%, Maturing May 7, 2008(2)		$9,593,445
AP-Newkirk Holdings, LLC
13,295,459	Term Loan, 7.43%, Maturing December 21, 2007		13,401,411
Biomed Realty, L.P.
21,175,000	Term Loan, 7.08%, Maturing May 31, 2010		21,227,937
Capital Automotive REIT
9,549,528	Term Loan, 6.58%, Maturing December 16, 2010		9,639,055
Contech Construstion Products
6,000,000	Term Loan, 6.93%, Maturing January 13, 2013		6,082,500
DMB / CH II, LLC
2,250,000	Term Loan, 7.33%, Maturing September 9, 2009		2,255,625
Empire Hawkeye Partners, L.P.
12,000,000	Term Loan, 4.75%, Maturing December 1, 2009(2)		12,015,000
Epco / Fantome, LLC
10,750,000	Term Loan, 8.00%, Maturing November 23, 2010		10,776,875
Formica Corp.
2,517,412	Term Loan, 5.75%, Maturing March 15, 2013	EUR	3,190,877
5,500,000	Term Loan, 7.96%, Maturing March 15, 2013		5,549,846
FT-FIN Acquisition, LLC
7,085,337	Term Loan, 9.19%, Maturing November 17, 2007		7,103,051
Gables GP, Inc.
5,835,316	Term Loan, 6.59%, Maturing September 30, 2006		5,863,448
General Growth Properties, Inc.
28,500,000	Term Loan, 6.20%, Maturing February 24, 2011		28,464,375
Hearthstone Housing Partners II, LLC
30,000,000	Revolving Loan, 4.10%, Maturing December 1, 2007(2)		29,925,000
Hovstone Holdings, LLC
8,520,000	Term Loan, 7.23%, Maturing February 28, 2009		8,541,300
Kyle Acquisition Group, LLC
86,795	Term Loan, 7.00%, Maturing July 20, 2008		87,663
3,268,843	Term Loan, 7.00%, Maturing July 20, 2010		3,301,531
Landsource Communities, LLC
18,000,000	Term Loan, 7.38%, Maturing March 31, 2010		18,101,250
LNR Property Corp.
29,299,931	Term Loan, 7.83%, Maturing February 3, 2008		29,572,332
LNR Property Holdings
5,125,680	Term Loan, 9.33%, Maturing March 3, 2008		5,189,751
MAAX Corp.
6,653,656	Term Loan, 7.95%, Maturing June 4, 2011		6,620,387
Mattamy Funding Partnership
3,650,000	Term Loan, 9.00%, Maturing April 11, 2013		3,650,000
Mueller Group, Inc.
17,536,875	Term Loan, 7.26%, Maturing October 3, 2012		17,795,228

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Building and Development (continued)
NCI Building Systems, Inc.
$13,719,468	Term Loan, 6.71%, Maturing June 18, 2010	$13,809,509
Newkirk Master, L.P.
22,967,102	Term Loan, 6.58%, Maturing August 11, 2008	23,150,127
Nortek, Inc.
21,216,888	Term Loan, 6.70%, Maturing August 27, 2011	21,412,486
Panolam Industries Holdings, Inc.
5,001,122	Term Loan, 7.73%, Maturing September 30, 2012	5,076,139
Ply Gem Industries, Inc.
767,188	Term Loan, 7.21%, Maturing August 15, 2011	774,859
11,507,813	Term Loan, 7.21%, Maturing August 15, 2011	11,622,891
Shea Capital I, LLC
1,625,000	Term Loan, 6.69%, Maturing October 27, 2011	1,616,875
South Edge, LLC
4,261,607	Term Loan, 6.81%, Maturing October 31, 2007	4,283,802
8,794,643	Term Loan, 7.06%, Maturing October 31, 2009	8,867,929
St. Mary's Cement, Inc.
16,056,278	Term Loan, 6.98%, Maturing December 4, 2010	16,307,158
Stile Acquisition Corp.
19,755,159	Term Loan, 7.11%, Maturing April 6, 2013	19,644,037
Stile U.S. Acquisition Corp.
19,785,441	Term Loan, 7.11%, Maturing April 6, 2013	19,674,148
Sugarloaf Mills, L.P.
12,000,000	Term Loan, 5.75%, Maturing April 7, 2007	12,060,000
5,975,000	Term Loan, 7.85%, Maturing April 7, 2007	5,975,000
Sunstone Hotel Partnership, LLC
10,000,000	Revolving Loan, 0.00%, Maturing October 26, 2007(2)	9,900,000
TE / Tousa Senior, LLC
3,000,000	Revolving Loan, 6.55%, Maturing July 29, 2008(2)	2,996,250
7,350,000	Term Loan, 7.75%, Maturing July 29, 2008	7,432,687
The Woodlands Community Property Co.
9,847,696	Term Loan, 7.24%, Maturing November 30, 2007	9,921,553
4,013,313	Term Loan, 9.24%, Maturing November 30, 2007	4,073,512
Tousa / Kolter, LLC
12,620,000	Term Loan, 6.27%, Maturing January 7, 2008(2)	12,683,100
TRU 2005 RE Holding Co.
29,325,000	Term Loan, 7.83%, Maturing December 9, 2008	29,375,410
Trustreet Properties, Inc.
10,050,000	Term Loan, 6.83%, Maturing April 8, 2010	10,156,781
United Subcontractors, Inc.
5,925,000	Term Loan, 11.95%, Maturing June 27, 2013	5,939,812
WCI Communities, Inc.
28,625,000	Term Loan, 6.83%, Maturing December 23, 2010	28,696,562
		$543,398,514

Principal Amount	Borrower/Tranche Description	Value
Business Equipment and Services — 4.2%
Acco Brands Corp.
$5,029,693	Term Loan, 6.67%, Maturing August 17, 2012		$5,076,847
Affinion Group, Inc.
15,351,163	Term Loan, 7.50%, Maturing October 17, 2012		15,418,324
Allied Security Holdings, LLC
7,744,390	Term Loan, 8.86%, Maturing June 30, 2010		7,802,473
Audatex North America, Inc.
2,000,000	Term Loan, 5.06%, Maturing April 13, 2013	EUR	2,558,664
Baker & Taylor, Inc.
10,800,000	Revolving Loan, 5.20%, Maturing May 6, 2011(2)		10,746,000
4,650,000	Term Loan, 11.84%, Maturing May 6, 2011		4,696,500
Buhrmann US, Inc.
994,937	Term Loan, 4.45%, Maturing December 23, 2010	EUR	1,270,504
10,833,531	Term Loan, 6.56%, Maturing December 31, 2010		10,968,950
DynCorp International, LLC
8,053,650	Term Loan, 7.63%, Maturing February 11, 2011		8,164,388
Gate Gourmet Borrower, LLC
444,444	Term Loan, 7.00%, Maturing March 9, 2012		450,556
3,555,556	Term Loan, 7.64%, Maturing March 9, 2012		3,604,444
8,167,226	Term Loan, 5.47%, Maturing March 9, 2013	EUR	10,365,006
Global Imaging Systems, Inc.
8,521,332	Term Loan, 6.38%, Maturing May 10, 2010		8,582,583
Info USA, Inc.
4,438,875	Term Loan, 6.75%, Maturing February 14, 2012		4,466,618
Iron Mountain, Inc.
19,816,068	Term Loan, 6.56%, Maturing April 2, 2011		20,010,107
25,181,250	Term Loan, 6.66%, Maturing April 2, 2011		25,406,824
Language Line, Inc.
11,509,316	Term Loan, 9.35%, Maturing June 11, 2011		11,570,465
Mitchell International, Inc.
4,943,468	Term Loan, 6.98%, Maturing August 15, 2011		5,002,172
Protection One, Inc.
7,146,262	Term Loan, 7.36%, Maturing April 18, 2011		7,206,562
RGIS Holdings, LLC
8,279,250	Term Loan, 7.48%, Maturing February 15, 2013		8,310,297
Serena Software, Inc.
4,400,000	Term Loan, 7.41%, Maturing March 10, 2013		4,460,958
SS&C Technologies, Inc.
437,613	Term Loan, 7.48%, Maturing November 23, 2012		443,813
5,148,387	Term Loan, 7.48%, Maturing November 23, 2012		5,221,324
Sungard Data Systems, Inc.
88,674,913	Term Loan, 7.22%, Maturing February 11, 2013		89,807,114
Transaction Network Services, Inc.
5,448,918	Term Loan, 6.64%, Maturing May 4, 2012		5,476,162

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Business Equipment and Services (continued)
US Investigations Services, Inc.
$5,031,652	Term Loan, 7.43%, Maturing October 14, 2012		$5,110,271
3,857,377	Term Loan, 7.43%, Maturing October 14, 2013		3,915,238
Western Inventory Services
1,708,800	Term Loan, 7.97%, Maturing March 31, 2011		1,723,752
1,498,948	Term Loan, 7.98%, Maturing March 31, 2011		1,512,064
1,000,000	Term Loan, 11.75%, Maturing October 14, 2011		1,007,500
Williams Scotsman, Inc.
5,250,000	Term Loan, 7.13%, Maturing June 28, 2010		5,299,219
			$295,655,699
Cable and Satellite Television — 3.6%
Adelphia Communications Corp.
$21,319,834	DIP Loan, 6.94%, Maturing March 31, 2006		$21,426,433
Atlantic Broadband Finance, LLC
9,948,328	Term Loan, 7.62%, Maturing September 1, 2011		10,116,206
Bragg Communications, Inc.
7,608,397	Term Loan, 6.81%, Maturing August 31, 2011		7,717,767
Bresnan Broadband Holdings, LLC
11,650,000	Term Loan, 6.92%, Maturing March 29, 2014		11,812,611
Cablecom Luxembourg SCA
12,500,000	Term Loan, 4.05%, Maturing September 28, 2012	CHF	10,145,106
Canadian Cable Acquisition Co., Inc.
2,288,500	Term Loan, 9.75%, Maturing July 27, 2011		2,318,537
6,584,725	Term Loan, 7.96%, Maturing July 30, 2011		6,671,150
Cebridge Connections, Inc.
5,194,000	Term Loan, 8.00%, Maturing February 23, 2009		5,219,970
994,924	Term Loan, 10.95%, Maturing February 23, 2010		1,034,721
CSC Holdings, Inc.
5,000,000	Term Loan, 6.14%, Maturing March 29, 2012		5,015,970
21,975,000	Term Loan, 6.66%, Maturing March 29, 2013		22,096,302
Eno (Altice One)
3,100,000	Term Loan, 5.17%, Maturing December 31, 2013	EUR	3,923,741
3,100,000	Term Loan, 5.67%, Maturing December 31, 2014	EUR	3,938,595
Escaline S.A.R.L. (Ewt)
2,000,000	Term Loan, 5.53%, Maturing March 17, 2014	EUR	2,552,681
2,000,000	Term Loan, 6.03%, Maturing March 17, 2015	EUR	2,565,277
Insight Midwest Holdings, LLC
23,865,736	Term Loan, 7.00%, Maturing December 31, 2009		24,170,835
Kabel Deutschland GmbH
4,555,169	Term Loan, 4.89%, Maturing March 29, 2011	EUR	5,743,817
Liberty Cablevision of Puerto Rico, Ltd.
2,900,000	Term Loan, 7.09%, Maturing March 1, 2013		2,927,187

Principal Amount	Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
MCC Iowa, LLC
$2,249,188	Term Loan, 6.01%, Maturing March 31, 2010		$2,248,785
9,823,287	Term Loan, 6.79%, Maturing February 3, 2014		9,890,056
Mediacom Illinois, LLC
2,000,000	Term Loan, 6.51%, Maturing September 30, 2012		1,999,822
16,244,375	Term Loan, 7.01%, Maturing March 31, 2013		16,358,589
PKS Media (Netherlands) B.V.
4,000,000	Term Loan, 5.14%, Maturing October 5, 2013	EUR	5,113,151
4,000,000	Term Loan, 5.64%, Maturing October 5, 2014	EUR	5,137,271
San Juan Cable, LLC
997,500	Term Loan, 6.84%, Maturing October 31, 2012		1,011,216
UGS Corp.
24,450,322	Term Loan, 7.00%, Maturing March 31, 2012		24,776,318
UPC Broadband Holdings B.V.
1,000,000	Term Loan, 5.14%, Maturing April 1, 2010	EUR	1,262,799
7,000,000	Term Loan, 5.13%, Maturing September 30, 2012	EUR	8,839,594
13,090,000	Term Loan, 7.33%, Maturing September 30, 2012		13,174,535
YPSO France S.A.S
10,300,000	Term Loan, 5.17%, Maturing December 16, 2013	EUR	13,072,520
			$252,281,562
Chemicals and Plastics — 6.0%
Basell Af S.A.R.L.
$961,538	Term Loan, 5.23%, Maturing August 1, 2013	EUR	1,228,632
538,462	Term Loan, 5.30%, Maturing August 1, 2013	EUR	688,034
833,333	Term Loan, 7.31%, Maturing August 1, 2013		847,917
166,667	Term Loan, 7.31%, Maturing August 1, 2013		169,583
961,538	Term Loan, 5.77%, Maturing August 1, 2014	EUR	1,234,044
538,462	Term Loan, 5.81%, Maturing August 1, 2014	EUR	691,065
833,333	Term Loan, 8.00%, Maturing August 1, 2014		847,917
166,667	Term Loan, 8.00%, Maturing August 1, 2014		169,583
Brenntag Holding GmbH and Co. KG
5,294,118	Term Loan, 5.45%, Maturing December 23, 2013	EUR	6,768,766
1,963,636	Term Loan, 7.44%, Maturing December 23, 2013		1,995,545
8,036,364	Term Loan, 7.44%, Maturing December 23, 2013		8,168,964
1,242,193	Term Loan, 5.70%, Maturing December 23, 2014	EUR	1,593,806
963,689	Term Loan, 5.70%, Maturing December 23, 2014	EUR	1,253,038
Celanese Holdings, LLC
25,133,945	Term Loan, 6.98%, Maturing April 6, 2011(2)		25,539,230
7,250,000	Term Loan, 4.84%, Maturing June 4, 2011		7,391,977
Columbian Chemicals Acquisition
4,700,000	Term Loan, 6.69%, Maturing March 16, 2013		4,732,312
Conmed Corp.
8,150,000	Term Loan, 6.68%, Maturing April 13, 2013		8,244,238

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Covalence Specialty Materials
$4,201,429	Term Loan, 6.69%, Maturing February 16, 2013		$4,247,384
Gentek, Inc.
5,170,607	Term Loan, 7.06%, Maturing February 25, 2011		5,208,580
Hercules, Inc.
8,458,108	Term Loan, 6.53%, Maturing October 8, 2010		8,546,656
Hexion Specialty Chemicals, Inc.
3,574,185	Term Loan, 4.73%, Maturing May 31, 2012		3,584,611
6,327,684	Term Loan, 7.50%, Maturing May 31, 2012		6,346,141
10,095,843	Term Loan, 7.50%, Maturing May 31, 2012		10,125,293
Huntsman, LLC
3,736,000	Term Loan, 4.64%, Maturing August 16, 2012	EUR	4,729,583
38,710,614	Term Loan, 6.68%, Maturing August 16, 2012		38,976,750
Ineos Group
2,549,356	Term Loan, 5.41%, Maturing December 14, 2011	EUR	3,247,225
450,644	Term Loan, 5.41%, Maturing December 14, 2011	EUR	574,004
2,549,356	Term Loan, 5.91%, Maturing December 14, 2011	EUR	3,262,077
450,644	Term Loan, 5.91%, Maturing December 14, 2011	EUR	576,630
7,050,000	Term Loan, 7.34%, Maturing December 14, 2012		7,131,075
6,525,000	Term Loan, 7.34%, Maturing December 14, 2013		6,624,924
6,525,000	Term Loan, 7.84%, Maturing December 14, 2014		6,624,924
Innophos, Inc.
11,999,792	Term Loan, 7.23%, Maturing August 13, 2010(2)		12,174,785
Invista B.V.
3,790,500	Term Loan, 6.50%, Maturing April 30, 2010		3,799,976
10,869,851	Term Loan, 6.75%, Maturing April 29, 2011		10,983,082
6,409,550	Term Loan, 6.75%, Maturing April 29, 2011		6,476,318
ISP Chemo, Inc.
16,900,000	Term Loan, 6.50%, Maturing February 16, 2013		17,055,801
Kraton Polymer
10,651,130	Term Loan, 7.49%, Maturing December 23, 2010		10,677,758
Mosaic Co.
11,974,050	Term Loan, 6.19%, Maturing February 21, 2012		12,095,287
Nalco Co.
32,998,198	Term Loan, 6.57%, Maturing November 4, 2010		33,415,262
PQ Corp.
8,410,050	Term Loan, 7.00%, Maturing February 11, 2012		8,537,950
Professional Paint, Inc.
3,020,117	Term Loan, 7.76%, Maturing September 30, 2011		3,046,543
Propex Fabrics, Inc.
6,857,644	Term Loan, 7.00%, Maturing July 31, 2012		6,909,077
Rockwood Specialties Group, Inc.
3,194,404	Term Loan, 5.07%, Maturing July 30, 2011	EUR	4,026,973
25,665,750	Term Loan, 7.13%, Maturing December 10, 2012		26,022,658

Principal Amount	Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Sigmakalon (BC) Holdco B.V.
$190,335	Term Loan, 5.52%, Maturing September 9, 2013	EUR	241,571
3,114,528	Term Loan, 5.52%, Maturing September 9, 2013	EUR	3,952,934
5,695,137	Term Loan, 5.52%, Maturing September 9, 2013	EUR	7,228,222
1,915,904	Term Loan, 6.02%, Maturing September 9, 2014	EUR	2,442,631
513,769	Term Loan, 6.02%, Maturing September 9, 2014	EUR	648,787
469,112	Term Loan, 6.02%, Maturing September 9, 2014	EUR	598,081
5,825,801	Term Loan, 6.02%, Maturing September 9, 2014	EUR	7,427,449
183,030	Term Loan, 7.87%, Maturing September 9, 2014	GBP	333,517
Solo Cup Co.
19,619,740	Term Loan, 7.53%, Maturing February 27, 2011		19,846,603
4,150,000	Term Loan, 11.25%, Maturing March 31, 2012		4,245,969
Solutia, Inc.
5,550,000	DIP Loan, 8.33%, Maturing March 31, 2007		5,602,031
TPG Spring UK, Ltd.
8,713,441	Term Loan, 5.49%, Maturing June 27, 2013	EUR	10,983,207
8,713,441	Term Loan, 5.99%, Maturing June 27, 2013	EUR	11,030,766
Wavin Holdings B.V.
1,850,000	Term Loan, 5.30%, Maturing September 9, 2013	EUR	2,351,326
1,850,000	Term Loan, 5.80%, Maturing September 9, 2014	EUR	2,359,351
Wellman, Inc.
6,250,000	Term Loan, 8.68%, Maturing February 10, 2009		6,343,750
			$422,228,173
Clothing / Textiles — 0.2%
St. John Knits International, Inc.
$4,532,063	Term Loan, 7.25%, Maturing March 23, 2012		$4,588,714
The William Carter Co.
5,333,382	Term Loan, 6.70%, Maturing July 14, 2012		5,388,940
Warnaco, Inc.
5,425,000	Term Loan, 6.41%, Maturing January 31, 2013		5,445,344
			$15,422,998
Conglomerates — 2.4%
Blount, Inc.
$3,619,937	Term Loan, 6.66%, Maturing August 9, 2010		$3,656,136
Bushnell Performance Optics
746,337	Term Loan, 8.00%, Maturing August 19, 2011		754,267
Euramax International, Inc.
4,617,639	Term Loan, 7.69%, Maturing June 28, 2012		4,684,017
937,321	Term Loan, 7.58%, Maturing June 29, 2012	GBP	1,698,044
Goodman Global Holdings, Inc.
9,346,050	Term Loan, 6.63%, Maturing December 23, 2011		9,433,669

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Conglomerates (continued)
ISS Holdings A/S
$6,510,926	Term Loan, 5.33%, Maturing December 31, 2013	EUR	8,342,454
5,068,562	Term Loan, 7.21%, Maturing December 31, 2013	GBP	9,339,549
Jarden Corp.
8,193,053	Term Loan, 6.74%, Maturing January 24, 2012		8,252,453
20,127,228	Term Loan, 6.99%, Maturing January 24, 2012		20,348,265
Johnson Diversey, Inc.
2,500,000	Term Loan, 2.00%, Maturing December 16, 2010(2)		2,511,980
24,601,653	Term Loan, 7.21%, Maturing December 16, 2011		24,991,172
Platinum 100, Ltd.
2,000,000	Term Loan, 7.43%, Maturing January 15, 2013	GBP	3,658,628
2,000,000	Term Loan, 7.93%, Maturing January 15, 2014	GBP	3,671,653
Polymer Group, Inc.
3,000,000	Revolving Loan, 5.10%, Maturing November 22, 2010(2)		2,925,000
17,705,625	Term Loan, 7.21%, Maturing November 22, 2012		18,000,725
PP Acquisition Corp.
18,538,819	Term Loan, 7.98%, Maturing November 12, 2011		18,770,554
Rexnord Corp.
14,727,385	Term Loan, 7.11%, Maturing December 31, 2011		14,908,414
Roper Industries, Inc.
9,502,498	Term Loan, 5.89%, Maturing December 13, 2009		9,538,132
Walter Industries, Inc.
2,733,498	Term Loan, 6.89%, Maturing October 3, 2012		2,768,948
			$168,254,060
Containers and Glass Products — 4.2%
Berry Plastics Corp.
$28,602,476	Term Loan, 6.84%, Maturing December 2, 2011		$28,900,428
BWAY Corp.
7,103,674	Term Loan, 6.81%, Maturing June 30, 2011		7,205,790
Consolidated Container Holding
5,526,563	Term Loan, 8.37%, Maturing December 15, 2008		5,557,649
Crown Americas, Inc.
4,500,000	Term Loan, 4.12%, Maturing November 15, 2012	EUR	5,666,656
3,450,000	Term Loan, 6.44%, Maturing November 15, 2012		3,470,486
Dr. Pepper/Seven Up Bottling
24,626,684	Term Loan, 6.93%, Maturing December 19, 2010		24,836,011
Graham Packaging Holdings Co.
32,345,762	Term Loan, 7.11%, Maturing October 7, 2011		32,753,448
2,725,000	Term Loan, 7.38%, Maturing October 7, 2011		2,759,346
1,071,429	Term Loan, 9.25%, Maturing April 7, 2012		1,098,884
Graphic Packaging International, Inc.
10,500,000	Revolving Loan, 2.53%, Maturing August 8, 2007(2)		10,198,125
37,397,298	Term Loan, 7.44%, Maturing August 8, 2010		38,011,698

Principal Amount	Borrower/Tranche Description	Value
Containers and Glass Products (continued)
IPG (US), Inc.
$10,391,751	Term Loan, 7.16%, Maturing July 28, 2011		$10,543,294
JSG Acquisitions
17,250,000	Term Loan, 5.22%, Maturing December 31, 2014	EUR	22,082,058
17,250,000	Term Loan, 5.72%, Maturing December 31, 2014	EUR	22,082,058
Kranson Industries, Inc.
3,867,948	Term Loan, 7.73%, Maturing July 30, 2011		3,906,628
Owens-Illinois, Inc.
5,000,000	Revolving Loan, 0.00%, Maturing April 1, 2007(2)		4,993,750
3,772,178	Term Loan, 6.61%, Maturing April 1, 2007		3,781,608
6,619,164	Term Loan, 4.41%, Maturing April 1, 2008	EUR	8,369,097
4,073,548	Term Loan, 6.71%, Maturing April 1, 2008		4,088,824
725,064	Term Loan, 6.78%, Maturing April 1, 2008		727,783
Picnal Acquisition, Inc.
1,708,273	Term Loan, 7.37%, Maturing June 30, 2011	GBP	3,101,705
199,727	Term Loan, 7.37%, Maturing June 30, 2011	GBP	362,807
1,991,413	Term Loan, 7.87%, Maturing June 30, 2012	GBP	3,626,027
265,366	Term Loan, 7.87%, Maturing June 30, 2012	GBP	483,247
Pregis Corp.
2,686,500	Term Loan, 7.23%, Maturing October 12, 2011		2,710,007
Smurfit-Stone Container Corp.
3,225,483	Term Loan, 4.73%, Maturing November 1, 2010		3,272,456
4,623,444	Term Loan, 7.13%, Maturing November 1, 2011		4,689,906
10,596,085	Term Loan, 7.13%, Maturing November 1, 2011		10,748,404
25,416,615	Term Loan, 7.19%, Maturing November 1, 2011		25,781,979
			$295,810,159
Cosmetics / Toiletries — 0.4%
American Safety Razor Co.
$4,278,336	Term Loan, 7.56%, Maturing February 28, 2012		$4,321,119
Prestige Brands, Inc.
15,671,902	Term Loan, 6.89%, Maturing April 6, 2011		15,884,131
Revlon Consumer Products Corp.
6,837,500	Term Loan, 10.85%, Maturing July 9, 2010		7,025,531
			$27,230,781
Drugs — 0.5%
Warner Chilcott Corp.
$153,535	Term Loan, 7.19%, Maturing June 30, 2006		$154,854
767,621	Term Loan, 7.40%, Maturing January 12, 2012		774,218
23,281,007	Term Loan, 7.39%, Maturing January 18, 2012		23,472,237
4,333,730	Term Loan, 7.61%, Maturing January 18, 2012		4,369,327
9,381,149	Term Loan, 7.61%, Maturing January 18, 2012		9,458,205
			$38,228,841

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Ecological Services and Equipment — 1.7%
Alderwoods Group, Inc.
$4,606,142	Term Loan, 6.85%, Maturing September 29, 2009		$4,647,887
Allied Waste Industries, Inc.
9,204,558	Term Loan, 4.88%, Maturing January 15, 2012		9,246,917
25,429,244	Term Loan, 6.76%, Maturing January 15, 2012		25,556,390
AVR Acquisitions B.V.
3,500,000	Term Loan, 5.14%, Maturing March 31, 2014	EUR	4,495,112
3,500,000	Term Loan, 4.89%, Maturing March 31, 2015	EUR	4,476,745
Envirocare of Utah, LLC
11,778,060	Term Loan, 7.85%, Maturing April 15, 2010		11,927,736
Environmental Systems, Inc.
6,015,645	Term Loan, 8.48%, Maturing December 12, 2008		6,053,243
1,000,000	Term Loan, 14.95%, Maturing December 12, 2010		1,025,000
IESI Corp.
9,267,647	Term Loan, 6.76%, Maturing January 20, 2012		9,386,393
Sensus Metering Systems, Inc.
3,000,000	Revolving Loan, 0.00%, Maturing December 17, 2009(2)		2,865,000
1,112,222	Term Loan, 7.35%, Maturing December 17, 2010		1,124,734
8,373,292	Term Loan, 7.43%, Maturing December 17, 2010		8,467,492
Sulo GmbH
7,250,000	Term Loan, 5.49%, Maturing January 19, 2014	EUR	9,256,609
7,250,000	Term Loan, 5.99%, Maturing January 19, 2015	EUR	9,297,705
Synagro Technologies, Inc.
1,172,857	Term Loan, 7.32%, Maturing June 21, 2012		1,183,120
7,037,143	Term Loan, 7.34%, Maturing June 21, 2012		7,098,718
			$116,108,801
Electronics / Electrical — 2.7%
AMI Semiconductor, Inc.
$7,746,801	Term Loan, 6.50%, Maturing April 1, 2012		$7,801,671
Aspect Software, Inc.
4,350,000	Term Loan, 7.44%, Maturing September 22, 2010		4,412,531
Avago Technologies Finance PTE
11,741,000	Term Loan, 8.20%, Maturing December 1, 2012		11,810,718
Communications & Power, Inc.
6,842,205	Term Loan, 8.08%, Maturing July 23, 2010		6,910,627
Enersys Capital, Inc.
8,352,313	Term Loan, 6.82%, Maturing March 17, 2011		8,456,716
Fairchild Semiconductor Corp.
17,442,897	Term Loan, 6.63%, Maturing December 31, 2010		17,573,719

Principal Amount	Borrower/Tranche Description	Value
Electronics / Electrical (continued)
FCI International S.A.S.
$750,000	Term Loan, 5.51%, Maturing November 1, 2013	EUR	957,433
735,755	Term Loan, 7.73%, Maturing November 1, 2013		745,872
764,245	Term Loan, 7.73%, Maturing November 1, 2013		770,932
764,245	Term Loan, 8.23%, Maturing November 1, 2013		774,753
735,755	Term Loan, 8.23%, Maturing November 1, 2013		745,872
750,000	Term Loan, 6.01%, Maturing October 31, 2014	EUR	953,300
Ganymed 347 VV GmbH
494,190	Term Loan, 5.75%, Maturing April 30, 2013	EUR	628,684
1,005,810	Term Loan, 5.75%, Maturing April 30, 2013	EUR	1,279,540
494,190	Term Loan, 6.25%, Maturing April 30, 2014	EUR	631,689
1,005,810	Term Loan, 6.25%, Maturing April 30, 2014	EUR	1,285,437
Infor Global Solutions
1,487,603	Term Loan, 7.80%, Maturing April 18, 2011		1,490,083
6,694,215	Term Loan, 7.80%, Maturing April 18, 2011		6,705,374
3,068,182	Term Loan, 7.80%, Maturing April 18, 2011		3,073,296
Invensys International Holding, Ltd.
5,295,963	Term Loan, 8.50%, Maturing September 4, 2009		5,362,163
Network Solutions, LLC
6,882,750	Term Loan, 9.96%, Maturing January 9, 2012		6,917,164
Open Solutions, Inc.
7,966,724	Term Loan, 7.33%, Maturing September 3, 2011		8,066,308
Rayovac Corp.
29,461,073	Term Loan, 7.41%, Maturing February 7, 2012		29,682,031
Securityco, Inc.
12,540,746	Term Loan, 8.25%, Maturing June 30, 2010		12,650,478
Spectrum Brands, Inc.
9,303,777	Term Loan, 5.27%, Maturing February 7, 2012	EUR	11,729,265
SSA Global Technologies, Inc.
2,927,875	Term Loan, 6.97%, Maturing September 22, 2011		2,957,154
Telcordia Technologies, Inc.
15,201,450	Term Loan, 7.31%, Maturing September 15, 2012		15,217,290
Vertafore, Inc.
1,027,778	Term Loan, 1.25%, Maturing January 31, 2012(2)		1,042,552
8,037,222	Term Loan, 7.32%, Maturing January 31, 2012		8,152,757
Viasystems, Inc.
8,392,513	Term Loan, 11.00%, Maturing September 30, 2009		8,471,192
			$187,256,601
Equipment Leasing — 1.4%
Ashtead Group, PLC
$5,073,750	Term Loan, 6.50%, Maturing November 12, 2009		$5,132,418
Carey International, Inc.
2,977,500	Term Loan, 8.50%, Maturing May 2, 2011		2,947,725

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Equipment Leasing (continued)
The Hertz Corp.
$29,500,000	Revolving Loan, 2.18%, Maturing December 21, 2010(2)		$29,500,000
3,369,500	Term Loan, 1.13%, Maturing December 21, 2012(2)		3,404,917
2,875,000	Term Loan, 4.93%, Maturing December 21, 2012		2,907,758
19,581,424	Term Loan, 7.10%, Maturing December 21, 2012		19,804,534
United Rentals, Inc.
5,212,716	Term Loan, 6.83%, Maturing February 14, 2011		5,276,791
25,375,285	Term Loan, 7.00%, Maturing February 14, 2011		25,687,198
			$94,661,341
Farming / Agriculture — 0.2%
Central Garden & Pet Co.
$15,050,000	Term Loan, 6.52%, Maturing February 28, 2014		$15,150,338
			$15,150,338
Financial Intermediaries — 2.6%
AIMCO Properties, L.P.
$38,718,750	Term Loan, 6.36%, Maturing November 2, 2009		$38,960,742
Ameritrade Holding Corp.
30,300,000	Term Loan, 6.49%, Maturing December 31, 2012		30,455,288
Blitz F04-506 GmbH
1,500,000	Term Loan, 5.64%, Maturing June 30, 2014	EUR	1,919,195
Coinstar, Inc.
6,461,469	Term Loan, 7.03%, Maturing July 7, 2011		6,558,391
Extensity S.A.R.L.- GEAC U.S.
6,100,000	Term Loan, 7.56%, Maturing March 14, 2011		6,126,688
Fidelity National Information Solutions, Inc.
45,612,450	Term Loan, 6.60%, Maturing March 9, 2013		45,958,329
Geo Group, Inc.
5,652,558	Term Loan, 7.00%, Maturing September 14, 2011		5,709,084
LPL Holdings, Inc.
25,860,188	Term Loan, 8.20%, Maturing June 30, 2013		26,143,046
The Macerich Partnership, L.P.
10,900,000	Revolving Loan, 5.23%, Maturing July 30, 2007(2)		10,573,000
11,280,000	Term Loan, 6.38%, Maturing April 25, 2010		11,350,500
			$183,754,263
Food Products — 2.2%
Acosta, Inc.
$11,645,813	Term Loan, 7.13%, Maturing December 6, 2012		$11,787,752
American Seafoods Group, LLC
4,104,375	Term Loan, 6.73%, Maturing September 30, 2012		4,158,245

Principal Amount	Borrower/Tranche Description	Value
Food Products (continued)
BF Bolthouse HoldCo, LLC
$6,433,875	Term Loan, 7.37%, Maturing December 16, 2012		$6,545,130
BL Marketing, Ltd.
2,200,000	Term Loan, 7.19%, Maturing December 20, 2013	GBP	4,069,641
2,200,000	Term Loan, 7.69%, Maturing December 20, 2014	GBP	4,087,972
2,500,000	Term Loan, 9.60%, Maturing June 30, 2015	GBP	4,691,809
Black Lion Beverages III B.V.
1,500,000	Term Loan, 5.44%, Maturing December 31, 2013	EUR	1,916,716
1,500,000	Term Loan, 5.78%, Maturing December 31, 2014	EUR	1,925,768
2,000,000	Term Loan, 7.69%, Maturing January 24, 2016	EUR	2,586,220
Charden International B.V.
1,000,000	Term Loan, 5.47%, Maturing March 14, 2014	EUR	1,261,382
1,000,000	Term Loan, 5.97%, Maturing March 14, 2015	EUR	1,266,736
1,500,000	Term Loan, 8.47%, Maturing March 14, 2016	EUR	1,915,455
Chiquita Brands, LLC
5,684,550	Term Loan, 7.00%, Maturing June 28, 2012		5,746,131
Del Monte Corp.
5,445,000	Term Loan, 6.50%, Maturing February 8, 2012		5,472,906
Doane Pet Care Co.
3,751,150	Term Loan, 7.17%, Maturing October 21, 2012		3,802,728
1,668,623	Term Loan, 5.07%, Maturing October 24, 2012	EUR	2,118,959
Dole Food Company, Inc.
1,190,698	Term Loan, 6.67%, Maturing April 12, 2013		1,192,434
8,930,233	Term Loan, 6.72%, Maturing April 12, 2013		8,943,253
2,679,070	Term Loan, 6.81%, Maturing April 12, 2013		2,682,976
Herbalife International, Inc.
4,200,070	Term Loan, 6.75%, Maturing December 21, 2010		4,239,446
Interstate Brands Corp.
8,250,000	Revolving Loan, 1.49%, Maturing September 22, 2006(2)		8,250,000
Michael Foods, Inc.
16,529,879	Term Loan, 6.70%, Maturing November 21, 2010		16,743,395
Nash-Finch Co.
6,300,000	Term Loan, 7.25%, Maturing November 12, 2010		6,347,250
Pinnacle Foods Holdings Corp.
1,000,000	Revolving Loan, 0.00%, Maturing November 25, 2009(2)		972,500
26,010,916	Term Loan, 8.24%, Maturing November 25, 2010		26,453,101
Reddy Ice Group, Inc.
13,335,000	Term Loan, 6.79%, Maturing August 9, 2012		13,468,350
United Biscuits, Ltd.
1,547,559	Term Loan, 9.12%, Maturing January 14, 2011	GBP	2,862,146
			$155,508,401

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Food Service — 2.2%
AFC Enterprises, Inc.
$4,184,972	Term Loan, 7.25%, Maturing May 11, 2011	$4,221,591
Buffets, Inc.
227,273	Term Loan, 4.98%, Maturing June 28, 2009	228,977
9,686,667	Term Loan, 8.20%, Maturing June 28, 2009	9,759,317
Burger King Corp.
11,619,279	Term Loan, 6.50%, Maturing June 30, 2012	11,676,341
Carrols Corp.
11,195,448	Term Loan, 7.38%, Maturing December 31, 2010	11,372,123
CKE Restaurants, Inc.
3,126,224	Term Loan, 6.94%, Maturing May 1, 2010	3,161,394
Denny's, Inc.
8,660,472	Term Loan, 8.18%, Maturing September 30, 2009	8,821,055
Domino's, Inc.
6,592,593	Revolving Loan, 0.00%, Maturing June 25, 2009(2)	6,526,667
35,911,022	Term Loan, 6.49%, Maturing June 25, 2010	36,262,662
Dunkin' Brands, Inc.
10,425,000	Term Loan, 7.33%, Maturing March 1, 2013	10,448,456
Jack in the Box, Inc.
12,679,974	Term Loan, 6.52%, Maturing January 8, 2011	12,819,986
Landry's Restaurants, Inc.
7,954,312	Term Loan, 6.86%, Maturing December 28, 2010	8,048,770
Maine Beverage Co., LLC
3,751,786	Term Loan, 6.73%, Maturing June 30, 2010	3,742,406
Sagittarius Restaurants, LLC
2,875,000	Term Loan, 7.07%, Maturing March 29, 2013	2,914,531
Weight Watchers International, Inc.
2,000,000	Revolving Loan, 3.62%, Maturing March 31, 2009(2)	2,000,000
4,481,750	Term Loan, 6.58%, Maturing March 31, 2010	4,488,284
12,060,494	Term Loan, 6.68%, Maturing March 31, 2010	12,078,078
Weightwatchers.com, Inc.
3,625,619	Term Loan, 7.26%, Maturing December 16, 2010	3,670,939
		$152,241,577
Food / Drug Retailers — 1.7%
Cumberland Farms, Inc.
$10,142,097	Term Loan, 7.11%, Maturing September 8, 2008	$10,192,807
General Nutrition Centers, Inc.
4,390,318	Term Loan, 7.90%, Maturing December 7, 2009	4,460,291
7,000,000	Revolving Loan, 0.00%, Maturing December 15, 2009(2)	6,895,000
Giant Eagle, Inc.
13,117,125	Term Loan, 6.42%, Maturing November 7, 2012	13,201,153
Roundy's Supermarkets, Inc.
24,363,938	Term Loan, 7.79%, Maturing November 3, 2011	24,714,169

Principal Amount	Borrower/Tranche Description	Value
Food / Drug Retailers (continued)
The Jean Coutu Group (PJC), Inc.
$28,938,020	Term Loan, 7.62%, Maturing July 30, 2011		$29,235,445
The Pantry, Inc.
5,785,500	Term Loan, 6.75%, Maturing January 2, 2012		5,848,782
Winn-Dixie Stores, Inc.
23,000,000	DIP Revolving Loan, 0.00%, Maturing February 23, 2007(2)		22,942,500
			$117,490,147
Forest Products — 2.7%
Appleton Papers, Inc.
$14,159,001	Term Loan, 7.00%, Maturing June 11, 2010		$14,371,386
Boise Cascade Holdings, LLC
17,031,730	Term Loan, 6.75%, Maturing October 29, 2011		17,268,812
Buckeye Technologies, Inc.
10,218,438	Term Loan, 6.88%, Maturing March 15, 2008		10,250,370
Georgia-Pacific Corp.
63,964,687	Term Loan, 6.88%, Maturing December 20, 2012		64,394,466
18,700,000	Term Loan, 7.94%, Maturing December 23, 2013		19,127,950
NewPage Corp.
15,000,000	Revolving Loan, 1.97%, Maturing May 2, 2010(2)		14,925,000
15,195,248	Term Loan, 7.96%, Maturing May 2, 2011		15,252,230
RLC Industries Co.
21,081,360	Term Loan, 6.48%, Maturing February 24, 2010		21,199,942
Xerium Technologies, Inc.
10,065,916	Term Loan, 7.23%, Maturing November 19, 2011		10,078,498
1,985,000	Term Loan, 5.05%, Maturing May 18, 2012	EUR	2,531,660
			$189,400,314
Healthcare — 6.0%
Accellent, Inc.
$3,241,875	Term Loan, 6.80%, Maturing November 22, 2012		$3,266,189
Alliance Imaging, Inc.
10,299,093	Term Loan, 7.56%, Maturing December 29, 2011		10,355,419
AMN Healthcare, Inc.
3,750,000	Term Loan, 6.73%, Maturing November 2, 2011		3,795,705
AMR HoldCo, Inc.
6,618,654	Term Loan, 6.84%, Maturing February 10, 2012		6,707,596
Angiotech Pharmaceuticals, Inc.
4,000,000	Term Loan, 6.45%, Maturing March 23, 2013		4,015,624
Carl Zeiss Topco GMBH
3,140,000	Term Loan, 7.86%, Maturing February 28, 2013		3,174,933
6,280,000	Term Loan, 8.36%, Maturing February 28, 2014		6,373,415
2,875,000	Term Loan, 10.61%, Maturing August 31, 2014		2,934,297

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
Community Health Systems, Inc.
$46,029,552	Term Loan, 6.56%, Maturing August 19, 2011	$46,523,403
Concentra Operating Corp.
15,470,361	Term Loan, 6.69%, Maturing September 30, 2011	15,654,072
CRC Health Corp.
3,475,000	Term Loan, 7.23%, Maturing February 6, 2013	3,518,438
Davita, Inc.
49,179,508	Term Loan, 6.95%, Maturing October 5, 2012	49,773,744
DJ Orthopedics, LLC
2,650,000	Term Loan, 6.56%, Maturing April 7, 2013	2,650,000
Encore Medical IHC, Inc.
8,170,488	Term Loan, 7.65%, Maturing October 4, 2010	8,262,405
FGX International, Inc.
4,000,000	Term Loan, 8.93%, Maturing December 12, 2012	3,990,000
FHC Health Systems, Inc.
2,321,429	Term Loan, 10.82%, Maturing December 18, 2009	2,367,857
1,625,000	Term Loan, 12.82%, Maturing December 18, 2009	1,657,500
3,250,000	Term Loan, 13.82%, Maturing February 7, 2011	3,306,875
Fresenius Medical Care Holdings
27,700,000	Term Loan, 6.38%, Maturing March 31, 2013	27,757,699
Gentiva Health Services, Inc.
6,042,162	Term Loan, 7.27%, Maturing February 28, 2014	6,116,432
Hanger Orthopedic Group, Inc.
4,638,594	Term Loan, 8.73%, Maturing September 30, 2009	4,703,827
Healthcare Partners, LLC
4,569,500	Term Loan, 6.89%, Maturing March 2, 2011	4,618,051
Healthsouth Corp.
15,500,000	Term Loan, 8.15%, Maturing March 10, 2013	15,689,596
Iasis Healthcare, LLC
11,927,550	Term Loan, 7.26%, Maturing June 22, 2011	12,099,009
Kinetic Concepts, Inc.
9,009,339	Term Loan, 6.73%, Maturing August 11, 2010	9,123,829
Leiner Health Products, Inc.
8,203,875	Term Loan, 8.61%, Maturing May 27, 2011	8,321,806
Lifecare Holdings, Inc.
9,203,750	Term Loan, 7.07%, Maturing August 11, 2012	8,756,982
Lifepoint Hospitals, Inc.
31,523,355	Term Loan, 6.19%, Maturing April 15, 2012	31,729,140
Magellan Health Services, Inc.
3,679,054	Term Loan, 4.71%, Maturing August 15, 2008	3,725,042
4,138,936	Term Loan, 7.16%, Maturing August 15, 2008	4,190,673
Matria Healthcare, Inc.
1,866,987	Term Loan, 7.02%, Maturing January 19, 2007	1,871,655
3,948,118	Term Loan, 7.15%, Maturing January 19, 2012	3,980,196

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
Medcath Holdings Corp.
$1,525,465	Term Loan, 7.50%, Maturing July 2, 2011		$1,526,418
Moinlycke
2,054,298	Term Loan, 5.30%, Maturing November 4, 2013	EUR	2,627,193
2,242,000	Term Loan, 5.80%, Maturing November 4, 2014	EUR	2,880,090
Multiplan Merger Corp.
3,900,000	Term Loan, 6.86%, Maturing April 12, 2013		3,948,750
National Mentor, Inc.
5,766,945	Term Loan, 7.35%, Maturing September 30, 2011		5,795,779
P&F Capital S.A.R.L.
836,893	Term Loan, 5.28%, Maturing February 21, 2014	EUR	1,070,137
500,938	Term Loan, 5.28%, Maturing February 21, 2014	EUR	640,551
401,974	Term Loan, 5.28%, Maturing February 21, 2014	EUR	514,006
260,194	Term Loan, 5.78%, Maturing February 21, 2014	EUR	332,711
378,378	Term Loan, 5.78%, Maturing February 21, 2015	EUR	485,859
140,541	Term Loan, 5.78%, Maturing February 21, 2015	EUR	180,462
291,892	Term Loan, 5.78%, Maturing February 21, 2015	EUR	374,805
1,189,189	Term Loan, 5.78%, Maturing February 21, 2015	EUR	1,526,985
PER-SE Technologies, Inc.
6,991,954	Term Loan, 7.23%, Maturing January 6, 2013		7,088,093
Quintlles Transnational Corp.
13,475,000	Term Loan, 6.82%, Maturing March 31, 2013		13,582,382
Renal Advantage, Inc.
2,338,250	Term Loan, 7.42%, Maturing October 5, 2012		2,366,749
Select Medical Holding Corp.
9,850,500	Term Loan, 6.52%, Maturing February 24, 2012		9,779,360
Sirona Dental Systems GmbH
1,500,000	Term Loan, 5.14%, Maturing June 30, 2013	EUR	1,912,897
Sunrise Medical Holdings, Inc.
7,236,913	Term Loan, 8.06%, Maturing May 13, 2010		7,255,005
Talecris Biotherapeutics, Inc.
7,558,650	Term Loan, 8.02%, Maturing March 31, 2010		7,596,443
Vanguard Health Holding Co., LLC
15,023,301	Term Loan, 6.95%, Maturing September 23, 2011		15,232,215
Ventiv Health, Inc.
3,631,750	Term Loan, 6.48%, Maturing October 5, 2011		3,649,909
VWR International, Inc.
2,752,794	Term Loan, 5.53%, Maturing April 7, 2011	EUR	3,502,954
8,577,984	Term Loan, 7.34%, Maturing April 7, 2011		8,709,338
			$423,590,500
Home Furnishings — 1.1%
Interline Brands, Inc.
$1,006,694	Term Loan, 6.65%, Maturing December 31, 2010		$1,019,278
3,005,435	Term Loan, 7.23%, Maturing December 31, 2010		3,043,002

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Home Furnishings (continued)
Knoll, Inc.
$9,060,625	Term Loan, 6.73%, Maturing October 3, 2012		$9,196,534
National Bedding Co., LLC
4,778,887	Term Loan, 6.92%, Maturing August 31, 2011		4,838,624
1,500,000	Term Loan, 9.91%, Maturing August 31, 2012		1,529,063
Oreck Corp.
3,547,827	Term Loan, 7.73%, Maturing February 2, 2012		3,598,827
Sanitec Ltd. Oy
4,478,261	Term Loan, 5.37%, Maturing April 7, 2013	EUR	5,559,951
4,478,261	Term Loan, 5.87%, Maturing April 7, 2014	EUR	5,592,387
Sealy Mattress Co.
5,000,000	Revolving Loan, 0.00%, Maturing April 6, 2012(2)		4,925,000
18,785,545	Term Loan, 6.62%, Maturing April 6, 2012		19,029,175
Simmons Co.
19,860,126	Term Loan, 7.35%, Maturing December 19, 2011		20,201,482
			$78,533,323
Industrial Equipment — 1.8%
Aearo Technologies, Inc.
$6,300,000	Term Loan, 7.45%, Maturing March 22, 2013		$6,415,498
Alliance Laundry Holdings, LLC
3,938,250	Term Loan, 7.09%, Maturing January 27, 2012		3,989,940
Amsted Industries, Inc.
13,000,000	Term Loan, 7.00%, Maturing October 15, 2010		13,186,875
8,500,000	Term Loan, 0.00%, Maturing April 5, 2013(2)		8,489,375
Colfax Corp.
4,987,500	Term Loan, 5.05%, Maturing December 19, 2011	EUR	6,321,770
2,023,598	Term Loan, 7.00%, Maturing December 19, 2011		2,052,688
Douglas Dynamics Holdings, Inc.
4,751,017	Term Loan, 6.73%, Maturing December 16, 2010		4,810,405
Flowserve Corp.
13,921,469	Term Loan, 6.66%, Maturing August 10, 2012		14,123,762
Gleason Corp.
5,555,510	Term Loan, 7.47%, Maturing July 27, 2011		5,624,954
746,250	Term Loan, 10.50%, Maturing January 31, 2012		759,309
GSCP Athena (Finnish) Holdings
6,108,696	Term Loan, 5.07%, Maturing August 31, 2013	EUR	7,724,636
5,891,304	Term Loan, 5.57%, Maturing August 31, 2014	EUR	7,635,492
Heating Finance PLC (Baxi)
3,253,597	Term Loan, 0.00%, Maturing December 27, 2010(2)	EUR	4,083,025
3,107,987	Term Loan, 6.85%, Maturing December 27, 2010	GBP	5,618,163
John Maneely Co.
3,600,000	Term Loan, 8.09%, Maturing March 24, 2013		3,660,750

Principal Amount	Borrower/Tranche Description	Value
Industrial Equipment (continued)
Mainline, L.P.
$7,511,111	Term Loan, 7.31%, Maturing December 17, 2011	$7,567,444
Maxim Crane Works, L.P.
8,623,958	Term Loan, 6.94%, Maturing January 28, 2010	8,747,928
MTD Products, Inc.
10,827,360	Term Loan, 6.50%, Maturing June 1, 2010	10,922,100
Nacco Materials Handling Group, Inc.
5,575,000	Term Loan, 0.00%, Maturing March 22, 2013(2)	5,630,750
Terex Corp.
1,584,854	Term Loan, 7.26%, Maturing June 30, 2009	1,606,645
		$128,971,509
Insurance — 0.7%
ARG Holding, Inc.
$7,930,125	Term Loan, 7.88%, Maturing November 30, 2011	$8,026,777
500,000	Term Loan, 12.13%, Maturing November 30, 2012	508,125
CCC Information Services Group
5,275,000	Term Loan, 7.58%, Maturing February 10, 2013	5,350,828
Conseco, Inc.
20,513,984	Term Loan, 6.65%, Maturing June 22, 2010	20,702,036
U.S.I. Holdings Corp.
13,767,688	Term Loan, 7.38%, Maturing March 24, 2011	13,922,575
		$48,510,341
Leisure Goods / Activities / Movies — 5.3%
24 Hour Fitness Worldwide, Inc.
$11,530,000	Term Loan, 7.85%, Maturing June 8, 2012	$11,693,346
Alliance Atlantis Communications, Inc.
6,535,980	Term Loan, 6.48%, Maturing December 20, 2011	6,591,810
Alpha D2, Ltd.
46,000,000	Term Loan, 6.73%, Maturing December 31, 2007	46,000,000
AMC Entertainment, Inc.
13,441,313	Term Loan, 7.11%, Maturing January 26, 2013	13,592,527
AMF Bowling Worldwide, Inc.
5,216,251	Term Loan, 7.85%, Maturing August 27, 2009	5,266,786
Carmike Cinemas, Inc.
7,015,000	Term Loan, 0.00%, Maturing May 19, 2012(2)	6,997,463
10,260,549	Term Loan, 7.43%, Maturing May 19, 2012	10,372,779
Century California Subsidiary
5,850,000	Term Loan, 6.70%, Maturing March 1, 2013	5,915,813
Cinemark, Inc.
18,596,273	Term Loan, 6.28%, Maturing March 31, 2011	18,844,998
Dave & Buster's, Inc.
500,000	Term Loan, 0.00%, Maturing March 8, 2013(2)	502,813
500,000	Term Loan, 7.38%, Maturing March 8, 2013	502,813

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies (continued)
Deluxe Entertainment Services
$3,900,000	Term Loan, 4.88%, Maturing January 28, 2011		$3,841,500
3,500,000	Term Loan, 8.73%, Maturing January 28, 2011		3,556,875
Easton-Bell Sports, Inc.
4,150,000	Term Loan, 6.80%, Maturing March 16, 2013		4,200,144
Fender Musical Instruments Co.
2,089,598	Term Loan, 7.37%, Maturing March 30, 2012		2,120,942
500,000	Term Loan, 9.62%, Maturing March 30, 2012		510,000
HEI Acquisition, LLC
4,675,000	Term Loan, 7.55%, Maturing December 31, 2011		4,739,281
Lions Gate Entertainment, Inc.
1,022,500	Revolving Loan, 0.00%, Maturing December 31, 2008(2)		1,007,163
Metro-Goldwyn-Mayer Holdings, Inc.
4,076,923	Term Loan, 7.23%, Maturing April 8, 2011		4,115,711
60,815,000	Term Loan, 7.23%, Maturing April 8, 2012		61,556,213
New England Sports Ventures
10,585,000	Term Loan, 5.84%, Maturing February 27, 2007		10,598,231
Red Football, Ltd.
4,048,025	Term Loan, 7.35%, Maturing May 11, 2012	GBP	7,413,077
2,750,000	Term Loan, 7.85%, Maturing May 11, 2013	GBP	5,061,019
2,750,000	Term Loan, 8.35%, Maturing May 11, 2014	GBP	5,086,012
Regal Cinemas Corp.
44,099,940	Term Loan, 6.48%, Maturing November 10, 2010		44,438,981
Six Flags Theme Parks, Inc.
3,275,000	Revolving Loan, 6.35%, Maturing June 30, 2008(2)		3,249,072
25,648,350	Term Loan, 7.15%, Maturing June 30, 2009		25,863,617
Southwest Sports Group, LLC
8,000,000	Term Loan, 7.44%, Maturing December 22, 2010		8,100,000
Universal City Development Partners, Ltd.
15,214,500	Term Loan, 6.94%, Maturing June 9, 2011		15,407,846
WMG Acquisition Corp.
4,390,000	Revolving Loan, 0.00%, Maturing February 28, 2010(2)		4,287,933
30,102,044	Term Loan, 6.81%, Maturing February 28, 2011		30,445,388
Yankees Holdings & YankeeNets, LLC
2,935,429	Term Loan, 7.32%, Maturing June 25, 2007		2,950,106
			$374,830,259
Lodging and Casinos — 4.3%
Alliance Gaming Corp.
$14,544,340	Term Loan, 8.18%, Maturing September 4, 2009		$14,698,874
Ameristar Casinos, Inc.
8,179,500	Term Loan, 6.50%, Maturing November 10, 2012		8,256,183

Principal Amount	Borrower/Tranche Description	Value
Lodging and Casinos (continued)
Aztar Corp.
$1,965,000	Term Loan, 6.48%, Maturing July 22, 2009		$1,969,913
Boyd Gaming Corp.
25,029,188	Term Loan, 6.54%, Maturing June 30, 2011		25,313,369
CCM Merger, Inc.
11,128,447	Term Loan, 6.92%, Maturing July 13, 2012		11,218,865
Choctaw Resort Development Enterprise
4,172,852	Term Loan, 6.94%, Maturing November 4, 2011		4,217,189
Columbia Entertainment
3,144,911	Term Loan, 7.48%, Maturing October 24, 2011		3,172,429
Gala Electric Casinos, Ltd.
5,000,000	Term Loan, 3.69%, Maturing December 12, 2012(2)	GBP	9,021,451
11,875,000	Term Loan, 7.13%, Maturing December 12, 2013	GBP	21,846,674
11,875,000	Term Loan, 7.63%, Maturing December 12, 2014	GBP	21,945,229
Globalcash Access, LLC
3,075,150	Term Loan, 6.75%, Maturing March 10, 2010		3,114,552
Green Valley Ranch Gaming, LLC
2,982,363	Term Loan, 6.98%, Maturing December 17, 2011		3,015,915
Herbst Gaming, Inc.
3,197,700	Term Loan, 7.11%, Maturing January 31, 2011		3,236,674
Isle of Capri Casinos, Inc.
15,678,428	Term Loan, 6.76%, Maturing February 4, 2011		15,895,966
4,962,500	Term Loan, 6.73%, Maturing February 4, 2012		5,031,353
MGM Mirage
17,678,571	Revolving Loan, 3.47%, Maturing April 25, 2010(2)		17,247,656
6,821,429	Term Loan, 6.28%, Maturing April 25, 2010		6,835,924
Penn National Gaming, Inc.
47,834,294	Term Loan, 6.66%, Maturing October 3, 2012		48,514,449
Pinnacle Entertainment, Inc.
5,100,000	Term Loan, 0.00%, Maturing December 14, 2011(2)		5,109,563
6,425,000	Term Loan, 6.93%, Maturing December 14, 2011		6,483,230
Resorts International Holdings, LLC
10,436,824	Term Loan, 8.98%, Maturing April 26, 2012		10,568,589
2,676,861	Term Loan, 15.98%, Maturing April 26, 2013		2,719,525
Trump Entertainment Resorts Holdings, L.P.
5,447,625	Term Loan, 1.00%, Maturing May 20, 2012(2)		5,508,061
5,433,938	Term Loan, 7.17%, Maturing May 20, 2012		5,494,222
Venetian Casino Resort, LLC
24,400,219	Term Loan, 6.73%, Maturing June 15, 2011		24,688,068
5,947,617	Term Loan, 6.73%, Maturing June 15, 2011		6,017,781
Wynn Las Vegas, LLC
10,725,000	Term Loan, 7.09%, Maturing December 14, 2011		10,851,244
			$301,992,948

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Nonferrous Metals / Minerals — 2.2%
Almatis Holdings 5 BV
$1,007,336	Term Loan, 7.00%, Maturing December 21, 2013	EUR	1,287,660
1,000,000	Term Loan, 7.40%, Maturing December 21, 2013		1,014,411
1,007,336	Term Loan, 7.00%, Maturing December 21, 2014	EUR	1,291,889
1,000,000	Term Loan, 7.90%, Maturing December 21, 2014		1,018,875
Alpha Natural Resources, LLC
8,279,250	Term Loan, 6.32%, Maturing October 26, 2012		8,346,519
Carmeuse Lime, Inc.
6,641,453	Term Loan, 6.94%, Maturing May 2, 2011		6,674,660
CII Carbon, LLC
3,622,625	Term Loan, 7.00%, Maturing August 23, 2012		3,665,644
Compass Minerals Group, Inc.
7,907,040	Term Loan, 6.48%, Maturing December 22, 2012		7,966,343
Foundation Coal Corp.
13,500,000	Revolving Loan, 1.22%, Maturing July 30, 2009(2)		13,474,688
10,050,000	Term Loan, 6.62%, Maturing July 30, 2011		10,217,081
ICG, LLC
969,785	Term Loan, 7.71%, Maturing November 5, 2010		969,483
International Mill Service, Inc.
15,479,650	Term Loan, 7.73%, Maturing December 31, 2010		15,692,496
3,000,000	Term Loan, 10.98%, Maturing October 26, 2011		3,022,500
Magnum Coal Co.
13,750,000	Term Loan, 8.45%, Maturing March 15, 2013		13,921,875
1,375,000	Term Loan, 8.50%, Maturing March 15, 2013		1,392,188
Murray Energy Corp.
10,850,400	Term Loan, 8.00%, Maturing January 28, 2010		11,013,156
Novelis, Inc.
10,322,252	Term Loan, 6.44%, Maturing January 6, 2012		10,444,829
14,166,186	Term Loan, 6.44%, Maturing January 6, 2012		14,334,410
Severstal North America, Inc.
15,200,000	Revolving Loan, 0.00%, Maturing April 7, 2007(2)		15,162,000
Stillwater Mining Co.
4,360,000	Revolving Loan, 2.25%, Maturing June 30, 2007(2)		4,316,400
5,721,530	Term Loan, 7.25%, Maturing June 30, 2007		5,800,201
			$151,027,308
Oil and Gas — 3.6%
Cavallo Energy L.P.
$20,781,250	Revolving Loan, 3.48%, Maturing October 5, 2010(2)		$20,755,273
2,968,750	Term Loan, 7.89%, Maturing October 5, 2010		2,966,895
Citgo Petroleum Corp.
13,740,563	Term Loan, 6.21%, Maturing November 15, 2012		13,793,807
Coffeyville Resources, LLC
1,600,000	Term Loan, 4.46%, Maturing June 24, 2011		1,624,501
2,382,045	Term Loan, 7.50%, Maturing June 24, 2012		2,418,521

Principal Amount	Borrower/Tranche Description	Value
Oil and Gas (continued)
Columbia Natural Resources, LLC
$7,279,412	Revolving Loan, 0.00%, Maturing January 19, 2010(2)		$7,270,312
Dresser Rand Group, Inc.
787,623	Term Loan, 4.89%, Maturing October 29, 2011	EUR	999,570
5,351,368	Term Loan, 6.92%, Maturing October 29, 2011		5,443,348
Dresser, Inc.
1,804,566	Term Loan, 7.50%, Maturing March 31, 2007		1,835,394
Dynegy Holdings, Inc.
5,000,000	Revolving Loan, 0.00%, Maturing May 28, 2009(2)		4,981,250
El Paso Corp.
10,000,000	Revolving Loan, 2.50%, Maturing November 23, 2007(2)		9,950,000
13,019,875	Term Loan, 4.73%, Maturing November 23, 2009		13,171,778
19,652,209	Term Loan, 7.75%, Maturing November 23, 2009		19,897,862
Epco Holdings, Inc.
4,333,334	Revolving Loan, 3.40%, Maturing August 18, 2008(2)		4,279,167
8,215,277	Term Loan, 7.10%, Maturing August 18, 2008		8,293,577
9,063,450	Term Loan, 7.09%, Maturing August 18, 2010		9,190,193
Key Energy Services, Inc.
9,900,932	Term Loan, 8.01%, Maturing June 30, 2012		10,041,198
LB Pacific, L.P.
8,009,100	Term Loan, 7.72%, Maturing March 3, 2012		8,129,237
Lyondell-Citgo Refining, L.P.
13,479,925	Term Loan, 6.98%, Maturing May 21, 2007		13,581,024
Petroleum Geo-Services ASA
16,982,438	Term Loan, 7.48%, Maturing December 16, 2012		17,178,805
Sprague Energy Corp.
4,022,727	Term Loan, 0.00%, Maturing October 5, 2009(2)		4,012,670
5,626,455	Term Loan, 0.00%, Maturing October 5, 2010(2)		5,612,388
22,532,636	Revolving Loan, 3.76%, Maturing October 5, 2010(2)		22,476,305
Targa Resources, Inc.
11,750,000	Term Loan, 6.83%, Maturing October 31, 2007		11,784,275
3,045,816	Term Loan, 7.23%, Maturing October 31, 2012		3,085,476
17,819,688	Term Loan, 7.26%, Maturing October 31, 2012		18,051,718
Universal Compression, Inc.
8,926,362	Term Loan, 6.48%, Maturing February 15, 2012		9,021,204
			$249,845,748
Publishing — 4.8%
American Media Operations, Inc.
$23,000,000	Term Loan, 8.12%, Maturing January 31, 2013		$23,296,125
CBD Media, LLC
8,807,168	Term Loan, 7.41%, Maturing December 31, 2009		8,950,284

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Publishing (continued)
Dex Media East, LLC
$9,453,330	Term Loan, 6.34%, Maturing May 8, 2009		$9,504,737
Dex Media West, LLC
16,269,400	Term Loan, 6.40%, Maturing March 9, 2010		16,367,700
2,621,124	Term Loan, 6.30%, Maturing September 9, 2010		2,635,165
Hanley-Wood, LLC
1,014,570	Term Loan, 1.13%, Maturing August 1, 2012(2)		1,019,008
8,496,227	Term Loan, 7.04%, Maturing August 1, 2012		8,533,398
Herald Media, Inc.
4,128,016	Term Loan, 7.67%, Maturing July 22, 2011		4,146,076
748,750	Term Loan, 10.67%, Maturing January 22, 2012		758,109
Liberty Group Operating, Inc.
9,908,198	Term Loan, 7.25%, Maturing February 28, 2012		10,002,950
Medianews Group, Inc.
12,225,395	Term Loan, 6.25%, Maturing August 25, 2010		12,261,056
Merrill Communications, LLC
16,658,948	Term Loan, 7.00%, Maturing May 5, 2011		16,838,548
Nebraska Book Co., Inc.
11,304,399	Term Loan, 7.61%, Maturing March 4, 2011		11,396,247
Newspaper Holdings, Inc.
2,500,000	Term Loan, 5.94%, Maturing August 24, 2011		2,500,000
16,050,000	Term Loan, 6.19%, Maturing August 24, 2012		16,125,242
R.H. Donnelley Corp.
1,624,786	Term Loan, 6.29%, Maturing December 31, 2009		1,632,080
10,473,485	Term Loan, 6.44%, Maturing June 30, 2011		10,522,585
40,161,693	Term Loan, 6.44%, Maturing June 30, 2011		40,376,036
Retos Cartera, SA
1,000,000	Term Loan, 5.15%, Maturing March 15, 2013	EUR	1,271,459
1,000,000	Term Loan, 5.65%, Maturing March 15, 2014	EUR	1,274,608
Seat Pagine Gialle Spa
17,980,932	Term Loan, 5.09%, Maturing May 25, 2012	EUR	22,919,009
SGS International, Inc.
4,000,000	Term Loan, 1.50%, Maturing December 30, 2011(2)		4,030,000
Siegwerk Druckfarben AG
2,625,000	Term Loan, 5.60%, Maturing September 8, 2013	EUR	3,338,096
2,624,814	Term Loan, 6.10%, Maturing September 8, 2014	EUR	3,352,325
Source Media, Inc.
13,799,120	Term Loan, 7.21%, Maturing November 8, 2011		13,980,233
SP Newsprint Co.
8,463,065	Term Loan, 5.00%, Maturing January 9, 2010		8,590,011
3,157,135	Term Loan, 7.38%, Maturing January 9, 2010		3,204,492
Springer Science+Business Media
3,316,343	Term Loan, 6.94%, Maturing May 5, 2010		3,316,204
3,097,232	Term Loan, 7.73%, Maturing September 15, 2011		3,127,722
3,355,335	Term Loan, 8.23%, Maturing May 5, 2012		3,398,850
3,097,232	Term Loan, 8.23%, Maturing May 5, 2012		3,144,660

Principal Amount	Borrower/Tranche Description	Value
Publishing (continued)
Sun Media Corp.
$9,100,104	Term Loan, 6.42%, Maturing February 7, 2009		$9,192,998
World Directories ACQI Corp.
1,500,000	Term Loan, 5.40%, Maturing November 29, 2012	EUR	1,904,247
7,006,198	Term Loan, 5.90%, Maturing November 29, 2013	EUR	8,925,842
Xsys US, Inc.
7,701,575	Term Loan, 7.48%, Maturing December 31, 2012		7,774,740
254,462	Term Loan, 5.30%, Maturing September 27, 2013	EUR	323,138
2,495,538	Term Loan, 5.30%, Maturing September 27, 2013	EUR	3,169,045
7,866,565	Term Loan, 7.98%, Maturing December 31, 2013		7,980,630
2,750,000	Term Loan, 5.80%, Maturing September 27, 2014	EUR	3,508,266
YBR Acquisition BV
6,000,000	Term Loan, 5.14%, Maturing June 30, 2013	EUR	7,682,039
1,250,000	Term Loan, 5.15%, Maturing June 30, 2013	EUR	1,600,425
6,000,000	Term Loan, 5.64%, Maturing June 30, 2014	EUR	7,713,653
1,250,000	Term Loan, 5.65%, Maturing June 30, 2014	EUR	1,607,011
			$333,195,049
Radio and Television — 4.0%
Adams Outdoor Advertising, L.P.
$17,340,999	Term Loan, 7.09%, Maturing November 18, 2012		$17,590,276
ALM Media Holdings, Inc.
7,908,591	Term Loan, 7.49%, Maturing March 5, 2010		7,958,020
Block Communications, Inc.
6,084,750	Term Loan, 6.98%, Maturing December 22, 2011		6,160,809
DirecTV Holdings, LLC
27,680,000	Term Loan, 6.42%, Maturing April 13, 2013		27,945,977
Emmis Operating Co.
15,141,023	Term Loan, 6.72%, Maturing November 10, 2011		15,258,123
Entravision Communications Corp.
9,054,500	Term Loan, 6.49%, Maturing September 29, 2013		9,129,009
Gray Television, Inc.
8,104,687	Term Loan, 6.49%, Maturing November 22, 2015		8,160,407
HIT Entertainment, Inc.
845,750	Term Loan, 7.17%, Maturing March 20, 2012		852,939
NEP Supershooters, L.P.
2,903,345	Term Loan, 8.48%, Maturing February 3, 2011		2,937,822
4,922,937	Term Loan, 8.84%, Maturing February 3, 2011		4,996,781
Nexstar Broadcasting, Inc.
12,718,321	Term Loan, 6.73%, Maturing October 1, 2012		12,781,913
12,650,561	Term Loan, 6.73%, Maturing October 1, 2012		12,713,814
NextMedia Operating, Inc.
887,846	Term Loan, 6.84%, Maturing November 15, 2012		897,696
1,997,654	Term Loan, 6.90%, Maturing November 15, 2012		2,019,816

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Radio and Television (continued)
PanAmSat Corp.
$1,386,365	Term Loan, 6.75%, Maturing August 20, 2010		$1,402,198
724,889	Term Loan, 6.75%, Maturing August 20, 2010		733,167
27,053,286	Term Loan, 6.90%, Maturing August 20, 2011		27,395,970
Patriot Media and Communications CNJ, Inc.
500,000	Term Loan, 7.02%, Maturing February 6, 2013		507,813
Paxson Communcations Corp.
17,925,000	Term Loan, 8.32%, Maturing January 15, 2012		18,003,422
Rainbow National Services, LLC
5,000,000	Revolving Loan, 0.00%, Maturing March 31, 2010(2)		4,956,250
15,048,582	Term Loan, 7.56%, Maturing March 31, 2012		15,238,254
Raycom TV Broadcasting, LLC
20,347,038	Term Loan, 6.50%, Maturing August 28, 2013		20,448,774
SFX Entertainment
10,024,875	Term Loan, 7.23%, Maturing June 21, 2013		10,068,734
Spanish Broadcasting System
12,350,250	Term Loan, 6.98%, Maturing June 10, 2012		12,481,471
Susquehana Media Co.
16,632,000	Term Loan, 8.00%, Maturing March 9, 2012		16,663,185
TDF SA
4,151,899	Term Loan, 4.85%, Maturing March 11, 2013	EUR	5,294,157
4,151,899	Term Loan, 5.85%, Maturing March 11, 2014	EUR	5,314,471
4,661,720	Term Loan, 6.48%, Maturing March 11, 2015	EUR	5,983,706
Young Broadcasting, Inc.
8,520,613	Term Loan, 7.09%, Maturing November 3, 2012		8,539,256
			$282,434,230
Rail Industries — 0.3%
Railamerica, Inc.
$18,081,292	Term Loan, 7.06%, Maturing September 29, 2011		$18,352,511
2,137,405	Term Loan, 7.06%, Maturing September 29, 2011		2,169,466
			$20,521,977
Retailers (Except Food and Drug) — 3.5%
Advance Stores Company, Inc.
$9,471,536	Term Loan, 6.33%, Maturing September 30, 2010		$9,554,412
11,066,775	Term Loan, 6.44%, Maturing September 30, 2010(2)		11,163,609
Advantage Sales & Marketing, Inc.
5,300,000	Term Loan, 6.90%, Maturing March 29, 2013		5,346,375
Alimentation Couche-Tard, Inc.
5,469,135	Term Loan, 6.75%, Maturing December 17, 2010		5,537,499
American Achievement Corp.
6,267,459	Term Loan, 6.83%, Maturing March 25, 2011		6,298,797

Principal Amount	Borrower/Tranche Description	Value
Retailers (Except Food and Drug) (continued)
Amscan Holdings, Inc.
$10,300,000	Term Loan, 7.77%, Maturing December 23, 2012	$10,405,142
Coinmach Laundry Corp.
25,049,705	Term Loan, 7.77%, Maturing December 15, 2012	25,482,865
FTD, Inc.
6,671,775	Term Loan, 7.30%, Maturing February 28, 2011	6,753,091
Harbor Freight Tools USA, Inc.
14,488,673	Term Loan, 6.65%, Maturing July 15, 2010	14,579,227
Home Interiors & Gifts, Inc.
3,702,133	Term Loan, 9.81%, Maturing March 31, 2011	3,517,026
Josten's Corp.
4,000,000	Revolving Loan, 0.00%, Maturing October 4, 2009(2)	3,960,000
26,067,868	Term Loan, 7.07%, Maturing October 4, 2010	26,419,784
Mapco Express, Inc.
3,625,221	Term Loan, 7.69%, Maturing April 28, 2011	3,681,865
Mauser Werke GMBH & Co. KG
8,325,000	Term Loan, 7.52%, Maturing December 3, 2011	8,377,031
Movie Gallery, Inc.
7,182,770	Term Loan, 9.98%, Maturing April 27, 2011	6,654,161
Musicland Group, Inc.
12,000,000	Revolving Loan, 0.00%, Maturing August 11, 2008(2)	12,030,000
Neiman Marcus Group, Inc.
4,408,228	Term Loan, 7.34%, Maturing April 5, 2013	4,473,959
Oriental Trading Co., Inc.
11,216,597	Term Loan, 7.25%, Maturing August 4, 2010	11,300,722
Pep Boys - Manny, Moe & Jack, (The)
4,200,000	Term Loan, 7.89%, Maturing January 27, 2011	4,273,500
Petro Stopping Center, L.P.
531,250	Term Loan, 7.25%, Maturing February 9, 2008	537,891
Rent-A-Center, Inc.
18,266,715	Term Loan, 6.47%, Maturing June 30, 2010	18,469,932
Savers, Inc.
4,492,122	Term Loan, 8.24%, Maturing August 4, 2009	4,517,390
Sears Canada, Inc.
6,375,000	Term Loan, 6.71%, Maturing December 22, 2012	6,454,688
Shopko Stores, Inc.
11,802,000	Revolving Loan, 3.60%, Maturing December 28, 2010(2)	11,765,119
Stewert Enterprises, Inc.
3,135,311	Term Loan, 6.68%, Maturing November 19, 2011	3,164,705
Travelcenters of America, Inc.
21,156,975	Term Loan, 6.62%, Maturing November 30, 2008	21,400,280
		$246,119,070

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Steel — 0.1%
Gibraltar Industries, Inc.
$6,209,438	Term Loan, 6.69%, Maturing December 8, 2010	$6,256,008
		$6,256,008
Surface Transport — 0.2%
Horizon Lines, LLC
$5,796,750	Term Loan, 7.17%, Maturing July 7, 2011	$5,876,455
Sirva Worldwide, Inc.
7,683,394	Term Loan, 9.50%, Maturing December 1, 2010	7,673,790
		$13,550,245
Telecommunications — 3.7%
Alaska Communications Systems Holdings, Inc.
$2,625,000	Term Loan, 6.73%, Maturing February 1, 2012	$2,651,578
17,150,000	Term Loan, 6.73%, Maturing February 11, 2012	17,323,644
Cellular South, Inc.
6,260,690	Term Loan, 6.83%, Maturing May 4, 2011	6,335,035
Centennial Cellular Operating Co., LLC
4,500,000	Revolving Loan, 0.00%, Maturing February 9, 2010(2)	4,421,250
16,147,788	Term Loan, 7.21%, Maturing February 9, 2011	16,384,966
Cincinnati Bell, Inc.
4,402,875	Term Loan, 6.36%, Maturing August 31, 2012	4,437,275
Consolidated Communications, Inc.
17,442,901	Term Loan, 6.68%, Maturing April 14, 2011	17,653,664
Crown Castle Operating Co.
8,000,000	Revolving Loan, 6.35%, Maturing July 25, 2006(2)	8,000,000
D&E Communications, Inc.
5,686,871	Term Loan, 6.81%, Maturing December 31, 2011	5,718,860
Epicor Software Corp.
2,500,000	Term Loan, 7.77%, Maturing March 30, 2012	2,523,437
Fairpoint Communications, Inc.
21,785,000	Term Loan, 6.75%, Maturing February 8, 2012	21,942,941
Hawaiian Telcom Communications, Inc.
5,175,000	Term Loan, 7.23%, Maturing October 31, 2012	5,229,984
Intelsat, Ltd.
20,503,115	Term Loan, 6.75%, Maturing July 28, 2011	20,701,749
Iowa Telecommunications Services
7,998,000	Term Loan, 6.69%, Maturing November 23, 2011	8,086,314
IPC Acquisition Corp.
3,058,800	Term Loan, 7.59%, Maturing August 5, 2011	3,109,270
Madison River Capital, LLC
3,660,000	Term Loan, 7.26%, Maturing July 31, 2012	3,706,321

Principal Amount	Borrower/Tranche Description	Value
Telecommunications (continued)
Nextel Partners Operation Corp.
$22,059,091	Term Loan, 6.32%, Maturing May 31, 2012		$22,132,614
NTelos, Inc.
11,153,812	Term Loan, 7.50%, Maturing February 18, 2011		11,323,908
Qwest Corp.
14,756,000	Term Loan, 9.65%, Maturing June 4, 2007		15,131,053
Satbirds Finance SARL
3,000,000	Term Loan, 4.17%, Maturing April 4, 2012	EUR	3,780,133
3,500,000	Term Loan, 4.67%, Maturing April 4, 2013	EUR	4,449,472
3,500,000	Term Loan, 4.67%, Maturing April 4, 2013	EUR	4,449,419
Stratos Global Corp.
7,575,000	Term Loan, 7.73%, Maturing February 13, 2012		7,672,058
Syniverse Holdings, Inc.
3,705,724	Term Loan, 6.73%, Maturing February 15, 2012		3,754,361
Triton PCS, Inc.
15,025,716	Term Loan, 8.25%, Maturing November 18, 2009		15,157,191
Valor Telecom Enterprise, LLC
6,300,000	Revolving Loan, 0.00%, Maturing February 14, 2011(2)		6,321,937
14,838,333	Term Loan, 6.75%, Maturing February 14, 2012		14,890,000
Westcom Corp.
4,295,614	Term Loan, 7.54%, Maturing December 17, 2010		4,306,353
Winstar Communications, Inc.
127,026	DIP Loan, 0.00%, Maturing December 31, 2006(3)		175,507
			$261,770,294
Utilities — 2.6%
Allegheny Energy Supply Co., LLC
$16,823,852	Term Loan, 6.34%, Maturing July 21, 2011		$16,878,176
Astoria Generating Co.
817,259	Term Loan, 6.94%, Maturing February 23, 2012		828,155
3,782,741	Term Loan, 6.94%, Maturing February 23, 2013		3,833,176
Calpine Corp.
7,350,000	DIP Revolving Loan, 0.00%, Maturing February 27, 2008(2)		7,285,688
2,893,656	DIP Loan, 7.23%, Maturing February 27, 2008		2,950,323
7,275,000	DIP Loan, 8.98%, Maturing February 27, 2008		7,487,190
Cellnet Technology, Inc.
3,984,888	Term Loan, 7.89%, Maturing April 26, 2012		4,049,642
Cogentrix Delaware Holdings, Inc.
8,344,028	Term Loan, 6.50%, Maturing April 14, 2012		8,442,246
Covanta Energy Corp.
6,790,244	Term Loan, 4.96%, Maturing June 24, 2012		6,896,341
4,865,899	Term Loan, 7.96%, Maturing June 24, 2012		4,941,929

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Utilities (continued)
KGen, LLC
$5,771,700	Term Loan, 7.60%, Maturing August 5, 2011		$5,829,417
La Paloma Generating Co., LLC
2,027,454	Term Loan, 6.73%, Maturing August 16, 2012		2,051,530
161,473	Term Loan, 6.73%, Maturing August 16, 2012		163,390
344,262	Term Loan, 6.75%, Maturing August 16, 2012		348,350
Mirant North America, LLC
7,780,500	Term Loan, 6.60%, Maturing January 3, 2013		7,854,835
NRG Energy, Inc.
56,850,000	Term Loan, 6.82%, Maturing February 1, 2013		57,532,996
13,175,000	Term Loan, 6.98%, Maturing February 1, 2013		13,333,508
Pike Electric, Inc.
6,381,711	Term Loan, 6.38%, Maturing July 1, 2012		6,477,437
3,244,392	Term Loan, 6.44%, Maturing July 1, 2012		3,293,058
Plains Resources, Inc.
11,240,640	Term Loan, 6.25%, Maturing August 12, 2011		11,324,945
Reliant Energy, Inc.
1,542,925	Term Loan, 7.47%, Maturing December 22, 2010		1,543,408
Wolf Hollow I L.P.
2,851,939	Term Loan, 7.19%, Maturing June 22, 2012		2,884,024
2,887,500	Term Loan, 7.20%, Maturing June 22, 2012		2,919,984
			$179,149,748
	Total Senior Floating Rate Interests (identified cost $6,844,988,803)		$6,907,910,812
Corporate Bonds & Notes — 1.0%
Shares	Security	Value
Cable and Satellite Television — 0.2%
Iesy Hessen & ISH NRW, Variable Rate
13,500	5.693%, 4/15/13	EUR	17,006,976
			$17,006,976
Financial Intermediaries — 0.2%
Alzette, Variable Rate
1,180	8.691%, 12/15/20(4)		$1,207,287
Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
1,140	6.73%, 2/24/19(4)		1,144,834
Babson Ltd., Series 2005-1A, Class C1, Variable Rate
1,500	7.02%, 4/15/19(4)		1,511,445
Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,500	7.12%, 1/15/19(4)		1,516,380

Shares	Security	Value
Financial Intermediaries (continued)
Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,500	7.19%, 8/11/16(4)	$1,500,000
Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
1,000	10.36%, 3/8/17	1,035,420
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, Variable Rate
2,000	6.58%, 1/15/18(4)	2,015,000
Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
1,500	6.98%, 3/21/17(4)	1,507,875
		$11,438,241
Radio and Television — 0.1%
Echostar DBS Corp., Sr. Notes, Variable Rate
5,000	8.24%, 10/1/08	$5,125,000
Paxson Communications Corp., Variable Rate
3,000	8.318%, 1/15/12(4)	3,090,000
		$8,215,000
Real Estate — 0.2%
Assemblies of God, Variable Rate
10,810	6.90%, 6/15/29(4)	$10,810,248
		$10,810,248
Telecommunications — 0.3%
Qwest Corp., Sr. Notes, Variable Rate
5,850	8.16%, 6/15/13(4)	$6,398,437
Rogers Wireless, Inc., Variable Rate
6,589	8.035%, 12/15/10	6,819,615
Rural Cellular Corp., Variable Rate
11,000	9.41%, 3/15/10	11,288,750
		$24,506,802
	Total Corporate Bonds & Notes (identified cost $70,238,841)	$71,977,267
Common Stocks — 0.1%
Shares	Security	Value
105,145	Hayes Lemmerz International(5)	$351,185
86,020	Maxim Crane Works, L.P.(5)	4,171,950
	Total Common Stocks (identified cost $2,549,911)	$4,523,135

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Preferred Stocks — 0.0%
Shares	Security	Value
350	Hayes Lemmerz International(5)(6)(7)	$5,050
	Total Preferred Stocks (identified cost $17,500)	$5,050
Closed-End Investment Companies — 0.0%
Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$73,800
	Total Closed-End Investment Companies (identified cost $72,148)	$73,800
Commercial Paper — 3.2%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$43,313,000	05/03/06	Barton Capital, LLC	4.76%	$43,301,547
57,000,000	05/03/06	HSBC Finance Corp.	4.75%	56,984,958
104,143,000	05/01/06	Novartis Finance Corp.	4.83%	104,143,000
22,704,000	05/03/06	Old Line Funding, LLC	4.83%	22,697,908

Total Commercial Paper (at amortized cost $227,127,413)	$227,127,413
Time Deposits — 0.4%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$2,000,000	05/01/06	Investors Bank and Trust Company Time Deposit	4.86%	$2,000,000
25,200,000	05/01/06	Societe Generale Time Deposit	4.82%	25,200,000

Total Time Deposits (at amortized cost $27,200,000)	$27,200,000
Total Investments — 103.2% (identified cost $7,172,194,616)	$7,238,817,477
Less Unfunded Loan Commitments — (5.1)%	$(359,285,056)
Net Investments — 98.1% (identified cost $6,812,909,560)	$6,879,532,421
Other Assets, Less Liabilities — 1.9%	$137,037,452
Net Assets — 100.0%	$7,016,569,873

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded loan commitments. See Note 1E for description.

(3)  Defaulted security. Currently the issuer is in defualt with respect to interest payments.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of the securities is $30,701,506 or 0.4% of the Portfolio's net assets.

(5)  Non-income producing security.

(6)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)  Restricted security.

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investments, at value (identified cost, $6,812,909,560)	$6,879,532,421
Cash	13,183,036
Foreign currency, at value (identified cost, $141,900)	140,991
Receivable for investments sold	90,780,518
Receivable for open swap contracts	1,124,581
Interest and dividends receivable	50,178,444
Prepaid expenses	571,919
Total assets	$7,035,511,910
Liabilities
Payable for open forward foreign currency contracts	$9,543,269
Payable for investments purchased	6,300,000
Payable to affiliate for investment advisory fees	2,916,863
Payable to affiliate for Trustees' fees	2,644
Accrued expenses	179,261
Total liabilities	$18,942,037
Net Assets applicable to investors' interest in Portfolio	$7,016,569,873
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$6,958,620,486
Net unrealized appreciation (computed on the basis of identified cost)	57,949,387
Total	$7,016,569,873

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Interest	$218,863,499
Dividends	3,174
Total investment income	$218,866,673
Expenses
Investment adviser fee	$17,003,882
Trustees' fees and expenses	15,720
Custodian fee	463,806
Legal and accounting services	376,543
Miscellaneous	341,760
Total expenses	$18,201,711
Deduct — Reduction of custodian fee	$30,020
Total expense reductions	$30,020
Net expenses	$18,171,691
Net investment income	$200,694,982
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(2,970,552)
Swap contracts	703,641
Foreign currency and forward foreign currency exchange contract transactions	(8,749,857)
Net realized loss	$(11,016,768)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$36,919,142
Swap contracts	791,116
Foreign currency and forward foreign currency exchange contracts	(13,576,709)
Net change in unrealized appreciation (depreciation)	$24,133,549
Net realized and unrealized gain	$13,116,781
Net increase in net assets from operations	$213,811,763

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment income	$200,694,982	$286,479,439
Net realized loss from investment transactions, swap contracts, foreign currency, and forward foreign currency exchange contract transactions	(11,016,768)	(6,260,828)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency, and forward foreign currency exchange contracts	24,133,549	5,235,160
Net increase in net assets from operations	$213,811,763	$285,453,771
Capital transactions — Contributions	$1,425,429,560	$2,972,303,225
Withdrawals	(1,128,729,433)	(2,141,337,314)
Net increase in net assets from capital transactions	$296,700,127	$830,965,911
Net increase in net assets	$510,511,890	$1,116,419,682
Net Assets
At beginning of period	$6,506,057,983	$5,389,638,301
At end of period	$7,016,569,873	$6,506,057,983

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

FINANCIAL STATEMENTS

Supplementary Data

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003	2002	2001
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.55	%(1)	0.54%	0.56%	0.61%	0.62%	0.57%
Net expenses after custodian fee reduction	0.55	%(1)	0.54%	0.56%	0.61%	0.62%	0.57%
Net investment income	6.01	%(1)	4.68%	3.27%	4.05%	4.72%	6.45%
Portfolio Turnover	24%		57%	67%	64%	76%	52%
Total Return(2)	3.25%		4.77%	3.93%	6.91%	2.19%	—
Net assets, end of period (000's omitted)	$7,016,570		$6,506,058	$5,389,638	$2,217,874	$1,326,128	$1,387,728

†  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	0.61%
Expenses after custodian fee reduction	0.61%
Net investment income	6.41%

(1)  Annualized.

(2)  Total return is required to be disclosed for the fiscal years beginning December 15, 2000.

See notes to financial statements

Floating Rate Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on June 19, 2000. The Portfolio's investment objective is to provide a high level of current income. The Portfolio normally primarily invests in interests of senior floating rate loans. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2006, the Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Strategic Income Fund, Eaton Vance Medallion Floating-Rate Income Fund, Eaton Vance Diversified Income Fund, Eaton Vance Medallion Strategic Income Fund and Eaton Vance Low Duration Fund held an approximate 67.6%, 23.8%, 3.0%, 2.7%, 1.2%, 0.3% and 0.1% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Portfolio's investments are primarily in interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the investment adviser. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, interests in similar Senior Loans and the market environment, investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan.

Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. The value of interest rate swaps will be based on dealer quotations. Short term obligations which mature in sixty days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Over the counter options are valued at the mean between the bid and the asked price provided by dealers. Marketable securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Financial futures contracts listed on the commodity exchanges and

Floating Rate Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

options thereon are valued at closing settlement prices. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

B  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

E  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

F  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

G  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month London Interbank Offering Rate (LIBOR). In exchange, the Portfolio makes semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

H  Credit Default Swaps — The Portfolio may enter into credit default swap contracts for risk management purposes, including diversification. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have made a stream of payments and received no benefit from the contract reducing exposure to the credit by the notional amount of the contract upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio will segregate assets in

Floating Rate Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

L  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, as compensation for management and investment advisory services rendered to the Portfolio. The fee is equivalent to 0.575% of the Portfolio's average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level. Due to an agreement effective as of March 27, 2006, if the Portfolio's average daily net assets exceed $5 billion but are less than $10 billion the fee is equivalent to 0.480% and if average daily net assets exceed $10 billion the fee is equivalent to 0.460%. For the six months ended April 30, 2006, the fee was equivalent to 0.510% (annualized) of the Portfolio's average net assets for such period and amounted to $17,003,882.

Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2006, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investments

The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the six months ended April 30, 2006 aggregated $2,175,316,903, $1,354,075,889 and $245,153,850, respectively.

4  Line of Credit

The Portfolio participates with other portfolios managed by BMR in a $550 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. In addition, a fee computed at the

Floating Rate Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

annual rate of 0.08% of the daily unused portion of the line of credit is allocated among the participating portfolios at the end of each quarter. As of April 30, 2006, the Portfolio had no borrowings outstanding. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2006.

5  Federal Income Tax Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation/depreciation in the value of the investments owned at April 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,812,909,560
Gross unrealized appreciation	$72,926,847
Gross unrealized depreciation	(6,303,986)
Net unrealized appreciation	$66,622,861

The net unrealized depreciation on foreign currency, forward foreign currency exchange contracts and swap contracts at April 30, 2006 on a federal income tax basis was $9,703,558.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts, forward foreign currency contracts, credit default swaps, and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Net Unrealized Depreciation
5/31/06 Swiss Franc	United States Dollar 12,652,707	9,994,239	$(208,380)
5/31/06	Euro 5,088,875	United States Dollar 6,225,272	(196,695)
5/31/06	Euro 2,006,125	United States Dollar 2,494,015	(37,639)
5/31/06	Euro 350,229,772	United States Dollar 435,405,652	(6,571,014)
5/31/06	Euro 2,030,250	United States Dollar 2,543,091	(19,007)
5/31/06	British Pound 2,469,289	United States Dollar 4,410,150	(79,808)
5/31/06	British Pound 66,376,415	United States Dollar 118,262,859	(2,430,726)
			$(9,543,269)

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
2,000,000 USD	9/20/2008	Agreement with Credit Suisse/ First Boston dated 1/10/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.13% of the notional value of the swap).	$(23,878)
1,000,000 USD	9/20/2008	Agreement with Credit Suisse/ First Boston dated 2/13/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.13% of the notional value of the swap).	(5,239)

Floating Rate Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
1,000,000 USD	9/20/2008	Agreement with Credit Suisse/ First Boston dated 3/23/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (39 in total, each representing 2.56% of the notional value of the swap).	$11,413
10,000,000 USD	12/20/2009	Agreement with Lehman Brothers dated 10/28/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Crown Americas, Inc.	377,022
5,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 12/21/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Six Flags Theme Parks.	201,445
3,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 3/3/2005 whereby the Portfolio will receive 1.85% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	(11,765)
6,500,000 USD	3/20/2010	Agreement with Lehman Brothers dated 3/16/2005 whereby the Portfolio will receive 2.2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	43,796
3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 4/1/2005 whereby the Portfolio will receive 2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	55,558

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
3,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 2.4% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$39,735
3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 3.25% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Rural Cellular Corp.	44,216
3,000,000 USD	6/20/2011	Agreement with Lehman Brothers dated 6/2/2005 whereby the Portfolio will receive 2.3% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	36,353
7,000,000 USD	9/21/2009	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by CSG Systems, Inc.	57,567
2,000,000 USD	9/20/2010	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 1.95% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	30,077
5,000,000 USD	12/20/2010	Agreement with Lehman Brothers dated 10/26/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by EPCO Holdings, Inc.	28,806

Floating Rate Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
5,000,000 USD	12/20/2010	Agreement with Lehman Brothers dated 12/3/2005 whereby the Portfolio will receive 2.10% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Avago Technologies, Inc.	$64,948
5,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 1/6/2006 whereby the Portfolio will receive 1.80% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by The Hertz Corp.	80,030

At April 30, 2006, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

7  Restricted Securities

At April 30, 2006, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Restricted Securities

Description	Date of Acquisition	Shares/Face	Cost	Fair Value
Preferred Stocks
Hayes Lemmerz International	6/23/03	350	$17,500	$5,050
			$17,500	$5,050

Eaton Vance Floating-Rate & High Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

Eaton Vance Floating-Rate & High Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the Floating Rate Portfolio and the High Income Portfolio, the portfolios in which the Eaton Vance Floating-Rate & High Income Fund (the "Fund") invests (the "Portfolios"), each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior secured floating rate loans. For both Portfolios, the Board noted the experience of the Adviser's 29 bank loan investment professionals and other personnel who provide services to the Portfolios, including four portfolio managers and 15 analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board also considered the performance of the underlying Portfolios.

Eaton Vance Floating-Rate & High Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2005 for the Fund. The Board noted that the Fund's performance relative to its peers is affected by management's focus on preserving capital. The Board concluded that the Fund's performance is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolios and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees (including administrative fees) and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted that, at its request, the Adviser had agreed to add a breakpoint for the Floating Rate Portfolio with respect to assets that exceed $10 billion. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Floating-Rate & High Income Fund

INVESTMENT MANAGEMENT

Eaton Vance Floating-Rate High Income Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Kevin S. Dyer
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Cliff Quisenberry, Jr.
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Eaton Vance Floating-Rate & High Income Fund

INVESTMENT MANAGEMENT

Floating Rate Portfolio

Officers Payson F. Swaffield President and Co-Portfolio Manager Scott H. Page Vice President and Co-Portfolio Manager Dan A. Maalouly Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Floating Rate Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Floating-Rate & High Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Floating-Rate & High Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

811-6/06  FRHSRC

Semiannual Report April 30, 2006

EATON VANCE
GOVERNMENT
OBLIGATIONS
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Fund or Portfolio voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Government Obligations Fund as of April 30, 2006

INVESTMENT UPDATE

Susan Schiff

Co-Portfolio Manager

Christine Johnston

Co-Portfolio Manager

The Fund

Performance for the Past Six Months

•                     The Fund’s Class A shares had a total return of 1.31% during the six months ended April 30, 2006.(1) This return resulted from a decrease in net asset value per share (NAV) to $7.20 on April 30, 2006, from $7.34 on October 31, 2005, and the reinvestment of $0.235 in dividends.

•                     The Fund’s Class B shares had a total return of 0.93% during the six months ended April 30, 2006.(1) This return resulted from a decrease in NAV to $7.20 on April 30, 2006, from $7.34 on October 31, 2005, and the reinvestment of $0.208 in dividends.

•                     The Fund’s Class C shares had a total return of 0.79% during the six months ended April 30, 2006.1 This return resulted from a decrease in NAV to $7.19 on April 30, 2006, from $7.34 on October 31, 2005, and the reinvestment of $0.208 in dividends.

•                     The Fund’s Class R shares had a total return of 1.04% during the six months ended April 30, 2006.1 This return resulted from a decrease in NAV to $7.17 on April 30, 2006, from $7.32 on October 31, 2005, and the reinvestment of $0.226 in dividends.

•                     In comparison, the Lehman Brothers Intermediate Government Bond Index — a broad-based, unmanaged market index of intermediate-maturity, U.S. Government bonds — had a total return of 0.81% during the six months ended April 30, 2006.(2) For comparison with the Fund’s peer group, the Lipper Short/Intermediate U.S. Government Bond Fund Classification had an average total return of 0.75% during the same period.2 The Fund currently invests in a separate registered investment company with the same objective and policies as the Fund (the Portfolio). Given the continued spread narrowing of seasoned mortgage-backed securities (MBS) over Treasuries, the Fund’s overweighting in this segment of the market contributed to its outperformance of the Index and of its peer group.(3)

Recent Fund Developments

•                     With interest rates trending higher, the MBS market performed well during the six months ended April 30, 2006. Five-year Treasury yields rose 37 basis points (0.37%) during the six-month period, as the Federal Reserve (“The Fed”) raised short-term rates in an effort to contain inflation. The Fed hiked its Federal Funds rate — a key short-term interest rate benchmark — on five occasions from October 31, 2005 through April 2006, from 3.75% to 5.00%. The MBS market was also boosted by falling prepayment rates and by the participation of foreign buyers.

•                     During the six months ended April 30, 2006, the Portfolio continued to emphasize seasoned MBS, with their shorter average maturities and more stable prepayment rates than generic, unseasoned MBS. Seasoned MBS prepayment rates continued to decline during the six-month period. Accordingly, yield spreads on the Portfolio’s seasoned MBS tightened by approximately 45 basis points (0.45%), resulting in outperformance versus Treasuries.

•                     The Portfolio’s duration was 2.8 years at April 30, 2006, down from 3.2 years October 31, 2005. Duration is an indicator of price sensitivity to changes in interest rates of a fixed-income security or portfolio based on the timing of anticipated principal and interest payments. A shorter duration instrument normally has less exposure to interest rate risk than longer duration instruments.

(1)          These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares. If sales charges were deducted, the returns would be lower. Class R shares are offered to certain investors at NAV.

(2)          It is not possible to invest directly in an Index or Classification. The Index’s and Classification’s total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3)          Portfolio investments may not be representative of the Portfolio’s current or future investments and may change due to active management.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance Government Obligations Fund as of April 30, 2006

FUND PERFORMANCE

Performance(1)	Class A	Class B	Class C	Class R
Average Annual Total Returns (at net asset value)
One Year	1.74%	1.02%	1.02%	N.A.
Five Years	3.65	2.87	2.82	N.A.
Ten Years	4.92	4.13	4.07	N.A.
Life of Fund†	7.21	4.09	3.97	0.92

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-3.12%	-3.74%	0.06%	N.A.
Five Years	2.65	2.57	2.82	N.A.
Ten Years	4.41	4.13	4.07	N.A.
Life of Fund†	6.98	4.09	3.97	0.92

† Inception Dates — Class A: 8/24/84; Class B: 11/1/93; Class C: 11/1/93; Class R: 8/12/05

(1)          Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year Return for Class C reflects a 1% CDSC. Class R shares are offered to certain investors at NAV.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Diversification by Sectors(2)

(2)          Reflects the Portfolio’s total investments as of April 30, 2006. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

3

Eaton Vance Government Obligations Fund as of April 30, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 – April 30, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Government Obligations Fund

	Beginning Account Value (11/1/05)	Ending Account Value (4/30/06)	Expenses Paid During Period* (11/1/05 – 4/30/06)
Actual
Class A	$1,000.00	$1,013.10	$5.99
Class B	$1,000.00	$1,009.30	$9.71
Class C	$1,000.00	$1,007.90	$9.71
Class R	$1,000.00	$1,010.40	$7.23
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.01
Class B	$1,000.00	$1,015.10	$9.74
Class C	$1,000.00	$1,015.10	$9.74
Class R	$1,000.00	$1,017.60	$7.25

* Expenses are equal to the Fund's annualized expense ratio of 1.20% for Class A shares, 1.95% for Class B shares, 1.95% for Class C shares and 1.45% for Class R shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2005. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Government Obligations Fund as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investment in Government Obligations Portfolio, at value (identified cost, $668,961,848)	$663,461,557
Receivable for Fund shares sold	1,667,289
Total assets	$665,128,846
Liabilities
Payable for Fund shares redeemed	$2,185,219
Dividends payable	1,442,108
Payable to affiliate for distribution and service fees	385,624
Payable to affiliate for Trustees' fees	293
Accrued expenses	198,065
Total liabilities	$4,211,309
Net Assets	$660,917,537
Sources of Net Assets
Paid-in capital	$896,160,893
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(218,320,215)
Accumulated distributions in excess of net investment income	(11,422,850)
Net unrealized depreciation from Portfolio (computed on the basis of identified cost)	(5,500,291)
Total	$660,917,537
Class A Shares
Net Assets	$261,737,009
Shares Outstanding	36,368,048
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.20
Maximum Offering Price Per Share (100 ÷ 95.25 of $7.20)	$7.56
Class B Shares
Net Assets	$246,978,482
Shares Outstanding	34,312,304
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.20
Class C Shares
Net Assets	$152,194,713
Shares Outstanding	21,168,982
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.19
Class R Shares
Net Assets	$7,333
Shares Outstanding	1,023
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.17
On sales of $25,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Interest allocated from Portfolio	$15,234,387
Security lending income allocated from Portfolio	2,552,856
Expenses allocated from Portfolio	(2,806,356)
Net investment income from Portfolio	$14,980,887
Expenses
Trustees' fees and expenses	$1,740
Distribution and service fees	—
Class A	341,704
Class B	1,338,216
Class C	825,712
Class R	8
Transfer and dividend disbursing agent fees	372,033
Printing and postage	71,390
Registration fees	31,667
Custodian fee	25,420
Legal and accounting services	24,497
Miscellaneous	4,463
Total expenses	$3,036,850
Net investment income	$11,944,037
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$(1,717,287)
Financial futures contracts	985,761
Net realized loss	$(731,526)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(3,646,193)
Financial futures contracts	(338,049)
Net change in unrealized appreciation (depreciation)	$(3,984,242)
Net realized and unrealized loss	$(4,715,768)
Net increase in net assets from operations	$7,228,269

See notes to financial statements

5

Eaton Vance Government Obligations Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment income	$11,944,037	$20,261,321
Net realized gain (loss) from investment transactions and financial futures contracts	(731,526)	244,032
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(3,984,242)	(10,273,993)
Net increase in net assets from operations	$7,228,269	$10,231,360
Distributions to shareholders — From net investment income Class A	$(8,923,123)	$(21,581,086)
Class B	(7,731,223)	(20,634,084)
Class C	(4,775,649)	(13,604,205)
Class R	(103)	(23)
Tax return of capital Class A	—	(115,024)
Class B	—	(143,932)
Class C	—	(94,653)
Class R	—	(1)
Total distributions to shareholders	$(21,430,098)	$(56,173,008)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$19,543,677	$52,685,718
Class B	3,376,115	14,632,405
Class C	7,053,787	28,073,452
Class R	5,268	2,045
Net asset value of shares issued to shareholders in payment of distributions declared Class A	4,960,929	12,638,811
Class B	4,141,180	11,588,822
Class C	2,385,190	7,056,869
Class R	103	24
Cost of shares redeemed Class A	(52,968,955)	(116,893,744)
Class B	(42,457,105)	(102,325,855)
Class C	(36,147,112)	(113,209,077)
Class R	(5)	—
Net asset value of shares exchanged Class A	3,774,296	5,995,992
Class B	(3,774,296)	(5,995,992)
Net decrease in net assets from Fund share transactions	$(90,106,928)	$(205,750,530)
Net decrease in net assets	$(104,308,757)	$(251,692,178)

Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
At beginning of period	$765,226,294	$1,016,918,472
At end of period	$660,917,537	$765,226,294
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(11,422,850)	$(1,936,789)

See notes to financial statements

6

Eaton Vance Government Obligations Fund as of April 30, 2006

FINANCIAL STATEMENTS

Financial Highlights

	Class A
	Six Months Ended April 30, 2006		Year Ended October 31,		Period Ended October 31,		Year Ended December 31,
	(Unaudited)(1)		2005(1)(2)		2004(1)(2)(3)		2003(1)(2)	2002(1)(2)		2001(1)(2)(4)	2000(1)(2)
Net asset value — Beginning of period	$7.340	(2)	$7.740		$8.050		$8.620	$8.580		$8.460	$8.370
Income (loss) from operations
Net investment income	$0.139		$0.212		$0.215		$0.159	$0.346		$0.473	$0.618
Net realized and unrealized gain (loss)	(0.044)		(0.090)		(0.065)		(0.177)	0.298		0.268	0.105
Total income (loss) from operations	$0.095		$0.122		$0.150		$(0.018)	$0.644		$0.741	$0.723
Less distributions
From net investment income	$(0.235	)(2)	$(0.519)		$(0.460)		$(0.548)	$(0.581)		$(0.621)	$(0.619)
From tax return of capital	—		(0.003)		—		(0.004)	(0.023)		—	(0.014)
Total distributions	$(0.235)		$(0.522)		$(0.460)		$(0.552)	$(0.604)		$(0.621)	$(0.633)
Net asset value — End of period	$7.200		$7.340		$7.740		$8.050	$8.620		$8.580	$8.460
Total Return(5)	1.31%		2.03	%(6)	1.91%		(0.35)%	7.84%		9.06%	9.12%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$261,737		$291,931		$354,083		$435,022	$474,595		$291,249	$183,657
Ratios (As a percentage of average daily net assets):
Expenses(7)	1.20	%(9)	1.18%		1.13	%(9)	1.06%	1.11%		1.25%	1.21%
Expenses after custodian fee reduction(7)	1.20	%(9)	1.18%		1.13	%(9)	1.06%	1.11%		1.25%	1.21%
Interest expense(7)	0.00	%(8)(9)	0.00	%(8)	0.00	%(8)(9)	0.01%	0.00	%(8)	0.02%	0.02%
Net investment income	3.85	%(9)	2.82%		3.27	%(9)	1.90%	4.03%		5.50%	7.44%
Portfolio Turnover of the Portfolio	2%		30%		5%		67%	41%		21%	22%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 1.1594595-for-1 stock split effective on November 11, 2005.

(3)  For the ten-month period ended October 31, 2004.

(4)  The Fund, through its investment in the Portfolio, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes on net investment income per share and on the ratio of net investment income to average net assets for the year ended December 31, 2001 was a decrease of $0.139 per share and 1.61%, respectively. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Total return reflects an increase of 0.31% due to the change in the timing of the payment and reinvestment of distributions.

(7)  Includes the Fund's share of the Portfolio's allocated expenses.

(8)  Represents less than 0.01%.

(9)  Annualized.

See notes to financial statements

7

Eaton Vance Government Obligations Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2006		Year Ended October 31,		Period Ended October 31,		Year Ended December 31,
	(Unaudited)(1)		2005(1)		2004(1)(2)		2003(1)	2002(1)		2001(1)(3)	2000(1)
Net asset value — Beginning of period	$7.340		$7.740		$8.040		$8.610	$8.570		$8.450	$8.350
Income (loss) from operations
Net investment income	$0.112		$0.156		$0.166		$0.096	$0.282		$0.409	$0.557
Net realized and unrealized gain (loss)	(0.044)		(0.094)		(0.060)		(0.179)	0.297		0.266	0.109
Total income (loss) from operations	$0.068		$0.062		$0.106		$(0.083)	$0.579		$0.675	$0.666
Less distributions
From net investment income	$(0.208)		$(0.459)		$(0.406)		$(0.483)	$(0.512)		$(0.555)	$(0.550)
From tax return of capital	—		(0.003)		—		(0.004)	(0.027)		—	(0.016)
Total distributions	$(0.208)		$(0.462)		$(0.406)		$(0.487)	$(0.539)		$(0.555)	$(0.566)
Net asset value — End of period	$7.200		$7.340		$7.740		$8.040	$8.610		$8.570	$8.450
Total Return(4)	0.93%		1.15	%(5)	1.35%		(1.03)%	7.00%		8.23%	8.33%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$246,978		$291,079		$390,836		$555,947	$583,804		$240,472	$120,557
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.95	%(8)	1.93%		1.88	%(8)	1.81%	1.86%		1.99%	1.95%
Expenses after custodian fee reduction(6)	1.95	%(8)	1.93%		1.88	%(8)	1.81%	1.86%		1.99%	1.95%
Interest expense(6)	0.00	%(7)(8)	0.00	%(7)	0.00	%(7)(8)	0.01%	0.00	%(7)	0.02%	0.02%
Net investment income	3.09	%(8)	2.07%		2.52	%(8)	1.15%	3.29%		4.75%	6.72%
Portfolio Turnover of the Portfolio	2%		30%		5%		67%	41%		21%	22%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the ten-month period ended October 31, 2004.

(3)  The Fund, through its investment in the Portolio, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes on net investment income per share and on the ratio of net investment income to average net assets for the year ended December 31, 2001 was a decrease of $0.138 per share and 1.61%, respectively. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return in not computed on an annualized basis.

(5)  Total return reflects an increase of 0.24% due to the change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Represents less than 0.01%.

(8)  Annualized.

See notes to financial statements

8

Eaton Vance Government Obligations Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2006		Year Ended October 31,		Period Ended October 31,		Year Ended December 31,
	(Unaudited)(1)		2005(1)		2004(1)(2)		2003(1)	2002(1)		2001(1)(3)	2000(1)
Net asset value — Beginning of period	$7.340		$7.730		$8.040		$8.610	$8.570		$8.450	$8.360
Income (loss) from operations
Net investment income	$0.112		$0.157		$0.166		$0.096	$0.282		$0.392	$0.551
Net realized and unrealized gain (loss)	(0.054)		(0.085)		(0.070)		(0.179)	0.297		0.283	0.105
Total income (loss) from operations	$0.058		$0.072		$0.096		$(0.083)	$0.579		$0.675	$0.656
Less distributions
From net investment income	$(0.208)		$(0.459)		$(0.406)		$(0.483)	$(0.512)		$(0.555)	$(0.550)
From tax return of capital	—		(0.003)		—		(0.004)	(0.027)		—	(0.016)
Total distributions	$(0.208)		$(0.462)		$(0.406)		$(0.487)	$(0.539)		$(0.555)	$(0.566)
Net asset value — End of period	$7.190		$7.340		$7.730		$8.040	$8.610		$8.570	$8.450
Total Return(4)	0.79%		1.16	%(5)	1.22%		(1.02)%	6.99%		8.18%	8.19%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$152,195		$182,214		$272,000		$436,960	$472,515		$133,176	$32,837
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.95	%(8)	1.93%		1.88	%(8)	1.81%	1.85%		1.99%	2.04%
Expenses after custodian fee reduction(6)	1.95	%(8)	1.93%		1.88	%(8)	1.81%	1.85%		1.99%	2.04%
Interest expense(6)	0.00	%(7)(8)	0.00	%(7)	0.00	%(7)(8)	0.01%	0.00	%(7)	0.02%	0.02%
Net investment income	3.10	%(8)	2.08%		2.52	%(8)	1.15%	3.29%		4.55%	6.64%
Portfolio Turnover of the Portfolio	2%		30%		5%		67%	41%		21%	22%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the ten-month period ended October 31, 2004.

(3)  The Fund, through its investment in the Portfolio, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes on net investment income per share and on the ratio of net investment income to average net assets for the year ended December 31, 2001 was a decrease of $0.139 per share and 1.61%, respectively. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.11% due to the change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Represents less than 0.01%.

(8)  Annualized.

See notes to financial statements

9

Eaton Vance Government Obligations Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class R
	Six Months Ended April 30, 2006 (Unaudited)(1)		Period Ended October 31, 2005(1)(2)
Net asset value — Beginning of period	$7.320		$7.430
Income (loss) from operations
Net investment income	$0.119		$0.083
Net realized and unrealized loss	(0.043)		(0.091)
Total income (loss) from operations	$0.076		$(0.008)
Less distributions
From net investment income	$(0.226)		$(0.099)
From tax return of capital	—		(0.003)
Total distributions	$(0.226)		$(0.102)
Net asset value — End of period	$7.170		$7.320
Total Return(3)	1.04%		(0.12)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7		$2
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.45	%(6)	1.43	%(6)
Expenses after custodian fee reduction(4)	1.45	%(6)	1.43	%(6)
Interest expense(4)	0.00	%(5)(6)	0.00	%(5)(6)
Net investment income	3.33	%(6)	4.57	%(6)
Portfolio Turnover of the Portfolio	2%		30%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the commencement of operations, August 12, 2005, to October 31, 2005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Represents less than 0.01%.

(6)  Annualized.

See notes to financial statements

10

Eaton Vance Government Obligations Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Government Obligations Fund (the Fund) is a diversified entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a series of Eaton Vance Mutual Funds Trust. The Fund offers four classes of shares. Class A shares are generally sold subject to an initial sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 7). Class R shares are offered at net asset value and are not subject to an initial sales charge. The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Government Obligations Portfolio (the Portfolio), a New York Trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (85.7% at April 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $214,103,892 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax or excise tax. Such capital loss carryovers will expire on October 31, 2006 ($3,525,680), October 31, 2007 ($16,400,527), October 31, 2008 ($4,071,870), October 31, 2010 ($21,056,795), October 31, 2011 ($78,339,789), October 31, 2012 ($67,101,638), and October 31, 2013 ($23,607,593).

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

F  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for

11

Eaton Vance Government Obligations Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005(1)
Sales	2,686,115	6,998,330
Issued to shareholders electing to receive payments of distributions in Fund shares	682,315	1,677,716
Redemptions	(7,277,018)	(15,470,971)
Exchange from Class B shares	520,330	799,022
Net decrease	(3,388,258)	(5,995,903)

Class B	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	463,627	1,940,075
Issued to shareholders electing to receive payments of distributions in Fund shares	569,387	1,537,815
Redemptions	(5,834,473)	(13,563,248)
Exchange to Class A shares	(519,520)	(798,427)
Net decrease	(5,320,979)	(10,883,785)
Class C	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	971,463	3,724,161
Issued to shareholders electing to receive payments of distributions in Fund shares	328,297	937,421
Redemptions	(4,969,560)	(15,017,783)
Net decrease	(3,669,800)	(10,356,201)
Class R	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005(2)
Sales	731	276
Issued to shareholders electing to receive payments of distributions in Fund shares	14	3
Redemptions	(1)	—
Net increase	744	279

(1)  Transactions have been restated to reflect the effects of a 1.1594595-for-1 stock split effective November 11, 2005.

(2)  For the period from August 12, 2005, commencement of operations, to October 31, 2005

4  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2006 aggregated $33,145,743, and $149,462,043, respectively.

5  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 3 of the Portfolio's

12

Eaton Vance Government Obligations Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Notes to Financial Statements which are included elsewhere in this report. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2006, EVM earned $24,180 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $14,947 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2006.

6  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2006 amounted to $341,704 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5 and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts therefore paid to EVD by each respective class. The Fund paid or accrued $1,003,412 and $619,284 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2006, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At April 30, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $14,734,000 and $57,210,000 for Class B and Class C shares, respectively. The Class R Plan provides for the Fund to pay EVD an amount equal to 0.50% (annualized) of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% (annualized) of average daily net assets attributable to Class R shares. For the six months ended April 30, 2006 the Fund paid or accrued $4 for Class R shares to or payable to EVD, representing 0.25% (annualized) of the average daily net assets for Class R shares. The Class B, Class C and Class R Plans also authorize the Fund to make payments of service fees to EVD, investment dealers, and other persons in an amount not exceeding 0.25% (annualized) annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and C sales commissions and distribution fees and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for six months ended April 30, 2006 amounted to $334,804, $206,428 and $4 for Class B, Class C and Class R shares, respectively.

7  Contingent Deferred Sales Charge

Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund but will be subject to a 1.00% redemption fee if they are redeemed or exchanged within the first three months after the settlement of the purchase. A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their

13

Eaton Vance Government Obligations Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (see Note 6). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $11, $593,000, and $6,000 of CDSC paid by shareholders for Class A shares, Class B shares, and Class C shares, respectively, for the six months ended April 30, 2006.

8  Stock Split

On October 17, 2005, the Trustees of the Fund approved a 1.1594595-for-1 stock split for Class A shares, effective November 11, 2005. The stock split had no impact on the overall value of a shareholder's investment in the Fund.

14

Government Obligations Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 122.2%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.50%, with maturity at 2008	$2	$1,664
6.00%, with various maturities to 2026	1,710	1,727,307
6.25%, with maturity at 2008	1	1,203
6.50%, with various maturities to 2024	29,211	29,983,153
6.87%, with maturity at 2024	654	679,137
7.00%, with various maturities to 2026	21,565	22,477,674
7.09%, with maturity at 2023	2,090	2,184,170
7.25%, with maturity at 2022	2,850	2,990,658
7.31%, with maturity at 2027	694	729,599
7.50%, with various maturities to 2029(1)	24,384	25,761,932
7.63%, with maturity at 2019	1,274	1,346,706
7.75%, with various maturities to 2018	87	91,249
7.78%, with maturity at 2022	319	340,357
7.85%, with maturity at 2020	976	1,039,877
8.00%, with various maturities to 2028	38,524	40,872,771
8.13%, with maturity at 2019	1,900	2,036,726
8.15%, with various maturities to 2021	588	620,299
8.25%, with various maturities to 2017	856	887,164
8.50%, with various maturities to 2027	16,994	18,334,761
8.75%, with various maturities to 2016	482	492,375
9.00%, with various maturities to 2032	32,788	36,079,057
9.25%, with various maturities to 2017	1,367	1,435,422
9.50%, with various maturities to 2026	7,732	8,540,784
9.75%, with various maturities to 2018	454	472,786
10.00%, with various maturities to 2025	8,547	9,508,470
10.50%, with various maturities to 2021	4,975	5,611,347
10.75%, with maturity at 2011	144	151,047
11.00%, with various maturities to 2021	7,617	8,580,767
11.25%, with maturity at 2014	139	151,698
11.50%, with various maturities to 2019	3,935	4,406,160
11.75%, with maturity at 2011	133	143,899
12.00%, with various maturities to 2019	1,480	1,694,468
12.25%, with various maturities to 2019	173	193,979
12.50%, with various maturities to 2019	3,202	3,621,865
12.75%, with various maturities to 2015	47	54,036
13.00%, with various maturities to 2019	468	539,241
13.25%, with various maturities to 2019	59	67,983
13.50%, with various maturities to 2019	828	940,733
14.00%, with various maturities to 2016	178	204,666
14.50%, with various maturities to 2014	24	29,409
14.75%, with maturity at 2010	44	48,770
15.00%, with various maturities to 2013	395	461,026
15.25%, with maturity at 2012	27	32,538
15.50%, with maturity at 2011	8	8,917
16.00%, with maturity at 2012	33	38,815
16.25%, with various maturities to 2012	18	21,185
		$235,637,850

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Assn.:
0.25%, with maturity at 2014	$5	$4,211
4.44%, with maturity at 2033(2)	9,145	9,162,351
4.541%, with maturity at 2035(2)	4,381	4,398,888
4.546%, with various maturities to 2035(1)(2)	143,448	144,036,053
4.579%, with maturity at 2022(2)	3,941	3,947,340
4.587%, with maturity at 2020(2)	9,468	9,465,472
4.597%, with maturity at 2026(2)	2,924	2,933,395
4.598%, with maturity at 2022(2)	4,725	4,732,665
4.622%, with maturity at 2036(2)	4,495	4,513,670
4.695%, with maturity at 2036(2)	1,817	1,824,897
5.50%, with maturity at 2014(1)	20,598	20,485,010
6.00%, with various maturities to 2024	1,100	1,108,534
6.50%, with various maturities to 2026(1)	98,219	100,682,099
7.00%, with various maturities to 2029	50,914	52,951,188
7.25%, with various maturities to 2023	197	201,952
7.50%, with various maturities to 2029	26,635	27,942,896
7.75%, with maturity at 2008	27	27,563
7.875%, with maturity at 2021	1,793	1,915,158
7.979%, with maturity at 2030	91	97,351
8.00%, with various maturities to 2027	33,723	35,936,624
8.25%, with various maturities to 2025	1,366	1,441,700
8.33%, with maturity at 2020	2,016	2,174,413
8.50%, with various maturities to 2027	13,532	14,566,913
8.679%, with maturity at 2021	530	577,113
8.75%, with various maturities to 2017	694	713,983
8.91%, with maturity at 2010	210	218,322
9.00%, with various maturities to 2030	5,475	5,880,297
9.125%, with maturity at 2011	131	137,381
9.25%, with various maturities to 2016	234	243,275
9.50%, with various maturities to 2030	7,169	7,855,261
9.75%, with maturity at 2019	57	63,826
9.851%, with maturity at 2021	197	220,521
9.892%, with maturity at 2025	139	156,463
10.00%, with various maturities to 2027	6,740	7,471,466
10.151%, with maturity at 2021	186	209,651
10.153%, with maturity at 2023	310	348,393
10.388%, with maturity at 2020	269	295,429
10.406%, with maturity at 2021	320	358,590
10.50%, with various maturities to 2025	2,132	2,358,973
10.646%, with maturity at 2025	168	186,840
11.00%, with various maturities to 2025	3,487	3,903,405
11.243%, with maturity at 2019	225	252,621
11.50%, with various maturities to 2020	2,349	2,633,445
11.591%, with maturity at 2018	493	557,079
11.75%, with various maturities to 2017	259	291,334
12.00%, with various maturities to 2019	5,398	6,148,320
12.061%, with maturity at 2025	142	162,089
12.25%, with various maturities to 2015	261	296,256
12.406%, with maturity at 2021	193	219,763
12.50%, with various maturities to 2021	1,565	1,776,989
12.697%, with maturity at 2015	398	459,052
12.75%, with various maturities to 2015	368	416,471
13.00%, with various maturities to 2019	908	1,030,234

See notes to financial statements

15

Government Obligations Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
13.25%, with various maturities to 2015	$276	$313,654
13.50%, with various maturities to 2015	778	907,902
13.75%, with maturity at 2011	8	9,394
14.50%, with maturity at 2014	31	37,125
14.75%, with maturity at 2012	580	675,138
15.00%, with various maturities to 2013	698	824,815
15.50%, with maturity at 2012	89	104,957
15.75%, with maturity at 2011	3	3,122
16.00%, with maturity at 2012	287	343,039
		$493,212,331
Government National Mortgage Assn.:
6.50%, with maturity at 2024	$159	$162,845
7.00%, with various maturities to 2025(1)	49,275	51,326,324
7.25%, with maturity at 2022	144	151,372
7.50%, with various maturities to 2024	13,716	14,409,922
8.00%, with various maturities to 2027	31,474	33,551,322
8.25%, with various maturities to 2019	335	359,093
8.30%, with maturity at 2020	116	125,675
8.50%, with various maturities to 2018	5,495	5,940,858
9.00%, with various maturities to 2027	18,392	20,310,852
9.50%, with various maturities to 2026	14,164	15,669,928
10.00%, with various maturities to 2025	4,923	5,416,337
10.50%, with various maturities to 2020	5,075	5,703,792
11.00%, with various maturities to 2020	1,750	1,986,496
11.50%, with maturity at 2013	26	28,690
12.00%, with various maturities to 2015	1,677	1,911,166
12.50%, with various maturities to 2019	641	730,778
13.00%, with various maturities to 2014	192	220,997
13.50%, with maturity at 2011	7	8,066
14.50%, with maturity at 2014	6	7,131
15.00%, with various maturities to 2013	181	216,132
16.00%, with various maturities to 2012	25	29,858
		$158,267,634
Collateralized Mortgage Obligations:
Federal Home Loan Mortgage Corp., Series 1822, Class Z, 6.90%, due 2026	$4,249	$4,377,892
Federal Home Loan Mortgage Corp., Series 1896, Class Z, 6.00%, due 2026	2,208	2,220,888
Federal Home Loan Mortgage Corp., Series 2115, Class K, 6.00%, due 2029	6,364	6,405,232
Federal Home Loan Mortgage Corp., Series 2245, Class A, 8.00%, due 2027	24,148	25,455,379
Federal Home Loan Mortgage Corp., Series 30, Class I, 7.50%, due 2024	677	704,485
Federal National Mortgage Assn., Series 1993-149, Class M, 7.00%, due 2023	1,582	1,639,613
Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, due 2023	1,316	1,386,088
Federal National Mortgage Assn., Series 1993-250, Class Z, 7.00%, due 2023	998	1,026,195
Federal National Mortgage Assn., Series 1993-39, Class Z, 7.50%, due 2023	3,083	3,257,369

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Assn., Series 1994-82, Class Z, 8.00%, due 2024	$5,221	$5,507,484
Federal National Mortgage Assn., Series 2000-49, Class A, 8.00%, due 2027	2,623	2,775,943
Federal National Mortgage Assn., Series 2002-1, Class G, 7.00%, due 2023	2,036	2,109,237
Federal National Mortgage Assn., Series G-8, Class E, 9.00%, due 2021	928	1,015,778
Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, due 2022	1,136	1,200,389
		$59,081,972
Total Mortgage Pass-Throughs (identified cost $955,106,684)		$946,199,787
U.S. Treasury Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(3)	$6,000	$7,200,942
Total U.S. Treasury Obligations (identified cost, $6,257,575)		$7,200,942
Time Deposit — 0.8%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.86%, 5/1/06	$6,405	$6,405,000
Total Time Deposit (at amortized cost, $6,405,000)		$6,405,000
Total Investments — 123.9% (identified cost $967,769,259)		$959,805,729
Other Assets, Less Liabilities — (23.9)%		$(185,258,947)
Net Assets — 100.0%		$774,546,782

(1)  All or a portion of these securities were on loan at April 30, 2006.

(2)  Adjustable rate mortgage.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

16

Government Obligations Portfolio as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investments, at value including $187,033,342 of securities on loan (identified cost, $967,769,259)	$959,805,729
Cash	5,460
Receivable for investments sold	1,242,343
Interest receivable	5,765,791
Total assets	$966,819,323
Liabilities
Collateral for securities loaned	$191,486,676
Payable to affiliate for investment advisory fees	472,768
Payable for daily variation margin on open financial futures contracts	78,125
Payable to affiliate for Trustees' fees	2,058
Accrued expenses	232,914
Total liabilities	$192,272,541
Net Assets applicable to investors' interest in Portfolio	$774,546,782
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$782,062,368
Net unrealized depreciation (computed on the basis of identified cost)	(7,515,586)
Total	$774,546,782

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Interest	$17,503,152
Security lending income, net	2,929,703
Total investment income	$20,432,855
Expenses
Investment adviser fee	$2,976,126
Trustees' fees and expenses	12,241
Custodian fee	173,426
Legal and accounting services	34,980
Interest expense	5,398
Miscellaneous	16,432
Total expenses	$3,218,603
Deduct — Reduction of custodian fee	$328
Total expense reductions	$328
Net expenses	$3,218,275
Net investment income	$17,214,580
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(1,965,247)
Financial futures contracts	1,128,344
Net realized loss	$(836,903)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(4,273,150)
Financial futures contracts	(376,272)
Net change in unrealized appreciation (depreciation)	$(4,649,422)
Net realized and unrealized loss	$(5,486,325)
Net increase in net assets from operations	$11,728,255

See notes to financial statements

17

Government Obligations Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment income	$17,214,580	$29,976,667
Net realized gain (loss) from Investment transactions, and financial futures contracts	(836,903)	273,338
Net change in unrealized appreciation (depreciation) from investments, and financial futures contracts	(4,649,422)	(10,980,194)
Net increase in net assets from operations	$11,728,255	$19,269,811
Capital transactions — Contributions	$54,291,001	$180,309,793
Withdrawals	(157,745,329)	(394,108,150)
Net decrease in net assets from capital transactions	$(103,454,328)	$(213,798,357)
Net decrease in net assets	$(91,726,073)	$(194,528,546)
Net Assets
At beginning of period	$866,272,855	$1,060,801,401
At end of period	$774,546,782	$866,272,855

Statement of Cash Flows (Unaudited)

Increase (Decrease) in Cash	Six Months Ended April 30, 2006
Cash Flows From (Used For) Operating Activities — Purchase of investments	$(158,371,402)
Proceeds from sales of investments and principal repayments	273,414,132
Interest received, including net securities lending income	31,472,864
Interest paid	(8,021)
Operating expenses paid	(3,278,207)
Net purchase of short-term investments	(6,300,000)
Financial futures contracts transactions	822,382
Payment of collateral for securities loaned, net	(34,292,348)
Net cash from operating activities	$103,459,400
Cash Flows From (Used For) Financing Activities — Proceeds from capital contributions	$54,291,001
Payments for capital withdrawals	(157,745,329)
Net cash used for financing activities	$(103,454,328)
Net increase in cash	$5,072
Cash at beginning of period	$388
Cash at end of period	$5,460
Reconciliation of Net Increase in Net Assets From Operations to Net Cash From Operating Activities
Net increase in net assets from operations	$11,728,255
Increase in receivable for investments sold	(45,042)
Decrease in payable for investments purchased	(141,345,225)
Decrease in interest receivable	1,241,487
Increase in payable for daily variation margin	70,310
Decrease in payable to affiliate	(108)
Decrease in accrued expenses	(67,845)
Decrease in collateral for securities loaned	(34,292,348)
Net decrease in investments	266,169,916
Net cash from operating activities	$103,459,400

See notes to financial statements

18

Government Obligations Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2006		Year Ended October 31,		Period Ended October 31,		Year Ended December 31,
	(Unaudited)		2005		2004(1)		2003	2002		2001(2)	2000
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.79	%(4)	0.77%		0.75	%(4)	0.70%	0.75%		0.81%	0.84%
Expenses after custodian fee reduction	0.79	%(4)	0.77%		0.75	%(4)	0.70%	0.75%		0.81%	0.84%
Interest expense	0.00	%(3)(4)	0.00	%(3)	0.00	%(3)(4)	0.01%	0.00	%(3)	0.02%	0.02%
Net investment income	4.23	%(4)	3.21%		3.63	%(4)	2.26%	4.41%		5.91%	7.77%
Portfolio Turnover	2%		30%		5%		67%	41%		21%	22%
Total Return(5)	1.52%		2.46%		2.23%		0.01%	8.24%		9.52%	—
Net assets, end of period (000's omitted)	$774,547		$866,273		$1,060,801		$1,521,288	$1,572,812		$675,520	$339,990

(1)  For the ten-month period ended October 31, 2004.

(2)  The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed income securities. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in the ratio of net investment income to average net assest from 7.51% to 5.91%.

(3)  Represents less than 0.01%.

(4)  Annualized.

(5)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000. Total return is not computed on an annualized basis.

See notes to financial statements

19

Government Obligations Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Government Obligations Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to achieve a high current return by investing primarily in mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2006, the Eaton Vance Government Obligations Fund had a 85.7% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt securities (including collateralized mortgage obligations and certain mortgage backed securities ("MBS")) normally are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Most seasoned MBS are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations. For the six months ended April 30, 2006, $328 in credit balances were used to reduce the Portfolio's custodian fee.

E  Written Options — Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

F  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a

20

Government Obligations Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

G  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows is the amount included in the Portfolio's Statement of Assets and Liabilities and represents cash on hand at its custodian and does not include any short-term investments at April 30, 2006.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $17,026,177 and $273,459,174, respectively.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a fee computed at the monthly rate of 0.0625% (0.75% per annum) of the Portfolio's average daily net assets up to $500 million. On net assets of $500 million or more, BMR has contractually agreed to reduce its advisory fee as follows: 0.6875% annually on average daily net assets of $500 million but less than $1 billion; 0.6250% of average daily net assets of $1 billion but less than $1.5 billion; 0.5625% of average daily net assets of $1.5 billion but less than $2 billion; 0.5000% of average daily net assets of $2 billion but less than $2.5 billion; and

21

Government Obligations Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

0.4375% of average daily net assets of $2.5 billion and over. These contractual fee reductions cannot be terminated or decreased without the express consent of the Portfolio's Board of Trustees and its shareholders and are intended to continue indefinitely. For the six months ended April 30, 2006, the fee was equivalent to 0.73% (annualized) of the Portfolio's average net assets for such period and amounted to $2,976,126. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

4  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the six months ended April 30, 2006 was $249,724 and the average interest rate was 4.36%.

5  Securities Lending Agreement

The Portfolio has established a securities lending agreement with brokers in which the Portfolio lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Under the agreement, the Portfolio continues to earn interest on the securities loaned. Collateral received is generally cash, and the Portfolio invests the cash in accordance with the Portfolio's investment objective and policies and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio offsets a portion of the interest income received and amounted to $5,662,370 for the six months ended April 30, 2006. At April 30, 2006, the value of the securities loaned and the value of the collateral amounted to $187,033,342 and $191,486,676, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$976,238,042
Gross unrealized appreciation	$1,887,484
Gross unrealized depreciation	(18,319,797)
Net unrealized depreciation	$(16,432,313)

7  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2006 is as follows:

Futures Contracts
Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
06/06	500 U.S Treasury Five Year Note	Short	$(52,526,069)	$(52,078,125)	$447,944

At April 30, 2006, the Portfolio had sufficient cash and/or securities to cover margin requirements on any open futures contracts.

22

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

23

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

24

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Government Obligations Portfolio (the "Portfolio"), the portfolio in which the Government Obligations Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted the Adviser's experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Portfolio in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also

25

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for the Fund. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

26

Eaton Vance Government Obligations Fund

INVESTMENT MANAGEMENT

Eaton Vance Government Obligations Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Kevin S. Dyer
Vice President
Aamer Khan
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

27

Eaton Vance Government Obligations Fund

INVESTMENT MANAGEMENT

Government Obligations Portfolio

Officers
Mark Venezia
President
Christine Johnston
Vice President and
Co-Portfolio Manager
Susan Schiff
Vice President and
Co-Portfolio Manager
Dan A. Maalouly
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

28

This Page Intentionally Left Blank

Investment Adviser of Government Obligations Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Government Obligations Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Government Obligations Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objectives, risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

140-6/06  GOSRC

Semiannual Report April 30, 2006

EATON VANCE
HIGH
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at
1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commision's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at www.sec.gov.

Eaton Vance High Income Fund  as of April 30, 2006

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•                     The Fund’s Class A shares had a total return of 6.27% for the six months ended April 30, 2006.(1) This return resulted from an increase in net asset value per share (NAV) to $5.21 on April 30, 2006 from $5.10 on October 31, 2005, and the reinvestment of $0.205 in dividends.

•                     The Fund’s Class B shares had a total return of 5.88% for the six months ended April 30, 2006.(1) This return resulted from an increase in NAV to $5.19 on April 30, 2006 from $5.08 on October 31, 2005, and the reinvestment of $0.184 in dividends.

•                     The Fund’s Class C shares had a total return of 5.88% for the six months ended April 30, 2006.(1) This return resulted from an increase in NAV to $5.19 on April 30, 2006 from $5.08 on October 31, 2005, and the reinvestment of $0.184 in dividends.(2)

•                     In comparison, the Merrill Lynch U.S. High Yield Master II Index — an unmanaged index of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market —had a return of 4.98% for the six months ended April 30, 2006.(3) The Fund’s peer group, the Lipper High Current Yield funds Classification, had an average total return of 5.10% for the six months ended April 30, 2006.(3)

•                     Based on the Fund’s most recent dividends and NAVs on April 30, 2006 of $5.21 per share for Class A, $5.19 for Class B and $5.19 for Class C, the Fund’s distribution rates were 7.93%, 7.17% and 7.17%, respectively.(4) The SEC 30-day yields for Class A, Class B and Class C were 6.65%, 6.24% and 6.24%, respectively.(5)

Recent Fund Developments

•                     The high-yield market remained resilient during the six months ended April 30, 2006, despite a rise in interest rates. High-yield spreads narrowed further, from 370 basis points (3.70%) at October 31, 2005 to 310 basis points (3.10%) at April 30, 2006, near historical lows. While more leveraged than in recent years, new issue credit quality remained stable, reflecting household names with strong cash flow.

•                     The Fund currently invests in a separate registered investment company with the same objective and policies as the Fund (the Portfolio). Amid a flat yield curve, management maintained a short-duration approach. The market bid more strongly for shortermaturity bonds during the period, resulting in price appreciation for many of the Portfolio’s bonds. The Portfolio also had an exposure to floating-rate bonds, new to the high-yield market in the past year. These issues, which carried an added 200 basis point yield inducement, have their interest rates  djusted with changes in the London Inter-Bank Offered Rate (LIBOR) — the benchmark over which floating rates are typically set. The Portfolio also benefited from selected “yield-to-call” issues, some of which were redeemed by issuers at a premium as a result of acquisitions or dramatically improving fundamentals. The Portfolio also focused on senior bonds during the period, which are higher in the capital structure than subordinated bonds.(6)

•                     The Fund’s performance was additionally helped by the Portfolio’s investments in air transportation and building materials. Wireless telecom service providers also fared well, as they enjoyed continuing strong cash flow, subscriber growth and, in some cases, the benefits of refinancing older, higher-coupon debt.(6)

•                     In the relatively strong market, no particular sector in the Portfolio dramatically hurt performance. However, railroads, metals and homebuilders — areas in which the Portfolio had very small positions — were among the market laggards.(6)

(1)          These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares. If sales charges were deducted, returns would be lower.

(2)          Class C NAVs have been restated to reflect the effects of a stock split effective on November 11, 2005.

(3)          It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)          The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the NAV.

(5)          The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)          Portfolio investments may not be representative of the Portfolio’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to  investment risks, including possible loss of principal invested.

2

Eaton Vance High Income Fund  as of April 30, 2006

PERFORMANCE

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
Six Months	6.27%	5.88%	5.88%
One Year	10.87	9.82	9.96
Five Years	N.A.	7.95	7.90
Ten Years	N.A.	6.26	6.21
Life of Fund†	8.26	7.47	6.46

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	1.31%	0.88%	4.84%
One Year	5.68	4.82	8.96
Five Years	N.A.	7.67	7.90
Ten Years	N.A.	6.26	6.21
Life of Fund†	5.83	7.47	6.46

†                     Inception dates: Class A: 3/11/04; Class B: 8/19/86; Class C: 6/8/94

(1)          Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, returns would be lower. SEC Returns for Class A reflect the maximum 4.75% sales charge. SEC Returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year Return for Class C reflects 1% CDSC. Class A shares redeemed or exchanged within 90 days of the settlement of purchase are subject to a 1% redemption fee.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Portfolio Credit Quality Ratings(2)

(2)          Credit Quality ratings are those provided by Standard & Poor’s, a nationally recognized bond rating service. As of April 30, 2006. Ratings are shown as a percentage of the Portfolio’s total investments as of April 30, 2006. Portfolio statistics may not be representative of the Portfolio’s current or future investments and are subject to change due to active management.

3

Eaton Vance High Income Fund as of April 30, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 – April 30, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance High Income Fund

	Beginning Account Value (11/1/05)	Ending Account Value (4/30/06)	Expenses Paid During Period* (11/1/05 – 4/30/06)
Actual
Class A	$1,000.00	$1,062.70	$5.01
Class B	$1,000.00	$1,058.80	$8.83
Class C	$1,000.00	$1,058.80	$8.83
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$4.91
Class B	$1,000.00	$1,016.20	$8.65
Class C	$1,000.00	$1,016.20	$8.65

* Expenses are equal to the Fund's annualized expense ratio of 0.98% for Class A shares, 1.73% for Class B shares and 1.73% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 ( to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2005. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance High Income Fund as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investment in High Income Portfolio, at value (identified cost, $660,025,697)	$691,235,177
Receivable for Fund shares sold	760,166
Total assets	$691,995,343
Liabilities
Dividends payable	$2,432,482
Payable for Fund shares redeemed	1,259,537
Payable to affiliate for distribution and service fees	457,964
Payable to affiliate for Trustees' fees	293
Accrued expenses	163,365
Total liabilities	$4,313,641
Net Assets	$687,681,702
Sources of Net Assets
Paid-in capital	$1,054,837,734
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(395,370,634)
Accumulated distributions in excess of net investment income	(2,994,878)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	31,209,480
Total	$687,681,702
Class A Shares
Net Assets	$176,670,015
Shares Outstanding	33,933,740
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$5.21
Maximum Offering Price Per Share (100 ÷ 95.25 of $5.21)	$5.47
Class B Shares
Net Assets	$337,897,840
Shares Outstanding	65,072,958
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$5.19
Class C Shares
Net Assets	$173,113,847
Shares Outstanding	33,345,446
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$5.19
On sales of $25,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Interest allocated from Portfolio	$30,028,433
Dividends allocated from Portfolio	261,719
Miscellaneous income allocated from Portfolio	847,187
Expenses allocated from Portfolio	(2,072,944)
Net investment income from Portfolio	$29,064,395
Expenses
Trustees' fees and expenses	$1,740
Distribution and service fees Class A	210,317
Class B	1,756,547
Class C	899,577
Transfer and dividend disbursing agent fees	323,460
Printing and postage	66,843
Registration fees	49,884
Custodian fee	18,552
Legal and accounting services	17,556
Miscellaneous	306
Total expenses	$3,344,782
Net investment income	$25,719,613
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$9,044,029
Swap contracts	251,913
Foreign currency and forward foreign currency exchange contract transactions	14,905
Net realized gain	$9,310,847
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$6,162,527
Swap contracts	(166,800)
Foreign currency and forward foreign currency exchange contracts	34,024
Net change in unrealized appreciation (depreciation)	$6,029,751
Net realized and unrealized gain	$15,340,598
Net increase in net assets from operations	$41,060,211

See notes to financial statements

5

Eaton Vance High Income Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment income	$25,719,613	$57,060,141
Net realized gain from investments, swap contracts, foreign currency and forward foreign currency exchange contract transactions	9,310,847	18,266,672
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	6,029,751	(32,814,917)
Net increase in net assets from operations	$41,060,211	$42,511,896
Distributions to shareholders — From net investment income Class A	$(6,744,552)	$(12,730,268)
Class B	(12,729,496)	(30,883,089)
Class C	(6,523,726)	(15,750,677)
Total distributions to shareholders	$(25,997,774)	$(59,364,034)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$11,299,867	$26,164,140
Class B	7,340,847	23,213,445
Class C	11,492,245	32,396,910
Net asset value of shares issued to shareholders in payment of distributions declared Class A	2,717,017	5,227,870
Class B	5,391,572	13,457,467
Class C	2,692,316	6,751,299
Cost of shares redeemed Class A	(16,280,421)	(33,057,651)
Class B	(42,231,080)	(112,454,552)
Class C	(33,420,280)	(85,450,104)
Net asset value of shares exchanged Class A	10,214,328	20,572,317
Class B	(10,214,328)	(20,572,317)
Redemption Fees	1,315	8,009
Net decrease in net assets from Fund share transactions	$(50,996,602)	$(123,743,167)
Net decrease in net assets	$(35,934,165)	$(140,595,305)
Net Assets
At beginning of period	$723,615,867	$864,211,172
At end of period	$687,681,702	$723,615,867
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(2,994,878)	$(2,716,717)

See notes to financial statements

6

Eaton Vance High Income Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)(1)		2005(1)	2004(1)(2)
Net asset value — Beginning of period	$5.100		$5.210	$5.230
Income (loss) from operations
Net investment income	$0.202		$0.402	$0.262
Net realized and unrealized gain (loss)	0.113		(0.095)	(0.001)
Total income from operations	$0.315		$0.307	$0.261
Less distributions
From net investment income	$(0.205)		$(0.417)	$(0.281)
Total distributions	$(0.205)		$(0.417)	$(0.281)
Redemption fees	$0.000	(3)	$0.000 (3)	$0.000	(3)
Net asset value — End of period	$5.210		$5.100	$5.210
Total Return(4)	6.27%		6.01%	5.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$176,670		$165,125	$150,042
Ratios (As a percentage of average daily net assets):
Expenses(5)	0.98	%(6)	0.97%	0.96	%(6)
Expenses after custodian fee reduction(5)	0.98	%(6)	0.97%	0.96	%(6)
Net investment income	7.91	%(6)	7.70%	7.98	%(6)
Portfolio Turnover of the Portfolio	31%		62%	80%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the commencement of offering of Class A shares, March 11, 2004, to October 31, 2004.

(3)  Amounts represent less than $0.0005.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

See notes to financial statements

7

Eaton Vance High Income Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)(2)		2005(2)		2004(2)	2003	2002(1)	2001
Net asset value — Beginning of period	$5.080		$5.200		$5.050	$4.150	$4.860	$6.180
Income (loss) from operations
Net investment income	$0.183		$0.363		$0.392	$0.416	$0.431	$0.601
Net realized and unrealized gain (loss)	0.111		(0.106)		0.169	0.904	(0.672)	(1.206)
Total income (loss) from operations	$0.294		$0.257		$0.561	$1.320	$(0.241)	$(0.605)
Less distributions
From net investment income	$(0.184)		$(0.377)		$(0.411)	$(0.420)	$(0.429)	$(0.670)
From tax return of capital	—		—		—	—	(0.040)	(0.045)
Total distributions	$(0.184)		$(0.377)		$(0.411)	$(0.420)	$(0.469)	$(0.715)
Redemption fees	$0.000	(3)	$0.000	(3)	$0.000 (3)	$—	$—	$—
Net asset value — End of period	$5.190		$5.080		$5.200	$5.050	$4.150	$4.860
Total Return(4)	5.88%		5.34	%(5)	11.55%	33.26%	(5.46)%	(10.39)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$337,898		$370,036		$474,861	$662,381	$530,326	$648,544
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.73	%(7)	1.72%		1.71%	1.80%	1.79%	1.83%
Expenses after custodian fee reduction(6)	1.73	%(7)	1.72%		1.71%	1.80%	1.79%	1.83%
Net investment income	7.18	%(7)	6.95%		7.60%	8.96%	9.30%	10.91%
Portfolio Turnover of the Portfolio	31%		62%		80%	122%	88%	83%

(1)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investement income per share by $0.010, decrease net realized and unrealized losses per share by $0.010 and decrease the ratio of net investment income to average net assets from 9.52% to 9.30%. Per-share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Amounts represent less than $0.0005.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.33% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Annualized.

See notes to financial statements

8

Eaton Vance High Income Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)(2)(3)		2005(2)(3)		2004(2)(3)	2003(3)	2002(1)(3)	2001(3)
Net asset value — Beginning of period	$5.080		$5.200		$5.050	$4.150	$4.850	$6.160
Income (loss) from operations
Net investment income	$0.183		$0.363		$0.389	$0.417	$0.429	$0.603
Net realized and unrealized gain (loss)	0.111		(0.107)		0.171	0.903	(0.660)	(1.212)
Total income (loss) from operations	$0.294		$0.256		$0.560	$1.320	$(0.231)	$(0.609)
Less distributions
From net investment income	$(0.184)		$(0.376)		$(0.410)	$(0.420)	$(0.433)	$(0.654)
From tax return of capital	—		—		—	—	(0.036)	(0.047)
Total distributions	$(0.184)		$(0.376)		$(0.410)	$(0.420)	$(0.469)	$(0.701)
Redemption fees	$0.000	(4)	$0.000	(4)	$0.000 (4)	$—	$—	$—
Net asset value — End of period	$5.190		$5.080		$5.200	$5.050	$4.150	$4.850
Total Return(5)	5.88%		5.32	%(6)	11.38%	33.24%	(5.37)%	(10.31)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$173,114		$188,454		$239,308	$281,103	$195,037	$202,906
Ratios (As a percentage of average daily net assets):
Expenses(7)	1.73	%(8)	1.72%		1.71%	1.80%	1.79%	1.82%
Expenses after custodian fee reduction(7)	1.73	%(8)	1.72%		1.71%	1.80%	1.79%	1.82%
Net investment income	7.19	%(8)	6.96%		7.56%	8.93%	9.28%	10.85%
Portfolio Turnover of the Portfolio	31%		62%		80%	122%	88%	83%

(1)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investement income per share by $0.010, decrease net realized and unrealized losses per share by $0.010 and decrease the ratio of net investment income to average net assets from 9.50% to 9.28%. Per-share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Per share data have been restated to reflect the effects of a 1.3204633-for-1 stock split effective on November 11, 2005.

(4)  Amounts represent less than $0.0005.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Total return reflects an increase of 0.20% due to a change in the timing of the payment and reinvestment of distributions.

(7)  Includes the Fund's share of the Portfolio's allocated expenses.

(8)  Annualized.

See notes to financial statements

9

Eaton Vance High Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance High Income Fund (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase and assess a redemption fee of 1% for shares redeemed or exchanged within 90 days of the settlement of the purchase. Class B shares and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the High Income Portfolio (the Portfolio), a New York Trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (63.5% at April 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $399,909,630, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2008 ($20,863,469), October 31, 2009 ($235,765,703), and October 31, 2010 ($143,280,458), respectively.

D  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

E  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

H  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by

10

Eaton Vance High Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

I  Redemption Fees — Upon the redemption or exchange of shares by Class A shareholders within 90 days of the settlement of the purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Such daily dividends are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences relate primarily to the method for amortizing premiums.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	2,188,343	5,007,428
Issued to shareholders electing to receive payments of distributions in Fund shares	525,888	1,003,044
Redemptions	(3,158,231)	(6,327,933)
Exchange from Class B shares	1,981,161	3,929,337
Net increase	1,537,161	3,611,876
Class B	Six Months Ended April 30,2006 (Unaudited)	Year Ended October 31, 2005
Sales	1,428,722	4,446,355
Issued to shareholders electing to receive payments of distributions in Fund shares	1,046,555	2,584,766
Redemptions	(8,216,798)	(21,621,794)
Exchange to Class A shares	(1,984,226)	(3,937,314)
Net decrease	(7,725,747)	(18,527,987)
Class C	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005(1)
Sales	2,237,786	6,223,895
Issued to shareholders electing to receive payments of distributions in Fund shares	522,635	1,297,087
Redemptions	(6,499,000)	(16,478,015)
Net decrease	(3,738,579)	(8,957,033)

(1)  Transactions have been restated to reflect the effects of a 1.3204633-for-1 stock split effective on November 11, 2005.

Redemptions or exchanges of Class A shares made within 90 days of the settlement of the purchase are subject to a redemption fee equal to 1% of the amount redeemed. For the six months ended April 30, 2006 the Fund received redemption fees of $1,315 on Class A shares, which was less than $0.001 per share.

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this

11

Eaton Vance High Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended April 30, 2006, EVM earned $19,393 in sub-transfer agent fees. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $11,863 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2006.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2006 amounted to $210,317 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $1,317,410 and $674,683 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2006, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At April 30, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $22,447,000 and $37,668,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2006 amounted to $439,137 and $224,894 for Class B and Class C shares, respectively.

Certain officers and Trustees of the Fund are officers or directors of EVD.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $0, $386,000 and $8,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2006.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2006, aggregated $30,121,344 and $111,399,696, respectively.

8  Stock Split

On October 17, 2005, the Trustees of the Fund approved a 1.3204633-for-1 stock split for Class C shares, effective November 11, 2005. The stock split had no impact on the overall value of a shareholder's investment in the Fund.

12

High Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 3.4%(1)
Security	Principal Amount	Value
Broadcasting — 0.9%
Hit Entertainment, Inc., Term Loan, 9.97%, Maturing 5/4/06	$9,180,000	$9,257,461
		$9,257,461
Building Materials — 0.6%
Masonite International, Term Loan, 10.88%, Maturing 7/11/06	$7,000,000	$6,615,000
		$6,615,000
Gaming — 0.3%
BLB Worldwide Holdings, Term Loan, 7.83%, Maturing 6/8/06	$3,500,000	$3,568,540
		$3,568,540
Paper — 1.6%
Georgia Pacific Corp., Term Loan, 7.94%, Maturing 6/12/06	$16,800,000	$17,184,468
		$17,184,468
Total Senior, Floating Rate Interests (identified cost $36,563,275)		$36,625,469
Corporate Bonds & Notes — 88.4%
Security	Principal Amount (000's omitted)	Value
Aerospace — 0.2%
Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11	$1,575	$1,667,532
DRS Technologies, Inc., Sr. Sub. Notes, 7.625%, 2/1/18	935	964,219
		$2,631,751
Air Transportation — 1.1%
American Airlines, 7.80%, 10/1/06	$7,968	$7,992,081
American Airlines, 7.858%, 10/1/11	260	276,649
Continental Airlines, 7.033%, 6/15/11	2,705	2,598,578
Delta Air Lines, 9.50%, 11/18/08(2)(3)	1,518	1,487,640
		$12,354,948

Security	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 5.1%
Altra Industrial Motion, Inc., 9.00%, 12/1/11	$2,450	$2,474,500
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,230	1,236,150
Ford Motor Credit Co., 6.50%, 1/25/07	2,340	2,325,923
Ford Motor Credit Co., 7.375%, 10/28/09	9,280	8,580,873
Ford Motor Credit Co., 7.875%, 6/15/10	4,405	4,071,537
Ford Motor Credit Co., Variable Rate, 7.68%, 11/2/07	11,690	11,478,142
General Motors Acceptance Corp., 5.125%, 5/9/08	2,325	2,196,053
General Motors Acceptance Corp., 5.85%, 1/14/09	1,140	1,072,505
General Motors Acceptance Corp., 6.125%, 9/15/06	2,325	2,306,900
General Motors Acceptance Corp., 7.00%, 2/1/12	470	441,821
General Motors Acceptance Corp., 8.00%, 11/1/31	3,480	3,308,426
Keystone Automotive Operations, Inc., Sr. Sub. Notes, 9.75%, 11/1/13	1,195	1,087,450
Metaldyne Corp., 10.00%, 11/1/13	1,100	1,064,250
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	3,955	4,399,937
Tenneco Automotive, Inc., Sr. Sub. Notes, 8.625%, 11/15/14	2,965	3,016,887
TRW Automotive, Inc., Sr. Sub. Notes, 11.00%, 2/15/13	2,142	2,377,620
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,644,950
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05(2)	3,811	14,291
Visteon Corp., Sr. Notes, 8.25%, 8/1/10	2,215	1,999,037
		$55,097,252
Broadcasting — 2.1%
Nexstar Finance Holdings, LLC, Inc., Sr. Disc. Notes, 11.375%, (0% until 2008), 4/1/13	$5,580	$4,659,300
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12(3)	2,200	2,359,500
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14(3)	7,400	8,343,500
Sirius Satellite Radio, Sr. Notes, 9.625%, 8/1/13	4,815	4,730,737
XM Satellite Radio, Inc., Sr. Notes, 9.75%, 5/1/14(3)	2,265	2,287,650
		$22,380,687
Building Materials — 3.2%
Coleman Cable, Inc., Sr. Notes, 9.875%, 10/1/12	$1,590	$1,450,875
General Cable Corp., Sr. Notes, 9.50%, 11/15/10	2,745	2,978,325
Goodman Global Holdings, Inc., Sr. Notes, Variable Rate, 7.491%, 6/15/12	3,715	3,798,587

See notes to financial statements

13

High Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Building Materials (continued)
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	$745	$778,525
Interline Brands, Inc., Sr. Sub. Notes, 11.50%, 5/15/11	2,828	3,153,220
MAAX Corp., Sr. Sub. Notes, 9.75%, 6/15/12	2,175	1,881,375
Nortek, Inc., Sr. Sub Notes, 8.50%, 9/1/14	6,370	6,561,100
NTK Holdings, Inc., Sr. Disc. Notes, 10.75%, (0.00% until 2009) 3/1/14	2,815	2,156,994
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13(3)	3,515	3,462,275
RMCC Acquisition Co., Sr. Sub. Notes, 9.50%, 11/1/12(3)	8,095	8,499,750
		$34,721,026
Cable / Satellite TV — 3.0%
Adelphia Communications, Sr. Notes, 10.25%, 11/1/06(2)	$3,555	$1,679,737
Adelphia Communications, Sr. Notes, Series B, 9.25%, 10/1/32(2)	7,585	3,583,912
CCO Holdings, LLC / CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	5,240	5,161,400
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	15,356
CSC Holdings, Inc., Sr. Notes, Series B, 7.625%, 4/1/11	615	628,837
Insight Communications, Sr. Disc. Notes, 12.25%, 2/15/11	16,840	17,997,750
Kabel Deutschland GMBH, 10.625%, 7/1/14(3)	3,065	3,325,525
		$32,392,517
Capital Goods — 4.5%
Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11(3)	$7,765	$8,502,675
Case New Holland, Inc., Sr. Notes, 7.125%, 3/1/14(3)	6,965	6,877,937
Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11	5,575	5,951,312
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15(3)	2,370	2,452,950
Dresser, Inc., 9.375%, 4/15/11	8,975	9,378,875
Koppers, Inc., 9.875%, 10/15/13	41	45,100
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	589	644,955
Milacron Escrow Corp., 11.50%, 5/15/11	4,340	4,155,550
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 5/1/12	2,685	2,953,500
Mueller Holdings, Inc., Disc. Notes, 14.75%, (0.00% until 2009), 4/15/14	3,975	3,299,250

Security	Principal Amount (000's omitted)	Value
Capital Goods (continued)
Rexnord Corp., 10.125%, 12/15/12	$1,195	$1,317,487
Thermadyne Holdings Corp., Sr. Sub. Notes, 9.25%, 2/1/14	4,167	3,833,640
		$49,413,231
Chemicals — 5.1%
BCP Crystal Holdings Corp., Sr. Sub. Notes, 9.625%, 6/15/14	$3,783	$4,180,215
Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B, 10.50%, (0.00% until 2009) 10/1/14	3,465	2,754,675
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	3,900	4,270,500
Hexion U.S. Finance/Nova Scotia Finance, 9.00%, 7/15/14	2,130	2,209,875
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13	6,000	6,840,000
Ineos Group Holdings PLC, 8.50%, 2/15/16(3)	8,595	8,208,225
Lyondell Chemical Co., 11.125%, 7/15/12	1,170	1,298,700
Nalco Co., Sr. Notes, 7.75%, 11/15/11	3,310	3,343,100
Nova Chemicals Corp., Senior Notes, Variable Rate, 7.561%, 11/15/13	2,325	2,336,625
OM Group, Inc., 9.25%, 12/15/11	10,260	10,644,750
Polyone Corp., Sr. Notes, 8.875%, 5/1/12	730	744,600
Polyone Corp., Sr. Notes, 10.625%, 5/15/10	4,885	5,300,225
PQ Corp., 7.75%, 2/15/13(3)	1,305	1,246,275
Rockwood Specialties Group, Sr. Sub. Notes, 10.625%, 5/15/11	1,505	1,640,450
		$55,018,215
Consumer Products — 1.1%
Fedders North America, Inc., 9.875%, 3/1/14	$2,982	$2,519,790
Jafra Cosmetics/Distribution, Sr. Sub. Notes, 10.75%, 5/15/11	1,260	1,360,800
Nutro Products, Inc., Sr. Notes, Variable Rate, 9.23%, 10/15/13(3)	915	937,875
Nutro Products, Inc., Sr. Sub. Notes, 10.75%, 4/15/14(3)	1,370	1,424,800
Samsonite Corp., Sr. Sub. Notes, 8.875%, 6/1/11	2,765	2,944,725
Steinway Musical Instruments, Sr. Notes, 7.00%, 3/1/14(3)	1,855	1,850,362
WH Holdings Ltd./WH Capital Corp., Sr. Notes, 9.50%, 4/1/11	1,290	1,386,750
		$12,425,102

See notes to financial statements

14

High Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Containers — 1.1%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$3,945	$3,964,725
Pliant Corp. (PIK), 11.625%, 6/15/09(3)	2,760	3,011,239
Solo Cup Co., Sr. Sub. Notes, 8.50%, 2/15/14	5,405	5,161,775
		$12,137,739
Diversified Financial Services — 0.8%
E*Trade Financial Corp., Sr. Notes, 8.00%, 6/15/11	$745	$772,937
Residential Capital Corp., 6.875%, 6/30/15	1,945	1,975,089
Residential Capital Corp., Sub. Notes, Variable Rate, 6.898%, 4/17/09(3)	5,710	5,711,091
		$8,459,117
Diversified Media — 3.2%
Advanstar Communications, Inc., 10.75%, 8/15/10	$7,400	$8,066,000
Affinion Group, Inc., 10.125%, 10/15/13(3)	1,125	1,167,187
Affinion Group, Inc., Sr. Sub. Notes, 11.50%, 10/15/15(3)	1,580	1,627,400
CanWest Media, Inc., 8.00%, 9/15/12	19,508	19,873,620
LBI Media, Inc., 10.125%, 7/15/12	2,020	2,181,600
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	2,760	2,087,250
		$35,003,057
Energy — 5.5%
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14(3)	$3,180	$3,275,400
Aventine Renewable Energy Holdings, Inc., Variable Rate, 10.91%, 12/15/11(3)	2,860	3,017,300
Clayton Williams Energy, Inc., Sr. Notes, 7.75%, 8/1/13	1,450	1,373,875
Copano Energy LLC, Sr. Notes, 8.125%, 3/1/16(3)	805	831,162
El Paso Corp., Sr. Notes, 9.625%, 5/15/12(3)	2,880	3,196,800
El Paso Production Holding Co., 7.75%, 6/1/13	630	652,837
Encore Acquisition Co., Sr. Sub Notes, 7.25%, 12/1/17	2,335	2,326,244
Giant Industries, 8.00%, 5/15/14	2,845	2,937,462
Inergy L.P. / Finance, Sr. Notes, 6.875%, 12/15/14	4,700	4,465,000
Northwest Pipeline Corp., 8.125%, 3/1/10	825	873,469
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13(3)	1,225	1,298,500
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	665	738,150
Petrobras International Finance Co., 7.75%, 9/15/14	670	725,610
Petrobras International Finance, Sr. Notes, 9.125%, 7/2/13	1,925	2,237,812

Security	Principal Amount (000's omitted)	Value
Energy (continued)
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	$5,035	$5,547,558
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08	4,602	4,786,080
Semgroup L.P., Sr. Notes, 8.75%, 11/15/15(3)	3,065	3,141,625
Southern Natural Gas, 8.875%, 3/15/10	1,200	1,279,800
Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 6/1/10	6,810	7,354,800
United Refining Co., Sr. Notes, 10.50%, 8/15/12	4,175	4,383,750
VeraSun Energy Corp., 9.875%, 12/15/12(3)	3,555	3,803,850
Williams Cos., Inc. (The), 8.75%, 3/15/32	1,265	1,464,237
		$59,711,321
Entertainment / Film — 1.0%
AMC Entertainment, Inc., Sr. Sub. Notes, 9.875%, 2/1/12	$5,070	$5,146,050
AMC Entertainment, Inc., Variable Rate, 8.999%, 8/15/10	695	721,062
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009) 8/15/14	7,210	5,245,275
		$11,112,387
Environmental — 1.0%
Aleris International, Inc., 9.00%, 11/15/14	$2,968	$3,116,400
Aleris International, Inc., 10.375%, 10/15/10	2,895	3,191,737
Waste Services, Inc., Sr. Sub Notes, 9.50%, 4/15/14	4,810	5,002,400
		$11,310,537
Food & Drug Retail — 1.2%
Jean Coutu Group (PJC), Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$905	$852,962
Rite Aid Corp., 6.125%, 12/15/08(3)	5,815	5,713,237
Rite Aid Corp., 7.125%, 1/15/07	4,265	4,296,988
Rite Aid Corp., 8.125%, 5/1/10	2,415	2,481,413
		$13,344,600
Food / Beverage / Tobacco — 2.1%
ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008) 11/1/11	$6,270	$5,266,800
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	3,900	4,070,625
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13	6,060	6,105,450

See notes to financial statements

15

High Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Food / Beverage / Tobacco (continued)
UAP Holding Corp., Sr. Disc. Notes, 10.75%, (0% until 2008) 7/15/12	$6,370	$5,772,813
United Agricultural Products, Sr. Notes, 8.25%, 12/15/11	1,632	1,713,600
		$22,929,288
Gaming — 5.5%
CCM Merger, Inc., 8.00%, 8/1/13(3)	$1,480	$1,443,000
Chukchansi EDA, Sr. Notes, Variable Rate, 8.06%, 11/15/12(3)	3,320	3,444,500
Eldorado Casino Shreveport (PIK), 10.00%, 8/1/12	942	758,625
Galaxy Entertainment Finance, 9.875%, 12/15/12(3)	3,800	4,622,799
Galaxy Entertainment Finance, Variable Rate, 9.655%, 12/15/10(3)	2,800	2,926,000
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13(3)	2,385	2,516,175
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	3,720	4,045,500
Kerzner International Ltd., Sr. Sub. Notes, 6.75%, 10/1/15	570	594,225
Majestic Star Casino, LLC, 9.50%, 10/15/10	1,825	1,952,750
Majestic Star Casino, LLC, 9.75%, 1/15/11(3)	2,715	2,796,450
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	1,570	1,640,650
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	4,585	4,607,925
San Pasqual Casino, 8.00%, 9/15/13(3)	3,740	3,796,100
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	11,250	11,137,500
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(3)	2,825	2,952,125
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/12(3)	9,912	10,457,160
		$59,691,484
Healthcare — 5.0%
Accellent, Inc., 10.50%, 12/1/13	$5,150	$5,562,000
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,530	4,869,750
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010) 1/1/15	5,300	3,776,250
Encore Medical IHC, Inc., 9.75%, 10/1/12	3,230	3,302,675
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12	3,715	3,677,850

Security	Principal Amount (000's omitted)	Value
Healthcare (continued)
Multiplan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16(3)	$2,855	$2,915,669
National Mentor, Inc., Sr. Sub. Notes, 9.625%, 12/1/12	1,580	1,793,300
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	2,370	2,393,700
Service Corp. International, Sr. Notes, 7.50%, 6/15/17(3)	1,240	1,221,400
Tenet Healthcare Corp., Sr. Notes, 6.50%, 6/1/12	3,250	2,998,125
Tenet Healthcare Corp., Sr. Notes, 9.50%, 2/1/15(3)	460	470,350
US Oncology, Inc., 9.00%, 8/15/12	2,665	2,838,225
US Oncology, Inc., 10.75%, 8/15/14	5,315	5,972,731
Vanguard Health Holding Co. II, LLC, Sr. Sub. Notes, 9.00%, 10/1/14	3,890	4,035,875
Ventas Realty L.P. / Capital Corp., Sr. Notes, 7.125%, 6/1/15	1,725	1,755,188
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	6,215	6,246,075
		$53,829,163
Homebuilders / Real Estate — 0.1%
Stanley-Martin Co., 9.75%, 8/15/15(3)	$955	$878,600
		$878,600
Hotels — 0.6%
Felcor Lodging L.P., Sr. Notes, Variable Rate, 8.83%, 6/1/11	$1,660	$1,730,550
Host Marriot L.P., Series O, 6.375%, 3/15/15	510	495,975
Meristar Hospitality Corp., 9.00%, 1/15/08	1,925	2,042,906
Meristar Hospitality Corp., 9.125%, 1/15/11	1,470	1,697,850
		$5,967,281
Leisure — 3.2%
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(3)	$2,315	$2,338,150
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 14.50%, 4/1/14(3)	2,375	2,398,750
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 9.818%, 4/1/12(3)	3,585	3,620,850
Six Flags Theme Parks, Inc., Sr. Notes, 8.875%, 2/1/10	4,375	4,407,813
Six Flags Theme Parks, Inc., Sr. Notes, 9.625%, 6/1/14	3,510	3,571,425

See notes to financial statements

16

High Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Leisure (continued)
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	$9,600	$10,620,000
Universal City Florida Holding, Sr. Notes, Variable Rate, 9.43%, 5/1/10	7,345	7,602,075
		$34,559,063
Metals / Mining — 0.6%
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12	$1,665	$1,831,500
Novelis, Inc., Sr. Notes, 7.25%, 2/15/15(3)	5,040	4,914,000
		$6,745,500
Paper — 3.6%
Abitibi-Consolidated, Inc., 6.95%, 4/1/08	$2,005	$2,015,025
Georgia-Pacific Corp., 9.50%, 12/1/11	5,330	5,876,325
JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	7,995	8,474,700
NewPage Corp., 10.00%, 5/1/12	8,055	8,669,194
NewPage Corp., Variable Rate, 10.93%, 5/1/12	2,120	2,332,000
Stone Container Corp., 7.375%, 7/15/14	3,145	2,909,125
Stone Container Corp., Sr. Notes, 9.25%, 2/1/08	8,555	8,875,813
		$39,152,182
Publishing / Printing — 2.8%
American Media Operations, Inc., Series B, 10.25%, 5/1/09	$6,219	$5,861,408
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	1,615	1,647,300
Dex Media West, LLC, Sr. Sub. Notes, 9.875%, 8/15/13	740	818,625
Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 2/1/13	7,595	8,164,625
Medianews Group, Inc., Sr. Sub. Notes, 6.875%, 10/1/13	450	414,000
R.H. Donnelley Corp., Sr. Disc. Notes, 6.875%, 1/15/13(3)	2,480	2,318,800
R.H. Donnelley Corp., Sr. Disc. Notes, 6.875%, 1/15/13(3)	4,470	4,179,450
R.H. Donnelley Corp., Sr. Notes, 8.875%, 1/15/16(3)	6,925	7,158,719
		$30,562,927
Railroad — 0.7%
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	$5,190	$5,605,200
TFM SA de C.V., Sr. Notes, 12.50%, 6/15/12	1,290	1,435,125
		$7,040,325

Security	Principal Amount (000's omitted)	Value
Restaurants — 0.5%
EPL Finance Corp., Sr. Notes, 11.75%, 11/15/13(3)	$3,020	$3,140,800
NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14(3)	2,035	2,065,525
		$5,206,325
Services — 3.4%
Avis Budget Car Rental, LLC, Sr. Notes, Variable Rate, 7.576%, 5/15/14(3)	$905	$935,544
Hertz Corp., Sr. Notes, 8.875%, 1/1/14(3)	8,160	8,710,800
Hertz Corp., Sr. Sub. Notes, 10.50%, 1/1/16(3)	3,490	3,878,263
Hydrochem Industrial Services, Inc., Sr. Sub Notes, 9.25%, 2/15/13(3)	1,015	1,012,463
Knowledge Learning Center, Sr. Sub. Notes, 7.75%, 2/1/15(3)	2,545	2,427,294
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,640	2,323,200
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	5,555	5,846,638
Safety Products Holdings, Inc., Sr. Notes (PIK), 11.75%, 1/1/12(3)	4,166	4,210,739
United Rentals North America, Inc., 6.50%, 2/15/12	400	394,000
United Rentals North America, Inc., Sr. Sub. Notes, 7.00%, 2/15/14	7,900	7,643,250
		$37,382,191
Steel — 0.8%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	$2,915	$3,283,989
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(3)	5,020	5,409,050
		$8,693,039
Super Retail — 3.0%
Affinity Group, Inc., Sr. Sub. Notes, 9.00%, 2/15/12	$3,815	$3,853,150
Autonation, Inc., Variable Rate, 7.045%, 4/15/13(3)	1,595	1,630,888
General Nutrition Centers, Inc., 8.625%, 1/15/11	1,150	1,184,500
GSC Holdings Corp., 8.00%, 10/1/12(3)	12,640	12,719,000
GSC Holdings Corp., Variable Rate, 8.865%, 10/1/11(3)	4,515	4,678,669
Neiman Marcus Group, Inc., Sr. Notes, 9.00%, 10/15/15(3)	5,790	6,180,825
Neiman Marcus Group, Inc., Sr. Sub. Notes, 10.375%, 10/15/15(3)	2,360	2,537,000
		$32,784,032

See notes to financial statements

17

High Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Technology — 3.4%
Activant Solutions, Inc., 9.50%, 5/1/16(3)(4)	$1,130	$1,155,425
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 11/1/12	2,735	2,871,750
Amkor Technologies, Inc., Sr. Notes, 7.125%, 3/15/11	75	71,625
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	730	699,888
CPI Holdco, Inc., Sr. Notes, Variable Rate, 10.561%, 2/1/15	1,545	1,606,800
Solectron Global Financial Ltd., Sr. Sub. Notes, 8.00%, 3/15/16(3)	690	702,075
Sungard Data Systems, Inc., Sr. Notes, 9.125%, 8/15/13(3)	5,060	5,426,850
Sungard Data Systems, Inc., Sr. Notes, Variable Rate, 9.431%, 8/15/13(3)	1,170	1,246,050
Sungard Data Systems, Inc., Sr. Sub. Notes, 10.25%, 8/15/15(3)	6,595	7,122,600
UGS Corp., 10.00%, 6/1/12	12,660	13,894,350
Xerox Corp., 9.75%, 1/15/09	2,320	2,534,600
		$37,332,013
Telecommunications — 7.5%
AirGate PCS, Inc., Variable Rate, 8.825%, 10/15/11	$1,350	$1,402,313
Alamosa Delaware, Inc., Sr. Notes, 11.00%, 7/31/10	7,270	8,078,788
Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	4,105	4,510,369
Digicel Ltd., Sr. Notes, 9.25%, 9/1/12(3)	2,600	2,762,500
Inmarsat Finance PLC, 7.625%, 6/30/12	3,429	3,531,870
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate, 9.614%, 1/15/12	7,410	7,558,200
Intelsat Ltd., Sr. Notes, 5.25%, 11/1/08	12,460	12,055,050
IWO Holdings, Inc., 10.75%, (0.00% until 2010) 1/15/15	2,470	1,871,025
IWO Holdings, Inc., 14.00%, 1/15/11(2)	7,490	0
IWO Holdings, Inc., Variable Rate, 8.818%, 1/15/12	675	707,063
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07	125	126,250
New Skies Satellites NV, Sr. Notes, Variable Rate, 9.573%, 11/1/11	2,525	2,613,375
New Skies Satellites NV, Sr. Sub. Notes, 9.125%, 11/1/12	6,015	6,511,238
Qwest Communications International, Inc., 7.25%, 2/15/11	1,525	1,542,156
Qwest Communications International, Inc., 7.50%, 2/15/14	10,750	10,884,375

Security	Principal Amount (000's omitted)	Value
Telecommunications (continued)
Qwest Communications International, Inc., Sr. Notes, 7.50%, 11/1/08	$155	$155,388
Qwest Corp., Sr. Notes, 7.625%, 6/15/15	2,510	2,622,950
Qwest Corp., Sr. Notes, Variable Rate, 8.16%, 6/15/13	685	749,219
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12	380	400,900
Rogers Wireless, Inc., Variable Rate, 8.035%, 12/15/10	3,870	4,005,450
Telemig Celular SA/Amazonia Celular SA, 8.75%, 1/20/09(3)	2,030	2,136,575
U.S. West Communications, Debs., 7.20%, 11/10/26	585	576,956
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11	5,915	6,521,288
		$81,323,298
Textiles / Apparel — 3.4%
Levi Strauss & Co., Sr. Notes, 12.25%, 12/15/12	$11,260	$12,780,100
Levi Strauss & Co., Sr. Notes, Variable Rate, 9.74%, 4/1/12	5,320	5,566,050
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	7,475	7,755,313
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	3,325	3,358,250
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	1,350	1,363,500
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13	3,615	3,822,863
Quiksilver, Inc., 6.875%, 4/15/15	1,650	1,600,500
Russell Corp., 9.25%, 5/1/10	1,155	1,212,750
		$37,459,326
Transportation Ex Air / Rail — 0.6%
H-Lines Finance Holding Corp., Sr. Disc. Notes, 11.00%, (0.00% until 2008) 4/1/13	$1,785	$1,526,175
Horizon Lines, LLC, 9.00%, 11/1/12	2,837	2,968,211
Quality Distribution, LLC/QD Capital Corp., Variable Rate, 9.568%, 1/15/12	2,100	2,105,250
		$6,599,636
Utilities — 2.4%
AES Corp., Sr. Notes, 8.75%, 5/15/13(3)	$2,030	$2,207,625
AES Corp., Sr. Notes, 8.875%, 2/15/11	457	493,560
AES Corp., Sr. Notes, 9.00%, 5/15/15(3)	1,585	1,735,575
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,495	2,812,097
Dynegy Holdings, Inc., 8.375%, 5/1/16(3)	2,320	2,320,000
Dynegy Holdings, Inc., Debs., 7.625%, 10/15/26	3,205	2,916,550
Mirant North America, LLC, Sr. Notes, 7.375%, 12/31/13(3)	1,055	1,064,231

See notes to financial statements

18

High Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Utilities (continued)
Mission Energy Holding Co., 13.50%, 7/15/08	$3,895	$4,445,169
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	890	900,013
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	6,490	7,431,050
		$26,325,870
Total Corporate Bonds & Notes (identified cost $934,258,234)		$961,975,030
Convertible Bonds — 1.2%
Security	Principal Amount (000's omitted)	Value
Aerospace — 0.3%
L-3 Communications Corp., 3.00%, 8/1/35(3)	$3,890	$3,890,000
		$3,890,000
Broadcasting — 0.4%
Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	$1,275	$1,120,406
XM Satellite Radio Holdings, Inc., 1.75%, 12/1/09	1,185	986,512
XM Satellite Radio, Inc., 1.75%, 12/1/09(3)	2,450	2,039,625
		$4,146,543
Gaming — 0.2%
Kerzner International Ltd., 2.375%, 4/15/24(3)	$1,570	$2,127,350
		$2,127,350
Technology — 0.3%
Amkor Technologies, Inc., 5.75%, 6/1/06	$1,580	$1,587,900
Nortel Networks Ltd., 4.25%, 9/1/08	1,315	1,252,538
		$2,840,438
Total Convertible Bonds (identified cost, $13,125,353)		$13,004,331

Common Stocks — 1.4%
Security	Shares	Value
Gaming — 0.7%
Shreveport Gaming Holdings, Inc.(4)(5)	6,014	$107,350
Trump Entertainment Resorts, Inc.(5)	418,311	7,956,275
		$8,063,625
Telecommunications — 0.2%
Crown Castle International Corp.(5)	49,828	$1,676,463
		$1,676,463
Transportation Ex Air/Rail — 0.0%
Quality Distribution, Inc.(5)	4,335	$65,567
		$65,567
Utilities — 0.5%
Mirant Corp.(5)	223,920	$5,491,638
		$5,491,638
Total Common Stocks (identified cost $11,484,104)		$15,297,293
Convertible Preferred Stocks — 1.5%
Security	Shares	Value
Energy — 0.7%
Chesapeake Energy Corp., 4.50%	61,160	$5,810,200
Chesapeake Energy Corp., 5.00%(3)	14,401	1,522,906
		$7,333,106
Telecommunications — 0.7%
Crown Castle International Corp., (PIK)	138,027	$7,625,992
		$7,625,992
Utilities — 0.1%
NRG Energy, Inc., 4.00%(3)	865	$1,130,014
		$1,130,014
Total Convertible Preferred Stocks (identified cost $14,456,829)		$16,089,112

See notes to financial statements

19

High Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Miscellaneous — 0.0%
Security	Shares	Value
Gaming — 0.0%
Trump Atlantic City(4)(5)	6,815,000	$262,378
		$262,378
Utilities — 0.0%
Mirant Corp., Escrow Certificate(3)(4)	1,440,000	$57,600
Mirant Corp., Escrow Certificate(4)	3,200,000	128,000
		$185,600
Total Miscellaneous (identified cost $0)		$447,978
Warrants — 0.3%
Security	Shares	Value
Cable / Satellite TV — 0.1%
Ono Finance PLC, Exp. 3/16/11(3)(4)(5)	3,370	$232,530
Ono Finance PLC, Exp. 5/31/09(4)(5)	9,690	295,545
Ono Finance PLC, Exp. 5/31/09(4)(5) EUR	3,390	113,161
		$641,236
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09(4)(5)	13,600	$0
		$0
Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests(4)(5)(6)	25,351	$152,107
		$152,107
Restaurants — 0.0%
New World Coffee, Exp. 6/15/06(4)(5)(6)	1,244	$12
		$12
Technology — 0.0%
Asat Finance, Exp. 11/1/06(3)(4)(5)	5,660	$113
		$113

Security	Shares	Value
Telecommunications — 0.2%
American Tower Corp., Exp. 8/1/08(3)(5)	5,070	$2,436,571
		$2,436,571
Total Warrants (identified cost $1,070,114)		$3,230,039
Commercial Paper — 1.5%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 4.84%, 5/1/06	$16,402	$16,402,000
Total Commercial Paper (at amortized cost, $16,402,000)		$16,402,000
Time Deposit — 0.2%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.86%, 5/1/06	$2,000	$2,000,000
Total Time Deposit (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 97.9% (identified cost $1,029,359,909)		$1,065,071,252
Other Assets, Less Liabilities — 2.1%		$22,915,628
Net Assets — 100.0%		$1,087,986,880

EUR - Euro

PIK - Payment In Kind.

(1)  Senior floating-rate loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the

See notes to financial statements

20

High Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Defaulted security. Currently the issuer is in default with respect to interest payments.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of the securities is $265,283,852 or 24.4% of the Fund's net assets.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Non-income producing security.

(6)  Restricted security.

See notes to financial statements

21

High Income Portfolio as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investments, at value (identified cost, $1,029,359,909)	$1,065,071,252
Cash	3,527
Receivable for investments sold	14,406,229
Interest and dividends receivable	22,977,836
Total assets	$1,102,458,844
Liabilities
Payable for investments purchased	$13,905,567
Payable to affiliate for investment advisory fee	481,651
Payable to affiliate for Trustees' fees	2,234
Accrued expenses	82,512
Total liabilities	$14,471,964
Net Assets applicable to investors' interest in Portfolio	$1,087,986,880
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$1,052,275,537
Net unrealized appreciation (computed on the basis of identified cost)	35,711,343
Total	$1,087,986,880

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Interest	$46,491,921
Dividends	406,461
Miscellaneous	1,310,734
Total investment income	$48,209,116
Expenses
Investment adviser fee	$2,958,956
Trustees' fees and expenses	13,285
Custodian fee	164,266
Legal and accounting services	52,687
Miscellaneous	21,346
Total expenses	$3,210,540
Net investment income	$44,998,576
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$13,971,992
Swap contracts	385,977
Foreign currency and forward foreign currency exchange contract transactions	22,332
Net realized gain	$14,380,301
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$9,647,452
Swap contracts	(254,232)
Foreign currency and forward foreign currency exchange contracts	(32,808)
Net change in unrealized appreciation (depreciation)	$9,360,412
Net realized and unrealized gain	$23,740,713
Net increase in net assets from operations	$68,739,289

See notes to financial statements

22

High Income Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment income	$44,998,576	$95,770,195
Net realized gain from investments, swap contracts, foreign currency and forward foreign currency exchange contract transactions	14,380,301	21,644,924
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	9,360,412	(43,655,366)
Net increase in net assets from operations	$68,739,289	$73,759,753
Capital transactions — Contributons	$50,722,570	$158,885,097
Withdrawals	(141,613,831)	(414,478,617)
Net decrease in net assets from capital transactions	$(90,891,261)	$(255,593,520)
Net decrease in net assets	$(22,151,972)	$(181,833,767)
Net Assets
At beginning of period	$1,110,138,852	$1,291,972,619
At end of period	$1,087,986,880	$1,110,138,852

See notes to financial statements

23

High Income Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003	2002(1)	2001
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.59	%(3)	0.58%	0.59%	0.66%	0.64%	0.67%
Expenses after custodian fee reduction	0.59	%(3)	0.58%	0.59%	0.66%	0.64%	0.67%
Net investment income	8.27	%(3)	8.06%	8.61%	10.04%	10.38%	11.96%
Portfolio Turnover	31%		62%	80%	122%	88%	83%
Total Return(2)	6.49%		6.54%	12.79%	34.76%	(4.36)%	—
Net assets, end of period (000's omitted)	$1,087,987		$1,110,139	$1,291,973	$1,164,043	$889,653	$1,186,751

(1)  The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease the ratio of net investment income to average net assets from 10.59% to 10.38%. Ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(2)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

(3)  Annualized

See notes to financial statements

24

High Income Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as an open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2006 Eaton Vance High Income Fund, Eaton Vance Floating-Rate High Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance Medallion Strategic Income Fund held an approximate 63.5%, 22.6%, 6.0% and 0.5% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Investments listed on securities exchanges are valued at closing sale prices. Investments listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. If short-term debt securities are acquired with a remaining maturity more than 60 days, they will be valued by a pricing service. The Portfolio also invests in interests in senior floating rate loans (Senior Loans). The Portfolio's investment adviser, Boston Management and Research (BMR) a wholly owned subsidiary of Eaton Vance Management (EVM), has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by a pricing service. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Other Senior Loans are valued at fair value by BMR under procedures established by the Trustees as permitted by section 2(a)(41) of the Investment Company Act of 1940.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Financial Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on

25

High Income Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

H  Credit Default Swaps — The Portfolio may enter into credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par or other agreed-upon value, of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

K  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a wholly-owned subsidiary of EVM, as compensation for management and investment advisory services rendered to

26

High Income Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). The advisory fee rate is reduced as daily net assets exceed $500,000,000. For the six months ended April 30, 2006, the fee was equivalent to 0.54% (annualized) of the Portfolio's average daily net assets and amounted to $2,958,956. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2006, no significant amounts have been deferred.

3  Investments

The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $325,917,401 and $378,134,311, respectively, for the six months ended April 30, 2006.

4  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2006.

5  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2006, there were no outstanding obligations under these financial instruments.

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2006 as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,032,266,068
Gross unrealized appreciation	$48,976,506
Gross unrealized depreciation	(16,171,322)
Net unrealized appreciation	$32,805,184

7  Restricted Securities

At April 30, 2006, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Face	Cost		Fair Value
Warrants
New World Coffee, Exp. 6/15/06	9/15/02 -	1,244	$0	(1)	$12
	7/15/02
	9/30/02
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/08/99	25,351	0	(1)	152,107
			$0		$152,119

(1)  Less than $0.50.

27

Eaton Vance High Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of

28

Eaton Vance High Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the High Income Portfolio (the "Portfolio"), the portfolio in which the High Income Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Portfolio in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as "management fees").

29

Eaton Vance High Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

As part of its review, the Board considered the management fees and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.
After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and administrative services to the Fund, the Portfolio and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

30

Eaton Vance High Income Fund

INVESTMENT MANAGEMENT

Eaton Vance High Income Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Kevin S. Dyer
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row III
Vice President
Cliff Quisenberry, Jr.
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees James B. Hawkes Chairman Benjamin C. Esty Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

High Income Portfolio

Officers
Michael W. Weillheimer
President and Co-Portfolio
Manager
Thomas P. Huggins
Vice President and
Co-Portfolio Manager
Dan A. Maalouly
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

31

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of High Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance High Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance High Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

446-6/06  HISRC

Semiannual Report April 30, 2006

EATON VANCE
LOW
DURATION
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Low Duration Fund  as of April 30 , 2006

INVESTMENT UPDATE

Susan Schiff
Co-Portfolio Manager

Christine Johnston
Co-Portfolio Manager

The Fund

Performance for the Past Six Months

•                     The Fund’s Class A shares had a total return of 1.49% for the six months ended April 30, 2006.(1) This return resulted from a decrease in net asset value (NAV) per share to $9.11 on April 30, 2006, from $9.22 on October 31, 2005, and the reinvestment of $0.245 in dividends.

•                     The Fund’s Class B shares had a total return of 1.22% for the six months ended April 30, 2006.(1) This return resulted from a decrease in NAV per share to $9.11 on April 30, 2006, from $9.21 on October 31, 2005, and the reinvestment of $0.211 in dividends.

•                     The Fund’s Class C shares had a total return of 1.19% for the six months ended April 30, 2006.(1) This return resulted from a decrease in NAV per share to $9.11 on April 30, 2006, from $9.22 on October 31, 2005, and the reinvestment of $0.218 in dividends.

•                     In comparison, the Merrill Lynch 1-3 Year Treasury Index — an unmanaged market index of short-term U.S. Treasury securities — had a total return of 1.41% for the six months ended April 30, 2006.(2) The Fund’s peer group, the Lipper Short U.S. Government funds Classification, had an average total return of 1.24% for the six months ended April 30, 2006.(3)

Recent Fund Developments

•                     Low Duration Fund seeks total return, an objective it pursues primarily through investments in securities issued by the U.S. government (or its agents and instrumentalities) and in investment grade securities. The Fund currently pursues its objective by investing in one or more registered investment companies (each, a “Portfolio”).

•                     During the six months ended April 30, 2006, the Fund maintained its exposure to adjustable rate mortgage-backed securities (MBS) and other floating-rate instruments. As of April 30, 2006, 52% of the Fund’s net assets were invested in floating-rate instruments.

•                     The Fund’s investments were again focused on three market sectors: MBS, including adjustable-rate MBS, floating-rate collateralized mortgage obligations and seasoned fixed-rate MBS — 86% of total investments, as of April 30, 2006; short-term investments, 5% of total investments, as of April 30, 2006; and senior floating-rate loans, 9.0% of total investments, as of April 30, 2006.(3) The Fund’s allocations reflected its investments in Investment Portfolio, Government Obligations Portfolio and Floating Rate Portfolio.

•                     With interest rates trending higher, the MBS market performed well during the six months ended April 30, 2006. Five-year Treasury yields rose 37 basis points (0.37%) during the six-month period, as the Federal Reserve (“The Fed”) raised short-term rates in an effort to contain inflation. The Fed hiked its Federal Funds rate — a key short-term interest rate benchmark—on five occasions from October 31, 2005 through April 2006, from 3.75% to 5.00%. The MBS market was also boosted by falling prepayment rates and by the participation of foreign buyers.

•                     The Fund’s investments in Floating Rate Portfolio also benefited from the rise in short-term interest rates. Like adjustable-rate mortgages, floating-rate loans have reset provisions that adjust loan rates periodically to reflect changes in prevailing rate levels. In such an environment, loans provide increasing income to investors.

•                     The Fund’s average weighted duration was 1.32 years at April 30, 2006, up from 1.00 year at October 31, 2005. Duration is an indicator of price sensitivity to changes in interest rates of a fixed-income security or portfolio based on the timing of anticipated principal and interest payments. A longer duration instrument normally has more exposure to interest rates than shorter duration instruments.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

(1)          These returns do not include the 2.25% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares. If sales charges were deducted, returns would be lower.

(2)          It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3)   Portfolio investments may not be representative of the Portfolios’ current or future investments and may change due to active management.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Low Duration Fund as of April 30, 2006

FUND PERFORMANCE

Performance (1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One year	2.64%	1.87%	2.02%
Life of Fund†	1.52	0.76	0.91
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One year	0.38%	-1.06%	1.05%
Life of Fund†	0.88	0.51	0.91

†                    Inception Dates—Class A: 9/30/02; Class B: 9/30/02; Class C: 9/30/02

(1)          Average Annual Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC Average Annual Total Returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2.0% - 3rd year; 1% - 4th year. SEC 1-Year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Diversification by Sectors(2)

By total investments

(2)          The Diversification by Sectors breakdown reflects the Fund’s investments in Government Obligations Portfolio, Investment Portfolio and Floating Rate Portfolio, as of April 30, 2006. Sectors are shown as a percentage of the Fund’s total investments. Fund statistics may not be representative of the Portfolios’ current or future investments and may change due to active management.

Eaton Vance Low Duration Fund as of April 30, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 – April 30, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Low Duration Fund

	Beginning Account Value (11/1/05)	Ending Account Value (4/30/06)	Expenses Paid During Period* (11/1/05 – 4/30/06)
Actual
Class A	$1,000.00	$1,014.90	$6.00
Class B	$1,000.00	$1,012.20	$9.73
Class C	$1,000.00	$1,011.90	$8.98
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.01
Class B	$1,000.00	$1,015.10	$9.74
Class C	$1,000.00	$1,015.90	$9.00

* Expenses are equal to the Fund's annualized expense ratio of 1.20% for Class A shares, 1.95% for Class B shares, and 1.80% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2005. The example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Low Duration Fund as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investment in Investment Portfolio, at value (identified cost, $38,695,811)	$38,332,940
Investment in Government Obligations Portfolio, at value (identified cost, $5,385,967)	4,362,765
Investment in Floating Rate Portfolio, at value (identified cost, $4,408,422)	4,437,277
Receivable for Fund shares sold	29,086
Total assets	$47,162,068
Liabilities
Payable for Fund shares redeemed	$175,103
Dividends payable	93,072
Payable to affiliate for distribution and service fees	23,279
Payable to affiliate for Trustees' fees	155
Accrued expenses	28,260
Total liabilities	$319,869
Net Assets	$46,842,199
Sources of Net Assets
Paid-in capital	$57,448,220
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(8,869,108)
Accumulated distributions in excess of net investment income	(379,695)
Net unrealized depreciation from Portfolios (computed on the basis of identified cost)	(1,357,218)
Total	$46,842,199
Class A Shares
Net Assets	$21,779,906
Shares Outstanding	2,390,930
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.11
Maximum Offering Price Per Share (100 ÷ 97.75 of $9.11)	$9.32
Class B Shares
Net Assets	$7,510,197
Shares Outstanding	824,256
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.11
Class C Shares
Net Assets	$17,552,096
Shares Outstanding	1,926,768
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.11
On sales of $100,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Interest allocated from Portfolios	$1,226,472
Dividends allocated from Portfolios	3,692
Security lending income allocated from Portfolio, net	21,373
Expenses allocated from Portfolios	(171,998)
Net investment income from Portfolios	$1,079,539
Expenses
Investment advisor and administration fees	$39,215
Trustees' fees and expenses	879
Distribution and service fees
Class A	28,904
Class B	41,764
Class C	88,269
Transfer and dividend disbursing agent fees	22,705
Legal and accounting services	18,060
Registration fees	15,586
Custodian fee	11,339
Printing and postage	5,603
Miscellaneous	1,687
Total expenses	$274,011
Deduct — Reduction of investment adviser and administration fee	$39,215
Total expense reductions	$39,215
Net expenses	$234,796
Net investment income	$844,743
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) — Investment transactions (identified cost basis)	$(132,232)
Financial futures contracts	8,121
Swap contracts	529
Foreign currency transactions	(4,140)
Net realized loss	$(127,722)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$1,479
Financial futures contracts	(3,446)
Swap contracts	548
Foreign currency	(9,960)
Net change in unrealized appreciation (depreciation)	$(11,379)
Net realized and unrealized loss	$(139,101)
Net increase in net assets from operations	$705,642

See notes to financial statements

5

Eaton Vance Low Duration Fund as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment income	$844,743	$1,333,225
Net realized gain (loss) from investments, financial futures contracts, swap contracts and forward foreign currency exchange contract transactions	(127,722)	10,081
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts and forward foreign currency exchange contract transactions	(11,379)	(305,835)
Net increase in net assets from operations	$705,642	$1,037,471
Distributions to shareholders — From net investment income Class A	$(626,634)	$(1,092,847)
Class B	(194,625)	(386,878)
Class C	(500,919)	(1,022,112)
Total distributions to shareholders	$(1,322,178)	$(2,501,837)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$2,240,318	$7,037,975
Class B	623,212	2,175,401
Class C	498,560	6,583,382
Net asset value of shares issued to shareholders in payment of distributions declared Class A	395,144	678,931
Class B	97,495	224,368
Class C	316,686	648,264
Cost of shares redeemed Class A	(5,602,476)	(22,874,695)
Class B	(1,675,131)	(4,993,301)
Class C	(8,064,974)	(16,050,143)
Net asset value of shares exchanged Class A	1,143,660	1,477,467
Class B	(1,143,660)	(1,477,467)
Net decrease in net assets from Fund share transactions	$(11,171,166)	$(26,569,818)
Net decrease in net assets	$(11,787,702)	$(28,034,184)

Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
At beginning of period	$58,629,901	$86,664,085
At end of period	$46,842,199	$58,629,901
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(379,695)	$97,740

See notes to financial statements

6

Eaton Vance Low Duration Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2006		Year Ended October 31,			Year Ended December 31,
	(Unaudited)(1)		2005(1)	2004(1)(2)		2003(1)	2002(1)(3)
Net asset value — Beginning of period	$9.220		$9.420	$9.590		$9.990	$10.000
Income (loss) from operations
Net investment income	$0.163		$0.224	$0.142		$0.098	$0.056
Net realized and unrealized gain (loss)	(0.028)		(0.033)	(0.027)		(0.120)	0.035
Total income (loss) from operations	$0.135		$0.191	$0.115		$(0.022)	$0.091
Less distributions
From net investment income	$(0.245)		$(0.391)	$(0.285)		$(0.378)	$(0.101)
Total distributions	$(0.245)		$(0.391)	$(0.285)		$(0.378)	$(0.101)
Net asset value — End of period	$9.110		$9.220	$9.420		$9.590	$9.990
Total Return(4)	1.49%		2.06%	1.22%		(0.23)%	0.91%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$21,780		$23,876	$38,147		$63,709	$27,033
Ratios (As a percentage of average daily net assets):
Net expenses(5)	1.20	%(6)	1.24%	1.20	%(6)	1.21%	1.16	%(6)
Net expenses after custodian fee reduction(5)	1.20	%(6)	1.24%	1.20	%(6)	1.21%	1.16	%(6)
Net investment income	3.60	%(6)	2.41%	1.80	%(6)	1.00%	2.18	%(6)
Portfolio Turnover of the Investment Portfolio	16%		67%	92%		43%	0%
Portfolio Turnover of the Government Obligations Portfolio	2%		30%	5%		67%	41%
Portfolio Turnover of the Floating Rate Portfolio	24%		57%	67%		—	—

†  The operating expenses of the Investment Portfolio and the Fund reflect an allocation/waiver of expenses to the Investment Adviser and Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(5)	1.35	%(6)	1.39%	1.31	%(6)	1.23%	2.20	%(6)
Expenses after custodian fee reduction(5)	1.35	%(6)	1.39%	1.31	%(6)	1.23%	2.20	%(6)
Net investment income	3.45	%(6)	2.26%	1.69	%(6)	0.98%	1.14	%(6)
Net investment income per share	$0.156		$0.210	$0.134		$0.096	$0.030

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the ten-month period ended October 31, 2004.

(3)  For the period from the start of business, September 30, 2002, to December 31, 2002.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  Annualized.

See notes to financial statements

7

Eaton Vance Low Duration Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2006		Year Ended October 31,			Year Ended December 31,
	(Unaudited)(1)		2005(1)	2004(1)(2)		2003(1)	2002(1)(3)
Net asset value — Beginning of period	$9.210		$9.420	$9.590		$9.990	$10.000
Income (loss) from operations
Net investment income	$0.131		$0.153	$0.083		$0.024	$0.039
Net realized and unrealized gain (loss)	(0.020)		(0.043)	(0.028)		(0.121)	0.033
Total income (loss) from operations	$0.111		$0.110	$0.055		$(0.097)	$0.072
Less distributions
From net investment income	$(0.211)		$(0.320)	$(0.225)		$(0.303)	$(0.082)
Total distributions	$(0.211)		$(0.320)	$(0.225)		$(0.303)	$(0.082)
Net asset value — End of period	$9.110		$9.210	$9.420		$9.590	$9.990
Total Return(4)	1.22%		1.18%	0.58%		(0.98)%	0.72%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$7,510		$9,704	$14,022		$17,547	$10,725
Ratios (As a percentage of average daily net assets):
Net expenses(5)	1.95	%(6)	1.99%	1.95	%(6)	1.96%	1.91	%(6)
Net expenses after custodian fee reduction(5)	1.95	%(6)	1.99%	1.95	%(6)	1.96%	1.91	%(6)
Net investment income	2.88	%(6)	1.64%	1.05	%(6)	0.25%	1.49	%(6)
Portfolio Turnover of the Investment Portfolio	16%		67%	92%		43%	0%
Portfolio Turnover of the Government Obligations Portfolio	2%		30%	5%		67%	41%
Portfolio Turnover of the Floating Rate Portfolio	24%		57%	67%		—	—

†  The operating expenses of the Investment Portfolio and the Fund reflect an allocation/waiver of expenses to the Investment Adviser and Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(5)	2.10	%(6)	2.14%	2.06	%(6)	1.98%	2.95	%(6)
Expenses after custodian fee reduction(5)	2.10	%(6)	2.14%	2.06	%(6)	1.98%	2.95	%(6)
Net investment income	2.73	%(6)	1.49%	0.94	%(6)	0.23%	0.45	%(6)
Net investment income per share	$0.124		$0.139	$0.074		$0.023	$0.013

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the ten-month period ended October 31, 2004.

(3)  For the period from the start of business, September 30, 2002, to December 31, 2002.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  Annualized.

See notes to financial statements

8

Eaton Vance Low Duration Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2006		Year Ended October 31,			Year Ended December 31,
	(Unaudited)(1)		2005(1)	2004(1)(2)		2003(1)	2002(1)(3)
Net asset value — Beginning of period	$9.220		$9.420	$9.590		$9.980	$10.000
Income (loss) from operations
Net investment income	$0.135		$0.167	$0.095		$0.040	$0.041
Net realized and unrealized gain (loss)	(0.027)		(0.033)	(0.028)		(0.112)	0.025
Total income (loss) from operations	$0.108		$0.134	$0.067		$(0.072)	$0.066
Less distributions
From net investment income	$(0.218)		$(0.334)	$(0.237)		$(0.318)	$(0.086)
Total distributions	$(0.218)		$(0.334)	$(0.237)		$(0.318)	$(0.086)
Net asset value — End of period	$9.110		$9.220	$9.420		$9.590	$9.980
Total Return(4)	1.19%		1.45%	0.71%		(0.74)%	0.66%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$17,552		$25,050	$34,495		$55,078	$18,387
Ratios (As a percentage of average daily net assets):
Net expenses(5)	1.80	%(6)	1.84%	1.80	%(6)	1.81%	1.76	%(6)
Net expenses after custodian fee reduction(5)	1.80	%(6)	1.84%	1.80	%(6)	1.81%	1.76	%(6)
Net investment income	2.98	%(6)	1.79%	1.20	%(6)	0.41%	1.56	%(6)
Portfolio Turnover of the Investment Portfolio	16%		67%	92%		43%	0%
Portfolio Turnover of the Government Obligations Portfolio	2%		30%	5%		67%	41%
Portfolio Turnover of the Floating Rate Portfolio	24%		57%	67%		—	—

†  The operating expenses of the Investment Portfolio and the Fund reflect an allocation/waiver of expenses to the Investment Adviser and Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(5)	1.95	%(6)	1.99%	1.91	%(6)	1.83%	2.80	%(6)
Expenses after custodian fee reduction(5)	1.95	%(6)	1.99%	1.91	%(6)	1.83%	2.80	%(6)
Net investment income	2.83	%(6)	1.64%	1.09	%(6)	0.39%	0.52	%(6)
Net investment income per share	$0.128		$0.153	$0.086		$0.038	$0.015

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the ten-month period ended October 31, 2004.

(3)  For the period from the start of business, September 30, 2002, to December 31, 2002.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  Annualized.

See notes to financial statements

9

Eaton Vance Low Duration Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Low Duration Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). After the longer of four years or the time when the CDSC applicable to Class B shares expires, Class B shares will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based on the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund currently invests all of its investable assets in interests in three Portfolios, Investment Portfolio, Government Obligations Portfolio, and Floating Rate Portfolio (the Portfolios), which are New York Trusts. The investment objectives and policies of the Fund are the same as the Portfolios. Each Portfolio has an investment objective and investment policies that are similar to or complementary to those of the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Investment Portfolio, Government Obligations Portfolio and Floating Rate Portfolio, (99.7%, 0.6% and 0.1%, respectively, at April 30, 2006). The financial statements of the Investment Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. A copy of the Government Obligations Portfolio's and Floating Rate Portfolio's financial statements are available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors Inc. (EVD) by calling 1-800-225-6265.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities held by the Investment Portfolio is discussed in note 1A of the Portfolio's notes to the financial statements which are included elsewhere in this report. The valuation policies of the Government Obligations Portfolio are as follows: Debt securities (including collateralized mortgage obligations and certain mortgage backed securities ("MBS")) normally are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Most seasoned MBS are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations and money market securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates value. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service.

Floating Rate Portfolio's valuation policies are as follows: Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Portfolio's investment adviser, Boston Management and Research (BMR), under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by

10

Eaton Vance Low Duration Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Marketable securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations and money market securities maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which reliable market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation). The Portfolio may rely on an independent fair valuation service in making any such adjustment.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $8,787,489 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryovers will expire on October 31, 2010 ($5,478), October 31, 2011 ($4,082,489) , October 31, 2012 ($3,697,770) and October 31, 2013 ($1,001,752), respectively.

D  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which

11

Eaton Vance Low Duration Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences between book and tax accounting relating to distributions primarily relate to the different treatment for paydown gains/losses on mortgage-backed securities by the Portfolios. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	244,846	754,454
Issued to shareholders electing to receive payments of distributions in Fund shares	43,182	72,890
Redemptions	(612,653)	(2,444,476)
Exchange from Class B shares	124,702	158,437
Net decrease	(199,923)	(1,458,695)
Class B	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	67,993	233,464
Issued to shareholders electing to receive payments of distributions in Fund shares	10,645	24,088
Redemptions	(182,868)	(534,993)
Exchange to Class A shares	(124,645)	(158,333)
Net decrease	(228,875)	(435,774)
Class C	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	54,340	705,716
Issued to shareholders electing to receive payments of distributions in Fund shares	34,597	69,577
Redemptions	(880,243)	(1,718,945)
Net decrease	(791,306)	(943,652)

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the investment adviser and administrator of the Fund, providing the Fund with investment advisory services (relating to the

12

Eaton Vance Low Duration Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

investment of the Fund's assets in the Portfolios), and administering the business affairs of the Fund. Under the investment advisory and administrative agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. Effective March 15, 2004, Eaton Vance agreed to waive its 0.15% fee in its entirety, such agreement being memorialized in a Fee Waiver Agreement between EVM and the Fund. For the six months ended April 30, 2006, the advisory and administration fee amounted to $39,215. Pursuant to the waiver, EVM waived $39,215 of the Fund's investment advisory and administrative fee for the six months ended April 30, 2006. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services and the Fund is allocated its share of the investment advisory fee paid by each Portfolio in which it invests. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2006, EVM earned $1,471 in sub-transfer agent fees. Certain officers and Trustees of the Fund and Portfolios are officers of the above organizations. Except as to Trustees of the Fund and the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, received $1,264 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2006.

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% (annualized) of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2006 amounted to $28,904 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B Plan requires the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the Fund. The Class C Plan requires the Fund to pay EVD amounts equal to 1/365 of 0.60% (annualized) of the Fund's average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $31,323 and $62,256 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2006, representing 0.75% (annualized) and 60% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At April 30, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $742,000 and $4,391,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2006 amounted to $10,441, and $26,013, for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within 12 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 12 months of purchase. The Class B CDSC is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining to 2.5% in the second year, 2.0% in the third year, 1.0% in the fourth year and 0.0%

13

Eaton Vance Low Duration Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

thereafter. Class C shares will be subject to a 1% CDSC if redeemed within 12 months of purchase.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $3,000, $13,000, and $200 of CDSC paid by shareholders for Class A, Class B shares, and Class C shares, respectively, for the six months ended April 30, 2006.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Investment Portfolio for the six months ended April 30, 2006 aggregated $9,422,169, and $17,721,971, respectively. Increases and decreases in the Fund's investment in the Government Obligations Portfolio for the six months ended April 30, 2006 aggregated $295,726, and $3,487,967, respectively. Increases and decreases in the Fund's investment in the Floating Rate Portfolio for the six months ended April 30, 2006 aggregated $129,633 and $1,406,529 respectively.

8  Investment in Portfolios

For the six months ended April 30, 2006, the Fund was allocated net investment income and realized and unrealized gain (loss) from the Portfolios as follows:

	Investment Portfolio	Government Obligations Portfolio	Floating Rate Portfolio	Total
Interest income	$943,961	$121,006	$161,505	$1,226,472
Dividend income	3,690	—	2	3,692
Security lending income	—	21,373	—	21,373
Expenses	(135,421)	(23,118)	(13,459)	(171,998)
Net investment income	$812,230	$119,261	$148,048	$1,079,539
Net realized gain (loss) —
Investment transactions (identified cost basis)	$(115,421)	$(14,524)	$(2,287)	$(132,232)
Financial futures contracts	—	8,121	—	8,121
Forward Foreign Currency	—	—	(4,140)	(4,140)
Swap contracts	—	—	529	529
Net realized gain (loss)	$(115,421)	$(6,403)	$(5,898)	$(127,722)
Change in unrealized appreciation (depreciation)
Investments	$(957)	$(21,565)	$24,001	$1,479
Financial futures contracts	—	(3,446)	—	(3,446)
Forward Foreign Currency	—	—	(9,960)	(9,960)
Swap contracts	—	—	548	548
Net change in unrealized appreciation (depreciation)	$(957)	$(25,011)	$14,589	$(11,379)

14

Investment Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 94.0%
Security	Principal Amount (000's omitted)	Value
FHLMC:
4.44%, with various maturities to 2037(1)	$1,615	$1,623,918
8.00%, with various maturities to 2025	2,434	2,533,933
9.25%, with maturity at 2017	298	307,777
		$4,465,628
FNMA:
4.252%, with maturity at 2018(1)	267	265,540
4.546%, with various maturities to 2035(1)	3,094	3,106,656
4.597%, with maturity at 2027(1)	5,786	5,804,986
4.622%, with maturity at 2036(1)	1,498	1,504,557
4.695%, with maturity at 2036(1)	1,741	1,748,562
9.00%, with maturity at 2011	1,151	1,189,584
9.50%, with various maturities to 2022	3,187	3,440,155
9.55%, with maturity at 2018	1,580	1,756,760
15.00%, with maturity at 2013	1,716	2,023,043
		$20,839,843
GNMA:
8.25%, with maturity at 2020	767	827,385
11.00%, with maturity at 2016	163	181,069
		$1,008,454
Collateralized Mortgage Obligations:
FHLMC, Series 1543, Class VN, 7.00%, due 2023	2,150	2,245,872
FHLMC, Series 1694, Class PQ, 6.50%, due 2023	470	472,424
FHLMC, Series 2132, Class FB, 5.776%, due 2029(2)	1,525	1,552,650
FHLMC, Series 2791, Class FI, 5.251%, due 2031(2)	886	888,146
FNMA, Series 1993-140, Class J, 6.65%, due 2013	2,000	2,028,839
FNMA, Series 1993-250, Class Z, 7.00%, due 2023	1,188	1,221,661
FNMA, Series 2001-4, Class GA, 10.269%, due 2025(2)	802	890,525
FNMA, Series G97-4, Class FA, 5.738%, due 2027(2)	503	510,994
		$9,811,111
Total Mortgage Pass-Throughs (identified cost $36,488,866)		$36,125,036

Short-Term Investments — 5.5%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.86%, 5/1/06	$2,105	$2,105,000
Total Short-Term Investments (at amortized cost, $2,105,000)		$2,105,000
Total Investments — 99.5% (identified cost $38,593,866)		$38,230,036
Other Assets, Less Liabilities — 0.5%		$209,147
Net Assets — 100.0%		$38,439,183

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

GNMA - Government National Mortgage Association (Ginnie Mae)

(1)  Adjustable rate mortgage.

(2)  Floating-rate secuirty

See notes to financial statements

15

Investment Portfolio as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investments, at value (identified cost, $38,593,866)	$38,230,036
Cash	378
Receivable for investments sold	38,930
Interest receivable	207,854
Total assets	$38,477,198
Liabilities
Payable to affiliate for investment advisory fees	$16,167
Payable to affiliate for Trustees' fees	147
Accrued expenses	21,701
Total liabilities	$38,015
Net Assets applicable to investors' interest in Portfolio	$38,439,183
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$38,803,013
Net unrealized depreciation (computed on the basis of identified cost)	(363,830)
Total	$38,439,183

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Interest	$946,351
Dividends	3,699
Total investment income	$950,050
Expenses
Investment adviser fee	$104,633
Trustees' fees and expenses	870
Custodian fee	21,035
Accounting services	8,463
Miscellaneous	873
Total expenses	$135,874
Deduct — Reduction of custodian fee	$112
Total expense reductions	$112
Net expenses	$135,762
Net investment income	$814,288
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(115,702)
Net realized loss	$(115,702)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(971)
Net change in unrealized appreciation (depreciation)	$(971)
Net realized and unrealized loss	$(116,673)
Net increase in net assets from operations	$697,615

See notes to financial statements

16

Investment Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment income	$814,288	$1,241,354
Net realized loss from investment transactions	(115,702)	—
Net change in unrealized appreciation (depreciation) from investments	(971)	(179,862)
Net increase in net assets from operations	$697,615	$1,061,492
Capital transactions — Contributions	$9,422,169	$37,719,129
Withdrawals	(17,721,971)	(51,083,812)
Net decrease in net assets from capital transactions	$(8,299,802)	$(13,364,683)
Net decrease in net assets	$(7,602,187)	$(12,303,191)
Net Assets
At beginning of period	$46,041,370	$58,344,561
At end of period	$38,439,183	$46,041,370

See notes to financial statements

17

Investment Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2006		Year Ended October 31,			Year Ended December 31,
	(Unaudited)		2005	2004(1)		2003	2002(2)
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.65	%(3)	0.65%	0.62	%(3)	0.59%	0.50	%(3)
Net expenses after custodian fee reduction	0.65	%(3)	0.64%	0.62	%(3)	0.59%	0.50	%(3)
Net investment income	3.90	%(3)	2.65%	1.51	%(3)	0.92%	0.84	%(3)
Portfolio Turnover	16%		67%	92%		43%	0%
Total Return	1.69%		2.32%	1.12%		0.74%	0.23%
Net assets, end of period (000's omitted)	$38,439		$46,041	$58,345		$72,157	$25,058
† The operating expenses of the Portolio reflect an allocation of expenses to the Investment Adviser. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses							1.07	%(3)
Expenses after custodian fee reduction							1.07	%(3)
Net investment income							0.27	%(3)

(1)  For the ten-month period ended October 31, 2004.

(2)  For the period from the start of business, September 30, 2002, to December 31, 2002.

(3)  Annualized.

See notes to financial statements

18

Investment Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Investment Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on June 18, 2002. The Portfolio seeks total return by investing in a broad range of fixed income securities, including MBS issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. Government obligations, corporate bonds, preferred stocks, asset-backed securities and/or money market instruments. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2006, the Eaton Vance Low Duration Fund held an approximate 99.7% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt securities (including collateralized mortgage obligations and certain mortgage backed securities ("MBS")) normally are valued by an independent pricing service. The pricing service considers various factors relating to bonds or loans and/or market transactions to determine market value. Most seasoned MBS are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is determined on the basis of interest accrued adjusted for amortization of premium or accretion of discount.

C  Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

F  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the

19

Investment Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 0.0417% (0.50% per annum) of the Portfolio's average daily net assets. For the six months ended April 30, 2006, the fee was equivalent to 0.50% (annualized) of the Portfolio's average net assets for such period and amounted to $104,633. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations and including paydowns on mortgage backed securities in Investment Portfolio, aggregated $6,123,828 and $12,220,332, respectively.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$38,841,634
Gross unrealized appreciation	$48,437
Gross unrealized depreciation	(660,035)
Net unrealized depreciation	$(611,598)

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2006.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2006, there were no outstanding obligations under these financial instruments.

20

Eaton Vance Low Duration Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

21

Eaton Vance Low Duration Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Low Duration Fund (the "Fund") with Eaton Vance Management ("EVM"), as well as the investment advisory agreements of the Floating Rate Portfolio, the Government Obligations Portfolio and the Investment Portfolio (the "Portfolios"), the portfolios in which the Fund invests, each with Boston Management and Research ("BMR"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios. EVM and BMR are each referred to as an "Adviser" herein; EVM with respect to the Fund and BMR with respect to the Portfolios. EVM and BMR are affiliates.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund and each Portfolio, the Board evaluated the nature, extent and quality of services provided to each Portfolio by BMR and to the Fund by EVM. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.

The Board considered BMR's management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in investment grade securities. With respect to the Floating Rate Portfolio, the Board noted the experience of BMR's 29 bank loan investment professionals and other personnel who provide services to the Portfolios, including four portfolio managers and 15 analysts. With respect to the Government Obligations Portfolio, the Board noted the Adviser's experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

22

Eaton Vance Low Duration Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices for the one- and three-year periods ended September 30, 2005 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolios and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that EVM is waiving its investment advisory and administration fee in its entirety.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that, given the small asset size of the Fund, the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolios and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted that, at its request, the Adviser had agreed to add a breakpoint for the Floating Rate Portfolio with respect to assets that exceed $10 billion. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

23

Eaton Vance Low Duration Fund

INVESTMENT MANAGEMENT

Eaton Vance Low Duration Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Thomas J. Fetter
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III (Chairman) Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Investment Portfolio

Officers Mark S. Venezia President Christine Johnston Vice President Susan Schiff Vice President Dan A. Maalouly Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III (Chairman) Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

24

This Page Intentionally Left Blank

Investment Adviser of Investment Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Fund Investment Adviser and Administrator
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Low Duration Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective, risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1560-6/06  LDSRC

Semiannual Report April 30, 2006

EATON VANCE
STRATEGIC
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Strategic Income Fund  as of April 30, 2006

INVESTMENT UPDATE

Mark S. Venezia
Portfolio Manager

The Fund

Performance for the Past Six Months

•                     The Fund’s Class A shares had a total return of 4.36% for the six months ended April 30, 2006.(1) This return resulted from an increase in net asset value per share (NAV) to $7.95 on April 30, 2006, from $7.90 on October 31, 2005, and the reinvestment of $0.291 in dividends.  The Fund’s Class B shares had a total return of 4.02% for the six months ended April 30, 2006.(1) This return resulted from an increase in NAV to $7.53 on April 30, 2006, from $7.48 on October 31, 2005, and the reinvestment of $0.247 in dividends.

•                     The Fund’s Class C shares had a total return of 4.01% for the six months ended April 30, 2006.(1) This return resulted from an increase in NAV to $7.53 on April 30, 2006, from $7.48 on October 31, 2005, and the reinvestment of $0.247 in dividends.

•                     For comparison, the Lehman Brothers Aggregate Bond Index — an unmanaged, broad-based index containing investment-grade fixed-income securities traded in the U.S. — had a return of 0.56% for the six months ended April 30, 2006.(2) The Fund’s peer group—the Lipper Multi-Sector Income funds Classification — had an average total return of 2.93% for the same period.(2)

Recent Fund Developments

•                     The Fund seeks to provide a high level of income and total return by investing in a global portfolio consisting primarily of high-grade debt securities. The Fund also invests in non-investment-grade debt securities, senior floating-rate loans of various credit ratings, including those below-investmentgrade quality, and derivative instruments in different countries and currencies. At April 30, 2006, the Fund was invested in these positions through its holdings in Strategic Income Portfolio, High Income Portfolio and Floating Rate Portfolio.

•                     The Federal Reserve continued its catch-up anti-inflation policy during the period, raising the Federal Funds rate, its main policy instrument, to 5.00% in May 2006 — its sixteenth rate hike since June 2004. With yield spreads remaining historically narrow, the Fund continued to underweight domestic fixed-rate bond investments. Management reduced the Fund’s exposure to below-investment-grade domestic corporate bonds and swaps from 10.5% to 9.1%, and to fixed-rate mortgage-backed securities (MBS), from 32.0% to 20.5%.(3) Through its investment in Floating Rate Portfolio, the Fund increased its exposure to senior, secured, floating-rate loans, which have reset provisions and have adjusted their rates higher with the rise in short-term interest rates. At April 30, 2006, the Fund’s investment in Floating Rate Portfolio represented 29.5% of the Fund’s net assets, an increase of 9.9%.(3)

•                     MBS outperformed the Treasury bond market during the period. Seasoned MBS spreads narrowed further, while prepayment rates declined. The majority of the Fund’s MBS were in adjustable-rate mortgages (ARMs), which fared well in a rising rate environment because they have their interest rates reset periodically to reflect changes in prevailing mortgage rate levels.

•                     Foreign exchange positions added to performance. In Eastern Europe, Strategic Income Portfolio had cross-hedged positions in the Slovakian koruna, and the Romanian leu, both providing attractive spreads over the euro. Non-hedged positions in the Turkish lira, Indonesian rupiah, Malaysian ringgit and the Philippines peso also fared well. The Portfolio also held a position in the Korean won, at times hedged with Japanese yen. This did not fare as well, nor did the Portfolio’s position in Iceland.

•                     The Fund reduced its investments in high-yield corporate bonds. While boosting the Fund’s performance, the high-yield market approached very high valuations during the period. High-yield spreads over Treasuries declined by 60 basis points (0.60%) during the period, ending at around 310 basis points (3.10%) over Treasuries at April 30, 2006.

•                     The Fund shortened its duration—a measure of its responsiveness to changes in interest rates — from 1.52 years at October 31, 2005 to 0.86 years at April 30, 2006. The Portfolio’s shift into adjustable-rate mortgages and floating rate loans, as well as its short positions in Japanese government bond futures, were the principal factors in its shorter duration. The Fund’s low duration resulted in low volatility.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

(1)          These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares. If sales charges were deducted, the returns would be lower.

(2)          It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3)          Fund allocations are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Strategic Income Fund as of April 30, 2006

PERFORMANCE

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	7.23%	6.56%	6.43%
Five Years	7.97	7.16	7.22
Ten Years	N.A	6.38	6.33
Life of Fund†	5.99	6.12	7.00
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	2.12%	1.58%	5.43%
Five Years	6.91	6.87	7.22
Ten Years	N.A.	6.38	6.33
Life of Fund†	5.37	6.12	7.00

†                     Inception Dates—Class A: 1/23/98; Class B: 11/26/90; Class C: 5/25/94

(1)          Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were reflected, performance would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund Sector Breakdown(2)

(2)          The Fund Sector Breakdown reflects the Fund’s investment in Strategic Income Portfolio, High Income Portfolio and Floating Rate Portfolio as of 4/30/06. In addition to Sector net assets, the Foreign position includes the notional value of long forward currency contracts, long equity derivatives, and short credit default swap positions; and the U.S. Corporate Obligations position includes the notional value of long high-yield total-return swap positions. All of the aforementioned derivatives are added to the net assets of the Fund to get the gross assets of the Fund. Then each sector is divided by the amount of gross assets to calculate its percentage allocation in the Fund Sector Breakdown. Fund Statistics may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Fund Breakdown by Characteristics(3)

(3)          The Fund Breakdown by Characteristics reflects the Fund’s investment in Strategic Income Portfolio, High Income Portfolio and Floating Rate Portfolio as of 4/30/06, according to general investment characteristics, including the type of income (fixed-rate/floatingrate), domicile of issuer (domestic/foreign) and maturity (short-term/long-term). Fund Statistics may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Foreign Positions

By total net assets. Positions are in Local Currency unless otherwise noted.

Japan*	7.9%	Egypt	2.7
Slovakia	4.0	Turkey	2.4
South Korea	3.7	Mexico	2.2
Romania	3.0	Canada	1.0
Colombia	2.9	Brazil	0.5
Indonesia**	2.9	Chile	0.4
Malaysia	2.9	Kenya	0.1
Philippines	2.8	Morocco*	0.1
Iceland	2.7

*                    Position is in Hard Currency.

**             Position is in Local Currency and Hard Currency.

3

Eaton Vance Strategic Income Fund as of April 30, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 – April 30, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Strategic Income Fund

	Beginning Account Value (11/1/05)	Ending Account Value (4/30/06)	Expenses Paid During Period* (11/1/05 – 4/30/06)
Actual
Class A	$1,000.00	$1,043.60	$5.07
Class B	$1,000.00	$1,040.20	$8.85
Class C	$1,000.00	$1,040.10	$8.85
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.01
Class B	$1,000.00	$1,016.10	$8.75
Class C	$1,000.00	$1,016.10	$8.75

* Expenses are equal to the Fund's annualized expense ratio of 1.00% for Class A Shares and 1.75% for Class B and Class C shares mulitiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2005. The example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance Strategic Income Fund as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investment in Strategic Income Portfolio, at value (identified cost, $446,290,514)	$438,266,169
Investment in High Income Portfolio, at value (identified cost, $63,006,412)	65,049,105
Investment in Floating Rate Portfolio, at value (identified cost, $209,916,997)	210,847,170
Receivable for Fund shares sold	5,305,901
Total assets	$719,468,345
Liabilities
Payable for Fund shares redeemed	$2,239,302
Dividends payable	1,820,285
Payable to affiliate for distribution and service fees	376,344
Payable to affiliate for Trustees' fees	293
Accrued expenses	162,683
Total liabilities	$4,598,907
Net Assets	$714,869,438
Sources of Net Assets
Paid-in capital	$754,878,907
Accumulated net realized loss from Portfolios (computed on the basis of identified cost)	(27,557,938)
Accumulated distributions in excess of net investment income	(7,400,052)
Net unrealized depreciation from Portfolios (computed on the basis of identified cost)	(5,051,479)
Total	$714,869,438
Class A Shares
Net Assets	$333,604,147
Shares Outstanding	41,946,088
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.95
Maximum Offering Price Per Share (100 ÷ 95.25 of $7.95)	$8.35
Class B Shares
Net Assets	$200,253,803
Shares Outstanding	26,608,959
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.53
Class C Shares
Net Assets	$181,011,488
Shares Outstanding	24,037,019
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.53
On sales of $25,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Interest allocated from Portfolios (net of foreign taxes, $38,264)	$17,994,764
Dividends allocated from Portfolios	50,514
Expenses allocated from Portfolios	(2,026,998)
Net investment income from Portfolios	$16,018,280
Expenses
Trustees' fees and expenses	$1,740
Distribution and service fees
Class A	357,638
Class B	984,703
Class C	805,108
Transfer and dividend disbursing agent fees	250,263
Printing and postage	39,493
Registration fees	33,950
Legal and accounting services	28,746
Custodian fee	21,190
Miscellaneous	4,502
Total expenses	$2,527,333
Net investment income	$13,490,947
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) — Investment transactions (identified cost basis)	$1,458,051
Financial futures contracts	2,156,020
Swap contracts	1,655,246
Foreign currency and forward foreign currency exchange contract transactions	5,059,127
Net realized gain	$10,328,444
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$1,364,749
Financial futures contracts	669,565
Swap contracts	(304,906)
Foreign currency and forward foreign currency exchange contracts	576,918
Net change in unrealized appreciation (depreciation)	$2,306,326
Net realized and unrealized gain	$12,634,770
Net increase in net assets from operations	$26,125,717

See notes to financial statements

5

Eaton Vance Strategic Income Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (unaudited)	Year Ended October 31, 2005
From operations — Net investment income	$13,490,947	$17,106,069
Net realized gain from investments, financial futures contracts, swap contracts and foreign currency and foreign currency exchange contract transactions	10,328,444	17,545,998
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, and foreign currency and foreign currency exchange contracts	2,306,326	(8,013,037)
Net increase in net assets from operations	$26,125,717	$26,639,030
Distributions to shareholders — From net investment income
Class A	$(10,505,280)	$(15,134,992)
Class B	(6,521,700)	(12,983,253)
Class C	(5,310,010)	(8,531,282)
Total distributions to shareholders	$(22,336,990)	$(36,649,527)
Transactions in shares of beneficial interest — Proceeds from sale of shares
Class A	$128,415,818	$142,688,114
Class B	22,116,293	47,794,361
Class C	47,114,424	67,794,237
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,182,362	8,356,311
Class B	2,701,904	5,084,301
Class C	2,549,185	4,022,854
Cost of shares redeemed
Class A	(45,470,042)	(74,405,319)
Class B	(18,680,311)	(40,134,237)
Class C	(18,129,131)	(24,052,318)
Net asset value of shares exchanged
Class A	3,914,413	4,464,177
Class B	(3,914,413)	(4,464,177)
Net increase in net assets from Fund share transactions	$126,800,502	$137,148,304
Net increase in net assets	$130,589,229	$127,137,807
Net Assets
At beginning of period	$584,280,209	$457,142,402
At end of period	$714,869,438	$584,280,209
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(7,400,052)	$1,445,991

See notes to financial statements

6

Eaton Vance Strategic Income Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$7.900		$8.030	$8.100	$7.550	$8.030	$8.360
Income (loss) from operations
Net investment income	$0.181		$0.294	$0.286	$0.336	$0.504	$0.705
Net realized and unrealized gain (loss)	0.160		0.166	0.273	0.883	(0.286)	(0.250)
Total income from operations	$0.341		$0.460	$0.559	$1.219	$0.218	$0.455
Less distributions
From net investment income	$(0.291)		$(0.590)	$(0.629)	$(0.669)	$(0.670)	$(0.723)
From paid-in capital	—		—	—	—	(0.028)	(0.062)
Total distributions	$(0.291)		$(0.590)	$(0.629)	$(0.669)	$(0.698)	$(0.785)
Net asset value — End of period	$7.950		$7.900	$8.030	$8.100	$7.550	$8.030
Total Return(3)	4.36%		5.85%	7.18%	16.65%	2.68%	5.69%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$333,604		$238,973	$162,022	$48,738	$17,418	$12,352
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.00	%(5)	1.02%	1.06%	1.11%	1.17%	1.21%
Expenses after custodian fee reduction(4)	1.00	%(5)	1.02%	1.06%	1.11%	1.17%	1.21%
Net investment income	4.60	%(5)	3.66%	3.57%	4.19%	6.39%	8.63%
Portfolio Turnover of the Strategic Income Portfolio	28%		59%	55%	71%	63%	54%
Portfolio Turnover of the High Income Portfolio	31%		62%	80%	122%	88%	—
Portfolio Turnover of the Floating Rate Portfolio	24%		57%	67%	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolios, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities, excluding mortgage-backed securities, and accreting certain discounts using a different methodology. Additionally, the Portfolios reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended October 31, 2002 was to decrease net investment income per share by $0.095, decrease net realized and unrealized loss per share by $0.095 and decrease the ratio of net investment income to average net assets from 7.58% to 6.39%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Annualized.

See notes to financial statements

7

Eaton Vance Strategic Income Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$7.480		$7.600	$7.660	$7.150	$7.600	$7.910
Income (loss) from operations
Net investment income	$0.144		$0.223	$0.224	$0.269	$0.425	$0.607
Net realized and unrealized gain (loss)	0.153		0.159	0.254	0.817	(0.272)	(0.241)
Total income from operations	$0.297		$0.382	$0.478	$1.086	$0.153	$0.366
Less distributions
From net investment income	$(0.247)		$(0.502)	$(0.538)	$(0.576)	$(0.575)	$(0.614)
From paid-in capital	—		—	—	—	(0.028)	(0.062)
Total distributions	$(0.247)		$(0.502)	$(0.538)	$(0.576)	$(0.603)	$(0.676)
Net asset value — End of period	$7.530		$7.480	$7.600	$7.660	$7.150	$7.600
Total Return(3)	4.02%		5.12%	6.47%	15.61%	1.96%	4.82%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$200,254		$196,766	$191,765	$217,341	$173,780	$163,261
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.75	%(5)	1.77%	1.81%	1.86%	1.93%	1.96%
Expenses after custodian fee reduction(4)	1.75	%(5)	1.77%	1.81%	1.86%	1.93%	1.96%
Net investment income	3.86	%(5)	2.94%	2.95%	3.57%	5.68%	7.83%
Portfolio Turnover of the Strategic Income Portfolio	28%		59%	55%	71%	63%	54%
Portfolio Turnover of the High Income Portfolio	31%		62%	80%	122%	88%	—
Portfolio Turnover of the Floating Rate Portfolio	24%		57%	67%	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolios, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities, excluding mortgage-backed securities, and accreting certain discounts using a different methodology. Additionally, the Portfolios reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended October 31, 2002 was to decrease net investment income per share by $0.090, decrease net realized and unrealized loss per share by $0.090 and decrease the ratio of net investment income to average net assets from 6.86% to 5.68%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Annualized.

See notes to financial statements

8

Eaton Vance Strategic Income Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)(1)		2005(1)(2)		2004(1)(2)	2003(1)(2)	2002(1)(2)(3)	2001(1)(2)
Net asset value — Beginning of period	$7.480		$7.610		$7.670	$7.160	$7.610	$7.910
Income (loss) from operations
Net investment income	$0.144		$0.222		$0.219	$0.267	$0.426	$0.612
Net realized and unrealized gain (loss)	0.153		0.150		0.260	0.819	(0.273)	(0.240)
Total income from operations	$0.297		$0.372		$0.479	$1.086	$0.153	$0.372
Less distributions
From net investment income	$(0.247	)(2)	$(0.502)		$(0.539)	$(0.576)	$(0.581)	$(0.623)
From paid-in capital	—		—		—	—	(0.022)	(0.049)
Total distributions	$(0.247)		$(0.502)		$(0.539)	$(0.576)	$(0.603)	$(0.672)
Net asset value — End of period	$7.530		$7.480		$7.610	$7.670	$7.160	$7.610
Total Return(4)	4.01%		5.21	%(5)	6.45%	15.68%	1.95%	4.90%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$181,011		$148,541		$103,355	$74,117	$45,414	$44,603
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.75	%(7)	1.77%		1.81%	1.86%	1.93%	1.96%
Expenses after custodian fee reduction(6)	1.75	%(7)	1.77%		1.81%	1.86%	1.93%	1.96%
Net investment income	3.85	%(7)	2.91%		2.89%	3.53%	5.69%	7.89%
Portfolio Turnover of the Strategic Income Portfolio	28%		59%		55%	71%	63%	54%
Portfolio Turnover of the High Income Portfolio	31%		62%		80%	122%	88%	—
Portfolio Turnover of the Floating Rate Portfolio	24%		57%		67%	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 1.2632979-for-1 stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolios, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities, excluding mortgage-backed securities, and accreting certain discounts using a different methodology. Additionally, the Portfolios reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended October 31, 2002 was to decrease net investment income per share by $0.089, decrease net realized and unrealized loss per share by $0.089 and decrease the ratio of net investment income to average net assets from 6.88% to 5.69%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of the Portfolios' allocated expenses.

(7)  Annualized.

See notes to financial statements

9

Eaton Vance Strategic Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Strategic Income Fund (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund is structured as a fund-of-funds and as of April 30, 2006, invested all of its investable assets in interests in three Portfolios: Strategic Income Portfolio, High Income Portfolio, and Floating Rate Portfolio (the Portfolios), which are New York Trusts. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Strategic Income Portfolio, High Income Portfolio, and Floating Rate Portfolio (92.2%, 6.0%, and 3.0%, respectively, at April 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of the Strategic Income Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. See Note 8 for further information on the results of operations of High Income Portfolio and Floating Rate Portfolio. A copy of the financial statements of High Income Portfolio and Floating Rate Portfolio are available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors Inc. (EVD) by calling 1-800-225-6265.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Strategic Income Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. High Income Portfolio's valuation policies are as follows: Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Investments listed on securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Investments listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and ask prices. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Floating Rate Portfolio's valuation policies are as follows: Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Portfolio's investment adviser under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a Matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt

10

Eaton Vance Strategic Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan.

Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for such securities, or the mean of the closing bid and asked prices for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be based on dealer quotations. Short-term obligations which mature in sixty days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than sixty days they will be valued by a pricing service. OTC options are valued at the mean between the bid and the asked price provided by dealers. Financial futures contracts and options thereon listed on the commodity exchanges and exchange traded options are valued at closing settlement prices. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value as determined in good faith by or at the direction of the Trustees.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2005, the Fund, for Federal income tax purposes, had a capital loss carryover of $37,184,528 which will reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2006 ($1,611,493), October 31, 2007 ($7,933,008), October 31, 2009 ($9,854,300), October 31, 2010 ($14,208,464), October 31, 2011 ($1,234,272) and October 31, 2012 ($2,342,991). At October 31, 2005, the amount of the tax basis capital loss carryforward differed from the accumulated net realized loss due primarily to the timing of recording gain/loss on certain futures contracts. During the year ended October 31, 2005, capital loss carryover of $372,654 was utilized to offset net realized gains.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

11

Eaton Vance Strategic Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

E  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are ordinarily paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	16,142,669	17,751,914
Issued to shareholders electing to receive payments of distributions in Fund shares	776,351	1,041,682
Redemptions	(5,708,718)	(9,285,301)
Exchange from Class B shares	492,329	557,285
Net increase	11,702,631	10,065,580
Class B	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	2,936,589	6,285,187
Issued to shareholders electing to receive payments of distributions in Fund shares	358,435	669,200
Redemptions	(2,480,940)	(5,280,517)
Exchange to Class A shares	(519,850)	(588,236)
Net increase	294,234	1,085,634
Class C	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005(1)
Sales	6,251,662	8,902,060
Issued to shareholders electing to receive payments of distributions in Fund shares	338,166	529,300
Redemptions	(2,407,265)	(3,167,321)
Net increase	4,182,563	6,264,039

(1)  Transactions have been restated to reflect the effects of a 1.2632979-for-1 stock split effective on November 11, 2005.

12

Eaton Vance Strategic Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

4  Investment Adviser Fee and Other Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of each of the Portfolio's Notes to financial statements. Except as to Trustees of the Fund and the Portfolios who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain officers and Trustees of the Fund and of the Portfolios are officers of the above organizations. EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended April 30, 2006, EVM earned $15,473 in sub-transfer agent fees. The Fund was informed that EVD, a subsidiary of EVM and the Fund's principal underwriter, received $93,612 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2006.

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% (annualized) of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2006 amounted to $357,638 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 4.5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges due EVD, of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The fund paid or accrued $738,527 and $603,831 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2006, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At April 30, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $36,720,000 and $13,185,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2006 amounted to $246,176 and $201,277 for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC charges received on Class B and Class C redemptions when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. The Fund has been informed that EVD received approximately $4,000, $270,000 and $16,000 of CDSC paid by shareholders of Class A, Class B and Class C shares, respectively, during the six months ended April 30, 2006.

13

Eaton Vance Strategic Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Investment Transactions

Increases and decreases in the Fund's investment in the Strategic Income Portfolio for the six months ended April 30, 2006, aggregated $194,219,538 and $186,837,148, respectively. Increases in the Fund's investment in the Floating Rate Portfolio for the six months ended April 30, 2006 aggregated $92,000,000. There were no changes to the Fund's investment in the High Income Portfolio for the six months ended April 30, 2006.

8  Investment in Portfolios

For the six months ended April 30, 2006, the Fund was allocated net investment income and realized and unrealized gain (loss) from the Portfolios as follows:

	Strategic Income Portfolio	High Income Portfolio	Floating Rate Portfolio	Total
Interest income (net of foreign taxes of $38,264, $0, $0 and $38,264, respectively)	$10,645,234	$2,747,065	$4,602,465	$17,994,764
Dividend income	26,902	23,548	64	50,514
Expenses	(1,463,775)	(184,664)	(378,559)	(2,026,998)
Net investment income	$9,208,361	$2,585,949	$4,223,970	$16,018,280
Net realized gain (loss) —
Investment transactions	$715,839	$797,554	$(55,342)	$1,458,051
Financial futures contracts	2,156,020			2,156,020
Swap contracts	1,619,348	21,507	14,391	1,655,246
Foreign currency and forward foreign currency exchange contracts	5,417,931	1,152	(359,956)	5,059,127
Net realized gain (loss)	$9,909,138	$820,213	$(400,907)	$10,328,444
Change in unrealized appreciation (depreciation)
Investments	$(164,979)	$550,632	$979,096	$1,364,749
Financial futures contracts	669,565			669,565
Swap contracts	(309,615)	(13,978)	18,687	(304,906)
Foreign currency and forward foreign currency exchange contracts	891,621	5,620	(320,323)	576,918
Net change in unrealized appreciation (depreciation)	$1,086,592	$542,274	$677,460	$2,306,326

9  Stock Split

On October 17, 2005, the Trustees of the Fund approved a 1.2632979-for-1 stock split for Class C shares, effective November 11, 2005. The stock split had no impact on the overall value of a shareholder's investment in the Fund.

14

Strategic Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS

Bonds & Notes — 85.1%
Security	Principal		U.S. $ Value
Brazil — 0.7%
Republic of Brazil, 12.50%, 1/5/16	BRL	6,870,000	$3,310,576
Total Brazil (identified cost $2,810,806)			$3,310,576
Chile — 0.6%
JP Morgan Chilean Inflation Linked Note, 7.433%, 11/17/15		$3,000,000	$3,103,800
Total Chile (identified cost $3,000,000)			$3,103,800
Colombia — 3.2%
Republic of Colombia, 11.75%, 3/1/10	COP	31,990,000,000	$15,032,734
Total Colombia (identified cost $15,435,830)			$15,032,734
Egypt — 4.3%
Egyptian Treasury Bill, 0.00%, 5/9/06	EGP	6,150,000	$1,066,577
Egyptian Treasury Bill, 0.00%, 5/23/06	EGP	16,500,000	2,854,035
Egyptian Treasury Bill, 0.00%, 6/27/06	EGP	33,500,000	5,747,107
Egyptian Treasury Bill, 0.00%, 7/18/06	EGP	16,750,000	2,859,522
Egyptian Treasury Bill, 0.00%, 9/5/06	EGP	16,000,000	2,700,507
Egyptian Treasury Bill, 0.00%, 12/5/06	EGP	16,000,000	2,644,505
Egyptian Treasury Bill, 0.00%, 2/27/07	EGP	15,410,000	2,499,157
Total Egypt (identified cost $20,445,943)			$20,371,410
Indonesia — 2.1%
APP Finance VI, 0.00%, 11/18/12(1)(2)(3)		$4,000,000	$82,500
APP Finance VII, 3.50%, 4/30/03(1)(2)(3)		2,000,000	75,000
DGS International Finance, 10.00%, 6/1/07(1)(3)		2,000,000	38,500
Indah Kiat International Finance, 12.50%, 6/15/06(1)(3)		1,000,000	646,250
Indonesia Recapital, 14.00%, 6/15/09	IDR	76,000,000,000	9,188,567
Total Indonesia (identified cost $14,894,051)			$10,030,817

Security	Principal		U.S. $ Value
Morocco — 0.1%
Snap Ltd., 11.50%, 1/29/09(9)	DEM	537,428	$347,861
Total Morocco (identified cost $278,498)			$347,861
Philippines — 0.1%
Bayan Telecommunications, 13.50%, 7/15/06(1)(3)(4)		$2,000,000	$735,000
Total Philippines (identified cost $1,917,237)			$735,000
United States — 74.0%
Corporate Bonds & Notes — 0.8%
Baltimore Gas and Electric, 6.73%, 6/12/12		$400,000	$416,534
BellSouth Capital Funding, 6.04%, 11/15/26		300,000	300,928
Coca-Cola Enterprise, 7.00%, 10/1/26		375,000	405,346
Eaton Corp., 8.875%, 6/15/19		500,000	619,589
Ford Holdings, 9.30%, 3/1/30		1,000,000	815,000
Ingersoll-Rand Co., 6.48%, 6/1/25		1,050,000	1,083,153
Total Corporate Bonds & Notes (identified cost, $3,764,763)			$3,640,550
Collateralized Mortgage Obligations — 10.5%
Federal Home Loan Mortgage Corp., Series 1548, Class Z, 7.00%, 7/15/23		$1,108,224	$1,141,013
Federal Home Loan Mortgage Corp., Series 1817, Class Z, 6.50%, 2/15/26		930,904	951,183
Federal Home Loan Mortgage Corp., Series 1927, Class ZA, 6.50%, 1/15/27		3,556,812	3,636,864
Federal Home Loan Mortgage Corp., Series 4, Class D, 8.00%, 12/25/22		836,914	880,852
Federal National Mortgage Association, Series 1992-180, Class F, 6.12%, 10/25/22(5)		3,739,984	3,850,938
Federal National Mortgage Association, Series 1993-104, Class ZB, 6.50%, 7/25/23		1,176,337	1,203,243
Federal National Mortgage Association, Series 1993-141, Class Z, 7.00%, 8/25/23		2,770,237	2,873,104
Federal National Mortgage Association, Series 1993-16, Class Z, 7.50%, 2/25/23		3,746,010	3,945,756
Federal National Mortgage Association, Series 1993-79, Class PL, 7.00%, 6/25/23		2,519,379	2,606,559
Federal National Mortgage Association, Series 1994-63, Class PJ, 7.00%, 12/25/23		6,153,465	6,185,408

See notes to financial statements

15

Strategic Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal	U.S. $ Value
United States (continued)
Federal National Mortgage Association, Series 1994-79, Class Z, 7.00%, 4/25/24	$3,314,044	$3,438,098
Federal National Mortgage Association, Series 1994-89, Class ZQ, 8.00%, 7/25/24	2,133,725	2,280,795
Federal National Mortgage Association, Series 1996-35, Class Z, 7.00%, 7/25/26	825,804	857,917
Federal National Mortgage Association, Series 2000-49, Class A, 8.00%, 3/18/27	2,820,610	2,984,723
Federal National Mortgage Association, Series 2001-37, Class GA, 8.00%, 7/25/16	731,608	762,431
Federal National Mortgage Association, Series G93-1, Class K, 6.675%, 1/25/23	4,050,181	4,167,244
Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/26/23	916,030	935,559
Government National Mortgage Association, Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,043,482
Merrill Lynch Trust, Series 45, Class Z, 9.10%, 9/20/20	2,225,819	2,225,819
Total Collateralized Mortgage Obligations (identified cost, $51,540,803)		$49,970,988
Mortgage Pass-Throughs — 61.1%
Federal Home Loan Mortgage Corp.:
4.841% with maturity at 2023(6)	$2,117,874	$2,153,798
6.00% with maturity at 2024	8,204,081	8,284,169
6.50% with various maturities to 2024	5,725,358	5,878,784
7.00% with various maturities to 2024	3,810,027	3,975,747
7.31% with maturity at 2026	803,523	844,221
7.50% with various maturities to 2026	8,546,726	9,020,144
7.95% with maturity at 2022	1,046,726	1,121,875
8.00% with various maturities to 2021	342,666	355,702
8.15% with maturity at 2021	761,327	771,859
8.30% with maturity at 2021	566,253	612,020
8.47% with maturity at 2018	491,803	531,232
8.50% with various maturities to 2028	3,671,809	4,000,367
9.00% with various maturities to 2027	2,280,637	2,507,894
9.25% with various maturities to 2016	324,773	334,370
9.50% with various maturities to 2027	852,727	947,251
9.75% with various maturities to 2020	81,991	87,572
10.00% with various maturities to 2025	753,176	835,511
10.25% with maturity at 2013	208,905	218,052
10.50% with various maturities to 2021	1,315,403	1,489,932
11.00% with various maturities to 2019	2,162,552	2,439,622
11.25% with maturity at 2010	26,129	28,046
12.50% with various maturities to 2019	271,435	307,369
12.75% with maturity at 2013	21,606	23,597
13.25% with maturity at 2013	4,356	4,896
13.50% with maturity at 2019	24,490	27,809
		$46,801,839

Security	Principal	U.S. $ Value
United States (continued)
Federal National Mortgage Association:
4.44% with various maturities to 2033(6)	$47,665,079	$47,762,725
4.541% with maturity at 2035(6)	13,960,941	14,018,788
4.546% with various maturities to 2035(6)	97,835,070	98,234,662
4.597% with maturity at 2022(6)	5,108,203	5,116,186
4.696% with maturity at 2025(6)	3,602,396	3,613,266
4.883% with maturity at 2023(6)	685,062	686,597
4.896% with maturity at 2024(6)	3,226,970	3,235,828
5.834% with maturity at 2028(6)	1,096,795	1,108,495
6.50% with various maturities to 2028	8,261,849	8,465,669
7.00% with various maturities to 2024	1,972,383	2,049,240
7.50% with various maturities to 2026	12,971,372	13,573,097
8.00% with various maturities to 2028	15,100,132	16,165,301
8.50% with various maturities to 2026	455,994	475,716
8.91% with maturity at 2010	209,611	217,889
9.00% with various maturities to 2024	1,583,986	1,713,285
9.03% with maturity at 2028	2,237,939	2,446,719
9.50% with various maturities to 2030	3,258,648	3,612,971
10.50% with maturity at 2020	174,822	199,125
11.00% with various maturities to 2025	198,986	222,999
11.50% with maturity at 2019	191,639	216,515
12.00% with maturity at 2015	136,867	155,151
12.50% with maturity at 2015	699,841	792,334
12.75% with maturity at 2014	14,854	16,343
13.00% with various maturities to 2015	282,239	325,092
13.50% with various maturities to 2015	130,847	150,026
14.75% with maturity at 2012	435,711	509,112
		$225,083,131
Government National Mortgage Association:
7.00% with various maturities to 2024	$3,843,942	$4,010,745
7.50% with various maturities to 2028	4,733,446	5,016,097
7.75% with maturity at 2019	48,751	51,939
8.00% with various maturities to 2023	1,858,929	1,992,317
8.30% with various maturities to 2020	499,530	538,461
8.50% with various maturities to 2021	357,783	384,005
9.00% with various maturities to 2025	1,398,387	1,537,063
9.50% with various maturities to 2026	4,218,862	4,735,921
12.50% with maturity at 2019	325,650	369,501
13.50% with maturity at 2014	26,015	30,911
		$18,666,960
Total Mortgage Pass-Throughs (identified cost, $292,112,275)		$290,551,930
Auction Rate Certificates — 1.2%
Colorado Educational and Cultural Facilities Authority, (The Nature Conservancy), Variable Rate Demand Note, 4.85%, 7/1/32(6)	$2,475,000	$2,475,000

See notes to financial statements

16

Strategic Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal	U.S. $ Value
United States (continued)
Colorado Educational and Cultural Facilities Authority, (The Nature Conservancy), Variable Rate Demand Note, 4.95%, 7/1/33(6)	$3,000,000	$3,000,000
Total Auction Rate Certificates (identified cost, $5,475,000)		$5,475,000
U.S. Treasury Obligations — 0.4%
United States Treasury Bond, 7.875%, 2/15/21(7) — (identified cost, $1,821,282)	$1,500,000	$1,895,391
Total United States (identified cost $354,714,123)		$351,533,859
Total Bonds & Notes (identified cost, $413,496,488)		$404,466,057
Common Stocks — 0.1%
Security	Shares	Value
Indonesia — 0.1%
Business Services — 0.1%
APP China(1)	8,155	$438,331
		$438,331
Total Indonesia (identified cost $1,522,635)		$438,331
Total Common Stocks (identified cost $1,522,635)		$438,331
Commercial Paper — 9.7%
Security	Principal Amount (000's omitted)	Value
Asset One Securitization, LLC, 4.80%, 5/3/06	$21,000	$20,994,400
La Fayette Asset Securitization, LLC, 4.81%, 5/12/06	25,157	25,120,023
Total Commercial Paper (at amortized cost, $46,114,423)		$46,114,423

Time Deposit — 4.4%
Security	Principal	Value
Investors Bank and Trust Company Time Deposit, 4.86%, 5/1/06	$19,470,000	$19,470,000
Investors Bank and Trust Company Time Deposit, 4.86%, 5/1/06(8)	1,251,671	1,251,671
Total Time Deposit (at amortized cost, $20,721,671)		$20,721,671
Call Options Purchased — 0.5%
Security	Contracts (000's omitted)	Value
Kospi 200 Index, Expires 3/12/07, Strike Price 143.946	37,083	$1,802,933
Taiwan SE Index, Expires 3/12/07, Strike Price 6808.125	32	615,754
Total Call Options Purchased (identified cost, $641,472)		$2,418,687
Total Investments — 99.8% (identified cost, $482,496,689)		$474,159,169
Other Assets, Less Liabilities — 0.2%		$1,048,278
Net Assets — 100.0%		$475,207,447

BRL - Brazilian Real

COP - Colombian Peso

DEM - Deutsche Mark

EGP - Egyptian Pound

IDR - Indonesian Rupiah

(1)  Non-income producing security.

(2)  Convertible bond.

(3)  Defaulted security. Currently the issuer is in default with respect to interest payments and/or principal.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of the securities is $735,000 or 0.2% of the net assets.

(5)  Floating-Rate.

(6)  Adjustable rate securities. Rates shown are the rates at period end.

(7)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(8)  Security (or a portion thereof) has been segregated to cover swap contracts.

(9)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

See notes to financial statements

17

Strategic Income Portfolio as of April 30, 2006

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investments, at value (identified cost, $482,496,689)	$474,159,169
Cash	3,448
Receivable for investments sold	86,298
Receivable for open swap contracts	383,609
Interest and dividends receivable	2,651,368
Receivable for open forward foreign currency contracts	2,070,886
Total assets	$479,354,778
Liabilities
Payable for open forward foreign currency contracts	$1,396,608
Payable for open swap contracts	2,158,175
Payable for daily variation margin on open financial futures contracts	290,990
Payable to affiliate for investment advisory fees	170,193
Payable to affiliate for administration fees	57,366
Payable to affiliate for Trustees' fees	1,706
Accrued expenses	72,293
Total liabilities	$4,147,331
Net Assets applicable to investors' interest in Portfolio	$475,207,447
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$483,251,693
Net unrealized depreciation (computed on the basis of identified cost)	(8,044,246)
Total	$475,207,447

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Interest (net of foreign taxes, $38,307)	$11,034,687
Dividends	27,396
Total investment income	$11,062,083
Expenses
Investment adviser fee	$1,001,291
Administration fee	342,863
Trustees' fees and expenses	5,917
Custodian fee	85,806
Legal and accounting services	49,349
Miscellaneous	22,193
Total expenses	$1,507,419
Deduct — Reduction of custodian fee	$321
Total expense reductions	$321
Net expenses	$1,507,098
Net investment income	$9,554,985
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$681,958
Financial futures contracts	2,208,180
Swap contracts	1,641,495
Foreign currency and forward foreign currency exchange contract transactions	5,407,200
Net realized gain	$9,938,833
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(184,565)
Financial futures contracts	716,137
Swap contracts	(354,913)
Foreign currency and forward foreign currency exchange contracts	890,032
Net change in unrealized appreciation (depreciation)	$1,066,691
Net realized and unrealized gain	$11,005,524
Net increase in net assets from operations	$20,560,509

See notes to financial statements

18

Strategic Income Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006	Year Ended October 31, 2005
From operations — Net investment income	$9,554,985	$12,219,840
Net realized gain from investments, financial futures contracts, swap contracts, foreign currency, and forward foreign currency exchange contract transactions	9,938,833	16,473,681
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	1,066,691	(6,003,853)
Net increase in net assets from operations	$20,560,509	$22,689,668
Capital transactions — Contributions	$258,764,502	$258,350,420
Withdrawals	(214,797,267)	(194,304,717)
Net increase in net assets from capital transactions	$43,967,235	$64,045,703
Net increase in net assets	$64,527,744	$86,735,371
Net Assets
At beginning of period	$410,679,703	$323,944,332
At end of period	$475,207,447	$410,679,703

See notes to financial statements

19

Strategic Income Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2006		2005	2004	2003	2002(1)	2001
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.66	%(2)	0.66%	0.68%	0.71%	0.77%	0.79%
Expenses after custodian fee reduction	0.66	%(2)	0.66%	0.68%	0.71%	0.77%	0.79%
Net investment income	4.18	%(2)	3.23%	3.10%	3.36%	5.88%	8.10%
Portfolio Turnover	28%		59%	55%	71%	63%	54%
Total Return(3)	4.69%		6.48%	6.97%	12.97%	5.25%	—
Net assets, end of period (000's omitted)	$475,207		$410,680	$323,944	$277,081	$190,453	$179,492

(1)  The Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities, excluding mortgage-backed securities, and accreting certain discounts using a different methodology. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in the ratio of net investment income to average net assets from 7.32% to 5.88%. Ratios for the periods prior to October 31, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

20

Strategic Income Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Strategic Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as an open-end investment company. The Portfolio was organized as a trust under the laws of the State of New York in 1992. The Portfolio's investment objective is to provide a high level of income and total return by investing in a global portfolio consisting primarily of high grade debt securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2006, Eaton Vance Strategic Income Fund and Eaton Vance Medallion Strategic Income Fund held an approximate 92.2% and 7.7% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Most seasoned mortgage backed securities ("MBS") are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Debt securities (other than short-term obligations maturing in sixty days or less but including collateralized mortgage obligations and certain MBS), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Marketable securities that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and ask prices. When valuing foreign investments that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable or other instruments that have strong correlation to the fair-valued securities. Financial futures contracts and options thereon listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations and money-market securities maturing in sixty days or less are valued at amortized cost which approximates value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which market quotations are unavailable and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin), either in cash or securities, equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest or currency exchange rates and investment purposes. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

21

Strategic Income Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

E  When-Issued and Delayed Delivery Transactions — The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Written Options — The Portfolio may write call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

H  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

J  Reverse Repurchase Agreements — The Portfolio may enter into reverse repurchase agreements. Under such an agreement, the Portfolio temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed-upon price and time in the future. The Portfolio may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Portfolio's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Portfolio. The securities underlying such agreements continue to be treated as owned by the Portfolio and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Portfolio under reverse repurchase agreements is accrued daily.

K  Total Return Swaps — The Portfolio may enter into swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. In a total

22

Strategic Income Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. However, the Portfolio does not anticipate nonperformance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

L  Credit Default Swaps — The Portfolio may enter into credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par or other agreed-upon value, of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

M  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

N  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

O  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

P  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a

23

Strategic Income Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

percentage of average daily net assets (0.275% annually up to $500 million of average net assets) plus a percentage of gross income (i.e., income other than gains from the sale of investments and paydown gains/losses). Such percentages are reduced as average daily net assets and gross income exceed certain levels. For the six months ended April 30, 2006, the fee was equivalent to 0.44% (annualized) of the Portfolio's average net assets for such period and amounted to $1,001,291. An administration fee, computed at an effective annual rate of 0.15% (annualized) of average daily net assets was also paid to BMR for administrative services and office facilities. Such fee amounted to $342,863 for the six months ended April 30, 2006.

Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2006, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2006.

4  Investment Transactions

The Portfolio invests primarily in foreign government and U.S. Government debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or country. The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt securities than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers. At April 30, 2006, the Portfolio had invested approximately 10.66% of its net assets or approximately $50,643,000 in high yield securities. Purchases and sales of investments, other than short-term obligations, and including paydowns on mortgage backed securities, for the six months ended April 30, 2006 were as follows:

Purchases
Investments (non-U.S. Government)	$99,754,296
U.S. Government Securities	13,008,060
$112,762,356
Sales
Investments (non-U.S. Government)	$90,116,299
U.S. Government Securities	47,731,357
$137,847,656

5  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts, financial futures contracts and swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2006 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date(s)	Deliver	In exchange for	Net Unrealized Appreciation (Depreciation)
05/02/06	Australian Dollar 10,200,000	United States Dollar 7,524,693	(214,557)

24

Strategic Income Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

Settlement Date(s)	Deliver	In exchange for	Net Unrealized Appreciation (Depreciation)
05/08/06	Canadian Dollar	United States Dollar
	8,500,000	7,469,901	(117,082)
05/10/06	Colombian Peso 17,170,000,000	United States Dollar 7,351,745	120,329
05/03/06	Euro 57,713	United States Dollar 72,886	188
05/15/06	Euro 4,000,000	United States Dollar 4,862,780	(179,588)
05/01/06	Japenese Yen 1,423,000,000	United States Dollar 12,018,581	(442,014)
05/15/06	Japanese Yen 1,423,000,000	United States Dollar 12,414,579	(68,390)
			$(901,114)
Purchases
Settlement Date(s)	In exchange for	Deliver	Net Unrealized Appreciation (Depreciation)
05/02/06	Australian Dollar 10,200,000	United States Dollar 7,452,120	287,130
05/10/06	Colombian Peso 17,170,000,000	United States Dollar 7,400,862	(169,446)
05/03/06	Euro 32,534,942	Slovakia Koruna 1,212,532,000	89,318
05/12/06	Indonesian Rupiah 113,000,000,000	United States Dollar 12,755,390	96,472
05/05/06	Icelandic Kroner 773,754,000	Euro 8,310,999	(41,665)
05/12/06	Icelandic Kroner 760,296,000	Euro 8,158,558	(47,808)
05/01/06	Japanese Yen 1,423,000,000	United States Dollar 12,391,153	69,443
05/10/06	Kenya Shilling 71,850,000	United States Dollar 1,008,209	2,338
05/30/06	Korean Won 26,857,000,000	United States Dollar 28,372,068	124,522
05/10/06	Mexican Peso 191,340,000	United States Dollar 17,315,005	(65,964)
05/23/06	Malaysian Ringgit 52,900,000	United States Dollar 14,472,532	135,042
05/30/06	Malaysian Ringgit 26,900,000	United States Dollar 7,399,868	30,400
05/22/06	Philippine Peso 385,800,000	United States Dollar 7,494,172	(50,094)
05/30/06	Philippine Peso 740,000,000	United States Dollar 14,247,483	24,405
05/08/06	Romanian Leu 17,700,000	Euro 5,063,094	31,629
05/15/06	Romanian Leu 14,452,000	United States Dollar 5,012,660	219,898

Settlement Date(s)	In exchange for	Deliver	Net Unrealized Appreciation (Depreciation)
05/18/06	Romanian Leu 10,400,000	Euro 2,977,639	10,478
10/27/06	Romanian Leu 27,425,000	Euro 7,432,249	365,779
05/03/06	Slovakia Koruna 709,532,000	Euro 18,923,881	91,898
05/11/06	Slovakia Koruna 704,790,000	Euro 18,771,374	121,535
05/24/06	Slovakia Koruna 709,532,000	Euro 18,973,879	19,454
05/02/06	Turkish Lira 7,035,600	United States Dollar 5,195,392	129,464
05/11/06	Turkish Lira 17,953,000	United States Dollar 13,461,048	101,164
			$1,575,392
Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
06/06	80 Nikkei 225	Long	$6,260,000	$6,774,000	$514,000
06/06	18 DAX Index	Long	3,328,216	3,416,643	88,427
06/06	46 Japan 10 Year Bond	Short	(54,209,107)	(53,411,559)	797,548
					$1,399,975

Descriptions of the underlying instruments to Futures Contracts: Nikkei 225: The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. DAX Index: The German Stock Index is a total return index of 30 selected blue chip stocks traded on the Frankfurt Stock Exchange. Japan 10 Year Bond: Japaneese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

At April 30, 2006, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.

25

Strategic Income Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

Credit Default Swaps
Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
4,000,000	USD	4/6/2009	Agreement with JP Morgan Chase Bank dated 4/6/2004 to pay 3.60% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	$(296,222)

10,000,000	USD	4/20/2010	Agreement with JP Morgan Chase Bank dated 4/1/2005 to pay 3.16% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	(706,621)

5,000,000	USD	6/20/2011	Agreement with JP Morgan Chase Bank dated 4/26/2006 to pay 1.88% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Philippines, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Philippines to JP Morgan Chase Bank.	(23,707)

5,000,000	USD	4/6/2014	Agreement with Morgan Stanley Capital Services Inc. dated 4/6/2004 to pay 4.05% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	(674,633)

4,000,000	USD	1/29/2009	Agreement with Morgan Stanley Capital Services Inc. dated 1/29/2004 to pay 3.40% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	(260,273)

50,000,000	USD	6/20/2015	Agreement with Goldman Sachs Capital Markets L.P., dated 6/16/2005 to pay 0.29% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Goldman Sachs Capital Markets L.P. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Goldman Sachs Capital Markets L.P.	(115,528)

30,000,000	USD	6/20/2020	Agreement with Goldman Sachs Capital Markets L.P., dated 3/23/2005 to pay 0.20% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Goldman Sachs Capital Markets L.P. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Goldman Sachs Capital Markets L.P.	224,367

6,000,000	USD	1/20/2011	Agreement with Barclays Bank, PLC dated 1/18/2006 to pay 0.75% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Arab Republic of Egypt, Barclays Bank, PLC agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Arab Republic of Egypt to Barclays Bank, PLC.	(33,777)

26

Strategic Income Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
20,000,000	USD	6/20/2020	Agreement with Credit Suisse First Boston dated 3/23/2005 to pay 0.195% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Credit Suisse First Boston.	$159,242

5,000,000	USD	6/20/2011	Agreement with Credit Suisse First Boston dated 4/26/2006 to pay 1.88% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Philippines, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Philippines to Credit Suisse First Boston.	(23,707)

5,000,000	USD	6/20/2011	Agreement with Citigroup Global Markets, Inc. dated 4/26/2006 to pay 1.88% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Republic of the Philippines, Citigroup Global Markets agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Philippines to Citigroup Global Markets, Inc.	(23,707)

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments at April 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$482,379,210
Gross unrealized appreciation	$2,918,711
Gross unrealized depreciation	(11,138,752)
Net unrealized depreciation	$(8,220,041)

The net unrealized appreciation on foreign currency, swaps, forwards and futures contracts at April 30, 2006 on a federal income tax basis was $293,274.

27

Strategic Income Portfolio as of April 30, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Strategic Income Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Strategic Income Portfolio (the "Portfolio") at April 30, 2006, and the results of its operations, the changes in its net assets, and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
June 23, 2006

28

Eaton Vance Strategic Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

29

Eaton Vance Strategic Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the Strategic Income Portfolio, the Boston Income Portfolio, the Floating Rate Portfolio, the High Income Portfolio and the Investment Grade Income Portfolio (the "Portfolios"), the portfolios in which the Eaton Vance Strategic Income Fund (the "Fund") invests, each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high grade debt securities. With respect to the Floating Rate Portfolio, the Board noted the experience of the Adviser's 29 bank loan investment professionals and other personnel who provide services to the Portfolios, including four portfolio managers and 15 analysts. With respect to the Boston Income Portfolio and High Income Portfolios, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

30

Eaton Vance Strategic Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five-and ten-year periods ended September 30, 2005 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board concluded that on a risk-adjusted basis, the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolios and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted that, at its request, the Adviser had agreed to add a breakpoint for the Floating Rate Portfolio with respect to assets that exceed $10 billion, and for the Boston Income Portfolio with respect to assets that exceed $5 billion. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fees, several of which include breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

31

Eaton Vance Strategic Income Fund

INVESTMENT MANAGEMENT

Eaton Vance Strategic Income Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Kevin S. Dyer
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Cliff Quisenberry, Jr.
Vice President
Duncan W. Richardson
Vice President
Walter A. Row III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Strategic Income Portfolio

Officers Mark S. Venezia President Susan Schiff Vice President Dan A. Maalouly Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

32

This Page Intentionally Left Blank

Investment Adviser of Strategic Income Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Strategic Income Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer and Dividend Disbursing Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP

125 High Street

Boston, MA 02110

Eaton Vance Strategic Income Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

028-6/06  SISRC

Semiannual Report April 30, 2006

EATON VANCE
TAX-MANAGED
EQUITY ASSET
ALLOCATION
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Equity Asset Allocation Fund  as of April 30, 2006

INVESTMENT UPDATE

Duncan W. Richardson, CFA
Portfolio Manager

The Fund

Performance for the Past Six Months

•                     For the six months ended April 30, 2006, the Fund’s Class A shares had a total return of 16.25%. This return was the result of an increase in net asset value (NAV) per share to $13.72 on April 30, 2006, from $12.10 on October 31, 2005, and the distribution of $0.314 per share in capital gains.(1)

•                     The Fund’s Class B shares had a total return of 15.80% for the same period, the result of an increase in NAV per share to $13.32 from $11.80 and the distribution of $0.314 per share in capital gains.(1)

•                     The Fund’s Class C shares had a total return of 15.74% for the same period, the result of an increase in NAV per share to $13.29 from $11.78 and the distribution of $0.314 per share in capital gains.(1)

•       For comparison, the Russell 3000 Index, a broadbased, unmanaged market index of 3000 U.S. stocks, had a total return of 10.70% during the same period.(2)

See pages 3 and 4 for more performance information, including after-tax returns.

Management Discussion

•                     The six-month period ended April 30, 2006 seemed reminiscent of 2005, as equity investors questioned the sustainability of the economy in the face of rising interest rates, record energy prices and a slowing housing market. Despite such headwinds, the U.S. economy has been resilient, and equity markets have posted healthy returns, helped in large part by cash-rich balance sheets and solid earnings results.

•                     In this environment, the Fund outperformed its benchmark, the Russell 3000 Index.(2) The Fund’s performance was a function of both the performance of the underlying Portfolios, and its asset allocation among the Portfolios. Several multi-year trends remained intact: small- and mid-cap leadership over large-cap stocks and international outperformance over domestic equities. The Fund benefited from its continued emphasis of smalland mid-cap investments, as well as an overweight exposure to international securities, which on average outpaced domestic returns 2-to-1.

•                     In early April of this year, management decided to gradually reallocate approximately 3.5% of the Fund’s assets from mid-cap to large-cap portfolios. With new Fund flows, the Fund steadily moved 2.5% out of Tax-Managed Mid-Cap Core Portfolio into Tax-Managed Value Portfolio and 1% out of Tax-Managed Multi-Cap Opportunity Portfolio into Tax-Managed Growth Portfolio. The new allocation targets recognized the exceptional six-plus year outperformance of small- and mid-capitalization stocks and reinforced management’s view at the end of the period that the valuations of largercapitalization stocks were increasingly attractive. In addition, large-cap companies have historically been viewed as a safe haven in times of global uncertainty and slower economic growth. At April 30, 2006, the Fund continued to maintain a balance between growth and value styles with a slight tilt toward growth.

•                     Now in its fourth year of operations, the Fund has witnessed the recurring cyclicality of the equity markets. Relative returns between various market caps and styles are cyclical but are not perfectly correlated. A broadly diversified portfolio that maintains exposure to all asset classes and is periodically rebalanced may dampen some of the markets more volatile sectors and provide a solid investment approach for long-term investors.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)          These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower.

(2)          It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance Tax-Managed Equity Asset Allocation Fund  as of April 30, 2006

FUND PERFORMANCE

Performance*	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	26.83%	25.94%	25.90%
Life of Fund†	8.53%	7.77%	7.72%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	19.50%	20.94%	24.90%
Life of Fund†	6.99%	7.39%	7.72%

†                     Inception Dates — Class A: 3/4/02; Class B: 3/4/02; Class C: 3/4/02

*                    Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC. Absent an allocation of certain expenses to the administrator, the returns for certain periods would be lower. Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Current Allocations**

By total investments

**             Fund information may not be representative of the Fund’s current or future investments and may change due to active management. You may obtain free copies of each of the Portfolios’ most recent financial statements by contacting Eaton Vance Distributors, Inc. at 1-800-225- 6265 or from the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month-end, please refer to www.eatonvance.com.

3

Eaton Vance Tax-Managed Equity Asset Allocation Fund  as of April 30, 2006

FUND PERFORMANCE

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns
(For the periods ended April 30, 2006)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Life of Fund
Return Before Taxes	26.83%	8.53%
Return After Taxes on Distributions	26.36%	8.43%
Return After Taxes on Distributions and Sale of Fund Shares	17.98%	7.36%

Returns at Public Offering Price (POP) (Class A)

	One Year	Life of Fund
Return Before Taxes	19.50%	6.99%
Return After Taxes on Distributions	19.07%	6.90%
Return After Taxes on Distributions and Sale of Fund Shares	13.19%	6.02%

Average Annual Total Returns
(For the periods ended April 30, 2006)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Life of Fund
Return Before Taxes	25.90%	7.72%
Return After Taxes on Distributions	25.42%	7.62%
Return After Taxes on Distributions and Sale of Fund Shares	17.39%	6.65%

Returns at Public Offering Price (POP) (Class C)

	One Year	Life of Fund
Return Before Taxes	24.90%	7.72%
Return After Taxes on Distributions	24.42%	7.62%
Return After Taxes on Distributions and Sale of Fund Shares	16.74%	6.65%

Average Annual Total Returns
(For the periods ended April 30, 2006)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Life of Fund
Return Before Taxes	25.94%	7.77%
Return After Taxes on Distributions	25.47%	7.68%
Return After Taxes on Distributions and Sale of Fund Shares	17.41%	6.70%

Returns at Public Offering Price (POP) (Class B)

	One Year	Life of Fund
Return Before Taxes	20.94%	7.39%
Return After Taxes on Distributions	20.47%	7.30%
Return After Taxes on Distributions and Sale of Fund Shares	14.16%	6.37%

Class A, Class B, and Class C of the Fund commenced investment operations on 3/4/02. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge or applicable CDSC, while Returns at Net Asset Value (NAV) do not. Absent an allocation of certain expenses to the administrator, the returns for certain periods would be lower. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return

After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month-end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 – April 30, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Equity Asset Allocation Fund

	Beginning Account Value (11/1/05)	Ending Account Value (4/30/06)	Expenses Paid During Period* (11/1/05 – 4/30/06)
Actual
Class A	$1,000.00	$1,162.50	$7.51
Class B	$1,000.00	$1,158.00	$11.50
Class C	$1,000.00	$1,157.40	$11.50
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.00
Class B	$1,000.00	$1,014.10	$10.74
Class C	$1,000.00	$1,014.10	$10.74

* Expenses are equal to the Fund's annualized expense ratio of 1.40% for Class A shares, 2.15% for Class B shares, and 2.15% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2005. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investment in Tax-Managed Growth Portfolio, at value (identified cost, $102,495,702)	$117,705,770
Investment in Tax-Managed Value Portfolio, at value (identified cost, $81,827,680)	115,368,044
Investment in Tax-Managed International Equity Portfolio, at value (identified cost, $64,809,516)	101,519,078
Investment in Tax-Managed Multi-Cap Opportunity Portfolio, at value (identified cost, $74,201,635)	89,887,156
Investment in Tax-Managed Mid-Cap Core Portfolio, at value (identified cost, $54,125,144)	67,403,110
Investment in Tax-Managed Small-Cap Growth Portfolio, at value (identified cost, $36,026,588)	41,839,293
Investment in Tax-Managed Small-Cap Value Portfolio, at value (identified cost, $14,601,929)	24,188,580
Receivable for Fund shares sold	1,839,775
Total assets	$559,750,806
Liabilities
Payable for Fund shares redeemed	$513,609
Payable to affiliate for distribution and service fees	315,872
Payable to affiliate for administration fee	67,387
Payable to affiliate for investment adviser fee	44,706
Payable to affiliate for Trustees' fees	261
Other accrued expenses	116,104
Total liabilities	$1,057,939
Net Assets	$558,692,867
Sources of Net Assets
Paid-in capital	$403,773,830
Accumulated net realized gain from Portfolios (computed on the basis of identified cost)	24,293,845
Accumulated undistributed net investment income	802,355
Net unrealized appreciation from Portfolios (computed on the basis of identified cost)	129,822,837
Total	$558,692,867
Class A Shares
Net Assets	$219,994,526
Shares Outstanding	16,037,108
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.72
Maximum Offering Price Per Share (100 ÷ 94.25 of $13.72)	$14.56
Class B Shares
Net Assets	$142,257,624
Shares Outstanding	10,681,703
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.32
Class C Shares
Net Assets	$196,440,717
Shares Outstanding	14,777,779
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.29
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Dividends allocated from Portfolios (net of foreign taxes, $111,918)	$4,438,733
Interest allocated from Portfolios	260,991
Expenses allocated from Portfolios	(1,928,283)
Net investment income from Portfolios	$2,771,441
Expenses
Investment adviser fee	$259,428
Administration fee	375,517
Trustees' fees and expenses	1,984
Distribution and service fees Class A	240,768
Class B	661,929
Class C	876,311
Transfer and dividend disbursing agent fees	177,740
Registration fees	54,582
Legal and accounting services	33,804
Custodian fee	29,122
Printing and postage	15,458
Miscellaneous	4,961
Total expenses	$2,731,604
Net investment income	$39,837
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) — Investment transactions (identified cost basis)	$27,453,313
Securities sold short	(861,332)
Foreign currency transactions	(55,011)
Net realized gain	$26,536,970
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$47,308,005
Securities sold short	829,703
Foreign currency	(829,437)
Net change in unrealized appreciation (depreciation)	$47,308,271
Net realized and unrealized gain	$73,845,241
Net increase in net assets from operations	$73,885,078

See notes to financial statements

6

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment income (loss)	$39,837	$(1,353,703)
Net realized gain from investments, securities sold short and foreign currency transactions	26,536,970	13,849,915
Net change in unrealized appreciation (depreciation) of investments, securities sold short and foreign currency	47,308,271	31,888,236
Net increase in net assets from operations	$73,885,078	$44,384,448
Distributions to shareholders — From net realized gain Class A	$(4,516,898)	$—
Class B	(3,269,364)	—
Class C	(4,277,799)	—
Total distributions to shareholders	$(12,064,061)	$—
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$34,367,492	$42,975,393
Class B	9,822,405	20,001,051
Class C	25,653,079	37,613,007
Net asset value of shares issued to shareholders in payment of distribution declared Class A	3,962,950	—
Class B	2,809,805	—
Class C	3,313,882	—
Cost of shares redeemed Class A	(14,367,476)	(26,271,557)
Class B	(7,940,204)	(16,721,504)
Class C	(12,023,690)	(19,027,014)
Net asset value of shares exchanged Class A	2,015,319	1,863,233
Class B	(2,015,319)	(1,863,233)
Net increase in net assets from Fund share transactions	$45,598,243	$38,569,376
Net increase in net assets	$107,419,260	$82,953,824
Net Assets
At beginning of period	$451,273,607	$368,319,783
At end of period	$558,692,867	$451,273,607
Accumulated undistributed net investment income included in net assets
At end of period	$802,355	$762,518

See notes to financial statements

7

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2006		Year Ended October 31,				Period Ended
	(Unaudited)		2005	2004		2003	October 31, 2002(1)
Net asset value — Beginning of period	$12.100		$10.790	$9.930		$8.190	$10.000
Income (loss) from operations
Net investment income (loss)(2)	$0.031		$0.018	$0.002		$(0.012)	$(0.024)
Net realized and unrealized gain (loss)	1.903		1.292	0.858		1.752	(1.786)
Total income (loss) from operations	$1.934		$1.310	$0.860		$1.740	$(1.810)
Less distributions
From net realized gain	$(0.314)		$—	$—		$—	$—
Total distributions	$(0.314)		$—	$—		$—	$—
Net asset value — End of period	$13.720		$12.100	$10.790		$9.930	$8.190
Total Return(3)	16.25%		12.14%	8.66	%(4)	21.25%	(18.10)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$219,995		$169,704	$134,070		$82,868	$38,528
Ratios (As a percentage of average daily net assets):
Net expenses(5)	1.40	%(6)	1.43%	1.46%		1.52%	1.55	%(6)
Net investment income (loss)	0.48	%(6)	0.15%	0.02%		(0.14)%	(0.43	)%(6)
Portfolio Turnover of the Tax-Managed Growth Portfolio	0	%(7)	1%	4%		19%	21%
Portfolio Turnover of the Tax-Managed Value Portfolio	15%		40%	44%		76%	213%
Portfolio Turnover of the Tax-Managed International Equity Portfolio	16%		39%	62%		100%	128%
Portfolio Turnover of the Tax-Managed Multi-Cap Opportunity Portfolio	94%		217%	239%		224%	225%
Portfolio Turnover of the Tax-Managed Mid-Cap Core Portfolio	26%		53%	42%		50%	13%
Portfolio Turnover of the Tax-Managed Small-Cap Growth Portfolio	54%		223%	282%		248%	131%
Portfolio Turnover of the Tax-Managed Small-Cap Value Portfolio	11%		24%	12%		21%	5%

†  The operating expenses of the Portfolios may reflect a reduction of their investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator for the period from the start of business, March 4, 2002, to October 31, 2002. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(5)	1.44%	1.47%	1.77	%(6)
Net investment income (loss)	0.14%	0.01%	(0.65	)%(6)
Net investment income (loss) per share(2)	$0.017	$0.001	$(0.036)

(1)  For the period from the start of business, March 4, 2002, to October 31, 2002.

(2)  Net investment income (loss) per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  The effect of the net increase from payments by affiliate and net gains (losses) realized through the Fund's investment in Tax-Managed Small-Cap Growth Portfolio (the Portfolio) on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  Annualized.

(7)  Amounts to less than 1%.

See notes to financial statements

8

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2006		Year Ended October 31,				Period Ended
	(Unaudited)		2005	2004		2003	October 31, 2002(1)
Net asset value — Beginning of period	$11.800		$10.600	$9.830		$8.170	$10.000
Income (loss) from operations
Net investment loss(2)	$(0.017)		$(0.068)	$(0.076)		$(0.077)	$(0.065)
Net realized and unrealized gain (loss)	1.851		1.268	0.846		1.737	(1.765)
Total income (loss) from operations	$1.834		$1.200	$0.770		$1.660	$(1.830)
Less distributions
From net realized gain	$(0.314)		$—	$—		$—	$—
Total distributions	$(0.314)		$—	$—		$—	$—
Net asset value — End of period	$13.320		$11.800	$10.600		$9.830	$8.170
Total Return(3)	15.80%		11.32%	7.83	%(4)	20.32%	(18.30)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$142,258		$123,431	$109,471		$79,854	$31,101
Ratios (As a percentage of average daily net assets):
Net expenses(5)	2.15	%(6)	2.18%	2.21%		2.27%	2.30	%(6)
Net investment loss	(0.28	)%(6)	(0.59)%	(0.73)%		(0.88)%	(1.17	)%(6)
Portfolio Turnover of the Tax-Managed Growth Portfolio	0	%(7)	1%	4%		19%	21%
Portfolio Turnover of the Tax-Managed Value Portfolio	15%		40%	44%		76%	213%
Portfolio Turnover of the Tax-Managed International Equity Portfolio	16%		39%	62%		100%	128%
Portfolio Turnover of the Tax-Managed Multi-Cap Opportunity Portfolio	94%		217%	239%		224%	225%
Portfolio Turnover of the Tax-Managed Mid-Cap Core Portfolio	26%		53%	42%		50%	13%
Portfolio Turnover of the Tax-Managed Small-Cap Growth Portfolio	54%		223%	282%		248%	131%
Portfolio Turnover of the Tax-Managed Small-Cap Value Portfolio	11%		24%	12%		21%	5%

†  The operating expenses of the Portfolios may reflect a reduction of their investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator for the period from the start of business, March 4, 2002, to October 31, 2002. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(5)	2.19%	2.22%	2.52	%(6)
Net investment loss	(0.60)%	(0.74)%	(1.39	)%(6)
Net investment loss per share(2)	$(0.069)	$(0.077)	$(0.077)

(1)  For the period from the start of business, March 4, 2002, to October 31, 2002.

(2)  Net investment loss per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  The effect of the net increase from payments by affiliate and net gains (losses) realized through the Fund's investment in Tax-Managed Small-Cap Growth Portfolio (the Portfolio) on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  Annualized.

(7)  Amounts to less than 1%.

See notes to financial statements

9

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2006		Year Ended October 31,				Period Ended
	(Unaudited)		2005	2004		2003	October 31, 2002(1)
Net asset value — Beginning of period	$11.780		$10.580	$9.810		$8.150	$10.000
Income (loss) from operations
Net investment loss(2)	$(0.017)		$(0.068)	$(0.076)		$(0.076)	$(0.065)
Net realized and unrealized gain (loss)	1.841		1.268	0.846		1.736	(1.785)
Total income (loss) from operations	$1.824		$1.200	$0.770		$1.660	$(1.850)
Less distributions
From net realized gain	$(0.314)		$—	$—		$—	$—
Total distributions	$(0.314)		$—	$—		$—	$—
Net asset value — End of period	$13.290		$11.780	$10.580		$9.810	$8.150
Total Return(3)	15.74%		11.34%	7.85	%(4)	20.37%	(18.50)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$196,441		$158,138	$124,779		$85,040	$31,903
Ratios (As a percentage of average daily net assets):
Net expenses(5)	2.15	%(6)	2.18%	2.21%		2.27%	2.30	%(6)
Net investment loss	(0.27	)%(6)	(0.59)%	(0.73)%		(0.88)%	(1.17	)%(6)
Portfolio Turnover of the Tax-Managed Growth Portfolio	0	%(7)	1%	4%		19%	21%
Portfolio Turnover of the Tax-Managed Value Portfolio	15%		40%	44%		76%	213%
Portfolio Turnover of the Tax-Managed International Equity Portfolio	16%		39%	62%		100%	128%
Portfolio Turnover of the Tax-Managed Multi-Cap Opportunity Portfolio	94%		217%	239%		224%	225%
Portfolio Turnover of the Tax-Managed Mid-Cap Core Portfolio	26%		53%	42%		50%	13%
Portfolio Turnover of the Tax-Managed Small-Cap Growth Portfolio	54%		223%	282%		248%	131%
Portfolio Turnover of the Tax-Managed Small-Cap Value Portfolio	11%		24%	12%		21%	5%

†  The operating expenses of the Portfolios may reflect a reduction of their investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator for the period from the start of business, March 4, 2002, to October 31, 2002. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(5)	2.19%	2.22%	2.52	%(6)
Net investment loss	(0.60)%	(0.74)%	(1.39	)%(6)
Net investment loss per share(2)	$(0.069)	$(0.077)	$(0.077)

(1)  For the period from the start of business, March 4, 2002, to October 31, 2002.

(2)  Net investment loss per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  The effect of the net increase from payments by affiliate and net gains (losses) realized through the Fund's investment in Tax-Managed Small-Cap Growth Portfolio (the Portfolio) on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  Annualized.

(7)  Amounts to less than 1%.

See notes to financial statements

10

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund currently invests all of its investable assets in the following seven tax-managed equity portfolios managed by Eaton Vance or its affiliates: Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Small-Cap Growth Portfolio and Tax-Managed Small-Cap Value Portfolio (the Portfolios). Each Portfolio is organized as a New York Trust. The investment objectives and policies of the Portfolios together are the same as those of the Fund. The value of the Fund's investment in each Portfolio reflects the Fund's proportionate interest in the net assets of the Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Small-Cap Growth Portfolio and Tax-Managed Small-Cap Value Portfolio (0.6%, 10.3%, 50.1%, 58.0%, 68.8%, 24.3%, and 42.1%, respectively, at April 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors Inc. (EVD), by calling 1-800-225-6265.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The valuation policy of each Portfolio is as follows: Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations and supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolios for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios considering relevant factors, data and information

11

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio(s), less all actual and accrued expenses of the Fund.

C  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any (reduced by available capital loss carryforwards from prior year, if any). Shareholders may reinvest all distributions in shares of the same class of the Fund at the net asset value as of the close of business on the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	2,652,826	3,682,231
Issued to shareholders electing to receive payment of distribution in Fund shares	317,799	—
Redemptions	(1,111,623)	(2,239,692)
Exchanges from Class B shares	154,067	157,175
Net increase	2,013,069	1,599,714

12

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class B	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	777,246	1,754,278
Issued to shareholders electing to receive payment of distribution in Fund shares	231,450	—
Redemptions	(629,176)	(1,458,508)
Exchanges to Class A shares	(158,404)	(160,784)
Net increase	221,116	134,986
Class C	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	2,037,949	3,298,523
Issued to shareholders electing to receive payment of distribution in Fund shares	273,672	—
Redemptions	(959,799)	(1,663,691)
Net increase	1,351,822	1,634,832

4  Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount of 0.80% (annualized) of average daily net assets of the Fund up to $500 million and at reduced rates as daily net assets exceed that level. The advisory fee payable by the Fund is reduced by the Fund's allocable portion of the advisory fees paid by the Portfolios in which it invests. The Fund's allocated portion of the advisory fees paid by the Portfolios totaled $1,743,367 for the six months ended April 30, 2006. For the six months ended April 30, 2006, the advisory fee paid directly by the Fund amounted to $259,428.

An administrative fee is earned by EVM for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund. For the six months ended April 30, 2006, the administration fee amounted to $375,517.

Except for Trustees of the Fund and the Portfolios who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by EVM. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2006, no significant amounts have been deferred. Certain officers and Trustees of the Fund and Portfolios are officers of the above organization.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. During the six months ended April 30, 2006, EVM earned $13,303 in sub-transfer agent fees.

The Fund was informed that EVD, a subsidiary of EVM and the Fund's principal underwriter, received $118,864, as its portion of the sales charge on sales of Class A for the six months ended April 30, 2006.

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2006 amounted to $240,768 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. Distribution fees paid or accrued for the six months ended April 30, 2006 amounted to $496,447 and $657,233 for Class B and Class C shares, respectively. At April 30, 2006, the amount of Uncovered Distribution

13

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Charges of EVD calculated under the Plans was approximately $3,518,000 and $6,577,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2006 amounted to $165,482, and $219,078, for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $120, $122,000 and $6,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2006.

7  Investment Transactions

For the six months ended April 30, 2006, increases and decreases in the Fund's investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals
Tax-Managed Growth Portfolio	$5,493,354	$—
Tax-Managed Value Portfolio	5,919,652	—
Tax-Managed International Equity Portfolio	5,323,213	—
Tax-Managed Multi-Cap Opportunity Portfolio	2,051,195	5,214,864
Tax-Managed Mid-Cap Core Portfolio	10,816,571	—
Tax-Managed Small-Cap Growth Portfolio	5,493,357	—
Tax-Managed Small-Cap Value Portfolio	—	210,140

14

Eaton Vance Tax-Managed Equity Asset Allocation Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

15

Eaton Vance Tax-Managed Equity Asset Allocation Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Tax-Managed Equity Asset Allocation Fund (the "Fund") with Eaton Vance Management ("EVM"), as well as the investment advisory agreements of the Tax-Managed Growth Portfolio, the Tax-Managed Mid-Cap Core Portfolio, the Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio, Tax-Managed Small-Cap Growth Portfolio, Tax-Managed Small-Cap Value Portfolio and the Tax-Managed Value Portfolio (the "Portfolios"), the portfolios in which the Fund invests, each with Boston Management and Research ("BMR"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. In addition, the Special Committee concluded that each of the investment sub-advisory agreements between BMR and Atlanta Capital Management Company, LLC ("Atlanta Capital"), with respect to the Tax-Managed Mid-Cap Core Portfolio, between BMR and Eagle Global Advisors, L.L.C. ("Eagle"), with respect to the Tax-Managed International Equity Portfolio, and between BMR and Fox Asset Management LLC ("Fox"), with respect to the Tax-Managed Small-Cap Value Portfolio, including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios. EVM and BMR are each referred to as an "Adviser" herein; EVM with respect to the Fund and BMR with respect to the Portfolios. EVM and BMR are affiliates. Eagle, Fox and Atlanta Capital are referred to herein as the "Sub-advisers." Fox and Atlanta Capital are affiliates of EVM and BMR.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund and each Portfolio and the sub-advisory agreements of the relevant Portfolio, the Board evaluated the nature, extent and quality of services provided to each Portfolio by BMR and to the relevant Portfolio by the Sub-adviser and to the Fund by EVM. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.

The Board considered BMR's and the Sub-advisers' management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. The Board specifically noted BMR's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund and each Portfolio by senior management. The Board also considered the capabilities of each Sub-adviser.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

16

Eaton Vance Tax-Managed Equity Asset Allocation Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-advisers, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices for the one- and three-year periods ended September 30, 2005 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolios and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees, including administrative fees, and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolios and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios, including the benefits of research services that may be available to BMR or the Sub-advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, Eagle's profitability in managing the Tax-Managed International Equity Portfolio was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolios and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted that, at its request, the Adviser had agreed to add two new breakpoints for the Tax-Managed Value Portfolio with respect to assets that exceed $2 billion and $5 billion, and one new breakpoint for the Tax-Managed Growth Portfolio for assets over $25 billion. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

17

Eaton Vance Tax-Managed Equity Asset Allocation Fund

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Kevin S. Dyer
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Cliff Quisenberry, Jr.
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

18

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Tax-Managed Equity Asset Allocation Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Equity Asset Allocation Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Equity Asset Allocation Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1299-6/06  TMEAASRC

Semiannual Report April 30, 2006

EATON VANCE
TAX-MANAGED
INTERNATIONAL
EQUITY
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2006

INVESTMENT UPDATE

Edward R. Allen III, CFA
Eagle Global Advisors
Portfolio Manager

Thomas N. Hunt III, CFA
Eagle Global Advisors
Portfolio Manager

The Fund

Performance for the Past Six Months

•                     For the six months ended April 30, 2006, the Fund’s Class A shares had a total return of 26.29%. This return was the result of an increase in net asset value (NAV) per share to $10.86 on April 30, 2006, from $8.67 on October 31, 2005 and the distribution of $0.075 per share in dividend income.(1)

•                     The Fund’s Class B shares had a total return of 25.77% for the same period, the result of an increase in NAV per share to $10.34 from $8.23 and the distribution of $0.009 per share in dividend income.(1)

•                     The Fund’s Class C shares had a total return of 25.77% for the same period, the result of an increase in NAV per share to $10.32 from $8.22 and the distribution of $0.016 per share in dividend income.(1)

•                     For comparison, the Fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, and Far East Index (EAFE) — a broad-based, unmanaged index of international stocks — had a total return of 22.89% for the six-month period.(2)

See pages 3 and 4 for more performance information, including after-tax returns.

Management Discussion

•                     For the six months ended April 30, 2006, international equity markets strongly outperformed their U.S. counterparts (as measured by a total return of 22.89% for the EAFE versus 9.63% for the S&P 500 Index, a broad-based, unmanaged market index of common stocks often used as a measure of U.S. stock market performance).(2) International returns were boosted by the relative weakness of the U.S. dollar; most developed and emerging market currencies appreciated versus the dollar during the period. The European region led performance, and the Pacific region, while positive, cooled off after a very strong fourth quarter of 2005. Emerging markets made an especially good showing. Accordingly, the Fund also performed very well during the period, outpacing its benchmark index.

•                     Tax-Managed International Equity Portfolio (the “Portfolio”), a separate registered investment company in which the Fund invests, had positive stock selection across most sectors. The Fund’s performance further benefited from positive weightings relative to EAFE in emerging markets, energy, industrials, utilities, telecommunications services, and information technology.(2) The Portfolio’s regional allocation was also generally favorable.

•                     Factors detracting from Fund performance were an underweighting relative to EAFE in Germany and France, and the underperformance of specific stocks among the Portfolio’s health care, consumer staples, and telecommunications services holdings.(2)

•                     While the Portfolio generally acquires stocks with the expectation of holding them for the long term, during the six months ended April 30, 2006, management reduced a number of the Portfolio’s positions. Several stocks that had performed well were sold or rebalanced, and exposure in the European consumer discretionary sector was shifted. In addition, management increased the Portfolio’s Japanese stocks, added to its holdings in the materials sector, and maintained its exposure to emerging markets.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

(1)          These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. If sales charges were deducted, returns would be lower.

(2)          It is not possible to invest directly in an Index. The Indexes’ total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2006

INVESTMENT UPDATE

Performance*	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	42.94%	41.98%	41.81%
Five Years	1.45%	0.67%	0.69%
Life of Fund†	1.22%	0.46%	0.43%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	34.68%	36.98%	40.81%
Five Years	0.26%	0.28%	0.69%
Life of Fund†	0.48%	0.46%	0.43%

†                     Inception Dates — Class A: 4/22/98; Class B: 4/22/98; Class C: 4/22/98

*                    Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC. Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

Ten Largest Holdings**
By net assets

Mitsubishi Corp.	3.4%
Mitsubishi Tokyo Financial Group, Inc.	3.3
Total SA	3.1
Komatsu, Ltd.	2.8
Keppel Corp., Ltd.	2.7
Rio Tinto, Ltd.	2.4
Acergy SA	2.4
AXA Company	2.3
Orix Corp.	2.3
UBS AG	2.2

**             Ten Largest Holdings represented 26.9% of Portfolio net assets as of April 30, 2006. Holdings are subject to change due to active management.

Global Allocation††
By net assets

††               Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

3

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2006

FUND PERFORMANCE

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares.
“Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns
(For the periods ended April 30, 2006)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	42.94%	1.45%	1.22%
Return After Taxes on Distributions	42.96%	1.58%	1.31%
Return After Taxes on Distributions and Sale of Fund Shares	28.28%	1.38%	1.15%

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	34.68%	0.26%	0.48%
Return After Taxes on Distributions	34.70%	0.39%	0.56%
Return After Taxes on Distributions and Sale of Fund Shares	22.88%	0.36%	0.51%

Average Annual Total Returns
(For the periods ended April 30, 2006)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	41.81%	0.69%	0.43%
Return After Taxes on Distributions	41.98%	0.84%	0.53%
Return After Taxes on Distributions and Sale of Fund Shares	27.41%	0.74%	0.46%

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	40.81%	0.69%	0.43%
Return After Taxes on Distributions	40.98%	0.84%	0.53%
Return After Taxes on Distributions and Sale of Fund Shares	26.76%	0.74%	0.46%

Average Annual Total Returns
(For the periods ended April 30, 2006)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	41.98%	0.67%	0.46%
Return After Taxes on Distributions	42.17%	0.83%	0.55%
Return After Taxes on Distributions and Sale of Fund Shares	27.51%	0.72%	0.48%

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	36.98%	0.28%	0.46%
Return After Taxes on Distributions	37.17%	0.44%	0.55%
Return After Taxes on Distributions and Sale of Fund Shares	24.26%	0.39%	0.48%

Class A, Class B, and Class C of the Fund commenced investment operations on 4/22/98. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due tomarket volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month-end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 – April 30, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed International Equity Fund

	Beginning Account Value (11/1/05)	Ending Account Value (4/30/06)	Expenses Paid During Period* (11/1/05 – 4/30/06)
Actual
Class A	$1,000.00	$1,262.90	$9.59
Class B	$1,000.00	$1,257.70	$13.77
Class C	$1,000.00	$1,257.70	$13.77
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.30	$8.55
Class B	$1,000.00	$1,012.60	$12.28
Class C	$1,000.00	$1,012.60	$12.28

* Expenses are equal to the Fund's annualized expense ratio of 1.71% for Class A shares, 2.46% for Class B shares, and 2.46% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2005. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investment in Tax-Managed International Equity Portfolio, at value (identified cost, $60,109,565)	$100,743,781
Receivable for Fund shares sold	489,499
Total assets	$101,233,280
Liabilities
Payable for Fund shares redeemed	$210,792
Payable to affiliate for distribution and service fees	55,176
Payable to affiliate for Trustees' fees	147
Accrued expenses	54,049
Total liabilities	$320,164
Net Assets	$100,913,116
Sources of Net Assets
Paid-in capital	$173,831,506
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(113,204,918)
Accumulated distributions in excess of net investment income	(347,688)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	40,634,216
Total	$100,913,116
Class A Shares
Net Assets	$42,200,411
Shares Outstanding	3,886,027
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.86
Maximum Offering Price Per Share (100 ÷ 94.25 of $10.86)	$11.52
Class B Shares
Net Assets	$32,598,080
Shares Outstanding	3,152,014
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.34
Class C Shares
Net Assets	$26,114,625
Shares Outstanding	2,529,452
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.32
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $90,323)	$927,614
Interest allocated from Portfolio	30,462
Expenses allocated from Portfolio	(485,959)
Net investment income from Portfolio	$472,117
Expenses
Trustees' fees and expenses	$1,194
Distribution and service fees
Class A	43,403
Class B	148,528
Class C	107,924
Transfer and dividend disbursing agent fees	79,998
Registration fees	31,713
Printing and postage	10,429
Custodian fee	9,007
Legal and accounting services	8,555
Miscellaneous	1,470
Total expenses	$442,221
Net investment income	$29,896
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$2,768,988
Foreign currency transactions	(54,122)
Net realized gain	$2,714,866
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$17,425,990
Foreign currency	11,613
Net change in unrealized appreciation (depreciation)	$17,437,603
Net realized and unrealized gain	$20,152,469
Net increase in net assets from operations	$20,182,365

See notes to financial statements

6

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment income	$29,896	$168,135
Net realized gain from investments and foreign currency transactions	2,714,866	4,089,306
Net change in unrealized appreciation (depreciation) from investments and foreign currency	17,437,603	10,289,126
Net increase in net assets from operations	$20,182,365	$14,546,567
Distributions to shareholders — From net investment income Class A	$(266,710)	$—
Class B	(29,574)	—
Class C	(35,806)	—
Total distributions to shareholders	$(332,090)	$—
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$7,941,352	$4,927,186
Class B	1,951,880	2,024,959
Class C	4,327,974	2,462,849
Net asset value of shares issued to shareholders in payment of distributions declared Class A	205,637	—
Class B	25,416	—
Class C	27,556	—
Cost of shares redeemed Class A	(4,057,348)	(5,677,410)
Class B	(3,589,167)	(7,027,365)
Class C	(1,913,763)	(5,171,725)
Net asset value of shares exchanged Class A	522,766	171,122
Class B	(522,766)	(171,122)
Redemption Fees	865	1,025
Net increase (decrease) in net assets from Fund share transactions	$4,920,402	$(8,460,481)
Net increase in net assets	$24,770,677	$6,086,086
Net Assets
At beginning of period	$76,142,439	$70,056,353
At end of period	$100,913,116	$76,142,439
Accumulated distributions in excess of net investment income
At end of period	$(347,688)	$(45,494)

See notes to financial statements

7

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)	2001(1)
Net asset value — Beginning of period	$8.670		$7.080	$6.210	$5.330	$7.350	$12.070
Income (loss) from operations
Net investment income (loss)	$0.025		$0.056	$0.026	$0.015	$(0.044)	$(0.045)
Net realized and unrealized gain (loss)	2.240		1.534	0.844	0.865	(1.976)	(4.656)
Total income (loss) from operations	$2.265		$1.590	$0.870	$0.880	$(2.020)	$(4.701)
Less distributions
From net investment income	$(0.075)		$—	$—	$—	$—	$(0.019)
Total distributions	$(0.075)		$—	$—	$—	$—	$(0.019)
Redemption fees	$0.000	(2)	$0.000 (2)	$0.000 (2)	$—	$—	$—
Net asset value — End of period	$10.860		$8.670	$7.080	$6.210	$5.330	$7.350
Total Return(3)	26.29%		22.46%	14.01%	16.51%	(27.48)%	(39.01)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$42,200		$29,634	$24,714	$23,857	$27,929	$51,419
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.71	%(5)	1.89%	2.08%	2.09%	1.82%	1.70%
Expenses after custodian fee reduction(4)	1.71	%(5)	1.89%	2.08%	2.09%	1.82%	1.70%
Net investment income (loss)	0.52	%(5)	0.70%	0.38%	0.28%	(0.64)%	(0.46)%
Portfolio Turnover of the Portfolio	16%		39%	62%	100%	128%	31	%(6)
Portfolio Turnover of the Fund(7)	—		—	—	—	—	90%

(1)  Net investment income (loss) and redemption fees per share were computed using average shares outstanding.

(2)  Amounts represent less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  For the period from the Portfolio's start of business, July 23, 2001 to October 31, 2001.

(7)  Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities. On July 23, 2001, the Fund transferred all of its investable assets to the Tax-Managed International Growth Portfolio.

See notes to financial statements

8

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)	2001(1)
Net asset value — Beginning of period	$8.230		$6.770	$5.980	$5.170	$7.190	$11.880
Income (loss) from operations
Net investment loss	$(0.012)		$(0.004)	$(0.026)	$(0.024)	$(0.092)	$(0.115)
Net realized and unrealized gain (loss)	2.131		1.464	0.816	0.834	(1.928)	(4.575)
Total income (loss) from operations	$2.119		$1.460	$0.790	$0.810	$(2.020)	$(4.690)
Less distributions
From net investment income	$(0.009)		$—	$—	$—	$—	$—
Total distributions	$(0.009)		$—	$—	$—	$—	$—
Redemption fees	$0.000	(2)	$0.000 (2)	$0.000 (2)	$—	$—	$—
Net asset value — End of period	$10.340		$8.230	$6.770	$5.980	$5.170	$7.190
Total Return(3)	25.77%		21.56%	13.21%	15.67%	(28.10)%	(39.48)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$32,598		$27,861	$27,546	$27,764	$29,610	$50,444
Ratios (As a percentage of average daily net assets):
Expenses(4)	2.46	%(5)	2.64%	2.83%	2.84%	2.57%	2.45%
Expenses after custodian fee reduction(4)	2.46	%(5)	2.64%	2.83%	2.84%	2.57%	2.45%
Net investment loss	(0.26	)%(5)	(0.05)%	(0.40)%	(0.46)%	(1.38)%	(1.21)%
Portfolio Turnover of the Portfolio	16%		39%	62%	100%	128%	31	%(6)
Portfolio Turnover of the Fund(7)	—		—	—	—	—	90%

(1)  Net investment income (loss) and redemption fees per share were computed using average shares outstanding.

(2)  Amounts represent less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  For the period from the Portfolio's start of business, July 23, 2001 to October 31, 2001.

(7)  Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities. On July 23, 2001, the Fund transferred all of its investable assets to the Tax-Managed International Growth Portfolio.

See notes to financial statements

9

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)	2001(1)
Net asset value — Beginning of period	$8.220		$6.760	$5.970	$5.160	$7.180	$11.860
Income (loss) from operations
Net investment loss	$(0.010)		$(0.004)	$(0.025)	$(0.023)	$(0.091)	$(0.113)
Net realized and unrealized gain (loss)	2.126		1.464	0.815	0.833	(1.929)	(4.567)
Total income (loss) from operations	$2.116		$1.460	$0.790	$0.810	$(2.020)	$(4.680)
Less distributions
From net investment income	$(0.016)		$—	$—	$—	$—	$—
Total distributions	$(0.016)		$—	$—	$—	$—	$—
Redemption fees	$0.000	(2)	$0.000 (2)	$0.000 (2)	$—	$—	$—
Net asset value — End of period	$10.320		$8.220	$6.760	$5.970	$5.160	$7.180
Total Return(3)	25.77%		21.60%	13.23%	15.70%	(28.13)%	(39.46)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$26,115		$18,647	$17,797	$18,616	$21,919	$37,263
Ratios (As a percentage of average daily net assets):
Expenses(4)	2.46	%(5)	2.64%	2.83%	2.84%	2.57%	2.45%
Expenses after custodian fee reduction(4)	2.46	%(5)	2.64%	2.83%	2.84%	2.57%	2.45%
Net investment loss	(0.22	)%(5)	(0.06)%	(0.39)%	(0.44)%	(1.38)%	(1.20)%
Portfolio Turnover of the Portfolio	16%		39%	62%	100%	128%	31	%(6)
Portfolio Turnover of the Fund(7)	—		—	—	—	—	90%

(1)  Net investment income (loss) and redemption fees per share were computed using average shares outstanding.

(2)  Amounts represent less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  For the period from the Portfolio's start of business, July 23, 2001 to October 31, 2001.

(7)  Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities. On July 23, 2001, the Fund transferred all of its investable assets to the Tax-Managed International Growth Portfolio.

See notes to financial statements

10

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Tax-Managed International Equity Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (49.7% at April 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio(s), less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $115,688,947 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2009 ($26,622,409), October 31, 2010 ($49,131,487) and October 31, 2011 ($39,935,051).

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

11

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

H  Redemption Fee — Upon the redemption or exchange of shares by Class A shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

I  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest distributions in shares of the same class of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	814,289	615,868
Issued to shareholders electing to receive payments of distributions in Fund shares	22,400	—
Redemptions	(420,330)	(711,797)
Exchange from Class B shares	52,624	21,573
Net increase (decrease)	468,983	(74,356)
Class B	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	210,039	264,394
Issued to shareholders electing to receive payments of distributions in Fund shares	2,901	—
Redemptions	(390,615)	(926,665)
Exchange to Class A shares	(55,296)	(22,670)
Net decrease	(232,971)	(684,941)
Class C	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	469,129	324,572
Issued to shareholders electing to receive payments of distributions in Fund shares	3,149	—
Redemptions	(210,661)	(688,729)
Net increase (decrease)	261,617	(364,157)

Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase. For the six months ended April 30, 2006, the Fund received $865 in redemption fees on Class A shares.

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's

12

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Notes to Financial Statements which are included elsewhere in this report. Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fees earned by BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $15,804 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2006. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2006, EVM earned $6,179 in sub-transfer agent fees.

Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2006 amounted to $43,403 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $111,396 and $80,943 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2006, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At April 30, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $3,606,000 and $6,758,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2006 amounted to $37,132, and $26,981, for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSCs received on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $28,000 and $362 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the six months ended April 30, 2006. EVD did not receive any CDSC fee for Class A shares for the six months ended April 30, 2006.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $13,963,593 and $9,955,386 respectively, for the six months ended April 30, 2006.

13

Tax-Managed International Equity Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%
Security	Shares	Value
Airlines — 1.0%
Gol Linhas Aereas Inteligentes SA ADR	56,700	$2,101,869
		$2,101,869
Automobiles — 3.1%
Honda Motor Co., Ltd.	38,000	$2,683,045
Toyota Motor Corp.	60,000	3,494,855
		$6,177,900
Beverages — 3.2%
Diageo PLC	90,000	$1,475,208
Fomento Economico Mexicano SA de C.V. ADR	44,000	4,086,720
SABMiller PLC	48,000	1,002,211
		$6,564,139
Capital Markets — 3.7%
Deutsche Bank AG	9,000	$1,099,080
Mitsubishi UFJ Securities Co., Ltd.	60,000	939,005
Nomura Holdings, Inc. ADR	42,000	952,560
UBS AG	38,800	4,540,691
		$7,531,336
Chemicals — 0.8%
BASF AG(1)	20,000	$1,712,304
		$1,712,304
Commercial Banks — 15.6%
Anglo Irish Bank Corp. PLC	77,400	$1,272,491
Australia and New Zealand Banking Group, Ltd.	68,500	1,453,232
Banco Bilbao Vizcaya Argentaria SA	66,700	1,470,260
Banco Santander Central Hispano SA	75,000	1,155,953
Bank of Ireland	66,500	1,239,851
Barclays PLC	300,000	3,715,736
BNP Paribas SA(1)	1,500	136,704
BNP Paribas SA	15,000	1,414,478
Commerzbank AG	46,000	1,904,286
Danske Bank A/S	26,700	1,059,694
DBS Group Holdings, Ltd.	172,000	1,935,266
Grupo Financiero Banorte SA de C.V.	500,000	1,301,073
HBOS PLC	50,000	876,488
HSBC Holdings PLC	151,780	2,610,493

Security	Shares	Value
Commercial Banks (continued)
Mitsubishi Tokyo Financial Group, Inc.	425	$6,625,027
Mizuho Financial Group, Inc.	5	42,433
Shinsei Bank, Ltd.	125,000	870,600
Societe Generale	10,300	1,569,669
Sumitomo Trust and Banking Co., Ltd. (The)	90,000	951,917
		$31,605,651
Communications Equipment — 1.0%
Nokia Oyj	90,000	$2,038,502
		$2,038,502
Construction & Engineering — 0.8%
Vinci SA	15,500	$1,537,918
		$1,537,918
Consumer Finance — 2.3%
Orix Corp.	15,300	$4,585,366
		$4,585,366
Diversified Financial Services — 2.5%
Fortis	35,000	$1,310,916
ING Groep NV	90,439	3,684,367
		$4,995,283
Diversified Telecommunication Services — 2.5%
BT Group PLC	730,000	$2,915,046
Philippine Long Distance Telephone Co. ADR	55,300	2,198,176
		$5,113,222
Electric Utilities — 4.9%
British Energy Group PLC(1)	100,000	$1,210,964
E. ON AG(1)	15,340	1,863,580
Endesa SA	110,000	3,635,488
Enel SPA	152,000	1,313,126
Iberdrola SA	29,000	943,000
Scottish and Southern Energy PLC	44,500	909,551
		$9,875,709
Energy Equipment & Services — 2.4%
Acergy SA(1)	300,000	$4,880,615
		$4,880,615

See notes to financial statements

14

Tax-Managed International Equity Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Food & Staples Retailing — 2.9%
AEON Co., Ltd.	170,000	$4,210,497
Controladora Comercial Mexicana SA de C.V.	1,000,000	1,695,680
		$5,906,177
Food Products — 0.8%
Nestle SA	5,500	$1,672,057
		$1,672,057
Gas Utilities — 0.5%
Samchully Co., Ltd.	9,000	$1,092,557
		$1,092,557
Household Durables — 1.0%
Sekisui House, Ltd. ADR	134,000	$2,068,665
		$2,068,665
Industrial Conglomerates — 2.7%
Keppel Corp., Ltd.	571,000	$5,537,596
		$5,537,596
Insurance — 3.4%
Aviva PLC	91,700	$1,329,118
AXA Company(1)	125,900	4,602,741
Muenchener Rueckversicherungs-Gesellschaft AG	7,000	989,560
		$6,921,419
Machinery — 4.6%
AB SKF ADR	50,000	$856,375
KITZ Corp.	100,000	922,992
Komatsu, Ltd.	270,000	5,740,147
Vallourec SA	1,400	1,817,882
		$9,337,396
Marine — 0.7%
Cosco Corp., Ltd.	1,600,000	$1,449,504
		$1,449,504
Metals & Mining — 6.7%
Anglo American PLC ADR	100,000	$2,155,000
BHP Billiton, Ltd.	100,000	2,269,661

Security	Shares	Value
Metals & Mining (continued)
Companhia Vale do Rio Doce ADR	55,000	$2,446,400
Rio Tinto, Ltd.	82,500	4,937,670
Teck Cominco, Ltd., Class B	27,000	1,857,267
		$13,665,998
Multi-Utilities — 2.0%
RWE AG	46,000	$3,984,890
		$3,984,890
Office Electronics — 2.2%
Canon, Inc.	57,500	$4,355,804
		$4,355,804
Oil, Gas & Consumable Fuels — 13.2%
BMB Munai, Inc.(1)	100,000	$1,040,000
BP PLC	253,264	3,085,896
EnCana Corp.	24,000	1,201,200
ENI SPA	75,000	2,291,573
Imperial Energy Corp. PLC(1)	57,000	947,995
Norsk Hydro ASA	15,000	2,291,775
Petroleo Brasileiro SA ADR	45,000	4,000,050
Repsol YPF SA ADR	30,000	895,800
Royal Dutch Shell PLC, Class B	40,858	1,451,692
Sibir Energy PLC(1)	100,000	996,072
Statoil ASA	65,000	2,125,201
Total SA	23,000	6,337,468
		$26,664,722
Pharmaceuticals — 3.7%
Eisai Co., Ltd.	20,000	$909,451
Novartis AG	21,000	1,200,173
Roche Holding AG	29,500	4,514,530
Takeda Pharmaceutical Co., Ltd.	13,000	792,666
		$7,416,820
Real Estate Management & Development — 0.9%
Sun Hung Kai Properties, Ltd.	155,000	$1,771,679
		$1,771,679

See notes to financial statements

15

Tax-Managed International Equity Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Road & Rail — 2.0%
Canadian Pacific Railway, Ltd.	61,000	$3,235,224
West Japan Railway Co.	200	885,294
		$4,120,518
Semiconductors & Semiconductor Equipment — 0.5%
Samsung Electronics Co., Ltd.	1,570	$1,071,481
		$1,071,481
Software — 0.2%
UbiSoft Entertainment SA(1)	10,000	$494,586
		$494,586
Tobacco — 2.4%
British American Tobacco PLC	70,000	$1,777,868
Japan Tobacco, Inc.	750	2,999,722
		$4,777,590
Trading Companies & Distributors — 3.5%
Mitsubishi Corp.	290,000	$6,982,801
		$6,982,801
Wireless Telecommunication Services — 0.4%
Vodafone Group PLC ADR	36,000	$853,200
		$853,200
Total Common Stocks (identified cost $121,392,738)		$198,865,274
Commercial Paper — 0.6%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 4.84%, 5/1/06	$1,184	$1,184,000
Total Commercial Paper (at amortized cost, $1,184,000)		$1,184,000

Time Deposit — 1.0%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.86%, 5/1/06	$2,000	$2,000,000
Total Time Deposit (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 99.7% (identified cost $124,576,738)		$202,049,274
Other Assets, Less Liabilities — 0.3%		$578,010
Net Assets — 100.0%		$202,627,284

ADR - American Depository Receipt

(1)  Non-income producing security.

See notes to financial statements

16

Tax-Managed International Equity Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
Japan	25.2%	$51,012,849
United Kingdom	13.5%	27,312,538
France	8.8%	17,911,447
Switzerland	5.9%	11,927,450
Germany	5.7%	11,553,699
Norway	4.6%	9,297,591
Singapore	4.4%	8,922,367
Australia	4.3%	8,660,563
Brazil	4.2%	8,548,319
Spain	4.0%	8,100,501
Mexico	3.5%	7,083,473
Canada	3.1%	6,293,690
Netherlands	1.8%	3,684,367
Italy	1.8%	3,604,699
Ireland	1.2%	2,512,342
Philippines	1.1%	2,198,176
Republic of Korea	1.1%	2,164,038
Finland	1.0%	2,038,502
Hong Kong	0.9%	1,771,679
Belgium	0.6%	1,310,916
Denmark	0.5%	1,059,693
Kazakhstan	0.5%	1,040,000
Sweden	0.4%	856,375
Total Common Stocks	98.1%	$198,865,274

See notes to financial statements

17

Tax-Managed International Equity Portfolio as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investments, at value (identified cost, $124,576,738)	$202,049,274
Cash	1,287
Interest and dividends receivable	555,109
Tax reclaim receivable	222,950
Total assets	$202,828,620
Liabilities
Payable to affiliate for investment advisory fees	$163,361
Payable to affiliate for Trustees' fees	1,003
Accrued expenses	36,972
Total liabilities	$201,336
Net Assets applicable to investors' interest in Portfolio	$202,627,284
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$125,137,641
Net unrealized appreciation (computed on the basis of identified cost)	77,489,643
Total	$202,627,284

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Dividends (net of foreign taxes, $182,208)	$1,873,473
Interest	61,712
Total investment income	$1,935,185
Expenses
Investment adviser fee	$877,885
Trustees' fees and expenses	7,465
Custodian fee	81,713
Legal and accounting services	12,770
Miscellaneous	2,739
Total expenses	$982,572
Deduct — Reduction of custodian fee	$31
Total expense reductions	$31
Net expenses	$982,541
Net investment income	$952,644
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$5,592,686
Foreign currency transactions	(109,387)
Net realized gain	$5,483,299
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$35,240,814
Foreign currency	23,525
Net change in unrealized appreciation (depreciation)	$35,264,339
Net realized and unrealized gain	$40,747,638
Net increase in net assets from operations	$41,700,282

See notes to financial statements

18

Tax-Managed International Equity Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment income	$952,644	$2,032,473
Net realized gain from investments and foreign currency transactions	5,483,299	6,294,822
Net change in unrealized appreciation (depreciation) from investments and foreign currency	35,264,339	21,419,197
Net increase in net assets from operations	$41,700,282	$29,746,492
Capital transactions — Contributions	$19,286,806	$9,201,552
Withdrawals	(9,960,412)	(19,362,515)
Net increase (decrease) in net assets from capital transactions	$9,326,394	$(10,160,963)
Net increase in net assets	$51,026,676	$19,585,529
Net Assets
At beginning of period	$151,600,608	$132,015,079
At end of period	$202,627,284	$151,600,608

See notes to financial statements

19

Tax-Managed International Equity Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended
	April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003	2002	2001(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	1.13	%(2)	1.16%	1.21%	1.23%	1.20%	1.23	%(2)
Expenses after custodian fee reduction	1.13	%(2)	1.16%	1.21%	1.23%	1.20%	1.23	%(2)
Net investment income (loss)	1.09	%(2)	1.42%	1.24%	1.15%	(0.01)%	(0.59	)%(2)
Portfolio Turnover	16%		39%	62%	100%	128%	31%
Total Return(3)	26.57%		23.36%	15.04%	17.52%	(27.07)%	—
Net assets, end of period (000's omitted)	$202,627		$151,601	$132,015	$108,454	$95,920	$139,518

(1)  For the period from the start of business July 23, 2001, to October 31, 2001.

(2)  Annualized.

(3)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

20

Tax-Managed International Equity Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2006, the Eaton Vance Tax-Managed International Equity Fund and the Eaton Vance Tax-Managed Equity Asset Allocation Fund held 49.7% and 50.1% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Financial Futures Contracts — Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial

21

Tax-Managed International Equity Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

H  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

K  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

22

Tax-Managed International Equity Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

L  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 1.00% annually of the average daily net assets of the Portfolio up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2006, the advisory fee amounted to $877,885. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Eagle Global Advisors, L.L.C. ("Eagle"). BMR pays Eagle a monthly sub-advisory fee equal to 0.50% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and sub-adviser fees. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2006, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $33,832,053 and $27,137,299, respectively, for the six months ended April 30, 2006.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$124,576,738
Gross unrealized appreciation	$77,545,394
Gross unrealized depreciation	(72,858)
Net unrealized appreciation	$77,472,536

The net unrealized appreciation on foreign currency at April 30, 2006 was $17,107.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open financial instruments at April 30, 2006.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2006.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments.

23

Tax-Managed International Equity Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

24

Eaton Vance Tax-Managed International Equity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

25

Eaton Vance Tax-Managed International Equity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed International Equity Portfolio, the portfolio in which the Eaton Vance Tax-Managed International Equity Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), and the sub-advisory agreement with Eagle Global Advisors, L.L.C. ("Eagle" or the "Sub-adviser") including the fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the respective agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreements of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities include supervising the Sub-adviser. The Board specifically noted the Adviser's in-house equity research capabilities, which aids the Adviser in supervising Eagle's management of the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Portfolio in the complex by senior management. With respect to the Sub-adviser, the Board took into consideration the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing international equity portfolios, as well as recent changes in personnel.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, and of the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement, respectively.

26

Eaton Vance Tax-Managed International Equity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2005 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser's profitability in managing the Portfolio was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

27

Eaton Vance Tax-Managed International Equity Fund

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed International Equity Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Kevin S. Dyer
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Cliff Quisenberry Jr.
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Tax-Managed International Equity Portfolio

Officers
Duncan W. Richardson
President
Edward R. Allen, III
Vice President and
Co-Portfolio Manager
Thomas N. Hunt, III
Vice President and
Co-Portfolio Manager
Kristin S. Anagnost
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

28

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed International Equity Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Sub-Adviser of Tax-Managed International Equity Portfolio
Eagle Global Advisors, L.L.C.

5847 San Felipe, Suite 930

Houston, TX 77057

Administrator of Eaton Vance Tax-Managed International Equity Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Tax-Managed International Equity Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

038-6/06  IGSRC

Semiannual Report April 30, 2006

EATON VANCE
TAX-MANAGED
MID-CAP
CORE
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2006

INVESTMENT UPDATE

William R. Hackney, III, CFA

William O. Bell, IV, CFA

Marilyn Robinson Irvin, CFA

The Fund

Performance for the Past Six Months

•                     For the six months ended April 30, 2006, the Fund’s Class A shares had a total return of 12.23%. This return was the result of an increase in net asset value (NAV) per share to $13.80 on April 30, 2006, from $12.36 on October 31, 2005, and the distribution of $0.066 per share in capital gains.(1)

•                     The Fund’s Class B shares had a total return of 11.81% during the same period, the result of an increase in NAV per share to $13.38 from $12.03, and the distribution of $0.066 per share in capital gains.(1)

•                     The Fund’s Class C shares had a total return of 11.81% during the same period, the result of an increase in NAV per share to $13.38 from $12.03, and the distribution of $0.066 per share in capital gains.(1)

•                     For comparison, the S&P MidCap 400 Index (the S&P MidCap 400), a broad-based, unmanaged index commonly used to measure U.S. mid-cap stock performance, had a total return of 15.26% during the same period.(2)

See pages 3 and 4 for more performance information, including after-tax returns.

Management Discussion

•                     The stock market posted solid gains for the six months ended April 30, 2006, as persistent economic growth and robust corporate profits more than offset the ill winds of rising interest rates and high energy prices.

•                     Mid-cap stocks, as measured by the S&P MidCap 400, posted solid returns for the six-month period. Mid-cap stocks continued to outpace the larger-cap S&P 500 Index, as has been the case for each of the past six years.(2)

•                     Each of the 10 economic sectors represented in the S&P 400 recorded gains during the period.(2) Economically sensitive sectors posted the sharpest advance, with industrials, information technology and energy gaining over 20%. The consumer staples sector, dominated by food, beverage, cosmetics and household products companies, recorded the smallest advance, up just shy of 3%.

•                     During the past six months, the Fund recorded positive returns, but lagged the returns of its benchmark, the S&P MidCap 400.(2) The Fund currently invests its assets in a separate registered investment company, Tax-Managed Mid-Cap Core Portfolio (the Portfolio), with the same objectives and policies as the Fund. The Portfolio seeks to invest in companies with long-term records of earnings growth, balance sheet strength, cash flow generation, sustainable competetive advantages, quality of management and opportunities for improving profitability. During the past six months and, indeed, for much of the past three years, companies with these characteristics have generally lagged the performance of lower-quality companies with more cyclical and less predictable earnings patterns. In the period under review, the weak relative price performance of the Portfolio’s holdings in the consumer discretionary and information technology sectors explain most of the performance difference between the Fund and its benchmark.

•                     The strongest price performance within the Portfolio during the period was found in its industrials sector, which benefited from sharp price gains in airfreight and logistics, electrical equipment and diversified industrial stocks.

•                     Over the course of the past six months, nine stocks were eliminated from the Portfolio (two of which were due to acquisition) and 16 stocks were added. New positions were established in coal mining, oil refining, life insurance, airlines, semiconductor equipment, information technology, consulting and paper packaging. As a result of these changes, the Portfolio, on April 30, 2006, held 69 stocks representing nine of the 10 economic sectors constituting the S&P MidCap

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)          These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. Absent an allocation of certain expenses to the administrator, the returns would be lower.

(2)          It is not possible to invest directly in an Index. The Indexes’ total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index.

(3)          Sector weightings are subject to change due to active management.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2006

FUND PERFORMANCE

400.(2)(3) The sector weights of the Portfolio were roughly aligned with those of its benchmark, so Fund performance differences from its benchmark were attributable to stock selection rather than sector weighting.

•                     Management believed that during the six months ended April 30, 2006, the U.S. economy and stock market presented a challenging growth environment due to rising interest rates, high energy prices and a weakening housing cycle. As a result, new stock selection within the Portfolio during that period focused on identifying companies that, in Management’s opinion, were capable of growing earnings in an environment characterized by slower economic growth.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Common Stock Investments by Sector*
By net assets

*                    Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Performance**	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	21.14%	20.21%	20.21%
Life of Fund†	8.16%	7.37%	7.37%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	14.17%	15.21%	19.21%
Life of Fund†	6.64%	6.98%	7.37%

†                     Inception Dates — Class A: 3/4/02; Class B: 3/4/02; Class C: 3/4/02

**             Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC. Absent an allocation of certain expenses to the administrator, the returns would be lower. Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Top Ten Holdings***
By net assets

National Oilwell Varco, Inc.	2.15%
Cooper Industries Ltd. Class A	1.97%
Affiliated Managers Group, Inc.	1.94%
Amphenol Corp. Class A	1.92%
Ross Stores, Inc.	1.83%
Grant Prideco, Inc.	1.82%
Varian Medical Systems, Inc.	1.79%
FMC Technologies, Inc.	1.78%
Markel Corp.	1.78%
Florida Rock Industries, Inc.	1.73%

***      Top Ten Holdings represented 18.7% of Portfolio net assets as of April 30, 2006. Holdings are subject to change due to active management.

3

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2006

FUND PERFORMANCE

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares.

“Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns
(For the periods ended April 30, 2006)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Life of Fund
Return Before Taxes	21.14%	8.16%
Return After Taxes on Distributions	21.05%	8.14%
Return After Taxes on Distributions and Sale of Fund Shares	13.86%	7.06%

Returns at Public Offering Price (POP) (Class A)

	One Year	Life of Fund
Return Before Taxes	14.17%	6.64%
Return After Taxes on Distributions	14.08%	6.62%
Return After Taxes on Distributions and Sale of Fund Shares	9.31%	5.72%

Average Annual Total Returns
(For the periods ended April 30, 2006)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Life of Fund
Return Before Taxes	20.21%	7.37%
Return After Taxes on Distributions	20.11%	7.35%
Return After Taxes on Distributions and Sale of Fund Shares	13.25%	6.36%

Returns at Public Offering Price (POP) (Class C)

	One Year	Life of Fund
Return Before Taxes	19.21%	7.37%
Return After Taxes on Distributions	19.11%	7.35%
Return After Taxes on Distributions and Sale of Fund Shares	12.60%	6.36%

Average Annual Total Returns
(For the periods ended April 30, 2006)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Life of Fund
Return Before Taxes	20.21%	7.37%
Return After Taxes on Distributions	20.11%	7.35%
Return After Taxes on Distributions and Sale of Fund Shares	13.25%	6.36%

Returns at Public Offering Price (POP) (Class B)

	One Year	Life of Fund
Return Before Taxes	15.21%	6.98%
Return After Taxes on Distributions	15.11%	6.96%
Return After Taxes on Distributions and Sale of Fund Shares	10.00%	6.02%

Class A, Class B, and Class C of the Fund commenced investment operations on 3/4/02. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not. Absent an allocation of certain expenses to the administrator, the returns would be lower.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month-end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 – April 30, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Mid-Cap Core Fund

	Beginning Account Value (11/1/05)	Ending Account Value (4/30/06)	Expenses Paid During Period* (11/1/05 – 4/30/06)
Actual
Class A	$1,000.00	$1,122.30	$8.95	**
Class B	$1,000.00	$1,118.10	$12.87	**
Class C	$1,000.00	$1,118.10	$12.87	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.40	$8.50	**
Class B	$1,000.00	$1,012.60	$12.23	**
Class C	$1,000.00	$1,012.60	$12.23	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.70% for Class A shares, 2.45% for Class B shares, and 2.45% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2005. The Example reflects the expenses of both the Fund and the Portfolio.

**  Absent an allocation of certain expenses to the administrator, expenses would be higher.

5

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investment in Tax-Managed Mid-Cap Portfolio, at value (identified cost, $23,650,401)	$30,438,767
Receivable for Fund shares sold	12,306
Receivable from affiliate	26,571
Total assets	$30,477,644
Liabilities
Payable to affiliate for distribution and service fees	$14,646
Payable for Fund shares redeemed	12,618
Payable to affiliate for Trustees' fees	198
Payable to affiliate for administration fee	3,690
Other accrued expenses	30,714
Total liabilities	$61,866
Net Assets	$30,415,778
Sources of Net Assets
Paid-in capital	$22,050,686
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	1,717,568
Accumulated net investment loss	(140,842)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	6,788,366
Total	$30,415,778
Class A Shares
Net Assets	$16,476,388
Shares Outstanding	1,194,100
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.80
Maximum Offering Price Per Share (100 ÷ 94.25 of $13.80)	$14.64
Class B Shares
Net Assets	$6,948,495
Shares Outstanding	519,214
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.38
Class C Shares
Net Assets	$6,990,895
Shares Outstanding	522,552
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.38
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Dividends allocated from Portfolio	$140,587
Interest allocated from Portfolio	8,486
Expenses allocated from Portfolio	(128,604)
Net investment income from Portfolio	$20,469
Expenses
Administration fee	$21,166
Trustees' fees and expenses	123
Distribution and service fees
Class A	18,737
Class B	33,547
Class C	32,548
Registration fees	38,817
Transfer and dividend disbursing agent fees	18,166
Legal and accounting services	9,205
Custodian fee	9,183
Printing and postage	2,821
Miscellaneous	3,569
Total expenses	$187,882
Deduct — Preliminary allocation of Fund expenses to the affiliate	$26,571
Total expense reductions	$26,571
Net expenses	$161,311
Net investment loss	$(140,842)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$1,804,259
Net realized gain	$1,804,259
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$1,541,222
Net change in unrealized appreciation (depreciation)	$1,541,222
Net realized and unrealized gain	$3,345,481
Net increase in net assets from operations	$3,204,639

See notes to financial statements

6

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment loss	$(140,842)	$(319,110)
Net realized gain from investment transactions	1,804,259	440,954
Net change in unrealized appreciation (depreciation) of investments	1,541,222	2,040,778
Net increase in net assets from operations	$3,204,639	$2,162,622
Distributions to shareholders — From net realized gain Class A	$(74,592)	$—
Class B	(34,859)	—
Class C	(33,382)	—
Total distributions to shareholders	$(142,833)	$—
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$1,742,942	$4,562,665
Class B	691,977	1,245,661
Class C	652,146	2,067,673
Net asset value of shares issued to shareholders in payment of distributions declared Class A	64,988	—
Class B	32,163	—
Class C	28,293	—
Cost of shares redeemed Class A	(1,058,487)	(3,357,260)
Class B	(618,983)	(902,774)
Class C	(405,915)	(1,970,830)
Net asset value of shares exchanged Class A	313,768	163,284
Class B	(313,768)	(163,284)
Net increase in net assets from Fund share transactions	$1,129,124	$1,645,135
Net increase in net assets	$4,190,930	$3,807,757
Net Assets
At beginning of period	$26,224,848	$22,417,091
At end of period	$30,415,778	$26,224,848
Accumulated net investment loss included in net assets
At end of period	$(140,842)	$—

See notes to financial statements

7

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2006				Year Ended October 31,	Period Ended
	(Unaudited)		2005	2004	2003	October 31, 2002(1)
Net asset value — Beginning of period	$12.360		$11.270	$10.670	$8.530	$10.000
Income (loss) from operations
Net investment loss(2)	$(0.042)		$(0.108)	$(0.102)	$(0.087)	$(0.047)
Net realized and unrealized gain (loss)	1.548		1.198	0.702	2.227	(1.423)
Total income (loss) from operations	$1.506		$1.090	$0.600	$2.140	$(1.470)
Less distributions
From net realized gain	$(0.066)		$—	$—	$—	$—
Total distributions	$(0.066)		$—	$—	$—	$—
Net asset value — End of period	$13.800		$12.360	$11.270	$10.670	$8.530
Total Return(3)	12.23%		9.67%	5.62%	25.09%	(14.70)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$16,476		$13,761	$11,226	$7,054	$4,394
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.70	%(5)	1.70%	1.70%	1.70%	1.65	%(5)
Net investment loss	(0.65	)%(5)	(0.89)%	(0.93)%	(0.93)%	(0.80	)%(5)
Portfolio Turnover of the Portfolio	26%		53%	42%	50%	13%

†  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	1.90	%(5)	1.86%	1.92%	2.43%	4.78	%(5)
Net investment loss	(0.85	)%(5)	(1.05)%	(1.15)%	(1.66)%	(3.93	)%(5)
Net investment loss per share(2)	$(0.056)		$(0.127)	$(0.126)	$(0.155)	$(0.231)

(1)  For the period from the start of business, March 4, 2002, to October 31, 2002.

(2)  Net investment loss per share was computed using average shares outstanding.

(3)    Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

8

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2006				Year Ended October 31,	Period Ended
	(Unaudited)		2005	2004	2003	October 31, 2002(1)
Net asset value — Beginning of period	$12.030		$11.050	$10.540	$8.490	$10.000
Income (loss) from operations
Net investment loss(2)	$(0.088)		$(0.194)	$(0.182)	$(0.158)	$(0.089)
Net realized and unrealized gain (loss)	1.504		1.174	0.692	2.208	(1.421)
Total income (loss) from operations	$1.416		$0.980	$0.510	$2.050	$(1.510)
Less distributions
From net realized gain	$(0.066)		$—	$—	$—	$—
Total distributions	$(0.066)		$—	$—	$—	$—
Net asset value — End of period	$13.380		$12.030	$11.050	$10.540	$8.490
Total Return(3)	11.81%		8.87%	4.84%	24.15%	(15.10)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$6,948		$6,436	$5,741	$4,139	$1,254
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.45	%(5)	2.45%	2.45%	2.45%	2.40	%(5)
Net investment loss	(1.39	)%(5)	(1.64)%	(1.67)%	(1.69)%	(1.52	)%(5)
Portfolio Turnover of the Portfolio	26%		53%	42%	50%	13%

†  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	2.65	%(5)	2.61%	2.67%	3.18%	5.53	%(5)
Net investment loss	(1.59	)%(5)	(1.80)%	(1.89)%	(2.42)%	(4.65	)%(5)
Net investment loss per share(2)	$(0.101)		$(0.123)	$(0.206)	$(0.226)	$(0.272)

(1)  For the period from the start of business, March 4, 2002, to October 31, 2002.

(2)  Net investment loss per share was computed using average shares outstanding.

(3)    Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

9

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2006				Year Ended October 31,	Period Ended
	(Unaudited)		2005	2004	2003	October 31, 2002(1)
Net asset value — Beginning of period	$12.030		$11.050	$10.540	$8.490	$10.000
Income (loss) from operations
Net investment loss(2)	$(0.089)		$(0.194)	$(0.182)	$(0.157)	$(0.090)
Net realized and unrealized gain (loss)	1.505		1.174	0.692	2.207	(1.420)
Total income (loss) from operations	$1.416		$0.980	$0.510	$2.050	$(1.510)
Less distributions
From net realized gain	$(0.066)		$—	$—	$—	$—
Total distributions	$(0.066)		$—	$—	$—	$—
Net asset value — End of period	$13.380		$12.030	$11.050	$10.540	$8.490
Total Return(3)	11.81%		8.87%	4.84%	24.15%	(15.10)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$6,991		$6,027	$5,450	$4,056	$1,575
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.45	%(5)	2.45%	2.45%	2.45%	2.40	%(5)
Net investment loss	(1.39	)%(5)	(1.64)%	(1.68)%	(1.70)%	(1.52	)%(5)
Portfolio Turnover of the Portfolio	26%		53%	42%	50%	13%

†  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	2.65	%(5)	2.61%	2.67%	3.18%	5.53	%(5)
Net investment loss	(1.59	)%(5)	(1.80)%	(1.90)%	(2.43)%	(4.65	)%(5)
Net investment loss per share(2)	$(0.101)		$(0.213)	$(0.206)	$(0.225)	$(0.275)

(1)  For the period from the start of business, March 4, 2002, to October 31, 2002.

(2)  Net investment loss per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

10

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Mid-Cap Core Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Tax-Managed Mid-Cap Core Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (31.1% at April 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any (reduced by available capital loss carryforwards from prior years, if any). Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	132,513	379,449
Issued to shareholders electing to receive payment of distribution in Fund shares	5,069	—
Redemptions	(80,706)	(275,555)
Exchanges from Class B shares	23,497	13,329
Net increase	80,373	117,223
Class B	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	54,494	105,625
Issued to shareholders electing to receive payment of distribution in Fund shares	2,581	—
Redemptions	(48,660)	(76,467)
Exchanges to Class A shares	(24,188)	(13,655)
Net increase (decrease)	(15,773)	15,503

Class C	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	50,961	174,945
Issued to shareholders electing to receive payment of distribution in Fund shares	2,271	—
Redemptions	(31,795)	(167,143)
Net increase	21,437	7,802

4  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended April 30, 2006, the administration fee amounted to $21,166. Pursuant to a voluntary expense reimbursement, EVM was allocated $26,571 of the Fund's operating expenses for the six months ended April 30, 2006. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2006, EVM earned approximately $1,409 in sub-transfer agent fees.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2006, no significant amounts have been deferred.

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $5,077 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2006.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

12

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% (annualized) of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2006 amounted to $18,737 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. Distribution fees paid or accrued for the six months ended April 30, 2006 amounted to $25,160 and $24,411 for Class B and Class C shares, respectively. At April 30, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $143,000 and $356,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2006 amounted to $8,387, and $8,137, for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC charges assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. The Fund was informed that EVD received approximately $5,000 and $23 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the six months ended April 30, 2006. EVD did not receive any CDSC on Class A shares for the six months ended April 30, 2006.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2006 aggregated $3,080,323 and $2,286,290, respectively.

13

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%
Security	Shares	Value
Aerospace & Defense — 0.7%
DRS Technologies, Inc.	12,148	$674,578
		$674,578
Air Freight & Logistics — 2.7%
C.H. Robinson Worldwide, Inc.	29,200	$1,295,020
Expeditors International of Washington, Inc.	16,100	1,378,321
		$2,673,341
Airlines — 1.5%
SkyWest, Inc.	61,000	$1,437,770
		$1,437,770
Automobiles — 1.3%
Thor Industries, Inc.	25,000	$1,262,000
		$1,262,000
Capital Markets — 5.9%
A.G. Edwards, Inc.	20,800	$1,099,072
Affiliated Managers Group, Inc.(1)	18,800	1,904,440
Legg Mason, Inc.	10,600	1,255,888
SEI Investments Co.	36,500	1,567,310
		$5,826,710
Chemicals — 2.9%
Air Products and Chemicals, Inc.	6,800	$465,936
Albemarle Corp.	21,600	1,032,912
Ecolab, Inc.	36,100	1,364,580
		$2,863,428
Commercial Banks — 4.8%
City National Corp.	21,200	$1,546,752
Cullen/Frost Bankers, Inc.	26,700	1,545,396
Synovus Financial Corp.	57,600	1,612,800
		$4,704,948
Computer Peripherals — 1.7%
Diebold, Inc.	38,500	$1,638,175
		$1,638,175

Security	Shares	Value
Construction & Engineering — 1.6%
Jacobs Engineering Group, Inc.(1)	19,200	$1,587,840
		$1,587,840
Construction Materials — 1.7%
Florida Rock Industries, Inc.	27,250	$1,699,582
		$1,699,582
Consumer Finance — 1.6%
Student Loan Corp.	7,400	$1,541,050
		$1,541,050
Containers & Packaging — 1.3%
Sonoco Products Co.	40,300	$1,262,196
		$1,262,196
Electric Utilities — 1.6%
DPL, Inc.	56,600	$1,537,822
		$1,537,822
Electrical Equipment — 3.4%
AMETEK, Inc.	28,000	$1,379,560
Cooper Industries Ltd. Class A	21,100	1,929,595
		$3,309,155
Electronic Equipment & Instruments — 3.4%
Amphenol Corp. Class A	32,500	$1,878,500
CDW Corp.	24,900	1,482,048
		$3,360,548
Energy Equipment & Services — 5.7%
FMC Technologies, Inc.(1)	32,000	$1,746,560
Grant Prideco, Inc.(1)	34,800	1,781,760
National Oilwell Varco, Inc.(1)	30,500	2,103,585
		$5,631,905
Food Products — 1.3%
Tootsie Roll Industries, Inc.	42,230	$1,235,227
		$1,235,227

See notes to financial statements

14

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Gas Utilities — 4.1%
AGL Resources, Inc.	41,100	$1,454,118
Piedmont Natural Gas Co., Inc.	61,200	1,501,236
Questar Corp.	13,300	1,064,665
		$4,020,019
Health Care Equipment & Supplies — 9.7%
Beckman Coulter, Inc.	26,900	$1,381,584
Biomet, Inc.	22,440	834,319
C.R. Bard, Inc.	15,800	1,176,468
DENTSPLY International, Inc.	26,000	1,551,420
Respironics, Inc.(1)	38,500	1,409,870
Sybron Dental Specialties, Inc.(1)	30,000	1,411,200
Varian Medical Systems, Inc.(1)	33,500	1,754,730
		$9,519,591
Health Care Providers & Services — 1.2%
Patterson Companies, Inc.(1)	36,400	$1,185,912
		$1,185,912
Hotels, Restaurants & Leisure — 2.5%
International Speedway Corp. Class A	25,200	$1,239,588
Sonic Corp.(1)	35,900	1,217,369
		$2,456,957
Household Durables — 2.8%
Hovnanian Enterprises, Inc.(1)	25,800	$1,026,066
Mohawk Industries, Inc.(1)	21,000	1,682,100
		$2,708,166
Insurance — 4.4%
Ambac Financial Group, Inc.	15,100	$1,243,636
Markel Corp.(1)	5,000	1,746,250
Protective Life Corp.	26,300	1,325,520
		$4,315,406
IT Services — 2.4%
Cognizant Technology Solutions Corp. Class A(1)	15,000	$954,150
Fiserv, Inc.(1)	31,200	1,406,496
		$2,360,646

Security	Shares	Value
Machinery — 4.8%
Dover Corp.	30,300	$1,507,425
Graco, Inc.	34,200	1,598,850
Pentair, Inc.	41,100	1,573,308
		$4,679,583
Media — 2.7%
E.W. Scripps Co.	25,300	$1,165,824
Harte-Hanks, Inc.	52,800	1,441,440
		$2,607,264
Multiline Retail — 1.2%
Dollar General Corp.	66,100	$1,154,106
		$1,154,106
Multi-Utilities — 1.6%
OGE Energy Corp.	52,800	$1,592,448
		$1,592,448
Office Electronics — 1.2%
Zebra Technologies Corp. Class A(1)	28,675	$1,138,111
		$1,138,111
Oil, Gas & Consumable Fuels — 3.1%
Holly Corp.	20,000	$1,543,400
Peabody Energy Corp.	24,000	1,532,640
		$3,076,040
Personal Products — 2.7%
Alberto-Culver Co.	36,450	$1,639,157
Estee Lauder Cos., Inc. (The), Class A	27,000	1,002,240
		$2,641,397
Real Estate Investment Trusts (REITs) — 1.6%
Developers Diversified Realty Corp.	30,300	$1,611,960
		$1,611,960

See notes to financial statements

15

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 3.2%
Microchip Technology, Inc.	42,050	$1,566,783
Varian Semiconductor Equipment Associates, Inc.(1)	48,750	1,596,563
		$3,163,346
Software — 4.1%
ANSYS, Inc.(1)	18,100	$1,021,745
Jack Henry & Associates, Inc. Class A	69,500	1,560,275
Kronos, Inc.(1)	30,700	1,401,148
		$3,983,168
Specialty Retail — 2.4%
Ross Stores, Inc.	58,500	$1,792,440
Urban Outfitters, Inc.(1)	26,000	603,200
		$2,395,640
Total Common Stocks (identified cost $76,751,019)		$96,856,035
Total Investments — 98.8% (identified cost $76,751,019)		$96,856,035
Other Assets, Less Liabilities — 1.2%		$1,126,979
Net Assets — 100.0%		$97,983,014

(1)  Non-income producing security.

See notes to financial statements

16

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investments, at value (identified cost, $76,751,019)	$96,856,035
Cash	1,878,193
Dividends and interest receivable	38,022
Total assets	$98,772,250
Liabilities
Payable for investments purchased	$697,106
Payable to affiliate for Trustees' fees	593
Payable to affiliate for investment adviser fee	63,807
Other accrued expenses	27,730
Total liabilities	$789,236
Net Assets applicable to investors' interest in Portfolio	$97,983,014
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$77,877,998
Net unrealized appreciation (computed on the basis of identified cost)	20,105,016
Total	$97,983,014

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Dividends	$430,673
Interest	26,232
Total investment income	$456,905
Expenses
Investment adviser fee	$351,358
Trustees' fees and expenses	3,547
Custodian fee	31,498
Legal and accounting services	12,701
Miscellaneous	1,488
Total expenses	$400,592
Deduct — Reduction of investment adviser fee	$3,127
Total expense reductions	$3,127
Net expenses	$397,465
Net investment income	$59,440
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$5,593,573
Net realized gain	$5,593,573
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$4,628,813
Net change in unrealized appreciation (depreciation)	$4,628,813
Net realized and unrealized gain	$10,222,386
Net increase in net assets from operations	$10,281,826

See notes to financial statements

17

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment income (loss)	$59,440	$(78,542)
Net realized gain from investment transactions	5,593,573	1,310,390
Net change in unrealized appreciation (depreciation) of investments	4,628,813	5,930,816
Net increase in net assets from operations	$10,281,826	$7,162,664
Capital transactions — Contributions	$13,896,894	$8,294,624
Withdrawals	(2,286,290)	(6,496,638)
Net increase in net assets from capital transactions	$11,610,604	$1,797,986
Net increase in net assets	$21,892,430	$8,960,650
Net Assets
At beginning of period	$76,090,584	$67,129,934
At end of period	$97,983,014	$76,090,584

See notes to financial statements

18

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2006				Year Ended October 31,	Period Ended
	(Unaudited)		2005	2004	2003	October 31, 2002(1)
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.91	%(2)	0.91%	0.93%	0.99%	1.68	%(2)
Net investment income (loss)	0.14	%(2)	(0.11)%	(0.15)%	(0.22)%	(0.81	)%(2)
Portfolio Turnover	26%		53%	42%	50%	13%
Total Return(3)	12.66%		10.54%	6.43%	25.97%	(14.72)%
Net assets, end of period (000's omitted)	$97,983		$76,091	$67,130	$46,112	$17,149

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	0.92	%(2)	0.92%	0.93%
Net investment income (loss)	0.13	%(2)	(0.12)%	(0.15)%

(1)  For the period from the start of business, March 1, 2002, to October 31, 2002.

(2)  Annualized.

(3)  Total return is not computed on an annualized basis.

See notes to financial statements

19

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Mid-Cap Core Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of common stocks of mid-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2006, the Eaton Vance Tax-Managed Mid-Cap Core Fund and the Eaton Vance Tax-Managed Equity Asset Allocation Fund held 31.1% and 68.8% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices, or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the accrual basis.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

20

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

E  Financial Futures Contract — Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

G  Securities Sold Short — The Portfolio may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of sale a right to obtain securities equivalent in kind and amount to the securities sold and provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale). The Portfolio may sell short securities representing an index or basket of securities whose constituents the Portfolio holds in whole or in part. A short sale of an index or basket security will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Portfolio.

The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security sold short rises instead of falls) is offset by the increase in value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. The Portfolio expects normally to close its covered short sales by delivering newly-acquired stock.

Exposure to loss on an index or basket security sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or basket security sold short are not held by the Portfolio. Such losses may be substantial.

H  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities are determined on the basis of identified cost.

K  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders

21

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.80% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2006, the advisory fee amounted to $351,358. BMR has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio transactions that is consideration for third-party research services. For the six months ended April 30, 2006, BMR waived $3,127 of its advisory fee. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management Company, LLC (Atlanta Capital), a majority-owned subsidiary of Eaton Vance. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio equal to 0.55% annually of the average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee and sub-adviser fees. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $34,508,450 and $22,385,695, respectively, for the six months ended April 30, 2006.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$76,751,019
Gross unrealized appreciation	$20,900,578
Gross unrealized depreciation	(795,562)
Net unrealized appreciation	$20,105,016

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2006.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the six months ended April 30, 2006.

22

Eaton Vance Tax-Managed Mid-Cap Core Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

23

Eaton Vance Tax-Managed Mid-Cap Core Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed Mid-Cap Core Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Tax-Managed Mid-Cap Core Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the "Sub-adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the respective agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreements of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities include supervising the Sub-adviser. The Board specifically noted the Adviser's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Portfolio in the complex by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing equity portfolios, as well as recent changes in personnel.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement, respectively.

24

Eaton Vance Tax-Managed Mid-Cap Core Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three- year periods ended September 30, 2005 for the Fund. The Board noted that action was being taken to improve the performance of the Fund, including changes in personnel, and concluded that it was appropriate to allow reasonable time to evaluate the effectiveness of this action.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees").

As part of its review, the Board considered the management fees (including administrative fees) and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

25

Eaton Vance Tax-Managed Mid-Cap Core Fund

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Mid-Cap Core Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Kevin S. Dyer
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Cliff Quisenberry, Jr.
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

26

Eaton Vance Tax-Managed Mid-Cap Core Fund

INVESTMENT MANAGEMENT CONT'D

Tax-Managed Mid-Cap Core Portfolio

Officers
James B. Hawkes
President and Trustee
William O. Bell, IV
Vice President and Co-Portfolio Manager
Thomas E. Faust Jr.
Vice President
William R. Hackney, III
Vice President and Co-
Portfolio Manager
Marilyn Robinson Irvin
Vice President and Co-
Portfolio Manager
Michelle A. Green
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

27

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Mid-Cap Core Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Sub-Adviser of Tax-Managed Mid-Cap Core Portfolio
Atlanta Capital Management Company L.L.C.

1349 West Peachtree Street

Suite 1600

Atlanta, GA 30309

Administrator of Eaton Vance Tax-Managed Mid-Cap Core Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Tax-Managed Mid-Cap Core Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective, risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1301-6/06  TMMCCSRC

Semiannual Report April 30, 2006

EATON VANCE
TAX-MANAGED
MULTI-CAP
OPPORTUNITY
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2006

INVESTMENT UPDATE

Arieh Coll
Portfolio Manager

The Fund

Performance For The Past Six Months

•                     During the six months ended April 30, 2006, the Fund’s Class A shares had a total return of 19.56%. This return was the result of an increase in net asset value (NAV) per share to $12.72 on April 30, 2006, from $10.85 on October 31, 2005, plus the reinvestment of $0.225 per share in distribution from net realized gains.(1)

•                     The Fund’s Class B shares had a total return of 19.14% during the same period, the result of an increase in NAV per share to $12.08 from $10.35, plus the reinvestment of $0.225 per share in distribution from net realized gains.(1)

•                     The Fund’s Class C shares had a total return of 19.10% during the same period, the result of an increase in NAV per share to $12.10 from $10.37, plus the reinvestment of $0.225 per share in distribution from net realized gains.(1)

•                     For comparison, the Fund’s benchmark, the S&P 500 Index — a broad-based, unmanaged market index of common stocks commonly used as a measure of U.S. stock market performance — had a total return of 9.64% during the same period.(2)

See pages 3 and 4 for more performance information including after-tax returns.

Management Discussion

•                     During the semiannual period ended April 30, 2006, the Fund strongly outperformed its benchmark index, the S&P 500.(2) The Fund currently invests its assets in a separate registered investment company, Tax-Managed Multi-Cap Opportunity Portfolio (the “Portfolio”), with the same objective and policies as the Fund. The Portfolio benefited from a combination of several favorable sector allocation decisions and the strong performance of a number of individual stocks. A few holdings detracted, but they were significantly outnumbered by those that contributed.

•                     U.S. equity markets moved upward at a solid pace during the period from October 31, 2005 to April 30, 2006, driven by continued strong economic growth, low to moderate inflation, and hopes for an end to the U.S. Federal Reserve Board’s long tightening cycle. The stock market appeared to shrug off concerns over higher interest rates and record-high prices of energy and other commodities, and investors focused on reports of solid economic fundamentals and generally robust corporate profits.

•                     During the period, strong sector performances came from materials, in which the Portfolio was overweighted and stock selection was advantageous. Within this sector, metals and mining stocks had the strongest returns, benefiting from high commodity prices that have been driven by sustained global economic growth. In the underperforming consumer discretionary sector, the Portfolio was underweighted, so this allocation helped relative returns; moreover, the Portfolio’s holdings in this sector strongly outperformed those in the S&P 500, so stock selection also benefited returns.(2)

•                     In terms of specific holdings, the Portfolio’s top performer was a long-held provider of wireless phone service, which appreciated considerably during the period. Other contributors included a nuclear power utility in the United Kingdom; some uranium mining companies that benefited from a shortage of uranium, which resulted in higher prices for this commodity; and an online financial services firm that has seen strong, internally generated growth and has grown through acquisition.

•                     The Portfolio’s disappointments included the financial sector, in which a reinsurance company underperformed due to the devastating Fall 2005 hurricane season in the Gulf of Mexico. A maker of wireless laptop devices also declined due to stiff price competition for its products. Both of those holdings have been sold, creating tax losses for the Portfolio. Finally, another example was a leading provider of prescription drug management programs and other health care services that declined due to profit taking after seeing significant gains.

(1)          These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower.

(2)          It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2006

FUND PERFORMANCE

Performance*	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	34.84%	33.74%	33.82%
Five Years 5.94%	5.11%	5.13%
Life of Fund†	4.56%	3.67%	3.70%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	27.05%	28.74%	32.82%
Five Years	4.70%	4.78%	5.13%
Life of Fund†	3.51%	3.53%	3.70%

†                     Inception Dates—Class A: 6/30/00; Class B: 7/10/00; Class C: 7/10/00

*                    Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

Top 10 Common Stock Holdings**

By net assets

NII Holdings, Inc.	6.0%
E*TRADE Financial Corp.	4.9
Amerada Hess Corp.	4.5
Six Flags, Inc.	4.4
Google, Inc.	3.0
Shire PLC (ADS)	2.8
Martin Marietta Materials, Inc.	2.8
Research In Motion, Ltd.	2.7
SXR Uranium One, Inc.	2.6
Gammon Lake Resources, Inc.	2.6

**             Top Ten Holdings represented 36.3% of Portfolio net assets as of April 30, 2006. Holdings are subject to change due to active management.

Common Stock Investments by Sector***

By net assets

***      Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

3

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2006

FUND PERFORMANCE

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns
(For the periods ended April 30, 2006)

Returns at Net Asset Value (NAV) (Class A)

	One Year	5 Years	Life of Fund
Return Before Taxes	34.84%	5.94%	4.56%
Return After Taxes on Distributions	34.45%	5.86%	4.50%
Return After Taxes on Distributions and Sale of Fund Shares	23.02%	5.10%	3.92%

Returns at Public Offering Price (POP) (Class A)

	One Year	5 Years	Life of Fund
Return Before Taxes	27.05%	4.70%	3.51%
Return After Taxes on Distributions	26.68%	4.62%	3.44%
Return After Taxes on Distributions and Sale of Fund Shares	17.93%	4.02%	2.99%

Average Annual Total Returns
(For the periods ended April 30, 2006)

Returns at Net Asset Value (NAV) (Class C)

	One Year	5 Years	Life of Fund
Return Before Taxes	33.82%	5.13%	3.70%
Return After Taxes on Distributions	33.41%	5.06%	3.65%
Return After Taxes on Distributions and Sale of Fund Shares	22.44%	4.40%	3.18%

Returns at Public Offering Price (POP) (Class C)

	One Year	5 Years	Life of Fund
Return Before Taxes	32.82%	5.13%	3.70%
Return After Taxes on Distributions	32.41%	5.06%	3.65%
Return After Taxes on Distributions and Sale of Fund Shares	21.79%	4.40%	3.18%

Average Annual Total Returns
(For the periods ended April 30, 2006)

Returns at Net Asset Value (NAV) (Class B)

	One Year	5 Years	Life of Fund
Return Before Taxes	33.74%	5.11%	3.67%
Return After Taxes on Distributions	33.33%	5.05%	3.62%
Return After Taxes on Distributions and Sale of Fund Shares	22.39%	4.39%	3.15%

Returns at Public Offering Price (POP) (Class B)

	One Year	5 Years	Life of Fund
Return Before Taxes	28.74%	4.78%	3.53%
Return After Taxes on Distributions	28.33%	4.72%	3.48%
Return After Taxes on Distributions and Sale of Fund Shares	19.14%	4.11%	3.03%

Class A of the Fund commenced investment operations on 6/30/00. Class B and Class C of the Fund commenced investment operations on 7/10/00. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month-end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 – April 30, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

	Beginning Account Value (11/1/05)	Ending Account Value (4/30/06)	Expenses Paid During Period* (11/1/05 – 4/30/06)
Actual
Class A	$1,000.00	$1,195.60	$8.16
Class B	$1,000.00	$1,191.40	$12.23
Class C	$1,000.00	$1,191.10	$12.22
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.40	$7.50
Class B	$1,000.00	$1,013.60	$11.23
Class C	$1,000.00	$1,013.60	$11.23

* Expenses are equal to the Fund's annualized expense ratio of 1.50% for Class A shares, 2.25% for Class B shares, and 2.25% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2005. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investment in Tax-Managed Multi-Cap Opportunity Portfolio, at value (identified cost, $50,891,256)	$64,901,662
Receivable for Fund shares sold	21,020
Total assets	$64,922,682
Liabilities
Payable for Fund shares redeemed	$63,508
Payable to affiliate for distribution and service fees	37,613
Payable to affiliate for Trustees' fees	146
Payable to affiliate for Administration fees	7,984
Accrued expenses	39,766
Total liabilities	$149,017
Net Assets	$64,773,665
Sources of Net Assets
Paid-in capital	$47,451,828
Undistributed net realized gain from Portfolio (computed on the basis of identified cost)	3,227,945
Undistributed net investment income from Portfolio	83,486
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	14,010,406
Total	$64,773,665
Class A Shares
Net Assets	$25,403,818
Shares Outstanding	1,997,743
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.72
Maximum Offering Price Per Share (100 ÷ 94.25 of $12.72)	$13.50
Class B Shares
Net Assets	$20,068,786
Shares Outstanding	1,660,997
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.08
Class C Shares
Net Assets	$19,301,061
Shares Outstanding	1,594,651
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.10
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $575)	$614,239
Interest allocated from Portfolio	59,653
Security lending income allocated from Portfolio, net	16,022
Expenses allocated from Portfolio	(229,541)
Net investment income from Portfolio	$460,373
Expenses
Administration fee	$46,304
Trustees' fees and expenses	869
Distribution and service fees
Class A	29,713
Class B	98,017
Class C	91,824
Transfer and dividend disbursing agent fees	49,782
Registration fees	32,607
Custodian fee	10,548
Legal and accounting services	9,802
Printing and postage	5,706
Miscellaneous	1,715
Total expenses	$376,887
Net investment income	$83,486
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$4,812,542
Securities sold short	(635,832)
Foreign currency transactions	(329)
Net realized gain	$4,176,381
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$5,925,885
Securities sold short	612,325
Foreign currency	6,097
Net change in unrealized appreciation (depreciation)	$6,544,307
Net realized and unrealized gain	$10,720,688
Net increase in net assets from operations	$10,804,174

See notes to financial statements

6

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment income (loss)	$83,486	$(711,852)
Net realized gain from investment transactions, securities sold short, and foreign currency transactions	4,176,381	7,207,449
Net change in unrealized appreciation (depreciation) from investments, securities sold short, and foreign currency	6,544,307	(2,037,904)
Net increase in net assets from operations	$10,804,174	$4,457,693
Distributions to shareholders — From net realized gain
Class A	$(447,887)	$—
Class B	(395,621)	—
Class C	(366,408)	—
Total distributions to shareholders	$(1,209,916)	$—
Transactions in shares of beneficial interest — Proceeds from sale of shares
Class A	$2,078,052	$3,522,643
Class B	721,995	1,272,535
Class C	863,785	1,718,654
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	398,777	—
Class B	337,218	—
Class C	287,811	—
Cost of shares redeemed Class A	(3,214,157)	(7,004,334)
Class B	(2,265,033)	(4,757,175)
Class C	(1,738,337)	(4,263,188)
Net asset value of shares exchanged
Class A	412,689	209,697
Class B	(412,689)	(209,697)
Net decrease in net assets from Fund share transactions	$(2,529,889)	$(9,510,865)
Net increase (decrease) in net assets	$7,064,369	$(5,053,172)
Net Assets
At beginning of period	$57,709,296	$62,762,468
At end of period	$64,773,665	$57,709,296
Undistributed net investment income included in net assets
At end of period	$83,486	$—

See notes to financial statements

7

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)	2001(1)
Net asset value — Beginning of period	$10.850		$10.060	$9.690	$7.250	$8.380	$11.340
Income (loss) from operations
Net investment income (loss)	$0.045		$(0.072)	$(0.083)	$(0.116)	$(0.114)	$(0.065)
Net realized and unrealized gain (loss)	2.050		0.862	0.453	2.556	(1.016)	(2.895)
Total income (loss) from operations	$2.095		$0.790	$0.370	$2.440	$(1.130)	$(2.960)
Less distributions
From net realized gain	$(0.225)		$—	$—	$—	$—	$—
Total distributions	$(0.225)		$—	$—	$—	$—	$—
Net asset value — End of period	$12.720		$10.850	$10.060	$9.690	$7.250	$8.380
Total Return(2)	19.56%		7.85%	3.82%	33.66%	(13.48)%	(26.10)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$25,404		$21,998	$23,462	$19,884	$14,289	$10,637
Ratios (As a percentage of average daily net assets):
Net expenses(3)	1.50	%(4)	1.55%	1.52%	1.66%	1.60%	1.40%
Net expenses after custodian fee reduction(3)	1.50	%(4)	1.55%	1.52%	1.66%	1.60%	1.40%
Net investment income (loss)	0.76	%(4)	(0.67)%	(0.84)%	(1.42)%	(1.35)%	(0.69)%
Portfolio Turnover	94%		217%	239%	224%	225%	324%

†  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. The operating expenses of the Fund may reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(3)	1.51	%(4)	1.55%	1.53%	1.66%	1.67%	2.40%
Expenses after custodian fee reduction(3)	1.51	%(4)	1.55%	1.53%	1.66%	1.67%	2.40%
Net investment income (loss)	0.75	%(4)	(0.67)%	(0.85)%	(1.42)%	(1.42)%	(1.69)%
Net investment income (loss) per share	$0.044		$(0.072)	$(0.086)	$(0.116)	$(0.120)	$(0.159)

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

See notes to financial statements

8

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)	2001(1)
Net asset value — Beginning of period	$10.350		$9.680	$9.390	$7.080	$8.260	$11.260
Income (loss) from operations
Net investment loss	$(0.002)		$(0.146)	$(0.153)	$(0.173)	$(0.175)	$(0.131)
Net realized and unrealized gain (loss)	1.957		0.816	0.443	2.483	(1.005)	(2.869)
Total income (loss) from operations	$1.955		$0.670	$0.290	$2.310	$(1.180)	$(3.000)
Less distributions
From net realized gain	$(0.225)		$—	$—	$—	$—	$—
Total distributions	$(0.225)		$—	$—	$—	$—	$—
Net asset value — End of period	$12.080		$10.350	$9.680	$9.390	$7.080	$8.260
Total Return(2)	19.14%		6.92%	3.09%	32.63%	(14.29)%	(26.64)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$20,069		$18,653	$20,928	$20,868	$11,939	$8,931
Ratios (As a percentage of average daily net assets):
Net expenses(3)	2.25	%(4)	2.30%	2.27%	2.41%	2.35%	2.15%
Net expenses after custodian fee reduction(3)	2.25	%(4)	2.30%	2.27%	2.41%	2.35%	2.15%
Net investment loss	(0.04	)%(4)	(1.42)%	(1.60)%	(2.16)%	(2.10)%	(1.43)%
Portfolio Turnover	94%		217%	239%	224%	225%	324%

†  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. The operating expenses of the Fund may reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(3)	2.26	%(4)	2.30%	2.28%	2.41%	2.42%	3.15%
Expenses after custodian fee reduction(3)	2.26	%(4)	2.30%	2.28%	2.41%	2.42%	3.15%
Net investment loss	(0.05	)%(4)	(1.42)%	(1.61)%	(2.16)%	(2.17)%	(2.43)%
Net investment (loss) per share	$(0.003)		$(1.460)	$(0.154)	$(0.173)	$(0.181)	$(0.223)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

See notes to financial statements

9

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)	2001(1)
Net asset value — Beginning of period	$10.370		$9.700	$9.410	$7.090	$8.270	$11.260
Income (loss) from operations
Net investment loss	$(0.001)		$(0.146)	$(0.151)	$(0.172)	$(0.175)	$(0.133)
Net realized and unrealized gain (loss)	1.956		0.816	0.441	2.492	(1.005)	(2.857)
Total income (loss) from operations	$1.955		$0.670	$0.290	$2.320	$(1.180)	$(2.990)
Less distributions
From net realized gain	$(0.225)		$—	$—	$—	$—	$—
Total distributions	$(0.225)		$—	$—	$—	$—	$—
Net asset value — End of period	$12.100		$10.370	$9.700	$9.410	$7.090	$8.270
Total Return(2)	19.10%		6.91%	3.08%	32.72%	(14.27)%	(26.55)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$19,301		$17,058	$18,373	$15,902	$11,432	$8,670
Ratios (As a percentage of average daily net assets):
Net expenses(3)	2.25	%(4)	2.30%	2.27%	2.41%	2.35%	2.15%
Net expenses after custodian fee reduction(3)	2.25	%(4)	2.30%	2.27%	2.41%	2.35%	2.15%
Net investment loss	(0.02	)%(4)	(1.42)%	(1.57)%	(2.16)%	(2.10)%	(1.46)%
Portfolio Turnover	94%		217%	239%	224%	225%	324%

†  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. The operating expenses of the Fund may reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(3)	2.26	%(4)	2.30%	2.28%	2.41%	2.42%	3.15%
Expenses after custodian fee reduction(3)	2.26	%(4)	2.30%	2.28%	2.41%	2.42%	3.15%
Net investment loss	(0.04	)%(4)	(1.42)%	(1.58)%	(2.16)%	(2.17)%	(2.46)%
Net investment (loss) per share	$(0.003)		$(0.146)	$(0.152)	$(0.172)	$(0.181)	$(0.224)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

See notes to financial statements

10

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Tax-Managed Multi-Cap Opportunity Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (41.9%) at April 30, 2006. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio(s), less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

F  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the

11

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December ) of all or substantially all of its net investment income and at least one distribution of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	171,392	327,726
Issued to shareholders electing to receive payments of distributions in Fund shares	35,104	—
Redemptions	(270,094)	(650,284)
Exchange from Class B shares	33,195	19,670
Net decrease	(30,403)	(302,888)

Class B	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	62,989	122,117
Issued to shareholders electing to receive payments of distributions in Fund shares	31,137	—
Redemptions	(199,760)	(461,850)
Exchange to Class A shares	(34,903)	(20,534)
Net decrease	(140,537)	(360,267)
Class C	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	76,005	165,013
Issued to shareholders electing to receive payments of distributions in Fund shares	26,551	—
Redemptions	(152,577)	(415,103)
Net decrease	(50,021)	(250,090)

4  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended April 30, 2006, the administration fee amounted to $46,304. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended April 30, 2006 EVM earned $3,543 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $4,859 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2006. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

12

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2006 amounted to $29,713 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $73,513 and $68,868 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2006, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At April 30, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $694,000 and $934,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2006 amounted to $24,504, and $22,956, for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point in each subsequent year.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC charges received on Class B and Class C redemptions when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $0, $16,000 and $162 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2006.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2006, aggregated $4,064,733 and $8,271,758, respectively.

13

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%
Security	Shares	Value
Biotechnology — 3.6%
Celgene Corp.(1)	88,000	$3,710,080
DOV Pharmaceutical, Inc.(1)	80,000	651,200
Ligand Pharmaceuticals, Inc., Class B(1)(2)	96,000	1,176,000
		$5,537,280
Building Products — 0.1%
Goodman Global, Inc.(1)	4,355	$86,229
		$86,229
Capital Markets — 5.0%
E*Trade Financial Corp.(1)	307,000	$7,638,160
OptionsXpress Holdings, Inc.	1,000	31,500
		$7,669,660
Chemicals — 0.1%
Potash Corporation of Saskatchewan, Inc.(2)	500	$47,340
Wacker Chemie AG(1)	852	111,615
		$158,955
Commercial Services & Supplies — 0.5%
Copart, Inc.(1)	30,000	$805,500
		$805,500
Communications Equipment — 2.7%
Research in Motion Ltd.(1)	55,155	$4,226,528
		$4,226,528
Computer Peripherals — 3.0%
Apple Computer, Inc.(1)(2)	53,000	$3,730,670
Palm, Inc.(1)(2)	39,000	881,400
		$4,612,070
Construction Materials — 2.8%
Martin Marietta Materials, Inc.	40,500	$4,299,480
		$4,299,480
Consumer Finance — 0.4%
Student Loan Corp. (The)	3,100	$645,575
		$645,575

Security	Shares	Value
Diversified Consumer Services — 1.5%
Bright Horizons Family Solutions, Inc.(1)	1,000	$39,720
DeVry, Inc.(1)(2)	71,000	1,836,060
ITT Educational Services, Inc.(1)	8,000	508,400
		$2,384,180
Diversified Telecommunication Services — 0.0%
Philippine Long Distance Telephone Co. ADR(2)	1,000	$39,750
		$39,750
Electric Utilities — 1.1%
British Energy Group PLC(1)	141,000	$1,707,459
		$1,707,459
Electronic Equipment & Instruments — 0.9%
CPI International, Inc.(1)	34,653	$623,754
Photon Dynamics, Inc.(1)	40,000	762,000
		$1,385,754
Energy Equipment & Services — 2.7%
Dresser-Rand Group, Inc.(1)	37,134	$927,236
Pride International, Inc.(1)	46,000	1,604,940
Transocean, Inc.(1)	20,000	1,621,400
		$4,153,576
Health Care Equipment & Supplies — 2.7%
Cyberonics, Inc.(1)(2)	6,000	$139,140
Dexcom, Inc.(1)	21,500	540,940
Mentor Corp.(2)	52,000	2,253,160
Thoratec Corp.(1)	73,000	1,314,730
		$4,247,970
Health Care Providers & Services — 4.3%
Caremark Rx, Inc.(1)	45,000	$2,049,750
DaVita, Inc.(1)	41,075	2,310,879
Henry Schein, Inc.(1)	28,000	1,305,360
Matria Healthcare, Inc.(1)(2)	34,000	1,043,460
United Surgical Partners International, Inc.(1)	150	4,952
		$6,714,401

See notes to financial statements

14

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Health Care Technology — 0.5%
Per-Se Technologies, Inc.(1)	28,000	$782,600
		$782,600
Hotels, Restaurants & Leisure — 7.4%
CKE Restaurants, Inc.(2)	47,000	$744,010
Intrawest Corp.	22,000	790,497
Krispy Kreme Doughnuts, Inc.(1)(2)	47,000	401,380
Marcus Corp. (The)	60,000	1,081,800
Pinnacle Entertainment, Inc.(1)	28,000	764,400
Six Flags, Inc.(1)(2)	740,000	6,815,400
WMS Industries, Inc.(1)(2)	29,000	906,250
		$11,503,737
Household Durables — 0.5%
Sealy Corp.(1)	47,297	$754,387
		$754,387
Insurance — 2.8%
Admiral Group PLC	165,000	$1,989,334
PartnerRe Ltd.	38,000	2,376,900
Progressive Corp.	100	10,853
		$4,377,087
Internet Software & Services — 5.0%
Google, Inc., Class A(1)	11,200	$4,680,928
Greenfield Online, Inc.(1)	44,806	268,388
HomeStore, Inc.(1)	1,013	6,220
ValueClick, Inc.(1)(2)	115,000	1,937,750
WebEx Communications, Inc.(1)(2)	26,000	919,100
		$7,812,386
IT Services — 7.3%
CheckFree Corp.(1)(2)	69,604	$3,749,567
Gartner, Inc.(1)	110,000	1,542,200
Kanbay International, Inc.(1)	88,000	1,364,000
MoneyGram International, Inc.	88,000	2,983,200
Ness Technologies, Inc.(1)	125,000	1,518,750
Syntel, Inc.	8,400	180,936
		$11,338,653

Security	Shares	Value
Machinery — 0.9%
Parker Hannifin Corp.	17,000	$1,377,850
		$1,377,850
Marine — 0.6%
American Commercial Lines, Inc.(1)	16,516	$890,708
		$890,708
Media — 1.0%
Cablevision Systems Corp., Class A(1)	60,000	$1,216,200
Getty Images, Inc.(1)(2)	6,000	384,060
		$1,600,260
Metals & Mining — 7.3%
Bolnisi Gold NL	516,832	$1,052,732
Gabriel Resources Ltd.(1)	300,000	859,399
Gammon Lake Resources, Inc.(1)(2)	255,000	3,949,950
Miramar Mining Corp.(1)	240,000	902,400
NovaGold Resources, Inc.(1)(2)	89,116	1,425,856
Western Silver Corp.(1)	110,000	3,114,100
		$11,304,437
Multiline Retail — 1.6%
Big Lots, Inc.(1)(2)	56,000	$809,200
Saks, Inc.(1)	80,000	1,611,200
		$2,420,400
Oil, Gas & Consumable Fuels — 10.2%
Amerada Hess Corp.(2)	48,500	$6,948,595
Bankers Petroleum Ltd.(1)	1,000	964
Occidental Petroleum Corp.	10,500	1,078,770
Parallel Petroleum Corp.(1)	38,609	891,868
SXR Uranium One, Inc.(1)(2)	398,909	3,969,332
Valero Energy Corp.	46,000	2,978,040
		$15,867,569
Personal Products — 0.6%
Herbalife Ltd.(1)	25,730	$895,404
		$895,404

See notes to financial statements

15

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Pharmaceuticals — 4.2%
Adams Respiratory Therapeutics, Inc.(1)	18,000	$772,020
Medicines Co. (The)(1)	36,000	691,920
Par Pharmaceutical Cos., Inc.(1)	27,000	695,250
Shire Pharmaceuticals Group PLC ADR(2)	93,000	4,404,480
		$6,563,670
Real Estate Investment Trusts (REITs) — 0.0%
MFA Mortgage Investments, Inc.	1,000	$6,860
		$6,860
Semiconductors & Semiconductor Equipment — 5.3%
Atheros Communications, Inc.(1)	117,000	$2,970,630
Intel Corp.	39,000	779,220
Micron Technology, Inc.(1)(2)	88,000	1,493,360
PDF Solutions, Inc.(1)	90,000	1,404,000
QuickLogic Corp.(1)	80,000	483,200
Tessera Technologies, Inc.(1)	34,500	1,106,415
		$8,236,825
Software — 1.3%
RSA Security, Inc.(1)	95,000	$1,989,300
		$1,989,300
Specialty Retail — 3.3%
Circuit City Stores, Inc.	29,000	$833,750
Men's Wearhouse, Inc.	24,000	850,560
OfficeMax, Inc.	20,500	778,980
Pep Boys - Manny, Moe & Jack	1,000	14,870
Stein Mart, Inc.(1)	95,000	1,501,000
Tweeter Home Entertainment Group, Inc.(1)	131,000	1,120,050
		$5,099,210
Tobacco — 1.1%
Loews Corp. - Carolina Group	33,000	$1,690,920
		$1,690,920

Security	Shares	Value
Wireless Telecommunication Services — 7.1%
NII Holdings, Inc.(1)(2)	154,000	$9,224,600
Rogers Communications, Inc., Class B	40,000	1,698,800
		$10,923,400
Total Common Stocks (identified cost $124,402,281)		$154,110,030
Short-Term Investments — 31.0%
Security	Principal Amount (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 4.81%(3)	$47,989	$47,989,421
Total Short-Term Investments (at amortized cost, $47,989,421)		$47,989,421
Total Investments — 130.4% (identified cost $172,391,702)		$202,099,451
Other Assets, Less Liabilities — (30.4)%		$(47,134,186)
Net Assets — 100.0%		$154,965,265

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  All or a portion of these securities were on loan at April 30, 2006.

(3)  Affiliated fund that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of April 30, 2006.

See notes to financial statements

16

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investments, at value, including $46,016,777 of securities on loan (identified cost, $172,391,702)	$202,099,451
Cash	79,545
Receivable for investments sold	7,818,583
Interest and dividends receivable	346,052
Tax reclaim receivable	18
Total assets	$210,343,649
Liabilities
Collateral for securities loaned	$47,989,421
Payable for investments purchased	5,139,826
Demand note payable	2,000,000
Payable to affiliate for Trustees' fees	769
Payable to affiliate for investment advisory fees	82,651
Accrued expenses	165,717
Total liabilities	$55,378,384
Net assets applicable to investors' interest in Portfolio	$154,965,265
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$125,243,256
Net unrealized appreciation (computed on the basis of identified cost)	29,722,009
Total	$154,965,265

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Dividends (net of foreign taxes, $1,370)	$1,462,430
Interest	141,627
Security lending income, net	38,256
Total investment income	$1,642,313
Expenses
Investment adviser fee	$477,563
Trustees' fees and expenses	4,587
Custodian fee	53,293
Legal and accounting services	9,542
Miscellaneous	9,200
Total expenses	$554,185
Deduct — Reduction of investment adviser fee	$8,866
Total expense reductions	$8,866
Net expenses	$545,319
Net investment income	$1,096,994
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$11,433,144
Securities sold short	(1,498,806)
Foreign currency transactions	(832)
Net realized gain	$9,933,506
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$14,075,905
Securities sold short	1,443,611
Foreign currency	14,260
Net change in unrealized appreciation (depreciation)	$15,533,776
Net realized and unrealized gain	$25,467,282
Net increase in net assets from operations	$26,564,276

See notes to financial statements

17

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment income	$1,096,994	$119,621
Net realized gain from investment transactions, securities sold short, and foreign currency transactions	9,933,506	10,803,612
Net change in unrealized appreciation (depreciation) from investments, securities sold short, and foreign currency	15,533,776	(1,215,747)
Net increase in net assets from operations	$26,564,276	$9,707,486
Capital transactions — Contributions	$6,115,928	$33,968,812
Withdrawals	(13,489,228)	(16,795,810)
Net increase (decrease) in net assets from capital transactions	$(7,373,300)	$17,173,002
Net increase in net assets	$19,190,976	$26,880,488
Net Assets
At beginning of period	$135,774,289	$108,893,801
At end of period	$154,965,265	$135,774,289

See notes to financial statements

18

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2006	Year Ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.74%	0.77%	0.76%	0.79%	0.82%	1.09%
Net expenses after custodian fee reduction	0.74%	0.77%	0.76%	0.79%	0.82%	1.09%
Net investment income (loss)	1.49%	0.10%	(0.06)%	(0.54)%	(0.58)%	(0.36)%
Portfolio Turnover	94%	217%	239%	224%	225%	324%
Total Return(1)	19.99%	8.71%	4.60%	34.80%	(12.80)%	—
Net assets, end of period (000's omitted)	$154,965	$135,774	$108,894	$86,988	$48,896	$34,392
† The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses	0.75%	0.77%	0.77%
Expenses after custodian fee reduction	0.75%	0.77%	0.77%
Net investment income (loss)	1.48%	0.10%	(0.07)%

(1)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

19

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Multi-Cap Opportunity Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2006, the Eaton Vance Tax-Managed Multi-Cap Opportunity Fund and the Eaton Vance Tax-Managed Equity Asset Allocation Fund held 41.9% and 58.0% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Financial Futures Contract — Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price

20

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

F  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Securities Sold Short — The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against the box) in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make the delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

H  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

I  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

21

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

K  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2006, the advisory fee amounted to $477,563. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio security transactions that is consideration for third-party research services. For the six months ended April 30, 2006, BMR waived $8,866 of its advisory fee. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $135,136,619 and $132,494,265, respectively, for the six months ended April 30, 2006.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2006 as determined on a federal income tax basis, were as follows:

Aggregate cost	$172,391,702
Gross unrealized appreciation	$33,354,805
Gross unrealized depreciation	(3,647,056)
Net unrealized appreciation	$29,707,749

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2006.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2006, there were no outstanding obligations under these financial instruments.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with a securities lending agent, IBT, in which the Portfolio

22

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U. S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in the Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund). The Cash Collateral Fund invests in high quality money market instruments. Under the agreement, the Portfolio continues to earn interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In addition, the Portfolio pays IBT a lending agent fee computed as a percentage of the earnings on the collateral invested less the loan rebate fee. The loan rebate fee and lending agent fee paid by the Portfolio offsets a portion of the interest income received and amounted to $166,266 and $6,745, respectively, for the six months ended April 30, 2006. At April 30, 2006, the value of the securities loaned and the value of the collateral amounted to $46,016,777 and $47,989,421, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

23

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

24

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed Multi-Cap Opportunity Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Tax-Managed Multi-Cap Opportunity Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Portfolio in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- , three- and five-year periods ended September 30, 2005 for the Fund. The Board noted that appropriate actions were being taken to improve

25

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

portfolio performance, and that subsequent to the initiation of these changes, the performance of the Fund had improved. The Board concluded that it was appropriate to allow reasonable time to evaluate the effectiveness of this action.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees (including administrative fees) and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

26

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Kevin S. Dyer
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Cliff Quisenberry, Jr.
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Tax-Managed Multi-Cap Opportunity Portfolio

Officers Duncan W. Richardson President Arieh Coll Vice President and Portfolio Manager Kevin M. Connerty Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

27

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Multi-Cap Opportunity Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Multi-Cap Opportunity Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

824-6/06  TMCAPSRC

Semiannual Report April 30, 2006

EATON VANCE
TAX-MANAGED
SMALL-CAP
GROWTH FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2006

INVESTMENT UPDATE

Nancy B. Tooke, CFA
   Portfolio Manager

The Fund

Performance for the Past Six Months

•                     For the six months ended April 30, 2006, Eaton Vance Tax-Managed Small-Cap Growth Fund’s (the “Fund”) Class A shares had a total return of 21.84%. This return was the result of an increase in net asset value (NAV) per share to $12.55 on April 30, 2006, from $10.30 on October 31, 2005.(1)

•                     The Fund’s Class B shares had a total return of 21.38% for the same period, the result of an increase in NAV per share to $11.75 from $9.68.(1)

•                     The Fund’s Class C shares had a total return of 21.45% for the same period, the result of an increase in NAV per share to $11.72 from $9.65.(1)

•                     For comparison, the S&P SmallCap 600 Index — a broad-based, unmanaged market index of 600 smallcapitalization stocks trading in the U.S. — had a total return of 16.92% for the six-month period ended April 30, 2006.(2)

See pages 3 and 4 for more performance information, including after-tax returns.

Management Discussion

•                     For the six months ended April 30, 2006, the Fund’s performance exceeded that of its performance benchmark. The Fund currently invests its assets in a separate registered investment company, Tax-Managed Small-Cap Growth Portfolio (the “Portfolio”), with the same objective and policies as the Fund.

•                     During the six months ended April 30, 2006, the Fund’s performance benefited from the ongoing U.S. economic expansion. In recent months, investor angst over rising interest rates and record-level energy prices was offset by job growth, resilient consumer spending and healthy growth of corporate profits. Double-digit growth in dividend payouts and share buybacks, coupled with continued strength in merger and acquisition activity, provided additional support for equities.

•                     Over the past six months, stock selection was a key driver of the Fund’s performance. Stocks making meaningful contributions to the latest six-month performance included the Portfolio’s holdings in the energy sector. As demand and pricing for oil and natural gas moved higher, the Fund’s performance benefited from an overweighting and stock selection within the sector.

•                     During the six months ended April 30, 2006, management also reduced the Portfolio’s exposure to certain stocks that no longer seemed attractive in our view. Holdings in hotels, restaurants, and leisure were cut back, as were some technology and interest-ratesensitive financial stocks. During the period, Portfolio positions in energy, industrials, and materials were increased.

•                     As previously announced, Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 merged into Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 at the close of business on April 28, 2006, and was renamed Eaton Vance Tax-Managed Small-Cap Growth Fund on May 1, 2006.

•                     We are pleased to announce that effective February 2006, Nancy B. Tooke, CFA, took over as portfolio manager of Tax-Managed Small-Cap Growth Fund. Ms. Tooke is a Vice President of Eaton Vance and acts as portfolio manager for several other of its funds. Prior to joining Eaton Vance in January 2006, Ms. Tooke was senior managing director and portfolio manager for more than $800 million of small- and mid-capitalization institutional assets at ForstmannLeff Associates.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)          These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower.

(2)          It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2006

FUND PERFORMANCE

Performance*	Class A	Class	B Class C
Average Annual Total Returns (at net asset value)
One Year	35.68%	34.44%	34.71%
Five Years	0.42%	-0.35%	-0.32%
Life of Fund(1)	2.68%	1.90%	1.86%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	27.93%	29.44%	33.71%
Five Years	-0.76%	-0.76%	-0.32%
Life of Fund†	1.97%	1.90%	1.86%

(1)             Inception Dates — Class A: 9/25/97; Class B: 9/29/97; Class C: 9/29/97

*                    Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Top Ten Holdings†

By net assets

Jarden Corp.	2.46%
NII Holdings Inc., Class B	2.42%
MoneyGram International, Inc.	1.97%
Foundation Coal Holdings, Inc.	1.90%
Joy Global, Inc.	1.83%
Greenhill & Co., Inc.	1.68%
Denbury Resources, Inc.	1.67%
Alon USA Energy, Inc.	1.64%
Parallel Petroleum Corp.	1.61%
FTI Consulting, Inc.	1.59%

†                     Top Ten Holdings represented 18.77% of Portfolio net assets as of April 30, 2006. Holdings are subject to change due to active management.

Common Stock Investments by Sector**

By net assets

**             Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

3

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2006

FUND PERFORMANCE

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns
(For the periods ended April 30, 2006)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Life of Fund

Return Before Taxes	35.68%	0.42%	2.68%
Return After Taxes on Distributions	35.68%	0.42%	2.68%
Return After Taxes on Distributions and Sale of Fund Shares	23.19%	0.36%	2.31%

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund

Return Before Taxes	27.93%	-0.76%	1.97%
Return After Taxes on Distributions	27.93%	-0.76%	1.97%
Return After Taxes on Distributions and Sale of Fund Shares	18.16%	-0.65%	1.70%

Average Annual Total Returns (For the periods ended April 30, 2006)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Life of Fund

Return Before Taxes	34.71%	-0.32%	1.86%
Return After Taxes on Distributions	34.71%	-0.32%	1.86%
Return After Taxes on Distributions and Sale of Fund Shares	22.56%	-0.27%	1.60%

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund

Return Before Taxes	33.71%	-0.32%	1.86%
Return After Taxes on Distributions	33.71%	-0.32%	1.86%
Return After Taxes on Distributions and Sale of Fund Shares	21.91%	-0.27%	1.60%

Average Annual Total Returns (For the periods ended April 30, 2006)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Life of Fund

Return Before Taxes	34.44%	-0.35%	1.90%
Return After Taxes on Distributions	34.44%	-0.35%	1.90%
Return After Taxes on Distributions and Sale of Fund Shares	22.39%	-0.30%

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund

Return Before Taxes	29.44%	-0.76%	1.90%
Return After Taxes on Distributions	29.44%	-0.76%	1.90%
Return After Taxes on Distributions and Sale of Fund Shares	19.14%	-0.64%	1.63%

Class A of the Fund commenced investment operations on 9/25/97, and Class B and Class C of the Fund commenced investment operations on 9/29/97. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month-end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 – April 30, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Small-Cap Growth Fund

	Beginning Account Value (11/1/05)	Ending Account Value (4/30/06)	Expenses Paid During Period* (11/1/05 - 4/30/06)
Actual
Class A	$1,000.00	$1,218.40	$7.87
Class B	$1,000.00	$1,213.80	$11.97
Class C	$1,000.00	$1,214.50	$11.97
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.70	$7.15
Class B	$1,000.00	$1,014.00	$10.89
Class C	$1,000.00	$1,014.00	$10.89

* Expenses are equal to the Fund's annualized expense ratio of 1.43% for Class A shares, 2.18% for Class B shares, and 2.18% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2005. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investment in Tax-Managed Small-Cap Growth Portfolio, at value (identified cost, $111,307,759)	$130,541,161
Receivable for Fund shares sold	44,411
Total assets	$130,585,572
Liabilities
Payable for Fund shares redeemed	$296,493
Payable to affiliate for distribution and service fees	80,091
Payable to affiliate for Administration fee	4,196
Payable to affiliate for Trustees' fees	1,584
Other accrued expenses	96,740
Total liabilities	$479,104
Net Assets	$130,106,468
Sources of Net Assets
Paid-in capital	$230,578,782
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(119,094,090)
Accumulated net investment loss	(611,626)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	19,233,402
Total	$130,106,468
Class A Shares
Net Assets	$44,686,343
Shares Outstanding	3,560,803
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.55
Maximum Offering Price Per Share (100 ÷ 94.25 of $12.55)	$13.32
Class B Shares
Net Assets	$55,874,482
Shares Outstanding	4,753,528
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.75
Class C Shares
Net Assets	$29,545,643
Shares Outstanding	2,521,328
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.72
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $1,013)	$216,395
Interest allocated from Portfolio	86,856
Expenses allocated from Portfolio	(344,300)
Net investment loss from Portfolio	$(41,049)
Expenses
Trustees' fees and expenses	$2,045
Distribution and service fees
Class A	34,148
Class B	233,156
Class C	95,179
Transfer and dividend disbursing agent fees	138,029
Printing and postage	24,776
Registration fees	20,342
Custodian fee	10,605
Legal and accounting services	9,819
Miscellaneous	2,478
Total expenses	$570,577
Net investment loss	$(611,626)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (identified cost basis)	$12,403,434
Net realized gain	$12,403,434
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$6,429,363
Net change in unrealized appreciation (depreciation)	$6,429,363
Net realized and unrealized gain	$18,832,797
Net increase in net assets from operations	$18,221,171

See notes to financial statements

6

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations —
Net investment loss	$(611,626)	$(1,659,210)
Net realized gain from investment transactions and foreign currency transactions	12,403,434	15,695,062
Net change in unrealized appreciation (depreciation) of investments and foreign currency	6,429,363	(5,158,255)
Net increase in net assets from operations	$18,221,171	$8,877,597
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$536,818	$479,543
Class B	356,129	533,785
Class C	349,300	394,910
Issued in reorganization of Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2
Class A	13,881,608	—
Class B	12,235,505	—
Class C	10,183,286	—
Cost of shares redeemed
Class A	(5,224,430)	(9,789,356)
Class B	(7,822,668)	(18,896,375)
Class C	(3,028,626)	(9,188,732)
Net asset value of shares exchanged
Class A	5,253,324	1,537,677
Class B	(5,253,324)	(1,537,677)
Net increase (decrease) in net assets from Fund share transactions	$21,466,922	$(36,466,225)
Net increase (decrease) in net assets	$39,688,093	$(27,588,628)
Net Assets
At beginning of period	$90,418,375	$118,007,003
At end of period	$130,106,468	$90,418,375
Accumulated net investment loss included in net assets
At end of period	$(611,626)	$—

See notes to financial statements

7

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)(1)		2005(1)	2004(1)		2003(1)	2002(1)	2001
Net asset value — Beginning of period	$10.300		$9.470	$9.630		$7.620	$9.840	$16.490
Income (loss) from operations
Net investment loss	$(0.045)		$(0.105)	$(0.107)		$(0.100)	$(0.095)	$(0.110)
Net realized and unrealized gain (loss)	2.295		0.935	(0.053)		2.110	(2.125)	(6.540)
Total income (loss) from operations	$2.250		$0.830	$(0.160)		$2.010	$(2.220)	$(6.650)
Net asset value — End of period	$12.550		$10.300	$9.470		$9.630	$7.620	$9.840
Total Return(2)	21.84%		8.76%	(1.66	)%(3)	26.38%	(22.56)%	(40.33)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$44,686		$24,855	$30,172		$40,514	$44,208	$81,608
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.43	%(5)	1.44%	1.37%		1.43%	1.24%	1.16%
Net expenses after custodian fee reduction(4)	1.43	%(5)	1.44%	1.37%		1.43%	1.24%	1.14%
Net investment loss	(0.78	)%(5)	(1.04)%	(1.12)%		(1.23)%	(1.00)%	(0.83)%
Portfolio Turnover(6)	—		—	—		—	—	22%
Portfolio Turnover of the Portfolio	54%		223%	282%		248%	131%	38%*

†  The operating expenses of the Fund may reflect a reduction of the investment adviser fee of the Portfolio. Had such action not been taken, the net investment loss per share and the ratios would have been the same.

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The effect of the Fund's net increase from payments by affiliate and net gains (losses), through its investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.

*  For the period from the Portfolio's start of business, March 1, 2001, to October 31, 2001.

See notes to financial statements

8

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)(1)		2005(1)	2004(1)		2003(1)	2002(1)	2001
Net asset value — Beginning of period	$9.680		$8.980	$9.190		$7.330	$9.540	$16.120
Income (loss) from operations
Net investment loss	$(0.083)		$(0.170)	$(0.170)		$(0.155)	$(0.161)	$(0.197)
Net realized and unrealized gain (loss)	2.153		0.870	(0.040)		2.015	(2.049)	(6.383)
Total income (loss) from operations	$2.070		$0.700	$(0.210)		$1.860	$(2.210)	$(6.580)
Net asset value — End of period	$11.750		$9.680	$8.980		$9.190	$7.330	$9.540
Total Return(2)	21.38%		7.80%	(2.28	)%(3)	25.38%	(23.16)%	(40.82)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$55,874		$47,222	$62,553		$82,345	$81,353	$132,892
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.18	%(5)	2.19%	2.12%		2.18%	1.99%	1.92%
Net expenses after custodian fee reduction(4)	2.18	%(5)	2.19%	2.12%		2.18%	1.99%	1.90%
Net investment loss	(1.53	)%(5)	(1.79)%	(1.87)%		(1.98)%	(1.75)%	(1.58)%
Portfolio Turnover(6)	—		—	—		—	—	22%
Portfolio Turnover of the Portfolio	54%		223%	282%		248%	131%	38%*

†  The operating expenses of the Fund may reflect a reduction of the investment adviser fee of the Portfolio. Had such action not been taken, the net investment loss per share and the ratios would have been the same.

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The effect of the Fund's net increase from payments by affiliate and net gains (losses), through its investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.

*  For the period from the Portfolio's start of business, March 1, 2001, to October 31, 2001.

See notes to financial statements

9

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)(1)		2005(1)	2004(1)		2003(1)	2002(1)	2001
Net asset value — Beginning of period	$9.650		$8.940	$9.160		$7.310	$9.500	$16.050
Income (loss) from operations
Net investment loss	$(0.083)		$(0.170)	$(0.170)		$(0.154)	$(0.161)	$(0.198)
Net realized and unrealized gain (loss)	2.153		0.880	(0.050)		2.004	(2.029)	(6.352)
Total income (loss) from operations	$2.070		$0.710	$(0.220)		$1.850	$(2.190)	$(6.550)
Net asset value — End of period	$11.720		$9.650	$8.940		$9.160	$7.310	$9.500
Total Return(2)	21.45%		7.94%	(2.40	)%(3)	25.31%	(23.05)%	(40.81)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$29,546		$18,341	$25,282		$35,855	$36,789	$66,550
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.18	%(5)	2.19%	2.12%		2.18%	1.99%	1.92%
Net expenses after custodian fee reduction(4)	2.18	%(5)	2.19%	2.12%		2.18%	1.99%	1.90%
Net investment loss	(1.53	)%(5)	(1.79)%	(1.87)%		(1.97)%	(1.75)%	(1.58)%
Portfolio Turnover(6)	—		—	—		—	—	22%
Portfolio Turnover of the Portfolio	54%		223%	282%		248%	131%	38%*

†  The operating expenses of the Fund may reflect a reduction of the investment adviser fee of the Portfolio. Had such action not been taken, the net investment loss per share and the ratios would have been the same.

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The effect of the Fund's net increase from payments by affiliate and net gains (losses), through its investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.

*  For the period from the Portfolio's start of business, March 1, 2001, to October 31, 2001.

See notes to financial statements

10

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Small-Cap Growth Fund (formerly Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1) (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Tax-Managed Small-Cap Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (75.7% at April 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio(s), less all actual and accrued expenses of the Fund.

C  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

E  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $134,115,554 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2008, ($1,708,181), on October 31, 2009, ($76,461,635), and on October 31, 2010, ($55,945,738).

An additional $1,555,784 of capital loss carryover will be available to the Fund as a result of the reorganization of Tax-Managed Small-Cap Growth Fund 1.2 on April 28, 2006 (see Note 8). Utilization of these additional capital loss carryovers may be limited in accordance with certain income tax regulations.

F  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

11

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

G Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest all distributions in additional shares of the same class of the Fund at the net asset value as of the close of business on the reinvestment date. Distributions are paid in the form of additional shares of the same class of the Fund, or at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid–in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	45,600	47,908
Redemptions	(452,441)	(970,900)
Exchange from Class B shares	446,795	152,323
Issued to Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 shareholders	1,106,591	—
Net increase (decrease)	1,146,545	(770,669)
Class B	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	32,516	56,356
Redemptions	(719,865)	(1,985,600)
Exchange to Class A shares	(475,948)	(161,630)
Issued to Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 shareholders	1,040,817	—
Net decrease	(122,480)	(2,090,874)
Class C	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	31,415	41,701
Redemptions	(280,542)	(967,142)
Issued to Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 shareholders	869,466	—
Net increase (decrease)	620,339	(925,441)

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2006, EVM earned $8,095 in sub-transfer agent fees.

12

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund who are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2006, no significant amounts have been deferred.

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $1,636 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2006.

Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2006 amounted to $34,148 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. Distribution fees paid or accrued for the six months ended April 30, 2006 amounted to $174,867 and $71,384 for Class B and Class C shares, respectively. At April 30, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $6,102,000 and $8,859,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2006 amounted to $58,289, and $23,795, for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $55,000 and $350 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended April 30, 2006. EVD did not receive any CDSC for Class A shares for the six months ended April 30, 2006.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $37,202,154 and $16,246,405 respectively for the six months ended April 30, 2006.

13

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

8  Transfer of Net Assets

At the close of business on April 28, 2006, Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 acquired the net assets of Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 pursuant to an Agreement and Plan of Reorganization dated November 14, 2005. In accordance with the agreement, Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 issued 0.806895 shares of Class A, 0.829113 shares of Class B and 0.83155 shares of Class C for each share of Class A, Class B and Class C, respectively, of Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2. As a result, Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 issued 1,106,591 Class A shares, 1,040,817 Class B shares and 869,466 Class C shares having a total aggregate value of $36,300,399. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2's net assets at the date of the transaction amounted to $36,300,399, including $7,235,328 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 was $130,106,468 with a net asset value of $12.55, $11.75 and $11.72 for Class A, Class B and Class C, respectively.

9  Name Change

Effective May 1, 2006, Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 changed its name to Eaton Vance Tax-Managed Small-Cap Growth Fund.

14

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.0%
Security	Shares	Value
Aerospace & Defense — 2.8%
Aviall, Inc.(1)	58,100	$2,190,370
DRS Technologies, Inc.	31,700	1,760,301
Teledyne Technologies, Inc.(1)	21,500	782,815
		$4,733,486
Air Freight & Logistics — 1.5%
Hub Group, Inc., Class A(1)	35,000	$1,720,950
UTI Worldwide, Inc.(2)	27,550	859,284
		$2,580,234
Biotechnology — 0.6%
United Therapeutics Corp.(1)	17,400	$1,036,170
		$1,036,170
Building Products — 0.5%
Simpson Manufacturing Co., Inc.	21,603	$863,904
		$863,904
Capital Markets — 2.6%
Affiliated Managers Group, Inc.(1)	15,400	$1,560,020
Greenhill & Co., Inc.	40,800	2,893,536
		$4,453,556
Commercial Banks — 0.6%
Western Alliance Bancorp(1)	29,800	$1,083,528
		$1,083,528
Commercial Services & Supplies — 3.1%
FTI Consulting, Inc.(1)	95,600	$2,747,544
Knoll, Inc.	122,560	2,665,680
		$5,413,224
Communications Equipment — 1.5%
3Com Corp.(1)	492,200	$2,652,958
		$2,652,958

Security	Shares	Value
Computer Peripherals — 1.0%
Palm, Inc.(1)	76,044	$1,718,594
		$1,718,594
Consumer Finance — 1.3%
Student Loan Corp., (The)	11,100	$2,311,575
		$2,311,575
Diversified Consumer Services — 1.3%
DeVry, Inc.(1)	86,900	$2,247,234
		$2,247,234
Electric Utilities — 0.6%
Westar Energy, Inc.	47,500	$994,650
		$994,650
Electrical Equipment — 1.0%
AMETEK, Inc.	34,900	$1,719,523
		$1,719,523
Electronic Equipment & Instruments — 2.9%
Avnet, Inc.(1)	99,470	$2,601,140
FLIR Systems, Inc.(1)	98,300	2,403,435
		$5,004,575
Energy Equipment & Services — 3.7%
Complete Production Services, Inc.(1)	32,098	$848,350
Dresser-Rand Group, Inc.(1)	64,057	1,599,503
Dril-Quip, Inc.(1)	30,676	2,208,058
Todco, Class A(1)	38,800	1,779,756
		$6,435,667
Food Products — 2.6%
Delta and Pine Land Co.	87,450	$2,586,771
Hain Celestial Group, Inc., (The)(1)	68,600	1,845,340
		$4,432,111

See notes to financial statements

15

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Health Care Equipment & Supplies — 7.3%
Analogic Corp.	38,082	$2,402,593
Cooper Cos., Inc., (The)	44,500	2,439,490
DJ Orthopedics, Inc.(1)	46,800	1,860,768
IDEXX Laboratories, Inc.(1)	17,700	1,472,817
Respironics, Inc.(1)	66,650	2,440,723
Wright Medical Group, Inc.(1)	86,350	2,026,634
		$12,643,025
Health Care Providers & Services — 4.4%
Chemed Corp.	41,950	$2,285,856
Community Health Systems, Inc.(1)	38,200	1,384,368
LifePoint Hospitals, Inc.(1)	18,000	570,600
United Surgical Partners International, Inc.(1)	49,000	1,617,490
VCA Antech, Inc.(1)	57,450	1,786,121
		$7,644,435
Hotels, Restaurants & Leisure — 2.7%
Penn National Gaming, Inc.(1)	48,404	$1,971,011
Six Flags, Inc.(1)	280,900	2,587,089
		$4,558,100
Household Durables — 2.7%
Jarden Corp.(1)	124,700	$4,239,800
Sealy Corp.(1)	26,818	427,747
		$4,667,547
Household Products — 1.0%
Central Garden & Pet Co.(1)	18,300	$901,458
Church & Dwight Co., Inc.	22,850	837,910
		$1,739,368
Insurance — 0.7%
Philadelphia Consolidated Holding Corp.(1)	36,900	$1,222,497
		$1,222,497
IT Services — 3.3%
Euronet Worldwide, Inc.(1)	62,900	$2,248,046
MoneyGram International, Inc.	100,300	3,400,170
		$5,648,216

Security	Shares	Value
Life Sciences Tools & Services — 0.5%
eResearch Technology, Inc.(1)	81,400	$922,262
		$922,262
Machinery — 5.2%
Actuant Corp., Class A	37,100	$2,372,546
Bucyrus International, Inc., Class A	33,300	1,728,603
Joy Global, Inc.	48,000	3,153,120
RBC Bearings, Inc.(1)	69,128	1,637,642
		$8,891,911
Media — 1.5%
Central European Media Enterprises, Ltd.(1)(2)	40,300	$2,595,723
		$2,595,723
Metals & Mining — 1.1%
Cambior, Inc.(1)(2)	224,800	$903,696
Meridian Gold, Inc.(1)(2)	28,850	937,625
		$1,841,321
Multiline Retail — 0.7%
Big Lots, Inc.(1)	87,900	$1,270,155
		$1,270,155
Multi-Utilities — 0.8%
CMS Energy Corp.(1)	101,100	$1,346,652
		$1,346,652
Oil, Gas & Consumable Fuels — 9.7%
Alon USA Energy, Inc.	105,650	$2,834,590
Denbury Resources, Inc.(1)	88,600	2,888,360
Foundation Coal Holdings, Inc.	64,506	3,270,454
Goodrich Petroleum Corp.(1)	81,566	2,205,545
Parallel Petroleum Corp.(1)	120,000	2,772,000
Quicksilver Resources, Inc.(1)	20,900	866,096
Southwestern Energy Co.(1)	50,495	1,818,830
		$16,655,875

See notes to financial statements

16

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Pharmaceuticals — 4.1%
Cypress Bioscience, Inc.(1)	226,557	$1,687,850
MGI Pharma, Inc.(1)	51,994	971,248
Par Pharmaceutical Cos., Inc.(1)	59,804	1,539,953
Penwest Pharmaceuticals Co.(1)	45,500	910,910
Shire Pharmaceuticals Group PLC ADR	42,000	1,989,120
		$7,099,081
Real Estate Investment Trusts (REITs) — 2.7%
Essex Property Trust, Inc.	23,271	$2,538,866
SL Green Realty Corp.	22,100	2,187,900
		$4,726,766
Semiconductors & Semiconductor Equipment — 3.6%
Silicon Image, Inc.(1)	161,400	$1,646,280
Teradyne, Inc.(1)	130,650	2,202,759
Veeco Instruments, Inc.(1)	99,900	2,392,605
		$6,241,644
Software — 4.2%
i2 Technologies, Inc.(1)	128,700	$2,253,537
Parametric Technology Corp.(1)	160,600	2,399,364
Sybase, Inc.(1)	115,600	2,516,612
		$7,169,513
Specialty Retail — 3.0%
Hibbett Sporting Goods, Inc.(1)	60,600	$1,836,786
Men's Wearhouse, Inc., (The)	49,040	1,737,978
Stage Stores, Inc.	53,250	1,664,595
		$5,239,359
Textiles, Apparel & Luxury Goods — 0.7%
Warnaco Group, Inc., (The)(1)	51,500	$1,147,420
		$1,147,420
Thrifts & Mortgage Finance — 1.6%
PFF Bancorp, Inc.	24,500	$839,615
R&G Financial Corp.	94,200	982,506
WSFS Financial Corp.	14,400	906,192
		$2,728,313

Security	Shares	Value
Wireless Telecommunication Services — 2.9%
NII Holdings, Inc.(1)	69,750	$4,178,025
OAO Vimpel-Communications ADR(1)	18,100	842,555
		$5,020,580
Total Common Stocks (identified cost $126,070,095)		$158,700,752
Special Warrants — 0.1%
Security	Shares	Value
Metals & Mining — 0.1%
Western Exploration and Development, Ltd.(1)(2)(3)(4)	600,000	$180,000
		$180,000
Total Special Warrants (identified cost $480,000)		$180,000
Private Placements — 0.0%
Security	Shares	Value
Metals & Mining — 0.0%
Nevada Pacific Mining Co.(1)(3)(4)	80,000	$56,000
		$56,000
Total Private Placements (identified cost $80,000)		$56,000
Commercial Paper — 6.0%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 4.84%, 5/1/06	$7,353	$7,353,000
HSBC Finance Corp., 4.75%, 5/3/06	3,000	2,999,208
Total Commercial Paper (at amortized cost, $10,352,208)		$10,352,208

See notes to financial statements

17

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Other Short-Term Investments — 1.2%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.86%, 5/1/06	$2,000	$2,000,000
Total Other Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 99.3% (identified cost $138,982,303)		$171,288,960
Other Assets, Less Liabilities — 0.7%		$1,243,505
Net Assets — 100.0%		$172,532,465

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Foreign security.

(3)  Restricted security.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	96.8%	$165,812,631
Bermuda	1.5%	2,595,723
Canada	1.2%	2,021,321
United Kingdom	0.5%	859,285
	100.0%	$171,288,960

See notes to financial statements

18

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investments, at value (identified cost, $138,982,303)	$171,288,960
Receivable for investments sold	3,016,872
Dividends and interest receivable	611
Total assets	$174,306,443
Liabilities
Payable for investments purchased	$1,569,397
Payable to affiliate for investment advisory fees	90,050
Due to custodian	69,509
Payable to affiliate for Trustees' fees	1,003
Other accrued expenses	44,019
Total liabilities	$1,773,978
Net Assets applicable to investors' interest in Portfolio	$172,532,465
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$140,225,808
Net unrealized appreciation (computed on the basis of identified cost)	32,306,657
Total	$172,532,465

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Dividends (net of foreign taxes, $1,766)	$377,808
Interest	153,336
Total investment income	$531,144
Expenses
Investment adviser fee	$514,577
Trustees' fees and expenses	6,020
Custodian fee	57,967
Legal and accounting services	22,456
Miscellaneous	3,050
Total expenses	$604,070
Deduct — Reduction of custodian fee	$1
Reduction of investment adviser fee	2,264
Total expense reductions	$2,265
Net expenses	$601,805
Net investment loss	$(70,661)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$21,765,052
Net realized gain	$21,765,052
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$10,913,786
Net change in unrealized appreciation (depreciation)	$10,913,786
Net realized and unrealized gain	$32,678,838
Net increase in net assets from operations	$32,608,177

See notes to financial statements

19

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2006

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations —
Net investment loss	$(70,661)	$(569,621)
Net realized gain from investment transactions and foreign currency transactions	21,765,052	22,768,426
Net change in unrealized appreciation (depreciation) of investments and foreign currency	10,913,786	(6,290,354)
Net increase in net assets from operations	$32,608,177	$15,908,451
Capital transactions —
Contributions	$43,670,850	$5,377,839
Withdrawals	(56,867,573)	(48,942,689)
Net decrease in net assets from capital transactions	$(13,196,723)	$(43,564,850)
Net increase (decrease) in net assets	$19,411,454	$(27,656,399)
Net Assets
At beginning of period	$153,121,011	$180,777,410
At end of period	$172,532,465	$153,121,011

See notes to financial statements

20

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2006		Year Ended October 31,					Period Ended
	(Unaudited)		2005	2004		2003	2002	October 31, 2001(1)
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.74	%(2)	0.74%	0.75%		0.73%	0.73%	0.70	%(2)
Net expenses after custodian fee reduction	0.74	%(2)	0.74%	0.75%		0.73%	0.73%	0.68	%(2)
Net investment loss	(0.09	)%(2)	(0.34)%	(0.50)%		(0.53)%	(0.49)%	(0.48	)%(2)
Portfolio Turnover	54%		223%	282%		248%	131%	38%
Total Return	22.24%		9.52%	(1.05	)%(3)	27.24%	(22.16)%	—	(4)
Net assets, end of period (000's omitted)	$172,532		$153,121	$180,777		$226,702	$209,074	$307,838

†  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.

(1)  For the period from the start of business, March 1, 2001, to October 31, 2001.

(2)  Annualized.

(3)  The Portfolio's net increase from payments by affiliate and net gains (losses) realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines had no effect on total return for the year ended October 31, 2004.

(4)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

21

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Small-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of equity securities of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2006, the Eaton Vance Tax-Managed Small-Cap Growth Fund and the Eaton Vance Tax-Managed Equity Asset Allocation Fund held 75.7% and 24.3% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the accrual basis.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Financial Futures Contracts — Upon entering a financial futures contract, the Portfolio is required to

22

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Securities Sold Short — The Portfolio may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of the sale a right to obtain securities in kind and amount to the securities sold short provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale). The Portfolio may sell short securities representing an index or basket of securities whose constituents the Portfolio holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Portfolio. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers on the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security sold short rises instead of falls) is offset by the increase in the value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. The Portfolio expects normally to close its covered short sales by delivering newly acquired stocks. Exposure to loss on an index or basket of securities sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or a basket of securities sold short are not held by the Portfolio. Such losses may be substantial.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I   Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio.

23

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended April 30, 2006, BMR waived $2,264 of its advisory fee. For the six months ended April 30, 2006, the advisory fee amounted to $514,577. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $85,044,719 and $101,021,238, respectively, for the six months ended April 30, 2006.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$138,982,303
Gross unrealized appreciation	$34,679,690
Gross unrealized depreciation	(2,373,033)
Net unrealized appreciation	$32,306,657

5  Risk Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

24

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2006.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2006.

8  Overdraft Advances

Pursuant to the custodian agreement between the Portfolio and IBT, IBT may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft by the Portfolio, the Portfolio is obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently a rate above the federal funds rate). This obligation is payable on demand to IBT. IBT has a lien on the Portfolio's assets to the extent of any overdraft. At April 30, 2006, payment due to IBT pursuant to the foregoing arrangement was $69,509.

9  Restricted Securities

At April 30, 2006, the Portfolio owned the following securities (representing 0.14% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Fair Value
Private Placements and Special Warrants
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$56,000
Western Exploration and Development, Ltd.	12/21/98	600,000	480,000	180,000
			$560,000	$236,000

25

Eaton Vance Tax-Managed Small-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

26

Eaton Vance Tax-Managed Small-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed Small-Cap Growth Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Tax-Managed Small-Cap Growth Fund (which was formerly known as the Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1, and also is the successor by merger to the Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2) (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes in such personnel. The Board specifically noted the Adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Portfolio in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-,

27

Eaton Vance Tax-Managed Small-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

three- and five-year periods ended September 30, 2005 for the Fund. The Board noted that action was being taken to improve the performance of the Fund, and concluded that it was appropriate to allow reasonable time to evaluate the effectiveness of this action.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as "management fees").

As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

28

Eaton Vance Tax-Managed Small-Cap Growth Fund

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Small-Cap Growth Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Kevin S. Dyer
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Cliff Quisenberry, Jr.
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Tax-Managed Small-Cap Growth Portfolio

Officers Duncan W. Richardson President Nancy B. Tooke Vice President and Portfolio Manager Michelle A. Green Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

29

Investment Adviser of Tax-Managed Small-Cap Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Small-Cap Growth Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Small-Cap Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

130-6/06  MGSRC

Semiannual Report April 30, 2006

EATON VANCE
TAX-MANAGED
SMALL-CAP
VALUE
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2006

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•                     For the six months ended April 30, 2006, the Fund’s Class A shares had a total return of 13.26%. This return was the result of an increase in net asset value (NAV) per share to $15.68 on April 30, 2006, from $14.64 on October 31, 2005, and the distribution of $0.8182 per share in capital gains.(1)

•                     The Fund’s Class B shares had a total return of 12.90% for the same period, the result of an increase in NAV per share to $15.20 from $14.26 and the distribution of $0.8182 per share in capital gains.(1)

•                     The Fund’s Class C shares had a total return of 12.89% for the same period, the result of an increase in NAV per share to $15.21 from $14.27 and the distribution of $0.8182 per share in capital gains.(1)

•                     For comparison, the Fund’s benchmark, the S&P SmallCap 600 Index (the S&P 600) — a broad-based, unmanaged market index of small-capitalization stocks commonly used as a measure of small-cap stock market performance — had a total return of 16.92% during the period, while the Russell 2000 Index, a larger basket of small-cap stocks, had a return of 18.90%.(2)

See pages 3 and 4 for more performance information, including after-tax returns.

Management Discussion

•                     The economy continued to grow at a healthy pace during the six months ended April 30, 2006, despite a slowdown at the end of 2005. Taking the two-quarter average of fourth quarter 2005 and first quarter 2006 GDP, the economy expanded a robust 3.5% during the six-month period. Corporate earnings remained strong, with first quarter 2006 (based on preliminary EPS) representing the tenth straight quarter of double-digit earnings growth for S&P 500 companies.(2) Consumer spending held firm, as healthy wage gains and low unemployment offset the drag of higher energy costs and the Fed’s ongoing interest rate hikes.

•                     During the six months ended April 30, 2006, small-cap stocks continued to post strong returns. The surge in small-cap performance was again led by lower-quality stocks, as companies at the lower end of the quality spectrum outperformed the broader market. Our long-standing focus on investing in higher-quality, financially sound companies typically lags in lowerquality advances, and this was again the case during the period.

•                     Tax-Managed Small-Cap Value Portfolio (the Portfolio), a separate registered investment company in which the Fund invests, invests primarily in value stocks of small-cap companies. Value stocks are common stocks that, in the opinion of the investment adviser, are undervalued or inexpensive relative to the overall stock market, based on one of more measures of value. The Portfolio’s underweight in the underperforming financial services sector contributed positively to relative performance during the period. Stock selection in producer durables, which continued to benefit from strong industrial demand in the U.S., also made a positive contribution to relative performance.

•                     Detracting from Fund performance during the period were the Portfolio’s overweighting in the underperforming auto and transportation sector and stock selection in the materials and processing and technology sectors.

•                     Management continued to employ a “barbell” approach to the Portfolio’s composition during the period, with a combination of economy-sensitive and defensive holdings. While we strive to maintain a balance in the Portfolio, we remained wary of the financial services sector, where the Portfolio was significantly underweighted. This underweighting was consistent with our research focus on company fundamentals and our valuation discipline.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)          These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. Absent an allocation of certain expenses to the administrator, returns would be lower.

(2)          It is not possible to invest directly in an Index. The Indexes’ total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index.

Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2006

FUND PERFORMANCE

•                     Effective March 1, 2006, Gregory R. Greene joined the portfolio management team as co-manager of the Portfolio. Mr. Greene is a Managing Director of Fox Asset Management (Fox), manages other Fox portfolios, and has been employed by Fox for more than five years. Mr. Greene is a member of the firm’s Investment Committee, as well as the lead manager of its mid-cap effort. He joins the other management team members, George C. Pierides and J. Bradley Ohlmuller.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Common Stock Investments by Sector**
By net assets

**             Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Performance*	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	24.76%	23.94%	23.92%
Life of Fund†	12.89%	12.10%	12.11%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	17.60%	18.94%	22.92%
Life of Fund†	11.30%	11.76%	12.11%

†                     Inception Dates — Class A: 3/4/02; Class B: 3/4/02; Class C: 3/4/02

*                    Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC. Absent an allocation of certain expenses to the administrator, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

Ten Largest Holdings***

By net assets

Maverick Tube Corp.	5.0%
Church & Dwight, Co., Inc.	4.2%
Belden CDT, Inc.	3.8%
Piedmont Natural Gas Co., Inc.	3.2%
Protective Life Corp.	3.1%
AptarGroup, Inc.	3.1%
Arkansas Best Corp.	3.0%
Albany International Corp., Class A	2.9%
BorgWarner, Inc.	2.8%
Teleflex, Inc.	2.8%

***      Ten Largest Holdings represented 33.9% of Portfolio net assets as of April 30, 2006. Holdings are subject to change due to active management.

3

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2006

FUND PERFORMANCE

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares.

“Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns
(For the periods ended April 30, 2006)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Life of Fund
Return Before Taxes	24.76%	12.89%
Return After Taxes on Distributions	23.75%	12.67%
Return After Taxes on Distributions and Sale of Fund Shares	17.27%	11.20%

Returns at Public Offering Price (POP) (Class A)

	One Year	Life of Fund
Return Before Taxes	17.60%	11.30%
Return After Taxes on Distributions	16.64%	11.08%
Return After Taxes on Distributions and Sale of Fund Shares	12.54%	9.79%

Average Annual Total Returns
(For the periods ended April 30, 2006)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Life of Fund
Return Before Taxes	23.92%	12.11%
Return After Taxes on Distributions	22.88%	11.89%
Return After Taxes on Distributions and Sale of Fund Shares	16.74%	10.51%

Returns at Public Offering Price (POP) (Class C)

	One Year	Life of Fund
Return Before Taxes	22.92%	12.11%
Return After Taxes on Distributions	21.88%	11.89%
Return After Taxes on Distributions and Sale of Fund Shares	16.09%	10.51%

Average Annual Total Returns
(For the periods ended April 30, 2006)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Life of Fund
Return Before Taxes	23.94%	12.10%
Return After Taxes on Distributions	22.90%	11.87%
Return After Taxes on Distributions and Sale of Fund Shares	16.76%	10.49%

Returns at Public Offering Price (POP) (Class B)

	One Year	Life of Fund
Return Before Taxes	18.94%	11.76%
Return After Taxes on Distributions	17.90%	11.53%
Return After Taxes on Distributions and Sale of Fund Shares	13.51%	10.19%

Class A, Class B, and Class C of the Fund commenced investment operations on 3/4/02. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not. Absent an allocation of certain expenses to the administrator, the returns would be lower.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated.For performance as of the most recent month-end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 – April 30, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Small-Cap Value Fund

	Beginning Account Value (11/1/05)	Ending Account Value (4/30/06)	Expenses Paid During Period* (11/1/05 – 4/30/06)
Actual
Class A	$1,000.00	$1,132.60	$9.25	**
Class B	$1,000.00	$1,129.00	$13.20	**
Class C	$1,000.00	$1,128.90	$13.20	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.10	$8.75	**
Class B	$1,000.00	$1,012.40	$12.47	**
Class C	$1,000.00	$1,012.40	$12.47	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.75% for Class A shares, 2.50% for Class B shares, and 2.50% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2005. The Example reflects the expenses of both the Fund and the Portfolio.

**  Absent an allocation of certain expenses to the administrator, expenses would be higher.

5

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investment in Tax-Managed Small-Cap Value Portfolio, at value (identified cost, $25,013,012)	$33,059,688
Receivable for Fund shares sold	3,855
Receivable from affiliate	58,642
Total assets	$33,122,185
Liabilities
Payable for Fund shares redeemed	$664,098
Payable to affiliate for distribution and service fees	16,742
Payable to affiliate for Administration fee	4,051
Payable to affiliate for Trustees' fees	15
Accrued expenses	29,762
Total liabilities	$714,668
Net Assets	$32,407,517
Sources of Net Assets
Paid-in capital	$22,119,879
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	2,376,054
Accumulated net investment loss	(135,092)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	8,046,676
Total	$32,407,517
Class A Shares
Net Assets	$16,082,022
Shares Outstanding	1,025,681
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.68
Maximum Offering Price Per Share (100 ÷ 94.25 of $15.68)	$16.64
Class B Shares
Net Assets	$8,011,178
Shares Outstanding	527,140
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.20
Class C Shares
Net Assets	$8,314,317
Shares Outstanding	546,633
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.21
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Dividends allocated from Portfolio	$175,417
Interest allocated from Portfolio	16,309
Expenses allocated from Portfolio	(176,496)
Net investment income from Portfolio	$15,230
Expenses
Administration fee	$23,069
Trustees' fees and expenses	60
Distribution and service fees Class A	19,168
Class B	39,192
Class C	37,853
Registration fees	40,530
Transfer and dividend disbursing agent fees	25,739
Legal and accounting services	9,100
Custodian fee	6,510
Printing and postage	4,159
Miscellaneous	3,584
Total expenses	$208,964
Deduct — Preliminary allocation of Fund expenses to affiliate	$58,642
Total expense reductions	$58,642
Net expenses	$150,322
Net investment loss	$(135,092)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$2,400,314
Net realized gain	$2,400,314
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$1,515,639
Net change in unrealized appreciation (depreciation)	$1,515,639
Net realized and unrealized gain	$3,915,953
Net increase in net assets from operations	$3,780,861

See notes to financial statements

6

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment loss	$(135,092)	$(276,886)
Net realized gain from investment transactions	2,400,314	1,706,801
Net change in unrealized appreciation (depreciation) of investments	1,515,639	1,546,477
Net increase in net assets from operations	$3,780,861	$2,976,392
Distributions to Shareholders — From net realized gain Class A	$(796,154)	$—
Class B	(431,201)	—
Class C	(397,691)	—
Total distributions	$(1,625,046)	$—
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$1,953,625	$3,665,581
Class B	562,790	1,643,624
Class C	1,244,514	2,297,905
Net asset value of shares issued to shareholders in payment of distributions declared Class A	656,068	—
Class B	330,817	—
Class C	285,407	—
Cost of shares redeemed Class A	(2,364,770)	(1,685,652)
Class B	(776,634)	(2,425,388)
Class C	(712,779)	(1,134,719)
Net asset value of shares exchanged Class A	429,832	94,010
Class B	(429,832)	(94,010)
Net increase in net assets from Fund share transactions	$1,179,038	$2,361,351
Net increase in net assets	$3,334,853	$5,337,743
Net Assets
At beginning of period	$29,072,664	$23,734,921
At end of period	$32,407,517	$29,072,664
Accumulated net investment loss included in net assets
At end of period	$(135,092)	$—

See notes to financial statements

7

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2006		Year Ended October 31,			Period Ended
	(Unaudited)		2005	2004	2003	October 31, 2002(2)
Net asset value — Beginning of period	$14.640		$13.010	$11.420	$8.860	$10.000
Income (loss) from operations
Net investment loss(1)	$(0.037)		$(0.087)	$(0.082)	$(0.061)	$(0.046)
Net realized and unrealized gain (loss)	1.895		1.717	1.672	2.621	(1.094)
Total income (loss) from operations	$1.858		$1.630	$1.590	$2.560	$(1.140)
Less distributions
From net realized gain	$(0.818)		$—	$—	$—	$—
Total distributions	$(0.818)		$—	$—	$—	$—
Net asset value — End of period	$15.680		$14.640	$13.010	$11.420	$8.860
Total Return(3)	13.26%		12.53%	13.92%	28.89%	(11.40)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$16,082		$14,303	$10,772	$7,509	$3,105
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.75	%(5)	1.75%	1.75%	1.75%	1.75	%(5)
Net expenses after custodian fee reduction(4)	1.75	%(5)	1.75%	1.75%	1.75%	1.75	%(5)
Net investment loss	(0.50	)%(5)	(0.61)%	(0.67)%	(0.62)%	(0.74	)%(5)
Portfolio Turnover of the Portfolio	11%		24%	12%	21%	5%

†  The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	2.13	%(5)	2.03%	2.10%	2.60%	4.41	%(5)
Expenses after custodian fee reduction(4)	2.13	%(5)	2.03%	2.10%	2.60%	4.41	%(5)
Net investment loss	(0.88	)%(5)	(0.89)%	(1.02)%	(1.47)%	(3.40	)%(5)
Net investment loss per share(1)	$(0.066)		$(0.126)	$(0.125)	$(0.145)	$(0.211)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 4, 2002, to October 31, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

8

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2006		Year Ended October 31,			Period Ended
	(Unaudited)		2005	2004	2003	October 31, 2002(2)
Net asset value — Beginning of period	$14.260		$12.770	$11.290	$8.820	$10.000
Income (loss) from operations
Net investment loss(1)	$(0.091)		$(0.189)	$(0.171)	$(0.132)	$(0.091)
Net realized and unrealized gain (loss)	1.849		1.679	1.651	2.602	(1.089)
Total income (loss) from operations	$1.758		$1.490	$1.480	$2.470	$(1.180)
Less distributions
From net realized gain	$(0.818)		$—	$—	$—	$—
Total distributions	$(0.818)		$—	$—	$—	$—
Net asset value — End of period	$15.200		$14.260	$12.770	$11.290	$8.820
Total Return(3)	12.90%		11.67%	13.11%	28.00%	(11.80)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$8,011		$7,802	$7,784	$5,961	$2,323
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.50	%(5)	2.50%	2.50%	2.50%	2.50	%(5)
Net expenses after custodian fee reduction(4)	2.50	%(5)	2.50%	2.50%	2.50%	2.50	%(5)
Net investment loss	(1.25	)%(5)	(1.36)%	(1.41)%	(1.36)%	(1.47	)%(5)
Portfolio Turnover of the Portfolio	11%		24%	12%	21%	5%

†  The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	2.88	%(5)	2.78%	2.85%	3.35%	5.16	%(5)
Expenses after custodian fee reduction(4)	2.88	%(5)	2.78%	2.85%	3.35%	5.16	%(5)
Net investment loss	(1.63	)%(5)	(1.64)%	(1.76)%	(2.21)%	(4.13	)%(5)
Net investment loss per share(1)	$(0.118)		$(0.227)	$(0.213)	$(0.215)	$(0.256)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 4, 2002, to October 31, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

9

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2006		Year Ended October 31,			Period Ended
	(Unaudited)		2005	2004	2003	October 31, 2002(2)
Net asset value — Beginning of period	$14.270		$12.780	$11.290	$8.820	$10.000
Income (loss) from operations
Net investment loss(1)	$(0.091)		$(0.189)	$(0.171)	$(0.131)	$(0.092)
Net realized and unrealized gain (loss)	1.849		1.679	1.661	2.601	(1.088)
Total income (loss) from operations	$1.758		$1.490	$1.490	$2.470	$(1.180)
Less distributions
From net realized gain	$(0.818)		$—	$—	$—	$—
Total distributions	$(0.818)		$—	$—	$—	$—
Net asset value — End of period	$15.210		$14.270	$12.780	$11.290	$8.820
Total Return(3)	12.89%		11.66%	13.20%	28.00%	(11.80)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$8,314		$6,968	$5,179	$3,870	$1,862
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.50	%(5)	2.50%	2.50%	2.50%	2.50	%(5)
Net expenses after custodian fee reduction(4)	2.50	%(5)	2.50%	2.50%	2.50%	2.50	%(5)
Net investment loss	(1.25	)%(5)	(1.36)%	(1.42)%	(1.35)%	(1.48	)%(5)
Portfolio Turnover of the Portfolio	11%		24%	12%	21%	5%

†  The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	2.88	%(5)	2.78%	2.85%	3.35%	5.16	%(5)
Expenses after custodian fee reduction(4)	2.88	%(5)	2.78%	2.85%	3.35%	5.16	%(5)
Net investment loss	(1.63	)%(5)	(1.64)%	(1.77)%	(2.20)%	(4.15	)%(5)
Net investment loss per share(1)	$(0.119)		$(0.228)	$(0.213)	$(0.213)	$(0.258)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 4, 2002, to October 31, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

10

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Tax-Managed Small-Cap Value Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (57.6% at April 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio(s), less all actual and accrued expenses of the Fund.

C  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest all distributions in additional shares of the same class of the Fund at the net asset value as of the close of business on the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	129,900	260,833
Issued to shareholders electing to receive payment of distribution in Fund shares	46,072	—
Redemptions	(155,200)	(118,493)
Exchanges from Class B shares	28,189	6,518
Net increase	48,961	148,858
Class B	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	38,745	118,925
Issued to shareholders electing to receive payment of distribution in Fund shares	23,920	—
Redemptions	(53,442)	(174,916)
Exchanges to Class A shares	(29,012)	(6,667)
Net decrease	(19,789)	(62,658)

Class C	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	86,857	164,905
Issued to shareholders electing to receive payment of distribution in Fund shares	20,622	—
Redemptions	(49,049)	(81,963)
Net increase	58,430	82,942

4  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% (annualized) per annum of average daily net assets of the Fund. For the six months ended April 30, 2006, the administration fee amounted to $23,069. Pursuant to a voluntary expense reimbursement, EVM was allocated $58,642 of the Fund's operating expenses for the six months ended April 30, 2006. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. (See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.) EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2006, EVM earned $1,570 in sub-transfer agent fees.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2006, no significant amounts have been deferred.

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $4,545 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2006.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

12

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2006 amounted to $19,168 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. Distribution fees paid or accrued for the six months ended April 30, 2006 amounted to $29,394 and $28,390 for Class B and Class C shares, respectively. At April 30, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $156,000 and $353,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2006 amounted to $9,798, and $9,463, for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $8,000 and $100 of CDSC paid by shareholders of Class B shares and Class C shares, respectively, for the six months ended April 30, 2006. EVD did not receive any CDSC for Class A shares for the six months ended April 30, 2006.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $4,187,752 and $4,197,075 respectively, for the six months ended April 30, 2006.

13

Tax-Managed Small-Cap Value Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.2%
Security	Shares	Value
Auto Components — 2.8%
BorgWarner, Inc.	26,500	$1,609,345
		$1,609,345
Chemicals — 2.6%
RPM International, Inc.	82,500	$1,518,000
		$1,518,000
Commercial Services & Supplies — 1.1%
Labor Ready, Inc.(1)	23,000	$607,890
		$607,890
Communications Equipment — 5.6%
Bel Fuse, Inc. Class B	30,400	$1,007,456
Belden CDT, Inc.	70,500	2,206,650
		$3,214,106
Construction & Engineering — 1.9%
Granite Construction, Inc.	24,000	$1,112,640
		$1,112,640
Construction Materials — 1.5%
Lafarge North America, Inc.	10,100	$861,530
		$861,530
Containers & Packaging — 3.1%
AptarGroup, Inc.	34,000	$1,781,940
		$1,781,940
Electrical Equipment — 2.1%
A.O. Smith Corp.	25,000	$1,185,500
		$1,185,500
Electronic Equipment & Instruments — 1.7%
Technitrol, Inc.	38,000	$951,520
		$951,520

Security	Shares	Value
Energy Equipment & Services — 9.5%
Bristow Group, Inc.(1)	28,500	$1,022,580
Grey Wolf, Inc.(1)	126,400	985,920
Maverick Tube Corp.(1)	52,900	2,878,818
Pioneer Drilling Co.(1)	34,500	559,245
		$5,446,563
Food & Staples Retailing — 5.7%
BJ's Wholesale Club, Inc.(1)	45,000	$1,377,900
Nash Finch Co.	26,600	614,460
Performance Food Group Co.(1)	26,900	825,830
SUPERVALU, Inc.	16,500	478,665
		$3,296,855
Gas Utilities — 5.7%
Piedmont Natural Gas Co., Inc.	74,000	$1,815,220
Questar Corp.	18,000	1,440,900
		$3,256,120
Health Care Equipment & Supplies — 6.0%
CONMED Corp.(1)	44,000	$959,640
PolyMedica Corp.	25,600	1,057,536
West Pharmaceutical Services, Inc.	40,500	1,442,610
		$3,459,786
Health Care Providers & Services — 2.6%
Owens & Minor, Inc.	47,500	$1,513,825
		$1,513,825
Hotels, Restaurants & Leisure — 4.0%
Applebee's International, Inc.	28,500	$661,485
CBRL Group, Inc.	13,800	561,798
Landry's Restaurants, Inc.	30,700	1,088,929
		$2,312,212
Household Durables — 1.5%
Tupperware Corp.	40,000	$844,000
		$844,000
Household Products — 4.2%
Church & Dwight Co., Inc.	65,000	$2,383,550
		$2,383,550

See notes to financial statements

14

Tax-Managed Small-Cap Value Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Industrial Conglomerates — 2.8%
Teleflex, Inc.	24,500	$1,598,380
		$1,598,380
Insurance — 6.3%
IPC Holdings Ltd.	29,100	$776,097
Protective Life Corp.	35,500	1,789,200
Scottish Re Group Ltd.	46,000	1,068,580
		$3,633,877
Leisure Equipment & Products — 2.6%
RC2 Corp.(1)	38,500	$1,522,290
		$1,522,290
Machinery — 4.3%
Albany International Corp., Class A	43,000	$1,681,300
CLARCOR, Inc.	22,000	770,000
		$2,451,300
Oil, Gas & Consumable Fuels — 5.4%
Cimarex Energy Co.	14,500	$622,775
Newfield Exploration Co.(1)	23,200	1,034,720
OMI Corp.	31,500	607,320
Remington Oil and Gas Corp.(1)	19,300	841,673
		$3,106,488
Personal Products — 2.9%
Chattem, Inc.(1)	15,000	$540,450
Prestige Brands Holdings, Inc.(1)	92,000	1,125,160
		$1,665,610
Pharmaceuticals — 0.6%
Aspreva Pharmaceuticals Corp.(1)	9,600	$326,400
		$326,400
Road & Rail — 4.0%
Arkansas Best Corp.	40,500	$1,738,260
YRC Worldwide, Inc.(1)	12,800	537,600
		$2,275,860

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 1.1%
International Rectifier Corp.(1)	14,200	$641,840
		$641,840
Specialty Retail — 1.6%
Claire's Stores, Inc.	26,800	$943,896
		$943,896
Total Common Stocks (identified cost $35,838,367)		$53,521,323
Total Investments — 93.2% (identified cost $35,838,367)		$53,521,323
Other Assets, Less Liabilities — 6.8%		$3,895,176
Net Assets — 100.0%		$57,416,499

(1)  Non-income producing security.

See notes to financial statements

15

Tax-Managed Small-Cap Value Portfolio as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investments, at value (identified cost, $35,838,367)	$53,521,323
Cash	4,213,817
Dividends and interest receivable	53,312
Total assets	$57,788,452
Liabilities
Payable for investments purchased	$296,827
Payable to affiliate for investment advisory fees	47,466
Payable to affiliate for Trustees' fees	593
Accrued expenses	27,067
Total liabilities	$371,953
Net Assets applicable to investors' interest in Portfolio	$57,416,499
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$39,733,543
Net unrealized appreciation (computed on the basis of identified cost)	17,682,956
Total	$57,416,499

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Dividends	$305,253
Interest	28,358
Total investment income	$333,611
Expenses
Investment adviser fee	$270,071
Trustees' fees and expenses	3,593
Custodian fee	19,091
Legal and accounting services	12,701
Miscellaneous	1,654
Total expenses	$307,110
Net investment income	$26,501
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$4,185,830
Net realized gain	$4,185,830
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$2,632,732
Net change in unrealized appreciation (depreciation)	$2,632,732
Net realized and unrealized gain	$6,818,562
Net increase in net assets from operations	$6,845,063

See notes to financial statements

16

Tax-Managed Small-Cap Value Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment income (loss)	$26,501	$(2,528)
Net realized gain from investment transactions	4,185,830	4,166,726
Net change in unrealized appreciation (depreciation) of investments	2,632,732	2,782,379
Net increase in net assets from operations	$6,845,063	$6,946,577
Capital transactions — Contributions	$4,187,752	$7,616,139
Withdrawals	(4,407,215)	(16,997,334)
Net decrease in net assets from capital transactions	$(219,463)	$(9,381,195)
Net increase (decrease) in net assets	$6,625,600	$(2,434,618)
Net Assets
At beginning of period	$50,790,899	$53,225,517
At end of period	$57,416,499	$50,790,899

See notes to financial statements

17

Tax-Managed Small-Cap Value Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2006		Year Ended October 31,				Period Ended
	(Unaudited)		2005		2004	2003	October 31, 2002(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	1.15	%(2)	1.15%		1.14%	1.18%	1.77	%(2)
Expenses after custodian fee reduction	1.15	%(2)	1.15%		1.14%	1.18%	1.77	%(2)
Net investment income (loss)	0.10	%(2)	(0.00	)%(3)	(0.06)%	(0.04)%	(0.74	)%(2)
Portfolio Turnover	11%		24%		12%	21%	5%
Total Return(4)	13.59%		13.20%		14.62%	29.62%	(11.41)%
Net assets, end of period (000's omitted)	$57,416		$50,791		$53,226	$41,903	$17,340

(1)  For the period from the start of business, March 1, 2002, to October 31, 2002.

(2)  Annualized.

(3)  Amounts to less than (0.01)%.

(4)  Total return is not computed on an annualized basis.

See notes to financial statements

18

Tax-Managed Small-Cap Value Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Small-Cap Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value stocks of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2006, the Eaton Vance Tax-Managed Small-Cap Value Fund and the Eaton Vance Tax Managed Equity Asset Allocation Fund held 57.6% and 42.1% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the accrual basis.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Financial Futures Contract — Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's

19

Tax-Managed Small-Cap Value Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

F  Securities Sold Short — The Portfolio may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of sale a right to obtain securities equivalent in kind and amount to the securities sold and provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale). The Portfolio may sell short securities representing an index or basket of securities whose constituents the Portfolio holds in whole or in part. A short sale of an index or basket security will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Portfolio.

The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security sold short rises instead of falls) is offset by the increase in value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. The Portfolio expects normally to close its covered short sales by delivering newly-acquired stock.

Exposure to loss on an index or basket security sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or basket security sold short are not held by the Portfolio. Such losses may be substantial.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

I  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

20

Tax-Managed Small-Cap Value Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 1.00% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2006, the advisory fee amounted to $270,071. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Fox Asset Management LLC (Fox), a majority-owned subsidiary of EVM. BMR pays Fox a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.75% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $5,633,735 and $9,265,060, respectively, for the six months ended April 30, 2006.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate Cost	$35,838,367
Gross unrealized appreciation	$17,959,516
Gross unrealized depreciation	(276,560)
Net unrealized appreciation	$17,682,956

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2006.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the six months ended April 30, 2006.

21

Eaton Vance Tax-Managed Small-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the

22

Eaton Vance Tax-Managed Small-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed Small-Cap Value Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Tax-Managed Small-Cap Value Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), and the sub-advisory agreement with Fox Asset Management LLC (the "Sub-adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the respective agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreements of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities include supervising the Sub-adviser. The Board specifically noted the Adviser's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Portfolio in the complex by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing equity portfolios, as well as recent changes in personnel.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement, respectively.

23

Eaton Vance Tax-Managed Small-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2005 for the Fund. The Board noted that action was being taken to improve the performance of the Fund, including changes in personnel primarily responsible for managing the Fund, and concluded that it was appropriate to allow reasonable time to evaluate the effectiveness of this action.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fees, payable by the Portfolio and the Fund (referred to collectively as "management fees").

As part of its review, the Board considered the management fees, including administrative fees, and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund. The Board also noted the small size of the Fund relative to other similarly managed funds.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Portfolio, the Fund and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to continue to share such benefits equitably.

24

Eaton Vance Tax-Managed Small-Cap Value Fund

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Small-Cap Value Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Kevin S. Dyer
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Cliff Quisenberry, Jr.
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Barbara Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

25

Eaton Vance Tax-Managed Small-Cap Value Fund

INVESTMENT MANAGEMENT CONT'D

Tax-Managed Small-Cap Value Portfolio

Officers
James B. Hawkes
President and Trustee
Thomas E. Faust Jr.
Vice President
Gregory R. Greene
Vice President and Co-Portfolio Manager
J. Bradley Ohlmuller
Vice President
George C. Pierides
Vice President and Co-Portfolio Manager
Michelle A. Green
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H Reamer Lynn A. Stout Ralph F. Verni

26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Small-Cap Value Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Tax-Managed Small-Cap Value Portfolio
Fox Asset Management LLC

331 Newman Springs Road
Red Bank, NJ 07701

Administrator of Eaton Vance Tax-Managed Small-Cap Value Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Small-Cap Value Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1300-6/06    TMSCVSRC

Semiannual Report April 30, 2006

EATON VANCE
TAX-MANAGED
VALUE
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio will (if applicable) file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Value Fund as of April 30, 2006

INVESTMENT UPDATE

Michael R. Mach, CFA
Portfolio Manager

The Fund

Performance for the Past Six Months

•                     For the six months ended April 30, 2006, the Fund’s Class A shares had a total return of 13.60%. This return was the result of an increase in net asset value (NAV) per share to $17.93 on April 30, 2006, from $15.92 on October 31, 2005, plus the reinvestment of $0.144 per share in dividend income.(1)

•                     The Fund’s Class B shares had a total return of 13.11% for the same period, the result of an increase in NAV per share to $16.90 from $14.97, plus the reinvestment of $0.031 per share in dividend income.(1)

•                     The Fund’s Class C shares had a total return of 13.12% for the same period, the result of an increase in NAV per share to $17.35 from $15.37, plus the reinvestment of $0.035 per share in dividend income.(1)

•                     For comparison, the Fund’s benchmark, the Russell 1000 Value Index — a broad-based, unmanaged index of value stocks — had a total return of 12.85% during the period.(2)

See pages 3 and 4 for more performance information, including after-tax returns.

Management Discussion

•                     For the six months ended April 30, 2006, Eaton Vance Tax-Managed Value Fund’s (the “Fund”) performance exceeded that of its primary benchmark, the Russell 1000 Value Index.2 The Fund currently invests its assets in a separate registered investment company, Tax-Managed Value Portfolio (the “Portfolio”), with the same objective and policies as the Fund.

•                     During the period, the Fund’s performance benefited from the ongoing U.S. economic expansion. In recent months, investor angst over rising interest rates and record-level energy prices was offset by resilient consumer spending and healthy growth of corporate profits. Double-digit growth in dividend payouts and share buybacks, coupled with continued strength in merger and acquisition activity, provided additional support for equities.

•                     Over the past six months, stock selection was a key driver of the Fund’s performance. Stocks making meaningful positive contributions to the latest sixmonth performance included the Portfolio’s holdings in the industrial, materials, and energy sectors. The Portfolio’s industrial holdings of leading transportation, machinery, and defense stocks all made strong  contributions to recent returns. Several of the Portfolio’s holdings in the materials and energy sectors also saw their share prices advance as demand and pricing for commodities, such as coal, copper, oil and natural gas, all moved higher.

•                     Limiting the Fund’s relative performance over the past six months were Portfolio holdings of utility, consumer staples, and telecommunications services stocks. While Portfolio holdings in each of these sectors eked out modest gains, the gains lagged those of comparable sector holdings of the Russell 1000 Value Index.(2)

•                     Throughout the Fund’s history, we believe the engines most responsible for driving the Fund’s performance have been its well-defined investment philosophy, its disciplined investment process, and its ability to take advantage of the insights generated by Eaton Vance’s stable, seasoned team of equity research analysts. Over the past five-year and Life of Fund (12/27/99) periods, the 7.32% and 10.12% respective annualized returns of the Fund’s Class A shares1 have been ahead of the 7.30% annualized five-year and 6.65% annualized Life of Fund returns generated by the Russell 1000 Value Index.(2)

•                     In closing, I would like to thank you, my fellow shareholders, for your continued confidence and participation in the Fund.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)          These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower.

(2)          It is not possible to invest directly in an Index. The Index’s total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The 6.65% Russell 1000 Value Index return cited is from 12/31/99 to 4/30/06 because the Index’s returns are available only at month-end.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance Tax-Managed Value Fund as of April 30, 2006

FUND PERFORMANCE

Performance *	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	22.70%	21.73%	21.76%
Five Years	7.32%	6.51%	6.50%
Life of Fund†	10.12%	8.82%	9.29%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	15.64%	16.73%	20.76%
Five Years	6.06%	6.19%	6.50%
Life of Fund†	9.09%	8.82%	9.29%

†                     Inception Dates — Class A: 12/27/99; Class B: 1/18/00; Class C: 1/24/00

*                    Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

Top Ten Holdings**

By net assets

Occidental Petroleum Corp.	2.30%
Citigroup Inc.	2.24%
Bank of America Corp.	2.24%
JP Morgan Chase & Co.	2.24%
Goldman Sachs, Inc.	2.15%
Wells Fargo & Co.	2.15%
Transocean, Inc.	2.00%
Exxon Mobil Corp.	1.98%
Altria Group, Inc.	1.97%
Wyeth AG	1.96%

**             Top Ten Holdings represented 21.23% of Portfolio net assets as of April 30, 2006. Holdings are subject to change due to active management.

Common Stock Investments by Sector***

By net assets

***      Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

3

Eaton Vance Tax-Managed Value Fund as of April 30, 2006

FUND PERFORMANCE

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares.

“Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns
(For the periods ended April 30, 2006)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	22.70%	7.32%	10.12%
Return After Taxes on Distributions	22.54%	7.23%	10.04%
Return After Taxes on Distributions and Sale of Fund Shares	14.94%	6.33%	8.87%

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	15.64%	6.06%	9.09%
Return After Taxes on Distributions	15.49%	5.97%	9.02%
Return After Taxes on Distributions and Sale of Fund Shares	10.34%	5.21%	7.95%

Average Annual Total Returns
(For the periods ended April 30, 2006)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	21.76%	6.50%	9.29%
Return After Taxes on Distributions	21.72%	6.48%	9.29%
Return After Taxes on Distributions and Sale of Fund Shares	14.19%	5.62%	8.15%

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	20.76%	6.50%	9.29%
Return After Taxes on Distributions	20.72%	6.48%	9.29%
Return After Taxes on Distributions and Sale of Fund Shares	13.54%	5.62%	8.15%

Average Annual Total Returns
(For the periods ended April 30, 2006)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	21.73%	6.51%	8.82%
Return After Taxes on Distributions	21.70%	6.48%	8.81%
Return After Taxes on Distributions and Sale of Fund Shares	14.17%	5.62%	7.72%

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	16.73%	6.19%	8.82%
Return After Taxes on Distributions	16.70%	6.17%	8.81%
Return After Taxes on Distributions and Sale of Fund Shares	10.92%	5.35%	7.72%

Class A, Class B, and Class C of the Fund commenced investment operations on 12/27/99, 1/18/00, and 1/24/00, respectively. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance  as of the most recent month-end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Value Fund as of April 30, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 – April 30, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Value Fund

	Beginning Account Value (11/1/05)	Ending Account Value (4/30/06)	Expenses Paid During Period* (11/1/05 – 4/30/06)
Actual
Class A	$1,000.00	$1,136.00	$6.25
Class B	$1,000.00	$1,131.10	$10.20
Class C	$1,000.00	$1,131.30	$10.20
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$5.91
Class B	$1,000.00	$1,015.20	$9.64
Class C	$1,000.00	$1,015.20	$9.64

* Expenses are equal to the Fund's annualized expense ratio of 1.18% for Class A shares, 1.93% for Class B shares, and 1.93% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2005. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance Tax-Managed Value Fund as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investment in Tax-Managed Value Portfolio, at value (identified cost, $663,511,911)	$1,000,197,101
Receivable for Fund shares sold	2,727,640
Total assets	$1,002,924,741
Liabilities
Payable for Fund shares redeemed	$3,206,302
Payable to affiliate for distribution and service fees	530,409
Payable to affiliate for administration fees	120,899
Payable to affiliate for Trustees' fees	293
Accrued expenses	209,989
Total liabilities	$4,067,892
Net Assets	$998,856,849
Sources of Net Assets
Paid-in capital	$719,636,016
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(59,194,571)
Undistributed net investment income	1,730,214
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	336,685,190
Total	$998,856,849
Class A Shares
Net Assets	$457,934,540
Shares Outstanding	25,543,931
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.93
Maximum Offering Price Per Share (100 ÷ 94.25 of $17.93)	$19.02
Class B Shares
Net Assets	$256,458,320
Shares Outstanding	15,171,274
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.90
Class C Shares
Net Assets	$284,463,989
Shares Outstanding	16,392,334
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.35
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $78,700)	$10,753,907
Interest allocated from Portfolio	464,002
Security lending income allocated from Portfolio, net	19,516
Expenses allocated from Portfolio	(3,099,087)
Net investment income from Portfolio	$8,138,338
Expenses
Administration fee	$689,291
Trustees' fees and expenses	1,740
Distribution and service fees Class A	507,631
Class B	1,243,095
Class C	1,321,656
Transfer and dividend disbursing agent fees	379,680
Printing and postage	54,428
Registration fees	29,932
Custodian fee	17,739
Legal and accounting services	15,399
Miscellaneous	6,197
Total expenses	$4,266,788
Net investment income	$3,871,550
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$22,871,173
Foreign currency transactions	4,695
Net realized gain	$22,875,868
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$88,520,290
Foreign currency	8,416
Net change in unrealized appreciation (depreciation)	$88,528,706
Net realized and unrealized gain	$111,404,574
Net increase in net assets from operations	$115,276,124

See notes to financial statements

6

Eaton Vance Tax-Managed Value Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment income	$3,871,550	$3,360,205
Net realized gain from investment and foreign currency transactions	22,875,868	22,746,255
Net change in unrealized appreciation (depreciation) from investments and foreign currency	88,528,706	79,616,323
Net increase in net assets from operations	$115,276,124	$105,722,783
Distributions to shareholders — From net investment income Class A	$(3,358,252)	$(2,671,322)
Class B	(487,483)	(688,214)
Class C	(561,668)	(526,497)
Total distributions to shareholders	$(4,407,403)	$(3,886,033)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$65,861,275	$97,121,961
Class B	8,026,014	17,784,025
Class C	19,467,199	32,104,482
Net asset value of shares issued to shareholders in payment of distributions declared Class A	2,773,536	2,220,656
Class B	362,257	515,875
Class C	390,508	362,191
Cost of shares redeemed Class A	(27,579,616)	(49,235,244)
Class B	(16,665,761)	(34,766,581)
Class C	(14,158,414)	(32,184,572)
Net asset value of shares exchanged Class A	5,008,507	3,151,851
Class B	(5,008,507)	(3,151,851)
Net increase in net assets from Fund share transactions	$38,476,998	$33,922,793
Net increase in net assets	$149,345,719	$135,759,543
Net Assets
At beginning of period	$849,511,130	$713,751,587
At end of period	$998,856,849	$849,511,130
Undistributed net investment income included in net assets
At end of period	$1,730,214	$2,266,067

See notes to financial statements

7

Eaton Vance Tax-Managed Value Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net asset value — Beginning of period	$15.920		$13.950	$12.460	$10.770	$11.770	$12.150
Income (loss) from operations
Net investment income	$0.102		$0.122	$0.135	$0.101	$0.051	$0.012
Net realized and unrealized gain (loss)	2.052		1.984	1.471	1.594	(1.051)	(0.392)
Total income (loss) from operations	$2.154		$2.106	$1.606	$1.695	$(1.000)	$(0.380)
Less distributions
From net investment income	$(0.144)		$(0.136)	$(0.116)	$(0.005)	$—	$—
Total distributions	$(0.144)		$(0.136)	$(0.116)	$(0.005)	$—	$—
Net asset value — End of period	$17.930		$15.920	$13.950	$12.460	$10.770	$11.770
Total Return(1)	13.60%		15.17%	12.96%	15.74%	(8.50)%	(3.13)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$457,935		$363,527	$269,908	$211,918	$181,588	$152,849
Ratios (As a percentage of average daily net assets):
Expenses(2)	1.18	%(3)†	1.21%†	1.22%	1.27%	1.26%	1.29%
Expenses after custodian fee reduction(2)	1.18	%(3)†	1.21%†	1.22%	1.27%	1.26%	1.29%
Net investment income	1.25	%(3)†	0.86%†	1.03%	0.91%	0.44%	0.17%
Portfolio Turnover of the Portfolio	15%		40%	44%	76%	213%	45	%(4)
Portfolio Turnover of the Fund(5)	—		—	—	—	—	83%

†  The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have changed by less than 0.005%.

(1)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(2)  Includes the Fund's share of the Portfolio's allocated expenses.

(3)  Annualized.

(4)  For the period from the commencement of the Portfolio's operations, July 23, 2001, to October 31, 2001.

(5)  Represents the rate of portfolio activity for the period during which the fund was making investments directly in securities.

See notes to financial statements

8

Eaton Vance Tax-Managed Value Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net asset value — Beginning of period	$14.970		$13.130	$11.740	$10.220	$11.250	$11.710
Income (loss) from operations
Net investment income (loss)	$0.041		$0.018	$0.035	$0.017	$(0.034)	$(0.039)
Net realized and unrealized gain (loss)	1.920		1.862	1.384	1.503	(0.996)	(0.421)
Total income (loss) from operations	$1.961		$1.880	$1.419	$1.520	$(1.030)	$(0.460)
Less distributions
From net investment income	$(0.031)		$(0.040)	$(0.029)	$—	$—	$—
Total distributions	$(0.031)		$(0.040)	$(0.029)	$—	$—	$—
Net asset value — End of period	$16.900		$14.970	$13.130	$11.740	$10.220	$11.250
Total Return(1)	13.11%		14.34%	12.10%	14.87%	(9.16)%	(3.93)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$256,458		$239,392	$227,778	$203,665	$174,951	$147,570
Ratios (As a percentage of average daily net assets):
Expenses(2)	1.93	%(3)†	1.96%†	1.97%	2.02%	2.01%	2.04%
Expenses after custodian fee reduction(2)	1.93	%(3)†	1.96%†	1.97%	2.02%	2.01%	2.04%
Net investment income (loss)	0.52	%(3)†	0.13%†	0.29%	0.16%	(0.31)%	(0.59)%
Portfolio Turnover of the Portfolio	15%		40%	44%	76%	213%	45	%(4)
Portfolio Turnover of the Fund(5)	—		—	—	—	—	83%

†  The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have changed by less than 0.005%

(1)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(2)  Includes the Fund's share of the Portfolio's allocated expenses.

(3)  Annualized.

(4)  For the period from the commencement of the Portfolio's operations, July 23, 2001, to October 31, 2001.

(5)  Represents the rate of portfolio activity for the period during which the fund was making investments directly in securities.

See notes to financial statements

9

Eaton Vance Tax-Managed Value Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net asset value — Beginning of period	$15.370		$13.470	$12.050	$10.490	$11.550	$12.020
Income (loss) from operations
Net investment income (loss)	$0.042		$0.018	$0.038	$0.018	$(0.034)	$(0.041)
Net realized and unrealized gain (loss)	1.973		1.915	1.412	1.542	(1.026)	(0.429)
Total income (loss) from operations	$2.015		$1.933	$1.450	$1.560	$(1.060)	$(0.470)
Less distributions
From net investment income	$(0.035)		$(0.033)	$(0.030)	$—	$—	$—
Total distributions	$(0.035)		$(0.033)	$(0.030)	$—	$—	$—
Net asset value — End of period	$17.350		$15.370	$13.470	$12.050	$10.490	$11.550
Total Return(1)	13.12%		14.37%	12.05%	14.87%	(9.18)%	(3.91)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$284,464		$246,593	$216,066	$197,385	$173,306	$139,653
Ratios (As a percentage of average daily net assets):
Expenses(2)	1.93	%(3)†	1.96%†	1.97%	2.02%	2.01%	2.04%
Expenses after custodian fee reduction(2)	1.93	%(3)†	1.96%†	1.97%	2.02%	2.01%	2.04%
Net investment income (loss)	0.51	%(3)†	0.12%†	0.29%	0.16%	(0.31)%	(0.59)%
Portfolio Turnover of the Portfolio	15%		40%	44%	76%	213%	45	%(4)
Portfolio Turnover of the Fund(5)	—		—	—	—	—	83%

†  The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have changed by less than 0.005%

(1)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(2)  Includes the Fund's share of the Portfolio's allocated expenses.

(3)  Annualized.

(4)  For the period from the commencement of the Portfolio's operations, July 23, 2001, to October 31, 2001.

(5)  Represents the rate of portfolio activity for the period during which the fund was making investments directly in securities.

See notes to financial statements

10

Eaton Vance Tax-Managed Value Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Tax-Managed Value Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (89.6% at April 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio(s), less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $81,033,399 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2010.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

11

Eaton Vance Tax-Managed Value Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

I  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest all distributions in shares of the Fund of the same class at the net asset value as of the close of business on the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	3,873,455	6,335,776
Issued to shareholders electing to receive payments of distributions in Fund shares	167,282	150,052
Redemptions	(1,617,854)	(3,228,847)
Exchange from Class B shares	290,788	204,339
Net increase	2,713,671	3,461,320

Class B	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	502,391	1,246,568
Issued to shareholders electing to receive payments of distributions in Fund shares	23,103	36,848
Redemptions	(1,037,726)	(2,423,386)
Exchange to Class A shares	(308,255)	(216,665)
Net decrease	(820,487)	(1,356,635)
Class C	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	1,186,916	2,179,673
Issued to shareholders electing to receive payments of distributions in Fund shares	24,270	25,205
Redemptions	(862,333)	(2,189,056)
Net increase	348,853	15,822

4  Transactions with Affiliates

The administrative fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund. For the six months ended April 30, 2006, the administration fee amounted to $689,291. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administrative fees earned by EVM and BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $76,263 as its portion of the sales charge on sales of Class A for the six months ended April 30, 2006.

EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For

12

Eaton Vance Tax-Managed Value Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the six months ended April 30, 2006, EVM earned $25,668 in sub-transfer agent fees from the Fund.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2006 amounted to $507,631 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $932,321 and $991,242 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2006, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At April 30, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $4,000,000 and $20,000,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2006 amounted to $310,774, and $330,414, for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC received on Class B and Class C redemptions when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $2,000, $171,000 and $6,000 of CDSC paid by shareholders for Class A, Class B shares and Class C shares, respectively for the six months ended April 30, 2006.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $97,373,281 and $66,294,042 respectively, for the six months ended April 30, 2006.

13

Tax-Managed Value Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 2.4%
General Dynamics Corp.	200,000	$13,124,000
Northrop Grumman Corp.	200,000	13,380,000
		$26,504,000
Air Freight & Logistics — 0.8%
FedEx Corp.	75,000	$8,634,750
		$8,634,750
Auto Components — 0.7%
BorgWarner, Inc.	125,000	$7,591,250
		$7,591,250
Capital Markets — 6.1%
Franklin Resources, Inc.	50,000	$4,656,000
Goldman Sachs Group, Inc.	150,000	24,043,500
Lehman Brothers Holdings, Inc.	135,000	20,405,250
Merrill Lynch & Co., Inc.	250,000	19,065,000
		$68,169,750
Chemicals — 1.2%
Air Products and Chemicals, Inc.	190,000	$13,018,800
		$13,018,800
Commercial Banks — 8.1%
Bank of America Corp.	500,000	$24,960,000
Marshall & Ilsley Corp.	125,000	5,715,000
TCF Financial Corp.(1)	300,000	8,058,000
U.S. Bancorp	200,000	6,288,000
Wachovia Corp.(1)	350,000	20,947,500
Wells Fargo & Co.	350,000	24,041,500
		$90,010,000
Communications Equipment — 0.7%
Nokia Oyj ADR	350,000	$7,931,000
		$7,931,000
Computer Peripherals — 3.9%
Hewlett-Packard Co.	500,000	$16,235,000
International Business Machines Corp.	250,000	20,585,000

Security	Shares	Value
Computer Peripherals (continued)
NCR Corp.(2)	160,000	$6,304,000
		$43,124,000
Diversified Financial Services — 4.5%
Citigroup, Inc.	500,000	$24,975,000
J.P.Morgan Chase & Co.(1)	550,000	24,959,000
		$49,934,000
Diversified Telecommunication Services — 3.0%
AT&T, Inc.(1)	600,000	$15,726,000
Verizon Communications, Inc.	550,000	18,166,500
		$33,892,500
Electric Utilities — 4.3%
Entergy Corp.	200,000	$13,988,000
Exelon Corp.	400,000	21,600,000
FPL Group, Inc.(1)	325,000	12,870,000
		$48,458,000
Energy Equipment & Services — 2.8%
GlobalSantaFe Corp.	150,000	$9,181,500
Transocean, Inc.(2)	275,000	22,294,250
		$31,475,750
Food & Staples Retailing — 1.3%
Safeway, Inc.(1)	350,000	$8,795,500
Wal-Mart Stores, Inc.(1)	125,000	5,628,750
		$14,424,250
Food Products — 1.6%
Nestle SA(3)	60,000	$18,240,620
		$18,240,620
Health Care Providers & Services — 0.6%
WellPoint, Inc.(2)	100,000	$7,100,000
		$7,100,000
Hotels, Restaurants & Leisure — 0.9%
McDonald's Corp.	300,000	$10,371,000
		$10,371,000

See notes to financial statements

14

Tax-Managed Value Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Household Durables — 0.7%
Lennar Corp., Class A	150,000	$8,239,500
		$8,239,500
Household Products — 1.2%
Kimberly-Clark Corp.	225,000	$13,169,250
		$13,169,250
Insurance — 6.7%
ACE, Ltd.(3)	225,000	$12,496,500
Allstate Corp.	100,000	5,649,000
American International Group, Inc.	300,000	19,575,000
Axis Capital Holdings, Ltd.(3)	250,000	7,455,000
Hartford Financial Services Group, Inc.	200,000	18,386,000
MetLife, Inc.	100,000	5,210,000
Progressive Corp.	50,000	5,426,500
		$74,198,000
Life Sciences Tools & Services — 1.4%
Fisher Scientific International, Inc.(1)(2)	225,000	$15,873,750
		$15,873,750
Machinery — 3.6%
Caterpillar, Inc.	200,000	$15,148,000
Deere & Co.(1)	200,000	17,556,000
Eaton Corp.	100,000	7,665,000
		$40,369,000
Media — 2.5%
Time Warner, Inc.	950,000	$16,530,000
Walt Disney Co.	425,000	11,883,000
		$28,413,000
Metals & Mining — 2.3%
Alcoa, Inc.	325,000	$10,978,500
Phelps Dodge Corp.	170,000	14,652,300
		$25,630,800
Multiline Retail — 2.0%
J.C. Penney Company, Inc.	275,000	$18,001,500
Target Corp.	75,000	3,982,500
		$21,984,000

Security	Shares	Value
Multi-Utilities — 1.7%
Dominion Resources, Inc.(1)	250,000	$18,717,500
		$18,717,500
Oil, Gas & Consumable Fuels — 13.2%
Apache Corp.	200,000	$14,210,000
Chevron Corp.	300,000	18,306,000
ConocoPhillips	300,000	20,070,000
Exxon Mobil Corp.	350,000	22,078,000
Marathon Oil Corp.	150,000	11,904,000
Occidental Petroleum Corp.	250,000	25,685,000
Peabody Energy Corp.	300,000	19,158,000
Valero Energy Corp.	250,000	16,185,000
		$147,596,000
Paper and Forest Products — 1.3%
Weyerhaeuser Co.(1)	200,000	$14,094,000
		$14,094,000
Pharmaceuticals — 6.1%
Abbott Laboratories	200,000	$8,548,000
Johnson & Johnson	250,000	14,652,500
Pfizer, Inc.	350,000	8,865,500
Sanofi-Aventis ADR	300,000	14,112,000
Wyeth	450,000	21,901,500
		$68,079,500
Real Estate Investment Trusts (REITs) — 2.4%
AMB Property Corp.	110,000	$5,498,900
AvalonBay Communities, Inc.	100,000	10,770,000
General Growth Properties, Inc.	100,000	4,695,000
Public Storage, Inc.	75,000	5,766,000
		$26,729,900
Road & Rail — 1.8%
Burlington Northern Santa Fe Corp.	250,000	$19,882,500
		$19,882,500
Semiconductors & Semiconductor Equipment — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	500,000	$5,240,000
		$5,240,000

See notes to financial statements

15

Tax-Managed Value Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Specialty Retail — 1.9%
Home Depot, Inc.	450,000	$17,968,500
TJX Companies, Inc.	150,000	3,619,500
		$21,588,000
Thrifts & Mortgage Finance — 3.4%
Countrywide Financial Corp.	500,000	$20,330,000
Washington Mutual, Inc.	400,000	18,024,000
		$38,354,000
Tobacco — 2.0%
Altria Group, Inc.	300,000	$21,948,000
		$21,948,000
Wireless Telecommunication Services — 1.4%
Alltel Corp.(1)	250,000	$16,092,500
		$16,092,500
Total Common Stocks (identified cost $734,677,465)		$1,105,078,870

Short-Term Investments — 8.8%

Security	Principal Amount (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 4.81%(4)	81,579	$81,579,368
General Electric Capital Corp., Commercial Paper, 4.84%, 5/1/06	14,216	14,215,999
Investors Bank and Trust Company Time Deposit, 4.86%, 5/1/06	2,000	2,000,000
Total Short-Term Investments (at amortized cost, $97,795,367)		$97,795,367
Total Investments — 107.8% (identified cost $832,472,832)		$1,202,874,237
Other Assets, Less Liabilities — (7.8)%		$(86,818,436)
Net Assets — 100.0%		$1,116,055,801

ADR - American Depository Receipt

(1)  All or a portion of these securities were on loan at April 30, 2006.

(2)  Non-income producing security.

(3)  Foreign security.

(4)  Affiliated fund that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of April 30, 2006.

See notes to financial statements

16

Tax-Managed Value Portfolio as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investments, at value including $79,805,744 of securities on loan (identified cost, $832,472,832)	$1,202,874,237
Cash	11,507
Receivable for investments sold	3,460,429
Interest and dividends receivable	1,964,502
Tax reclaim receivable	238,769
Total assets	$1,208,549,444
Liabilities
Collateral for securities loaned	$81,579,368
Payable for investments purchased	9,911,180
Payable to affiliate for investment advisory fee	568,653
Payable to affiliate for Trustees' fees	2,058
Accrued expenses	432,384
Total liabilities	$92,493,643
Net Assets applicable to investors' interest in Portfolio	$1,116,055,801
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$745,648,215
Net unrealized appreciation (computed on the basis of identified cost)	370,407,586
Total	$1,116,055,801

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Dividends (net of foreign taxes, $87,307)	$11,960,053
Interest	516,275
Security lending income, net	21,705
Total investment income	$12,498,033
Expenses
Investment adviser fee	$3,252,348
Trustees' fees and expenses	12,241
Custodian fee	140,605
Legal and accounting services	36,178
Miscellaneous	17,317
Total expenses	$3,458,689
Deduct — Reduction of custodian fee	$7
Reduction of investment adviser fee	12,309
Total expense reductions	$12,316
Net expenses	$3,446,373
Net investment income	$9,051,660
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$25,450,424
Foreign currency transactions	5,222
Net realized gain	$25,455,646
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$98,473,148
Foreign currency	9,371
Net change in unrealized appreciation (depreciation)	$98,482,519
Net realized and unrealized gain	$123,938,165
Net increase in net assets from operations	$132,989,825

See notes to financial statements

17

Tax-Managed Value Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment income	$9,051,660	$12,436,589
Net realized gain from investment and foreign currency transactions	25,455,646	24,467,870
Net change in unrealized appreciation (depreciation) from investments and foreign currency	98,482,519	89,722,265
Net increase in net assets from operations	$132,989,825	$126,626,724
Capital transactions — Contributions	$98,284,426	$147,375,650
Withdrawals	(61,292,982)	(125,350,738)
Net increase in net assets from capital transactions	$36,991,444	$22,024,912
Net increase in net assets	$169,981,269	$148,651,636
Net Assets
At beginning of period	$946,074,532	$797,422,896
At end of period	$1,116,055,801	$946,074,532

See notes to financial statements

18

Tax-Managed Value Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)†		2005†	2004	2003	2002	2001(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.67	%(2)	0.68%	0.69%	0.70%	0.72%	0.70	%(2)
Expenses after custodian fee reduction	0.67	%(2)	0.68%	0.69%	0.70%	0.72%	0.70	%(2)
Net investment income	1.77	%(2)	1.40%	1.57%	1.47%	0.99%	0.69	%(2)
Portfolio Turnover	15%		40%	44%	76%	213%	45%
Total Return	13.97%		15.76%	13.55%	16.40%	(7.99)%	—
Net assets, end of period (000's omitted)	$1,116,056		$946,075	$797,423	$673,412	$562,361	$442,447

†  The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have changed by less than 0.005%.

(1)  For the period from the start of business, July 23, 2001, to October 31, 2001.

(2)  Annualized.

See notes to financial statements

19

Tax-Managed Value Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 13, 2001, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2006, the Eaton Vance Tax-Managed Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held approximately 89.6% and 10.3%, respectively, of the interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Financial Futures Contract — Upon entering a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price

20

Tax-Managed Value Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 0.65% annually of average daily net assets of the Portfolio up to $500 million, 0.625% of average net assets of $500 million but less than $1 billion , 0.600% of average net assets of $1 billion but less than $2 billion, 0.575% of average net assets of $2 billion but less than $5 billion, and 0.555% of average net assets of $5 billion and over. For the six months ended April 30, 2006, the advisory fee amounted to $3,252,348. EVM has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. Pursuant to this agreement, EVM waived $12,309 of its advisory fee for the six months ended April 30, 2006. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2006, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $210,207,016 and $153,422,524, respectively, for the six months ended April 30, 2006.

4  Securities Lending Agreement

The Portfolio has established a securities lending agreement with a securities lending agent, IBT, in which the Portfolio lends portfolio securities to qualified borrowers in exchange

21

Tax-Managed Value Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

for collateral consisting of either cash or U. S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in the Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund). The Cash Collateral Fund invests in high quality money market instruments. Under the agreement, the Portfolio continues to earn interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In addition, the Portfolio pays IBT a lending agent fee computed as a percentage of the earnings on the collateral invested less the loan rebate fee. The loan rebate fee and lending agent fee paid by the Portfolio offsets a portion of the interest income received and amounted to $432,115 and $3,828, respectively, for the six months ended April 30, 2006. At April 30, 2006, the value of the securities loaned and the value of the collateral amounted to $79,805,744 and $81,579,368, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

5  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$832,472,832
Gross unrealized appreciation	$370,513,668
Gross unrealized depreciation	(112,263)
Net unrealized appreciation	$370,401,405

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2006.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2006.

22

Eaton Vance Tax-Managed Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

23

Eaton Vance Tax-Managed Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed Value Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Tax-Managed Value Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's in-house equity research capabilities and experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Portfolio in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2005 for the Fund. The Board concluded that the Fund's performance is satisfactory.

24

Eaton Vance Tax-Managed Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fees, payable by the Portfolio and the Fund (referred to collectively as "management fees").

As part of its review, the Board considered the management fees, including administrative fees, and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted the small size of the Fund relative to other similarly managed funds.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted that, at its request, the Adviser had agreed to add two new breakpoints for the Tax-Managed Value Portfolio with respect to assets that exceed $2 billion and $5 billion. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

25

Eaton Vance Tax-Managed Value Fund

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Value Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Kevin S. Dyer
Vice President
Aamer Kahn
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Cliff Quisenberry Jr.
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Tax-Managed Value Portfolio

Officers Duncan W. Richardson President Michael R. Mach Vice President and Portfolio Manager Kevin M. Connerty Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Value Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Value Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Tax-Managed Value Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

501-6/06  TVSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty financial company). Previously he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	June 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 16, 2006

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	June 16, 2006